As filed with the Securities and Exchange Commission.
                                                      `33 Act File No. 033-89560
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES                  [X]
                                   ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 19


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [ ]


                         NATIONWIDE VARIABLE ACCOUNT - 7
            (FORMERLY, NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT)
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.


It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ]  this post-effective amendment
     designates a new effective date for a previously filed post-effective amendment.



================================================================================

                         NATIONWIDE VARIABLE ACCOUNT - 7
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information


N-4 ITEM                                                                                                                   CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page...................................................................................................Cover Page
Item 2.    Definitions...................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.........................................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...................................................................Standard Charges & Deductions
Item 7.    General Description of Variable
           Annuity Contracts.........................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period.................................................................................Annuitizing the Contract
Item 9.    Death Benefit............................................................................................Death Benefits
Item 10.   Purchases and Contract Value..................................................................Operation of the Contract
Item 11.   Redemptions.....................................................................................Surrender (Redemption)
Item 12.   Taxes  ......................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.....................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information...........................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page...................................................................................................Cover Page
Item 16.   Table of Contents.....................................................................................Table of Contents
Item 17.   General Information and History.........................................................General Information and History
Item 18.   Services.......................................................................................................Services
Item 19.   Purchase of Securities Being Offered...............................................Purchase of Securities Being Offered
Item 20.   Underwriters...............................................................................................Underwriters
Item 21.   Calculation of Performance Information...........................................Calculation of Performance Information
Item 22.   Annuity Payments.......................................................................................Annuity Payments
Item 23.   Financial Statements...............................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits...............................................................................Item 24
Item 25.   Directors and Officers of the Depositor.........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant................................................................................Item 26
Item 27.   Number of Contract Owners.......................................................................................Item 27
Item 28.   Indemnification.................................................................................................Item 28
Item 29.   Principal Underwriter...........................................................................................Item 29
Item 30.   Location of Accounts and Records................................................................................Item 30
Item 31.   Management Services.............................................................................................Item 31
Item 32.   Undertakings....................................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

 Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                  Account - 7

                  The date of this prospectus is May 1, 2003.


--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

--------------------------------------------------------------------------------

UNDERLYING MUTUAL FUNDS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000:

--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS

o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series I Shares
o AIM V.I. International Growth Fund: Series II Shares (formerly, AIM V.I. International Equity Fund: Series II Shares)
o    AIM V.I. Mid Cap Core Equity Fund: Series I Shares
o AIM V.I. Premier Equity Fund: Series I Shares and Series II Shares (formerly, AIM V.I. Value Fund: Series II Shares)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (FORMERLY, ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.)
o AllianceBernstein Growth and Income Portfolio: Class B (formerly, Growth and Income Portfolio: Class B)
o    AllianceBernstein International Value Portfolio: Class B
o AllianceBernstein Premier Growth Portfolio: Class B (formerly, Premier Growth Portfolio: Class B)
o    AllianceBernstein Small Cap Value Portfolio: Class B


DREYFUS

o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares and Service Shares


FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated Growth Strategies Fund II
o    Federated High Income Bond Fund II: Service Shares*
o    Federated International Equity Fund II
o    Federated Quality Bond Fund II: Primary Shares and Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

o    VIP Equity-Income Portfolio: Service Class and Service Class 2
o    VIP Growth Portfolio: Service Class 2
o    VIP High Income Portfolio: Service Class 2*
o VIP Money Market Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
o    VIP Overseas Portfolio: Service Class 2
o VIP Value Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o VIP II Asset Manager Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o VIP II Asset Manager: Growth Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP II Contrafund(R) Portfolio: Service Class and Service Class 2
o VIP II Index 500 Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
o VIP II Investment Grade Bond Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

o    VIP III Aggressive Growth Portfolio: Service Class 2
o VIP III Balanced Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP III Dynamic Capital Appreciation Portfolio: Service Class 2
o    VIP III Growth & Income Portfolio: Service Class 2
o VIP III Growth Opportunities Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class and Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (FORMERLY, TEMPLETON VARIABLE PRODUCT SERIES FUND)
o    Franklin Rising Dividends Securities Fund: Class 1
o Templeton Foreign Securities Fund: Class 1 (formerly, Templeton International Securities Fund: Class I)

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Dreyfus GVIT Mid Cap Index Fund: Class I and Class II
o    Gartmore GVIT Emerging Markets Fund: Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I
o    GVIT Small Cap Growth Fund: Class II
o    GVIT Small Cap Value Fund: Class I and Class II
o    GVIT Small Company Fund: Class I and Class II


JANUS ASPEN SERIES
o    Risk-Managed Large Cap Core Portfolio: Service Shares


MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS New Discovery Series: Service Class
o    MFS Value Series: Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS

o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Global Securities Fund/VA: Initial Class and Service Class
o    Oppenheimer High Income Fund/VA: Initial Class*
o Oppenheimer Main Street(R)Fund/VA: Service Class (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Service Class)
o    Oppenheimer Main Street(R) Small Cap Fund/VA: Initial Class
o    Oppenheimer Strategic Bond Fund/VA: Service Class


PUTNAM VARIABLE TRUST

o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT International Equity Fund: Class IB
o    Putnam VT Small Cap Value Fund: Class IB
o    Putnam VT Voyager Fund: Class IB

STI CLASSIC VARIABLE TRUST
o    Capital Appreciation Fund
o    Growth and Income Fund
o    International Equity Fund

o    Investment Grade Bond Fund
o    Mid-Cap Equity Fund
o    Small Cap Value Equity Fund
o    Value Income Stock Fund


VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II
o    U.S. Real Estate Portfolio: Class II


   VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II

VISION GROUP OF FUNDS
o    VISION Large Cap Growth Fund II
o    VISION Large Cap Value Fund II
o    VISION Managed Allocation Fund - Moderate Growth II

--------------------------------------------------------------------------------

UNDERLYING MUTUAL FUNDS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000:

--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o AIM V.I. International Growth Fund: Series II Shares (formerly, AIM V.I. International Equity Fund: Series II Shares)
o    AIM V.I. Premier Equity Fund: Series II Shares (formerly, AIM V.I. Value
     Fund: Series II Shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (FORMERLY, ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.)
o AllianceBernstein Growth and Income Portfolio: Class B (formerly, Growth and Income Portfolio: Class B)
o    AllianceBernstein International Value Portfolio: Class B
o AllianceBernstein Premier Growth Portfolio: Class B (formerly, Premier Growth Portfolio: Class B)
o    AllianceBernstein Small Cap Value Portfolio: Class B


FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated High Income Bond Fund II: Service Shares*
o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Money Market Portfolio: Initial Class
o    VIP Overseas Portfolio: Service Class
o    VIP Value Portfolio: Service Class



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Asset Manager Portfolio: Service Class
o    VIP II Asset Manager: Growth Portfolio: Service Class
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Index 500 Portfolio: Initial Class
o    VIP II Investment Grade Bond Portfolio: Initial Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Aggressive Growth Portfolio: Service Class
o    VIP III Balanced Portfolio: Service Class
o    VIP III Dynamic Capital Appreciation Portfolio: Service Class
o    VIP III Growth & Income Portfolio: Service Class
o    VIP III Growth Opportunities Portfolio: Service Class
o    VIP III Mid Cap Portfolio: Service Class
o    VIP III Value Strategies Portfolio: Service Class 2

GARTMORE VARIABLE INSURANCE TRUST
o    Dreyfus GVIT Mid Cap Index Fund: Class II
o    Gartmore GVIT Emerging Markets Fund: Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I
o    GVIT Small Cap Growth Fund: Class II
o    GVIT Small Cap Value Fund: Class II
o    GVIT Small Company Fund: Class II

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS New Discovery Series: Service Class
o    MFS Value Series: Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS

o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Global Securities Fund/VA: Service Class
o Oppenheimer Main Street(R)Fund/VA: Service Class (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Service Class)
o    Oppenheimer Strategic Bond Fund/VA: Service Class


VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account - 7 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.


--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2003), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 66.
--------------------------------------------------------------------------------


For general information or to obtain FREE copies of the:

o    Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o    prospectus for the Guaranteed Term Options;
o    required Nationwide forms; or
o    Nationwide's privacy statement,

call    1-800-848-6331
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM
THIS ANNUITY:

o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account - 7, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................
CONTRACT EXPENSES...........................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
FINANCIAL STATEMENTS........................................
CONDENSED FINANCIAL INFORMATION.............................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................
TYPES OF CONTRACTS..........................................
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simple IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND   DEDUCTIONS........
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
     Capital Preservation Plus Option

CONTRACT OWNERSHIP..........................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan


LOAN PRIVILEGE..............................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default


ASSIGNMENT..................................................

CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................

ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options

DEATH BENEFITS..............................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts Required Distributions for Tax Sheltered Annuities,
        Individual Retirement Annuities, SEP IRAs, Simple
        IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer
        Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING ................................................

SUB-ACCOUNT PERFORMANCE SUMMARY.............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: UNDERLYING MUTUAL FUNDS.........................

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")                                                                               1
(as a percentage of purchase payments surrendered)......................................................................      7%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 2
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                     RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 3

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     0.95%
------------------------------------------------------------------------------------------------------------------------------------

----------

1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC Percentage                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account charge.

------------------------------------------------------------------------------------------------------------------------------------
                                                    ADDITIONAL CONTRACT OPTIONS 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   2
REDUCED PURCHASE PAYMENT OPTION..........................................................................................     0.25%
Total Variable Account Charges (including this option only)..............................................................     1.20%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   3
FIVE YEAR CDSC OPTION....................................................................................................     0.15%
Total Variable Account Charges (including this option only)..............................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------
CDSC WAIVER OPTIONS
An applicant may purchase one or more of the following CDSC options.
                                                                                                                                   4
     ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER..........................................................     0.10%
     Total Variable Account Charges (including this option only).........................................................     1.05%

     10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)..........................................     0.05%
     Total Variable Account Charges (including this option only).........................................................     1.00%

     HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)........................................................     0.15%
     Total Variable Account Charges (including this option only).........................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------

DEATH BENEFIT OPTIONS
An applicant may purchase one of two available death benefit options as a replacement for the standard death benefit.

     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER
     OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS (APPLICANT MAY ELECT ONLY ONE):

         ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION..................
         Total Variable Account Charges (including this option only).....................................................     0.15%
                                                                                                                              1.10%

         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION.
         Total Variable Account Charges (including this option only).....................................................     0.20%
                                                                                                                              1.15%
------------------------------------------------------------------------------------------------------------------------------------
                                                       [CONTINUED ON NEXT PAGE.]
------------------------------------------------------------------------------------------------------------------------------------

---------

1 Not all optional benefits are available in every state. Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges will only apply to allocations made to the sub-accounts and are charged daily as a percentage of the average daily variable account value.

2 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

3    Range of Five Year CDSC over time:


----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

4 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.




------------------------------------------------------------------------------------------------------------------------------------
                                                ADDITIONAL CONTRACT OPTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2,
     2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS (APPLICANT MAY ELECT ONE OR BOTH):

         ONE-YEAR STEP UP DEATH BENEFIT..................................................................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%

         5% ENHANCED DEATH BENEFIT.......................................................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.05%
------------------------------------------------------------------------------------------------------------------------------------
                                         1
GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.


     GUARANTEED MINIMUM INCOME BENEFIT OPTION 1..........................................................................     0.45%
     Total Variable Account Charges (including this option only).........................................................     1.40%

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 2..........................................................................     0.30%
     Total Variable Account Charges (including this option only).........................................................     1.25%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   2
EXTRA VALUE OPTION.......................................................................................................     0.45%
Total Variable Account Charges (including this option only)..............................................................     1.40%

In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   3
BENEFICIARY PROTECTOR OPTION.............................................................................................     0.40%
Total Variable Account Charges (including this option only)..............................................................     1.35%

In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   4
CAPITAL PRESERVATION PLUS OPTION.........................................................................................     0.50%
Total Variable Account Charges (including this option only)..............................................................     1.45%

In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Consequently, the interest rate of return credited to assets in the Guaranteed
Term Option will be lowered by 0.50% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------

----------

1    Effective May 1, 2003, these options are no longer available.


2 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to:
     (1) credit the minimum guaranteed interest rates as required by applicable state law; and (2) obtain adequate compensation for the Extra Value Option.



3    This option may be elected at any time.

4 The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option that corresponds to the end of the program period elected by the contract owner.

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).


------------------------------------------------------------------------------------------------------------------------------------
                                                SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     0.95%

Reduced Purchase Payment Option..........................................................................................     0.25%

Five Year CDSC Option....................................................................................................     0.15%

Additional Withdrawal Without Charge and Disability Waiver...............................................................     0.10%

10 Year and Disability Waiver (Tax Sheltered Annuities only).............................................................     0.05%

Hardship Waiver (Tax Sheltered Annuities only)...........................................................................     0.15%

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection..........
                                                                                                                              0.20%

Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%

Extra Value Option.......................................................................................................     0.45%

Beneficiary Protector Option.............................................................................................     0.40%

Capital Preservation Plus Option.........................................................................................     0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     3.65%
------------------------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.27%                  6.33%
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------


EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.
The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds; o the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (6.33%)      1,678   3,515   5,056  8,239   1,048   2,975  4,696   8,239      *   2,975   4,696     8,239
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)      1,042   1,786   2,455  4,284     412   1,246  2,095   4,284      *   1,246   2,095     4,284
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

o    Charitable Remainder Trusts;

o    Investment-only Contracts (Qualified Plans) ;

o Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans*;

o    Non-Qualified Contracts;

o    Roth IRAs;

o    Simplified Employee Pension IRAs (SEP IRAs);

o    Simple IRAs, and

o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.


PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------- ------------------- ----------------------
                       MINIMUM INITIAL     MINIMUM SUBSEQUENT
      CONTRACT         PURCHASE PAYMENT         PAYMENTS
        TYPE
--------------------- ------------------- ----------------------
Charitable                 $15,000               $1,000
Remainder Trust
--------------------- ------------------- ----------------------
Investment-only            $15,000               $1,000
(Qualified Plans)
--------------------- ------------------- ----------------------
IRA                        $15,000               $1,000
--------------------- ------------------- ----------------------
Non-Qualified              $15,000               $1,000
--------------------- ------------------- ----------------------
Roth IRA                   $15,000               $1,000
--------------------- ------------------- ----------------------
SEP IRA                    $15,000               $1,000
--------------------- ------------------- ----------------------
Simple IRA                 $15,000               $1,000
--------------------- ------------------- ----------------------
Tax Sheltered              $15,000               $1,000
Annuity
--------------------- ------------------- ----------------------

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners at the time of application. The CDSC options each have different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

-------------------------- ------------------ ----------------
         OPTION              CONTRACT TYPE        CHARGE
-------------------------- ------------------ ----------------
Five Year CDSC Option      All*                    0.15%
-------------------------- ------------------ ----------------
Additional Withdrawal      All                     0.10%
Without Charge and
Disability Waiver
-------------------------- ------------------ ----------------
10 Year and Disability     Tax Sheltered           0.05%
Waiver                     Annuities
-------------------------- ------------------ ----------------
Hardship Waiver            Tax Sheltered           0.15%
                           Annuities
-------------------------- ------------------ ----------------

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

If the contract owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or a charge at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct a charge at an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge at an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.


For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to:

(1) credit the minimum guaranteed interest rates as required by applicable state law; and

(2)  obtain adequate compensation for the Extra Value Option.

Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").


A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

A Capital Preservation Plus Option is available to applicants and contract owners beginning on May 1, 2003. Effective January 1, 2004, the option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of not more than 0.50%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered due to the assessment of this charge.

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 4 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS


Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:


1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS


Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:
o    minimum participation rules;
o    top-heavy contribution rules;
o    nondiscriminatory allocation rules; and
o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.


For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.


Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by the assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to:

(1) credit the minimum guaranteed interest rates as required by applicable state law; and

(2)  obtain adequate compensation for the Extra Value Option.



The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.


Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first 7 contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.


Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:
------------------------------- ------------------------------
  NUMBER OF COMPLETED YEARS                 CDSC
FROM DATE OF PURCHASE PAYMENT            PERCENTAGE
------------------------------- ------------------------------
              0                              7%
------------------------------- ------------------------------
              1                              7%
------------------------------- ------------------------------
              2                              6%
------------------------------- ------------------------------
              3                              5%
------------------------------- ------------------------------
              4                              4%
------------------------------- ------------------------------
              5                              3%
------------------------------- ------------------------------
              6                              2%
------------------------------- ------------------------------
              7                              0%
------------------------------- ------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least 2 years;

2)   upon payment of a death benefit; or

3) from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option. Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

--------------------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM              CDSC
    DATE OF PURCHASE PAYMENT              PERCENTAGE
--------------------------------------------------------------
               0                              7%
--------------------------------------------------------------
               1                              7%
--------------------------------------------------------------
               2                              6%
--------------------------------------------------------------
               3                              4%
--------------------------------------------------------------
               4                              2%
--------------------------------------------------------------
               5                              0%
--------------------------------------------------------------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

     1)   the contract owner has been the owner of the contract for 10 years;
          and

     2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each of the previously described death benefit options has a Spousal Protection Feature - there is no additional charge for this feature. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;

2)   The spouses must be co-annuitants;

3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

4)   The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

--------------------------------------------------------------------------------
IN ADDITION, ALL OPTIONAL DEATH BENEFITS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
--------------------------------------------------------------------------------

No CDSC will be charged if:

1)   the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or


3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and


4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. GMIB options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A GMIB may afford protection against unfavorable investment performance.


EXTRA VALUE OPTION

--------------------------------------------------------------------------------
The Extra Value Option may not be available in all states. Applicants should be aware of the following prior to electing the Extra Value Option:

1. Electing the Extra Value Option will be beneficial for contract owners only if the investment performance of the underlying mutual funds and the rate of return in the fixed account and Guaranteed Term Options is great enough to compensate for the reduction in contract value due to the 0.45% charge;

2. Nationwide may make a profit from the charge assessed by the Extra Value Option;

3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) contract years, contract owners who anticipate making additional purchase payments after the first contract year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;

4.   Once the Extra Value Option is elected, it may not be revoked; and

5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the contract during the contractual free-look period.

6. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to: (1) credit the minimum guaranteed interest rates as required by applicable state law; and (2) obtain adequate compensation for the Extra Value Option.

--------------------------------------------------------------------------------

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge. Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

a) a 1.40% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

b) a 0.95% variable account charge for the first 7 years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

a)   a $100,000 initial purchase payment with no additional purchase payments;

b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

               7.75% RATE OF RETURN
--------------------------------------------------------
 CONTRACT     BASE CONTRACT      CONTRACT WITH EXTRA
   YEAR        (0.95% TOTAL      VALUE OPTION (1.40%
              ASSET CHARGES)     TOTAL ASSET CHARGES)
--------------------------------------------------------
     1           $106,727              $109,465
--------------------------------------------------------
     2           $113,906              $116,336
--------------------------------------------------------
     3           $121,568              $123,638
--------------------------------------------------------
     4           $129,745              $131,399
--------------------------------------------------------
     5           $138,472              $139,647
--------------------------------------------------------
     6           $147,787              $148,412
--------------------------------------------------------
     7           $157,728              $157,728
--------------------------------------------------------
     8           $168,337              $168,337
--------------------------------------------------------
     9           $179,661              $179,661
--------------------------------------------------------
    10           $191,746              $191,746
--------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

b) withdrawals that are subject to a CDSC are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:


------------------------------- ------------------------------
                                    (Extra Value Amount)
                                  Percentage of First Year
           Contract                   Purchase Payments
            Years
------------------------------- ------------------------------
           1 and 2                           3%
------------------------------- ------------------------------
          3, 4 and 5                         2%
------------------------------- ------------------------------
           6 and 7                           1%
------------------------------- ------------------------------
         After Year 7                        0%
------------------------------- ------------------------------

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE 7TH CONTRACT YEAR.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d= any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CAPITAL PRESERVATION PLUS OPTION


The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.


The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and


(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.


When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning on May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option


A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.


During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.


o    No new purchase payments may be applied to the contract.

o Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.


o Contract owners are prohibited from adding any optional benefit that assesses a charge to the Guaranteed Term Options.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.


o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply and the surrender will be subject to the CDSC provisions of the contract.


After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

--------------------------------------------------------------------------------
                  For contracts issued on or after May 1, 2000:
--------------------------------------------------------------------------------

AIM Variable Insurance Funds
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series I Shares
o    AIM V.I. Mid Cap Core Equity Fund: Series I Shares
o    AIM V.I. Premier Equity Fund: Series I Shares and Series II Shares


AllianceBernstein Variable Products Series Fund, Inc.
o    AllianceBernstein Growth and Income Portfolio: Class B
o    AllianceBernstein Premier Growth Portfolio: Class B


Dreyfus

o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares and Service Shares


Federated Insurance Series
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated Growth Strategies Fund II
o    Federated Quality Bond Fund II: Primary Shares and Service Shares

Fidelity Variable Insurance Products Fund

o    VIP Equity-Income Portfolio: Service Class and Service Class 2
o    VIP Growth Portfolio: Service Class 2
o VIP Money Market Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
o VIP Value Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)

Fidelity Variable Insurance Products Fund II
o VIP II Asset Manager Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o VIP II Asset Manager: Growth Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP II Contrafund(R)Portfolio: Service Class and Service Class 2
o VIP II Index 500 Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)
o VIP II Investment Grade Bond Portfolio: Initial Class (only available for contracts issued prior to February 14, 2002)

Fidelity Variable Insurance Products Fund III
o    VIP III Aggressive Growth Portfolio: Service Class 2
o VIP III Balanced Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP III Dynamic Capital Appreciation Portfolio: Service Class 2
o    VIP III Growth & Income Portfolio: Service Class 2
o VIP III Growth Opportunities Portfolio: Service Class 2 (only available for contracts issued prior to February 14, 2002)
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class and Service Class 2


Franklin Templeton Variable Insurance Products Trust
o    Franklin Rising Dividends Securities Fund: Class 1

Gartmore Variable Insurance Trust
o    Dreyfus GVIT Mid Cap Index Fund: Class I and Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I


Janus Aspen Series
o    Risk-Managed Large Cap Core Portfolio: Service Shares


MFS(R) Variable Insurance Trust
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS Value Series: Service Class

Oppenheimer Variable Account Funds
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Main Street Fund/VA: Service Class
o    Oppenheimer Strategic Bond Fund/VA: Service Class

Putnam Variable Trust

o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT Voyager Fund: Class IB


STI Classic Variable Trust
o    Capital Appreciation Fund
o    Growth and Income Fund
o    Investment Grade Bond Fund
o    Mid-Cap Equity Fund
o    Value Income Stock Fund


The Universal Institutional Funds, Inc.
o    Core Plus Fixed Income Portfolio: Class II


Van Kampen Life Investment Trust
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II

VISION Group of Funds
o    VISION Large Cap Growth Fund II
o    VISION Large Cap Value Fund II
o    VISION Managed Allocation Fund - Moderate Growth II

--------------------------------------------------------------------------------
                   For contracts issued prior to May 1, 2000:
--------------------------------------------------------------------------------

AIM Variable Insurance Funds
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Premier Equity Fund: Series II Shares


AllianceBernstein Variable Products Series Fund, Inc.
o    AllianceBernstein Growth and Income Portfolio: Class B
o    AllianceBernstein Premier Growth Portfolio: Class B


Federated Insurance Series
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP Money Market Portfolio: Initial Class
o    VIP Value Portfolio: Service Class

Fidelity Variable Insurance Products Fund II
o    VIP II Asset Manager Portfolio: Service Class
o    VIP II Asset Manager: Growth Portfolio: Service Class
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Initial Class
o    VIP II Index 500 Portfolio: Initial Class

Fidelity Variable Insurance Products Fund III
o    VIP III Aggressive Growth Portfolio: Service Class
o    VIP III Balanced Portfolio: Service Class

o    VIP III Dynamic Capital Appreciation Portfolio: Service Class
o    VIP III Growth & Income Portfolio: Service Class
o    VIP III Growth Opportunities Portfolio: Service Class
o    VIP III Mid Cap Portfolio: Service Class
o    VIP III Value Strategies Portfolio: Service Class 2

Gartmore Variable Insurance Trust
o    Dreyfus GVIT Mid Cap Index Fund: Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I

MFS(R) Variable Insurance Trust
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS Value Series: Service Class

Oppenheimer Variable Account Funds
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Main Street Fund/VA: Service Class
o    Oppenheimer Strategic Bond Fund/VA: Service Class

Van Kampen Life Investment Trust
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period


If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.


Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.


If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investments allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the GVIT - Gartmore GVIT Money Market
Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.


Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).


OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------- ------------------- ---------------------
                       MINIMUM INITIAL     MINIMUM SUBSEQUENT
      CONTRACT         PURCHASE PAYMENT         PAYMENTS
        TYPE
--------------------- ------------------- ---------------------
Charitable                 $15,000               $1,000
Remainder Trust
--------------------- ------------------- ---------------------
Investment-only            $15,000               $1,000
--------------------- ------------------- ---------------------
IRA                        $15,000               $1,000
--------------------- ------------------- ---------------------
Non-Qualified              $15,000               $1,000
--------------------- ------------------- ---------------------
Roth IRA                   $15,000               $1,000
--------------------- ------------------- ---------------------
SEP IRA                    $15,000               $1,000
--------------------- ------------------- ---------------------
Simple IRA                 $15,000               $1,000
--------------------- ------------------- ---------------------
Tax Sheltered              $15,000               $1,000
Annuity
--------------------- ------------------- ---------------------

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS


Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.


Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:


a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.65% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.


Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

2)   adding any interest earned on the amounts allocated; and

3)   subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option


Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.


Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account


Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.


Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts


Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.


Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days after the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the

Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the 7th contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.



MINIMUM AND MAXIMUM LOAN AMOUNTS


Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


---------------- ------------ ---------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will not exceed $25 per loan processed. The loan processing fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.


DISTRIBUTIONS AND ANNUITY PAYMENTS


Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT


If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio: Service Class 2, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I.


Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

------------------------------- ------------------------------
       CONTRACT OWNER'S                 PERCENTAGE OF
             AGE                       CONTRACT VALUE
------------------------------- ------------------------------
        Under age 59 1/2                     5%
------------------------------- ------------------------------
    Age 59 1/2through age 61                 7%
------------------------------- ------------------------------
    Age 62 through age 64                    8%
------------------------------- ------------------------------
    Age 65 through age 74                    10%
------------------------------- ------------------------------
       Age 75 and over                       13%
------------------------------- ------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

---------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
 EXERCISING A GUARANTEED MINIMUM INCOME BENEFIT OPTION.
---------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date. FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.


How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

1)   the application of additional purchase payments;

2)   surrenders; or

3)   transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

o There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

o    The contract is issued to a MALE at age 55, 65 or 70; and

o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                       7 Years in Accumulation
                $140,710.04 for GMIB at Annuitization
---------------- -------------- --------------- --------------
  Male Age at     Male Age at   GMIB Purchase   Monthly GMIB
     Issue       Annuitization      Rate*
---------------- -------------- --------------- --------------
      55              62            $4.72          $664.15
---------------- -------------- --------------- --------------
      65              72            $5.96          $838.63
---------------- -------------- --------------- --------------
      70              77            $6.79          $955.42
---------------- -------------- --------------- --------------

                       10 Years in Accumulation
                 $162,889.46 for GMIB at Annuitization
---------------- -------------- ---------------- --------------
  Male Age at     Male Age at    GMIB Purchase   Monthly GMIB
     Issue       Annuitization       Rate*
---------------- -------------- ---------------- --------------
      55              65             $5.03          $819.33
---------------- -------------- ---------------- --------------
      65              75             $6.44         $1,049.01
---------------- -------------- ---------------- --------------
      70              80             $7.32         $1,192.35
---------------- -------------- ---------------- --------------

                       15 Years in Accumulation
                $200,000.00 for GMIB at Annuitization
--------------- --------------- ---------------- --------------
 Male Age at     Male Age at     GMIB Purchase   Monthly GMIB
    Issue       Annuitization        Rate*
--------------- --------------- ---------------- --------------
      55              70             $5.66         $1,132.00
--------------- --------------- ---------------- --------------
      65              80             $7.32         $1,464.00
--------------- --------------- ---------------- --------------
      70              85             $8.18         $1,636.00
--------------- --------------- ---------------- --------------
*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)   after the contract has been in effect for 7 years; and

2)   the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**


The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

-------------------------------------------------------------------------------

      IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    The GMIB may not be approved in all state jurisdictions.

-------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

     The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.


Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.


Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;
o    SEP IRAs;
o    Simple IRAs;
o    Roth IRAs;
o    Tax Sheltered Annuities; and
o    Non-Qualified Contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule (see below) and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);


o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or


o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.


The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.


The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.


FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:


o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide

Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I and/or the Fidelity VIP Money Market Portfolio:
Initial Class. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the money market fund's units. Yield is an annualized figure, which means that it is assumed that the money market fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 3.15% (the maximum variable account charges if the most expensive optional benefits are chosen as of December 31, 2002) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 0.95%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               10 Years or Date
                                                                                                Fund Available
                                                                    1 Year         5 Years        in Variable        Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002       Account      Available in the
                                                                                                  to 12/31/02    Variable Account
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund: Series II Shares                            N/A              N/A         -27.32%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund: Series II Shares                   N/A              N/A         -29.34%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund: Series I Shares                     N/A              N/A         -28.08%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund: Series II Shares                   N/A              N/A         -21.47%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund: Series I Shares                     N/A              N/A         -20.35%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund: Series I Shares                          N/A              N/A         -24.24%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund: Series II Shares                         N/A              N/A         -32.15%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio: Class B                 N/A              N/A         -25.77%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio: Class B               N/A              N/A         -13.29%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio: Class B                    N/A              N/A         -31.45%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio: Class B                   N/A              N/A         -16.56%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                  N/A              N/A         -23.92%           06/03/02
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial            N/A              N/A         -26.19%           06/03/02
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares                         N/A              N/A         -21.46%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares                     N/A              N/A         -25.18%           05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares                 N/A              N/A         -24.49%           05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II                                    N/A              N/A         -24.57%           06/30/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II: Service Shares                     N/A              N/A          -8.46%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund II                                 N/A              N/A         -28.10%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Primary Shares                         N/A              N/A          -1.61%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                         N/A              N/A          -0.76%           05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class                -24.54%              N/A          -4.18%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class 2              -24.68%              N/A         -10.34%           05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                       -36.43%              N/A          -5.10%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class 2                     -36.52%              N/A         -27.29%           05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class                   -5.95%              N/A         -10.33%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class 2                 -6.25%              N/A         -15.32%           05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio: Initial Class                  -7.66%            0.62%           1.21%           11/01/96
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                     -27.56%              N/A          -8.81%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class 2                   -27.66%              N/A         -25.05%           05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class                        -23.44%              N/A         -19.41%           06/01/01
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class 2                      -23.53%              N/A         -19.47%           06/01/01
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class             -17.20%              N/A          -3.08%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class 2           -17.36%              N/A         -11.48%           05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class     -23.23%              N/A          -6.02%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class     -23.49%              N/A         -17.70%           05/01/00
2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class               -17.72%              N/A          -0.87%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class 2             -17.88%              N/A         -15.32%           05/01/00
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               10 Years or Date
                                                                                                Fund Available
                                                                    1 Year         5 Years        in Variable        Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002       Account      Available in the
                                                                                                  to 12/31/02    Variable Account
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio: Initial Class                 -29.27%           -4.65%          -0.40%           01/20/97
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class       0.57%            3.46%           4.04%           11/01/96
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class        -32.95%              N/A         -22.40%           01/02/01
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class 2      -33.21%              N/A         -22.78%           01/02/01
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class                 -17.12%              N/A          -3.39%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class 2               -17.28%              N/A         -10.14%           05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -15.74%              N/A         -25.72%           10/02/00
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -16.04%              N/A         -26.46%           09/25/00
Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class          -24.27%              N/A          -3.92%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class 2        -24.41%              N/A         -14.83%           05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -28.97%              N/A         -10.74%           02/09/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -29.06%              N/A         -23.01%           05/01/00
2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class                  -18.14%              N/A          10.16%           01/11/99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class 2                -18.26%              N/A          -5.96%           05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class             N/A              N/A         -26.73%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class 2           N/A              N/A         -30.51%           05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund: Class 1                     N/A              N/A         -17.25%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund: Class 1                             N/A              N/A         -27.94%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund: Class I                               N/A              N/A         -23.02%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund: Class II                              N/A              N/A         -26.81%           05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund: Class II                          N/A              N/A         -25.63%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund: Class I                            N/A              N/A           0.33%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund                  N/A              N/A          -8.51%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Conservative            N/A              N/A         -12.02%           02/14/02
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund                      N/A              N/A         -16.40%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund         N/A              N/A         -20.35%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund                    N/A              N/A         -23.43%
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund: Class I                               N/A              N/A          -7.95%           01/31/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class II                                   N/A              N/A         -33.88%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class I                                     N/A              N/A         -28.79%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class II                                    N/A              N/A         -33.95%           05/01/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class I                                       N/A              N/A         -23.71%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class II                                      N/A              N/A         -22.25%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series: Service Class                       N/A              N/A         -30.82%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series: Service Class                               N/A              N/A         -41.27%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series: Service Class                                N/A              N/A         -33.30%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series: Service Class                                        N/A              N/A         -21.04%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA: Service Class                N/A              N/A         -28.74%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA: Initial Class                   N/A              N/A         -26.58%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               10 Years or Date
                                                                                                Fund Available
                                                                    1 Year         5 Years        in Variable        Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002       Account      Available in the
                                                                                                  to 12/31/02    Variable Account
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA: Service Class                   N/A              N/A         -27.20%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA: Initial Class                         N/A              N/A         -10.83%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA: Service Class                         N/A              N/A         -24.71%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA: Initial Class               N/A              N/A         -22.52%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA: Service Class                      N/A              N/A          -3.11%           02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund: Class IB Shares                   N/A              N/A         -24.64%           06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund: Class IB Shares                        N/A              N/A         -28.05%          06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund: Class IB Shares                                N/A              N/A         -23.81%          06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                              N/A              N/A          -6.54%          10/11/02
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                                 N/A              N/A          -2.20%          10/11/02
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                                              N/A              N/A          -2.66%          10/11/02
-----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                             N/A              N/A          -5.28%          10/11/02
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                    N/A              N/A          -4.61%          10/11/02
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                                            N/A              N/A           0.06%          10/11/02
-----------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                                N/A              N/A           0.76%          10/11/02
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Comstock Portfolio: Class II                                           N/A              N/A         -25.74%          02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio: Class II                                    N/A              N/A         -35.43%          02/14/02
-----------------------------------------------------------------------------------------------------------------------------------
VISION GROUP OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
VISION Large Cap Growth Fund II                                        N/A              N/A         -23.36%          06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
VISION Large Cap Value Fund II                                         N/A              N/A         -26.46%          06/03/02
-----------------------------------------------------------------------------------------------------------------------------------
VISION Managed Allocation Fund - Moderate Growth II                    N/A              N/A         -14.53%          06/03/02
-----------------------------------------------------------------------------------------------------------------------------------



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund: Series II Shares                        -27.76%              N/A         -20.70%          09/10/01
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund: Series II Shares               -29.77%           -4.11%           6.05%          05/05/93
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund: Series I Shares                 -26.86%              N/A          -2.94%          05/01/98
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund: Series II Shares               -21.82%           -5.04%           3.02%          05/05/93
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund: Series I Shares                 -17.41%              N/A          -9.03%          09/10/01
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund: Series I Shares                      -35.06%           -3.81%           6.82%          05/05/93
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund: Series II Shares                     -35.23%           -4.05%           6.56%          05/05/93
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio: Class B             -27.70%              N/A          -5.00%          06/01/99
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio: Class B           -12.12%              N/A         -11.61%          08/14/01
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio: Class B                -35.60%              N/A         -18.17%          07/14/99
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio: Class B               -13.05%              N/A          -1.86%          05/01/01
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                  N/A              N/A         -28.38%          05/01/02
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial        -33.85%           -5.39%           6.06%          10/06/93
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares                     -27.78%           -2.54%           7.89%          09/29/89
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares                     N/A              N/A         -23.29%          04/30/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares                 N/A              N/A         -22.79%          04/30/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II                                -31.46%           -3.14%           4.92%          11/09/95
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II: Service Shares                  -5.90%              N/A          -4.26%          04/28/00
-----------------------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund II                             -28.15%           -2.07%           1.54%          05/08/95
-----------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Primary Shares                       1.97%              N/A           4.79%          04/22/99
-----------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                         N/A              N/A           0.94%          04/30/02
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class                -22.84%           -1.45%           8.69%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class 2              -22.98%           -1.55%           8.63%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                       -35.00%           -2.12%           7.35%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class 2                     -35.09%           -2.21%           7.30%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class                   -3.67%           -7.64%           2.44%          09/19/85
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class 2                 -3.98%           -7.75%           2.38%          09/19/85
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio: Initial Class                  -5.57%            2.94%           3.71%          04/01/82
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                     -25.92%           -5.63%           3.64%          01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class 2                   -26.03%           -5.66%           3.62%          01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class                        -21.71%              N/A         -15.96%          05/09/01
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class 2                      -21.80%              N/A         -16.03%          05/09/01
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class             -15.34%           -0.40%           5.95%          09/06/89
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class 2           -15.50%           -0.49%           5.89%          09/06/89
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class     -21.50%           -3.28%           5.85%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class     -21.76%           -3.39%           5.78%          01/03/95
2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class               -15.87%            1.98%          11.14%         01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class 2             -16.03%            1.88%          11.08%         01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio: Initial Class                 -27.68%           -2.50%           8.01%          08/27/92
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class       2.99%            5.88%           6.27%          12/05/88
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class        -31.44%              N/A         -24.65%          12/27/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class 2      -31.70%              N/A         -25.02%          12/27/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class                 -15.25%           -0.69%           5.12%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class 2               -15.41%           -0.79%           5.06%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -13.84%              N/A         -24.68%          09/25/00
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -14.14%              N/A         -24.80%          09/25/00
Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class          -22.56%           -1.07%           3.47%          12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class 2        -22.70%           -1.17%           3.38%          12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -27.37%           -7.95%           3.87%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -27.46%           -8.03%           3.81%          01/03/95
2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class                  -16.30%              N/A          13.65%          12/08/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class 2                -16.42%              N/A          13.52%          12/08/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class             N/A              N/A         -26.43%          02/20/02
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class 2           N/A              N/A         -25.97%          02/20/02
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund: Class 1                  -8.39%            4.00%           9.02%          01/27/92
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund: Class 1                         -24.14%           -3.53%           6.89%          05/01/92
-----------------------------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund: Class I                           -21.28%            3.61%           3.54%          10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund: Class II                           21.48%            3.35%           3.28%          11/01/97
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund: Class II                      -21.28%              N/A         -22.06%          08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund: Class I                          3.63%            5.75%           6.34%          11/08/82
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund               -6.81%              N/A          -6.23%          12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Conservative        -11.01%              N/A          -9.99%          12/12/01
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund                  -16.02%              N/A         -14.67%          12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund     -20.62%              N/A         -18.91%          12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund                -24.22%              N/A         -22.28%          12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund: Class I                            -6.04%            2.56%           3.37%          11/10/81
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class II                               -38.08%              N/A          -1.79%          05/03/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class I                                 -32.21%            3.57%           3.23%          10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class II                                -32.27%            3.34%           3.01%          11/01/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class I                                   -23.15%            2.45%           9.18%          10/23/95
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class II                                  -23.29%            2.20%           8.92%          10/23/95
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series: Service Class                   -32.72%              N/A         -10.77%          05/03/99
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series: Service Class                           -47.20%              N/A         -27.71%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series: Service Class                            -36.48%              N/A           0.77%          04/29/98
-----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series: Service Class                                        N/A              N/A         -19.89%          01/02/02
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA: Service Class            -32.14%              N/A         -17.53%          09/18/01
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA: Initial Class               -27.57%            3.80%          10.85%          11/12/90
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA: Service Class               -27.79%              N/A         -19.43%          07/13/00
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA: Initial Class                      -9.39%           -1.63%           5.67%          04/30/86
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA: Service Class                     -24.68%              N/A         -18.94%          07/13/00
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA: Initial Class           -21.69%              N/A          -2.47%          05/01/98
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA: Service Class                   -0.29%              N/A           0.54%          03/19/01
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund: Class IB Shares               -23.46%            0.64%           3.10%          01/02/97
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund: Class IB Shares                    -24.01%              N/A           3.99%          04/03/99
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund: Class IB Shares                            -31.63%           -3.00%           7.35%          02/01/88
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                          -27.36%           -0.35%           8.47%          10/02/95
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                             -26.17%              N/A          -8.95%          12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                                          -24.32%           -6.35%          -2.39%          11/07/96
-----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                           0.10%            4.45%           5.21%          10/02/95
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                -33.41%           -4.33%           2.43%          10/02/95
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                                         -8.29%            1.50%           1.16%          10/21/97
-----------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                            -22.84%           -2.38%           5.29%          10/02/95
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Comstock Portfolio: Class II                                       -25.09%              N/A           6.91%          09/18/00
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio: Class II                                -37.27%              N/A         -38.13%          09/18/00
-----------------------------------------------------------------------------------------------------------------------------------
VISION GROUP OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
VISION Large Cap Growth Fund II                                        N/A              N/A         -22.08%          05/31/02
-----------------------------------------------------------------------------------------------------------------------------------
VISION Large Cap Value Fund II                                         N/A              N/A         -27.90%          05/31/02
-----------------------------------------------------------------------------------------------------------------------------------
VISION Managed Allocation Fund - Moderate Growth II                    N/A              N/A             N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund: Series II Shares                        -23.08%              N/A         -16.78%          09/10/01
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund: Series II Share                -25.24%           -3.42%           6.05%          05/05/93
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund: Series I Shares                 -22.10%              N/A          -2.19%          05/01/98
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund: Series II Shares               -16.69%           -4.36%           3.02%          05/05/93
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund: Series I Shares                 -11.94%              N/A          -4.42%          09/10/01
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund: Series I Shares                      -30.92%           -3.12%           6.82%          05/05/93
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund: Series II Shares                     -31.11%           -3.36%           6.56%          05/05/93
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio: Class B             -23.01%              N/A          -3.80%          06/01/99
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio: Class B            -6.26%              N/A          -7.40%          08/14/01
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio: Class B                -31.50%              N/A         -17.19%          07/14/99
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio: Class B                -7.26%              N/A           1.92%          05/01/01
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index                  N/A              N/A         -23.74%          05/01/02
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.: Initial        -29.62%           -4.72%           6.06%          10/06/93
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares                     -23.10%           -1.83%           7.89%          09/29/89
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares                     N/A              N/A         -18.27%          04/30/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares                 N/A              N/A         -17.73%          04/30/02
-----------------------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II                                -27.05%           -2.44%           4.92%          11/09/95
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II: Service Shares                   0.40%              N/A          -2.27%          04/28/00
-----------------------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund II                             -23.50%           -1.36%           1.54%          05/08/95
-----------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Primary Shares                       8.27%              N/A           5.85%          04/22/99
-----------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                         N/A              N/A           7.24%          04/30/02
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class                -17.79%           -0.73%           8.69%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class 2              -17.94%           -0.83%           8.63%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                       -30.86%           -1.41%           7.35%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class 2                     -30.96%           -1.50%           7.30%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class                    2.63%           -7.00%           2.44%          09/19/85
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class 2                  2.32%           -7.11%           2.38%          09/19/85
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio: Initial Class                   0.73%            3.57%           3.71%          04/01/82
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                     -21.10%           -4.95%           3.64%          01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class 2                   -21.21%           -4.99%           3.62%          01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class                        -16.57%              N/A         -12.67%          05/09/01
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class 2                      -16.67%              N/A          12.74%          05/09/01
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class              -9.72%            0.32%           5.95%          09/06/89
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class 2            -9.89%            0.23%           5.89%          09/06/89
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class     -16.34%           -2.58%           5.85%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class     -16.63%           -2.69%           5.78%          01/03/95
2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class               -10.29%            2.63%          11.14%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class 2             -10.46%            2.54%          11.08%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio: Initial Class                 -22.99%           -1.79%           8.01%          08/27/92
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class       9.29%            6.45%           6.27%          12/05/88
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class        -27.04%              N/A         -22.70%          12/27/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class 2      -27.32%              N/A         -23.08%          12/27/00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class                  -9.62%            0.04%           5.12%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class 2                -9.80%           -0.06%           5.06%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:            -8.11%              N/A         -22.99%          09/25/00
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:            -8.43%              N/A         -23.11%          09/25/00
Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class          -17.48%           -0.34%           3.85%          12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class 2        -17.64%           -0.44%           3.76%          12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -22.66%           -7.31%           3.87%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -22.75%           -7.39%           3.81%          01/03/95
2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class                  -10.75%              N/A          14.24%          12/08/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class 2                -10.88%              N/A          14.12%          12/08/98
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class             N/A              N/A         -21.65%          02/20/02
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class 2           N/A              N/A         -21.15%          02/20/02
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund: Class 1                  -2.25%            4.61%           9.02%          01/27/92
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund: Class 1                         -19.18%           -2.83%           6.89%          05/01/92
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund: Class I                           -16.11%            4.23%           3.99%          10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund: Class II                          -16.33%            3.97%           3.73%          11/01/97
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund: Class II                      -16.11%              N/A         -20.34%          08/30/00
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund: Class I                          9.93%            6.32%           6.34%          11/08/82
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund               -0.55%              N/A          -0.25%          12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Conservative         -5.06%              N/A          -4.28%          12/12/01
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund                  -10.46%              N/A          -9.29%          12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund     -15.40%              N/A         -13.83%          12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund                -19.27%              N/A         -17.44%          12/12/01
-----------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund: Class I                             0.26%            3.20%           3.37%          11/10/81
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class II                               -34.18%              N/A          -0.55%          05/03/99
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class I                                 -27.86%            4.18%           3.69%          10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class II                                -27.92%            3.97%           3.47%          11/01/97
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class I                                   -18.11%            3.10%           9.18%          10/23/95
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class II                                  -18.27%            2.85%           8.92%          10/23/95
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series: Service Class                   -28.41%              N/A          -9.70%          05/03/99
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series: Service Class                           -43.98%              N/A         -26.42%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series: Service Class                            -32.45%              N/A           1.51%          04/29/98
-----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series: Service Class                                        N/A              N/A         -14.62%          01/02/02
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA: Service Class            -27.78%              N/A         -13.35%          09/18/01
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA: Initial Class               -22.88%            4.41%          10.85%          11/12/90
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA: Service Class               -23.10%              N/A         -17.73%          07/13/00
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA: Initial Class                      -3.32%           -0.91%           5.67%          04/30/86
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA: Service Class                     -19.76%              N/A         -17.22%          07/13/00
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA: Initial Class           -16.55%              N/A          -1.71%          05/01/98
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA: Service Class                    6.01%              N/A           4.00%          03/19/01
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund: Class IB Shares               -18.45%            1.33%           3.48%          01/02/97
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund: Class IB Shares                    -19.05%              N/A           5.08%          04/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund: Class IB Shares                            -27.24%           -2.30%           7.35%          02/01/98
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                          -22.65%            0.37%           8.47%          10/02/95
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                             -21.36%              N/A          -7.31%          12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                                          -19.37%           -5.68%          -2.11%          11/07/96
-----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                           6.40%            5.04%           5.21%          10/02/95
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                -29.15%           -3.64%           2.43%          10/02/95
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                                         -2.14%            2.17%           1.65%          10/21/97
-----------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                            -17.79%           -1.67%           5.29%          10/02/95
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Comstock Portfolio: Class II                                       -20.20%              N/A          -4.65%          09/18/00
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio: Class II                                -33.30%              N/A         -36.93%          09/18/00
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2002       Date Fund
                      Sub-Account Option                         to 12/31/2002  to 12/31/2002   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
VISION GROUP OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
VISION Large Cap Growth Fund II                                        N/A              N/A         -16.97%          05/31/02
-----------------------------------------------------------------------------------------------------------------------------------
VISION Large Cap Value Fund II                                         N/A              N/A         -23.22%          05/31/02
-----------------------------------------------------------------------------------------------------------------------------------
VISION Managed Allocation Fund - Moderate Growth II                    N/A              N/A             N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------



Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account effective May 1, 2003. Therefore, no sub-account performance is available.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Condensed Financial Information................................................3
Financial Statements.........................................................317

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

Please refer to the prospectus for each underlying mutual fund for more detailed information.




AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.14%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. MID CAP CORE EQUITY FUND: SERIES I SHARES
This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. PREMIER EQUITY FUND: SERIES I SHARES
This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. PREMIER EQUITY FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     2.47%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.45%. These reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital by pursuing aggressive investment policies.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.70%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.45%. These reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: SERVICE SHARES
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.51%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.13%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
----------------------------------------------- ------------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     6.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.15%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED GROWTH STRATEGIES FUND II
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.45%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.07%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED HIGH INCOME BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.27%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.


FEDERATED INSURANCE SERIES - FEDERATED INTERNATIONAL EQUITY FUND II
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return on assets.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.85%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.50%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES This
underlying mutual fund is only available for contracts issued on or after May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.95%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE
CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.83%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available for contracts issued prior to May
1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE
CLASS This underlying mutual fund is only available for contracts issued prior to May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE
CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP MONEY MARKET PORTFOLIO: INITIAL
CLASS This underlying mutual fund is only available for contracts issued before
February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.29%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE
CLASS This underlying mutual fund is only available for contracts issued prior to May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE
CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP VALUE PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available for contracts issued prior to May
1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     3.64%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.60%. The investment adviser may discontinue the reimbursements and waivers at any time.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP VALUE PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     3.78%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.75%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO:
SERVICE CLASS This underlying mutual fund is only available for contracts issued prior to May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.74%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available for contracts issued prior to May
1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER: GROWTH
PORTFOLIO: SERVICE CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.03%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO:
SERVICE CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INDEX 500 PORTFOLIO:
INITIAL CLASS This underlying mutual fund is only available for contracts issued before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.28%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND
PORTFOLIO: INITIAL CLASS This underlying mutual fund is only available for contracts issued before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.54%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III AGGRESSIVE GROWTH
PORTFOLIO: SERVICE CLASS This underlying mutual fund is only available for contracts issued prior to May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     2.77%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.60%. The investment adviser may discontinue the reimbursements and waivers at any time. The fund's expenses have been adjusted to reflect projected audit fees for the upcoming fiscal year. If these fees were not reflected, the gross expenses above would have been 2.56%.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III AGGRESSIVE GROWTH
PORTFOLIO: SERVICE CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     2.95%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.75%. The investment adviser may discontinue the reimbursements and waivers at any time. The fund's expenses have been adjusted to reflect projected audit fees for the upcoming fiscal year. If these fees were not reflected, the gross expenses above would have been 2.74%.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III BALANCED PORTFOLIO:
SERVICE CLASS This underlying mutual fund is only available for contracts issued prior to May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III BALANCED PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.83%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III DYNAMIC CAPITAL
APPRECIATION PORTFOLIO: SERVICE CLASS This underlying mutual fund is only available for contracts issued prior to May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     2.61%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.60%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III DYNAMIC CAPITAL
APPRECIATION PORTFOLIO: SERVICE CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     2.79%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.75%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH & INCOME
PORTFOLIO: SERVICE CLASS This underlying mutual fund is only available for contracts issued prior to May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH & INCOME
PORTFOLIO: SERVICE CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS This underlying mutual fund is only available for contracts issued prior to May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------




FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000 and before February 14, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO:
SERVICE CLASS This underlying mutual fund is only available for contracts issued prior to May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO:
SERVICE CLASS 2 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES
PORTFOLIO: SERVICE CLASS This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.68%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.25%. The investment adviser may discontinue the reimbursements and waivers at any time.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS
SECURITIES FUND: CLASS 1 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.79%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.78%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN
SECURITIES FUND: CLASS 1 This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.88%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The underlying mutual fund operates under an expense cap of 1.71%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To  maximize  total   investment   return  by  seeking  income  and,
Destinations Conservative                                       secondarily,  long term  growth of  capital.  The Fund  invests in a
Fund                                                            target  allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks,  5%  international  stocks,  35% bonds,  and 45%  short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To  maximize  total   investment   return  by  seeking  income  and,
Destinations Moderately                                         secondarily,  growth  of  capital.  The  Fund  invests  in a  target
Conservative Fund                                               allocation  mix of 20%  large  cap  U.S.  stocks,  10% mid cap  U.S.
                                                                stocks,  10%  international  stocks,  35% bonds,  and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize  total  investment  return by seeking  growth of capital
Destinations Moderate Fund                                      and  income.  The Fund  invests  in a target  allocation  mix of 30%
                                                                large cap U.S. stocks,  10% mid cap U.S.  stocks,  5% small cap U.S.
                                                                stocks,  15%  international  stocks,  25% bonds,  and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total  investment  return primarily by seeking growth of
Destinations Moderately                                         capital,  but also income.  The Fund invests in a target  allocation
Aggressive Fund                                                 mix of 35% large cap U.S. stocks,  15% mid cap U.S. stocks, 5% small cap  U.S.  stocks,  25%  international  stocks,  15%  bonds,  and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total  investment  return primarily by seeking growth of
Destinations Aggressive                                         capital.  The Fund invests in a target  allocation  mix of 40% large
Fund                                                            cap  U.S.  stocks,  15% mid cap  U.S.  stocks,  10%  small  cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------



*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - RISK-MANAGED LARGE CAP CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC; sub-adviser, Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.14%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.13%. The investment adviser may discontinue the reimbursements and waivers at any time.

MFS(R) VARIABLE INSURANCE TRUST - MFS NEW DISCOVERY SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     3.19%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.15%. A reimbursement of 0.15% is guaranteed to remain in effect until January
1, 2005; the remainder of the waivers and reimbursements may be discontinued at any time.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.81%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA:
INITIAL CLASS This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: INITIAL
CLASS This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP
FUND/VA: INITIAL CLASS This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return; current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.06%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.03%. The investment adviser may discontinue the reimbursements and waivers at any time.

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE FUND: CLASS IB
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.17%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST - CAPITAL APPRECIATION FUND
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.46%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.15%. The investment adviser may discontinue the reimbursements and waivers at any time.

STI CLASSIC VARIABLE TRUST - GROWTH AND INCOME FUND
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     2.56%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.20%. The reimbursements and waivers are guaranteed to remain in effect until May 1, 2003.

STI CLASSIC VARIABLE TRUST - INTERNATIONAL EQUITY FUND
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     2.58%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.60%. The investment adviser may discontinue the reimbursements and waivers at any time.

STI CLASSIC VARIABLE TRUST - INVESTMENT GRADE BOND FUND
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return through current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.28%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.75%. The investment adviser may discontinue the reimbursements and waivers at any time.


STI CLASSIC VARIABLE TRUST - MID-CAP EQUITY FUND
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.72%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.15%. The investment adviser may discontinue the reimbursements and waivers at any time.

STI CLASSIC VARIABLE TRUST - SMALL CAP VALUE EQUITY FUND
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.79%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.

STI CLASSIC VARIABLE TRUST - VALUE INCOME STOCK FUND
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Trusco Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.95%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.95%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS II
This underlying mutual fund is only available for contracts issued on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.47%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.35%. The investment adviser may discontinue the reimbursements and waivers at any time.



VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.94%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.03%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

VISION GROUP OF FUNDS - VISION LARGE CAP GROWTH FUND II
This underlying mutual fund is only available for contracts issued on or after
May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              M&T Asset Management
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     3.80%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

VISION GROUP OF FUNDS - VISION LARGE CAP VALUE FUND II
This underlying mutual fund is only available for contracts issued on or after May 1, 2000.

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              M&T Asset Management
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     3.98%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

VISION GROUP OF FUNDS - VISION MANAGED ALLOCATION FUND - MODERATE GROWTH II This
underlying mutual fund is only available for contracts issued on or after May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              M&T Asset Management
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.77%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.74%. The investment adviser may discontinue the reimbursements and waivers at any time.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all available optional benefits available on December 31, 2002 (the maximum variable account charge of 3.15%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                           CALLING:     1-800-848-6331, TDD 1-800-238-3035

                           WRITING:     Nationwide Life Insurance Company
                                        One Nationwide Plaza, RR1-04-F4
                                        Columbus, Ohio 43215
--------------------------------------------------------------------------------

                          NO OPTIONAL BENEFITS ELECTED
 (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.893653                 -21.06%               212,275          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.672753                 -23.27%                14,463          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.788335                 -22.12%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.536008                 -14.64%                42,473          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.600253                 -14.00%                 4,556          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.208275                 -17.92%                 5,727          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.364558                 -26.35%                 8,410          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.063673                 -19.36%                53,878          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.432937                  -5.67%                59,648          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.441659                 -25.58%                33,018          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.074030                  -9.26%               103,116          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.210980                 -17.89%                 1,892          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.964781                 -20.35%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.479269                 -15.21%                13,566          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.090513                 -19.09%                 6,748          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.166548                 -18.33%                 2,426          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.141255                 -18.59%                 5,980          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.961494                  -0.39%                70,881          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.756433                 -22.44%                   651          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.606178                  6.06%                 8,080          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.714121                  7.14%                66,940          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   11.419115      9.388005                 -17.79%             1,504,505          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               12.147445      11.419115                 -6.00%             1,801,287          2001
                               11.322947      12.147445                  7.28%             1,853,302          2000
                               10.758604      11.322947                  5.25%             1,764,738          1999
                               10.000000      10.758604                  7.59%               184,391          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.207668      8.376451                 -17.94%               712,785          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.874421      10.207668                 -6.13%               581,991          2001
                               10.000000      10.874421                  8.74%               183,999          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            12.949436      8.952843                 -30.86%             2,256,555          2002
Portfolio: Service
Class - Q/NQ
                               15.891422      12.949436                -18.51%             2,890,947          2001
                               18.039523      15.891422                -11.91%             3,221,910          2000
                               13.265992      18.039523                 35.98%             2,302,553          1999
                               10.000000      13.265992                 32.66%               163,939          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth       6.897293            4.761956                 -30.96%             1,437,002          2002
Portfolio: Service
Class 2 - Q/NQ
                          8.478714            6.897293                 -18.65%             1,448,978          2001
                          10.000000           8.478714                 -15.21%               805,756          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.601032      6.774892                   2.63%             1,536,275          2002
Income Portfolio:
Service Class - Q/NQ
                                7.564599      6.601032                 -12.74%             1,901,773          2001
                                9.868246      7.564599                 -23.34%             2,111,782          2000
                                9.218542      9.868246                   7.05%             2,215,561          1999
                               10.000000      9.218542                  -7.81%               270,444          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High         7.018847            7.181521                   2.32%               260,620          2002
Income Portfolio:
Service Class 2 - Q/NQ
                          8.046605            7.018847                 -12.77%               243,817          2001
                          10.000000           8.046605                 -19.53%               104,095          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.779111      11.864802                  0.73%             1,038,673          2002
Market Portfolio:
Initial Class* - Q/NQ
                               11.418931      11.779111                  3.15%             1,292,542          2001
                               10.841227      11.418931                  5.33%               667,253          2000
                               10.407380      10.841227                  4.17%             1,012,021          1999
                               10.000000      10.407380                  4.07%               236,787          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was 0.34%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           9.328759      7.360327                 -21.10%               723,911          2002
Portfolio: Service
Class - Q/NQ
                               11.963781      9.328759                 -22.02%               864,679          2001
                               14.938906      11.963781                -19.92%               996,007          2000
                               10.586638      14.938906                 41.11%               656,721          1999
                               10.000000      10.586638                  5.87%                85,723          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas     6.559449            5.168011                 -21.21%               300,831          2002
Portfolio: Service
Class 2 - Q/NQ
                          8.400493            6.559449                 -21.92%               291,800          2001
                               10.000000      8.400493                 -16.00%               171,876          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.398824      7.841551                 -16.57%                35,813          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.398827      7.831908                 -16.67%                27,871          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.999576      9.930554                  -9.72%               383,580          2002
Manager Portfolio:
Service Class - Q/NQ
                               11.597944      10.999576                 -5.16%               449,491          2001
                               12.204056      11.597944                 -4.97%               476,404          2000
                               11.098876      12.204056                  9.96%               421,418          1999
                               10.000000      11.098876                 10.99%                25,455          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset     8.981185            8.092651                  -9.89%                97,225          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                          9.483513            8.981185                  -5.30%               104,929          2001
                          10.000000           9.483513                  -5.16%                49,274          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.200998      8.533857                 -16.34%               236,969          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                               11.135469      10.200998                 -8.39%               124,889          2001
                               12.862419      11.135469                -13.43%               329,372          2000
                               11.278688      12.862419                 14.04%               227,213          1999
                               10.000000      11.278688                 12.79%                33,217          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset     7.977579            6.651197                 -16.63%               100,130          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                          8.717055            7.977579                  -8.48%               118,590          2001
                          10.000000           8.717055                 -12.83%                93,322          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.367450      11.095380                -10.29%             1,683,310          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               14.248052      12.367450                -13.20%             1,921,813          2001
                               15.419403      14.248052                 -7.60%             2,102,464          2000
                               12.539357      15.419403                 22.97%             1,621,378          1999
                               10.000000      12.539357                 25.39%               133,901          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II           8.021141            7.181855                 -10.46%               656,770          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                          9.252181            8.021141                 -13.31%               631,501          2001
                          10.000000           9.252181                  -7.48%               337,266          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          11.393756      8.774550                 -22.99%             2,290,203          2002
500 Portfolio: Initial
Class - Q/NQ
                               13.087430      11.393756                -12.94%             3,565,690          2001
                               14.567662      13.087430                -10.16%             3,792,958          2000
                               12.204206      14.567662                 19.37%             3,136,858          1999
                               10.000000      12.204206                 22.04%               117,105          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.401055      13.553721                  9.29%             1,500,734          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               11.543603      12.401055                  7.43%             1,516,238          2001
                               10.478118      11.543603                 10.17%             1,198,221          2000
                               10.690813      10.478118                 -1.99%             1,080,565          1999
                               10.000000      10.690813                  6.91%               163,774          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.189889      6.705285                 -27.04%                19,446          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.134111      6.638994                 -27.32%                41,461          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.814571      9.774081                  -9.62%               865,147          2002
Balanced Portfolio:
Service Class - Q/NQ
                               11.110424      10.814571                 -2.66%             1,011,363          2001
                               11.730743      11.110424                 -5.29%             1,066,957          2000
                               11.340963      11.730743                  3.44%             1,089,824          1999
                               10.000000      11.340963                 13.41%                99,431          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          9.339561            8.424432                  -9.80%               191,788          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                          9.609431            9.339561                  -2.81%               191,331          2001
                          10.000000           9.609431                  -3.91%                88,470          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          6.173069            5.672624                  -8.11%                86,384          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                          8.729886            6.173069                 -29.29%                93,306          2001
                          10.000000           8.729886                 -12.70%                39,432          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          6.173063            5.652536                  -8.43%               104,738          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                          8.729884            6.173063                 -29.29%               102,698          2001
                          10.000000           8.729884                 -12.70%                 9,002          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   11.529603           9.513687                 -17.48%             1,491,640          2002
& Income Portfolio:
Service Class - Q/NQ
                               12.771052      11.529603                 -9.72%             1,800,094          2001
                               13.387303      12.771052                 -4.60%             2,032,468          2000
                               12.392371      13.387303                  8.03%             1,715,998          1999
                               10.000000      12.392371                 23.92%               154,251          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.856439      7.294561                 -17.64%               362,580          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                          9.827003            8.856439                  -9.88%               395,692          2001
                          10.000000           9.827003                  -1.73%               192,591          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   8.563313            6.622963                 -22.66%             2,497,444          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                          10.104959           8.563313                 -15.26%             3,222,422          2001
                          12.317183           10.104959                -17.96%             3,980,107          2000
                          11.936099           12.317183                  3.19%             3,968,982          1999
                          10.000000           11.936099                 19.36%               384,081          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   7.192853            5.556547                 -22.75%               305,166          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                          8.507865            7.192853                 -15.46%               349,911          2001
                          10.000000           8.507865                 -14.92%               281,271          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid      18.539590           16.546164                -10.75%               440,069          2002
Cap Portfolio: Service
Class - Q/NQ
                          19.369905           18.539590                 -4.29%               523,019          2001
                          14.643713           19.369905                 32.27%               559,878          2000
                          10.000000           14.643713                 46.44%               109,979          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid      10.682634           9.520360                 -10.88%               529,772          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                          11.178625           10.682634                 -4.44%               471,930          2001
                          10.000000           11.178625                 11.79%               229,188          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value    10.000000           7.935800                 -20.64%                   836          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Value     10.000000           7.508854                 -24.91%                17,344          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton        10.000000           8.938194                 -10.62%                 4,999          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton        10.000000           7.773388                 -22.27%                   612          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.309490                 -16.91%                   394          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.913023                 -20.87%                36,004          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.079066                 -19.21%                15,965          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.875303                  8.75%               596,871          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.956698                  -0.43%               137,387          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.571633                  -4.28%               151,806          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.091432                  -9.09%               358,573          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.658836                 -13.41%               268,546          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.321058                 -16.79%                15,641          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.021958                  0.22%               305,958          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.174725                 -28.25%                42,457          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.681010                 -23.19%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.133182                 -28.67%                26,801          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.234836                 -17.65%                     5          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.450477                 -15.50%                43,708          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.509879                 -24.90%                30,610          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.364703                 -36.35%                34,169          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.01%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.238617                 -27.61%                23,889          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.582392                 -14.18%                28,869          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.738304                 -22.62%               118,723          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.921861                 -20.78%                 2,198          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.907060                 -20.93%                89,492          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.636981                  -3.63%                 1,203          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.180309                 -18.20%               108,393          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.363751                 -16.36%                 2,953          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.524358                  5.24%                88,567          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.133021                 -18.67%                   745          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.761822                 -22.38%                 3,348          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.223033                 -17.77%                 4,505          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.067168                 -19.33%               131,010          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      7.005060                 -29.95%                28,575          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.303976                 -16.96%                 7,047          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.965083                 -20.35%                 6,085          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.269485                  -7.31%                66,570          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.
The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)
   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.739491                 -22.61%                     0          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.552813                 -24.77%                     0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.687625                 -23.12%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.369300                 -16.31%                     0          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.489134                 -15.11%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.102156                 -18.98%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.220604                 -27.79%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.906161                 -20.94%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.248823                  -7.51%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.296215                 -27.04%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.896898                 -11.03%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.104850                 -18.95%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.861802                 -21.38%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.369685                 -16.30%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.969726                 -20.30%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.044627                 -19.55%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.036008                 -19.64%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.767234                  -2.33%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.656106                 -23.44%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.469396                  4.69%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.554507                  5.55%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.264880      7.447489                 -19.62%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               10.000000      9.264880                  -7.35%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.255376      7.426026                 -19.77%                     0          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      9.255376                  -7.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.582894      5.801862                 -32.40%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.000000      8.582894                 -14.17%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.573947      5.787761                 -32.50%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      8.573947                 -14.26%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               8.908337      8.939908                   0.35%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                               10.000000      8.908337                 -10.92%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               8.905818      8.909854                   0.05%                     0          2002
Income Portfolio:
Service Class 2 - Q/NQ
                               10.000000      8.905818                 -10.94%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.008885      9.857775                  -1.51%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.000000      10.008885                  0.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.929901      6.117417                 -22.86%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.000000      7.929901                 -20.70%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.946380      6.121434                 -22.97%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      7.946380                 -20.54%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.276157      7.567056                 -18.42%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.276163      7.557742                 -18.53%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -1.86%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.562543      8.441283                 -11.73%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                               10.000000      9.562543                  -4.37%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.555262      8.418550                 -11.90%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                               10.000000      9.555262                  -4.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.381799      7.673999                 -18.20%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                               10.000000      9.381799                  -6.18%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.380557      7.646977                 -18.48%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      9.380557                  -6.19%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.349930      8.201716                 -12.28%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.000000      9.349930                  -6.50%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.348668      8.184341                 -12.45%                     0          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                               10.000000      9.348668                  -6.51%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.944830      6.735282                 -24.70%                     0          2002
500 Portfolio: Initial
Class - Q/NQ
                               10.000000      8.944830                 -10.55%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.340672      11.050882                  6.87%                     0          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.000000      10.340672                  3.41%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.471700      6.043687                 -28.66%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                8.464744      6.015526                 -28.93%                     0          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                9.598419      8.482085                 -11.63%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                               10.000000      9.598419                  -4.02%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                9.590830      8.458756                 -11.80%                     0          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                               10.000000      9.590830                  -4.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                8.336615      7.490455                 -10.15%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                               10.000000      8.336615                 -16.63%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                8.336631      7.463949                 -10.47%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                               10.000000      8.336631                 -16.63%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Growth         9.312474      7.513266                 -19.32%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                               10.000000      9.312474                  -6.88%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Growth         9.310745      7.498115                 -19.47%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                               10.000000      9.310745                  -6.89%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.029073      6.827790                 -24.38%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.000000      9.029073                  -9.71%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Growth         9.014771      6.809026                 -24.47%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      9.014771                  -9.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Mid           10.168041      8.873008                 -12.74%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               10.000000      10.168041                  1.68%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Mid           10.158241      8.851763                 -12.86%                     0          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               10.000000      10.158241                  1.58%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Value    10.000000           7.833218                 -21.67%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Value    10.000000           7.396668                 -26.03%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Franklin Templeton        10.000000           8.822743                 -11.77%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Franklin Templeton        10.000000           7.672856                 -23.27%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
GVIT Dreyfus GVIT Mid     10.000000           8.202084                 -17.98%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid     10.000000           7.794824                 -22.05%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           7.921200                 -20.79%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.663317                  6.63%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.762518                  -2.37%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.384894                  -6.15%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.913996                 -10.86%                     0          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.489769                 -15.10%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.158534                 -18.41%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.818072                  -1.82%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.034483                 -29.66%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -2.21%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.581674                 -24.18%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.026564                 -29.73%                     0          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.128405                 -18.72%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.285449                 -17.15%                     0          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.363110                 -26.37%                     0          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.240257                 -37.60%                     0          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.097152                 -29.03%                     0          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.414790                 -15.85%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.587097                 -24.13%                     0          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.819427                 -21.81%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.752604                 -22.47%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.512634                  -4.87%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.020520                 -19.79%                     0          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.255663                 -17.44%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.319192                  3.19%                     0          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.027843                 -19.72%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.661436                 -23.39%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.116751                 -18.83%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           7.909583                 -20.90%                     0          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.868155                 -31.32%                     0          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.196678                 -18.03%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.862089                 -21.38%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.149783                  -8.50%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2003

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-7


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Condensed Financial Information................................................3
Financial Statements.........................................................317


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-7 (formerly, Nationwide Fidelity Advisor Variable Account) is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide and provides for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account-7 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.



PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2002, 2001, 2000, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the Fidelity VIP Money Market Portfolio: Initial Class and the GVIT Gartmore GVIT Money Market Fund: Class I (collectively, the "Money Market Funds"), subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Fidelity VIP Money Market Portfolio: Initial Class's seven-day current yield for the maximum number of options available as of December 31, 2002 (3.15%) was -1.87%. The GVIT Gartmore GVIT Money Market Fund: Class I's seven day current yield for the maximum number of options available as of December 31, 2002 (3.15%) was -2.22%. The Money Market Funds' effective yield will be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Money Market Fund. The Fidelity VIP Money Market Portfolio: Initial Class's seven-day effective yield for the maximum number of options available as of December 31, 2002 (3.15%) was -1.86%. The GVIT Gartmore GVIT Money Market Fund: Class I's seven day effective yield for the maximum number of options available as of December 31, 2002 (3.15%) was -2.21%.


The Money Market Funds' yields and effective yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the portfolio, portfolio quality and average maturity, changes in interest rates, and the portfolio's expenses. Although each portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in a Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

Standardized Performance

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.
Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 3.15% (the maximum variable account charges if the most expensive optional benefits are chosen as of December 31, 2002) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 0.95%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2002. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

                          NO OPTIONAL BENEFITS ELECTED

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.893653                 -21.06%               212,275          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.672753                 -23.27%                14,463          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.788335                 -22.12%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.536008                 -14.64%                42,473          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.600253                 -14.00%                 4,556          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.208275                 -17.92%                 5,727          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.364558                 -26.35%                 8,410          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.063673                 -19.36%                53,878          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.432937                  -5.67%                59,648          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.441659                 -25.58%                33,018          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.074030                  -9.26%               103,116          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.210980                 -17.89%                 1,892          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.964781                 -20.35%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.479269                 -15.21%                13,566          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.090513                 -19.09%                 6,748          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.166548                 -18.33%                 2,426          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.141255                 -18.59%                 5,980          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.961494                  -0.39%                70,881          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.756433                 -22.44%                   651          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.606178                  6.06%                 8,080          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.714121                  7.14%                66,940          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   11.419115      9.388005                 -17.79%             1,504,505          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               12.147445      11.419115                 -6.00%             1,801,287          2001
                               11.322947      12.147445                  7.28%             1,853,302          2000
                               10.758604      11.322947                  5.25%             1,764,738          1999
                               10.000000      10.758604                  7.59%               184,391          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.207668      8.376451                 -17.94%               712,785          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.874421      10.207668                 -6.13%               581,991          2001
                               10.000000      10.874421                  8.74%               183,999          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            12.949436      8.952843                 -30.86%             2,256,555          2002
Portfolio: Service
Class - Q/NQ
                               15.891422      12.949436                -18.51%             2,890,947          2001
                               18.039523      15.891422                -11.91%             3,221,910          2000
                               13.265992      18.039523                 35.98%             2,302,553          1999
                               10.000000      13.265992                 32.66%               163,939          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth       6.897293            4.761956                 -30.96%             1,437,002          2002
Portfolio: Service
Class 2 - Q/NQ
                          8.478714            6.897293                 -18.65%             1,448,978          2001
                          10.000000           8.478714                 -15.21%               805,756          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.601032      6.774892                   2.63%             1,536,275          2002
Income Portfolio:
Service Class - Q/NQ
                                7.564599      6.601032                 -12.74%             1,901,773          2001
                                9.868246      7.564599                 -23.34%             2,111,782          2000
                                9.218542      9.868246                   7.05%             2,215,561          1999
                               10.000000      9.218542                  -7.81%               270,444          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High         7.018847            7.181521                   2.32%               260,620          2002
Income Portfolio:
Service Class 2 - Q/NQ
                          8.046605            7.018847                 -12.77%               243,817          2001
                          10.000000           8.046605                 -19.53%               104,095          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.779111      11.864802                  0.73%             1,038,673          2002
Market Portfolio:
Initial Class* - Q/NQ
                               11.418931      11.779111                  3.15%             1,292,542          2001
                               10.841227      11.418931                  5.33%               667,253          2000
                               10.407380      10.841227                  4.17%             1,012,021          1999
                               10.000000      10.407380                  4.07%               236,787          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           9.328759      7.360327                 -21.10%               723,911          2002
Portfolio: Service
Class - Q/NQ
                               11.963781      9.328759                 -22.02%               864,679          2001
                               14.938906      11.963781                -19.92%               996,007          2000
                               10.586638      14.938906                 41.11%               656,721          1999
                               10.000000      10.586638                  5.87%                85,723          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas     6.559449            5.168011                 -21.21%               300,831          2002
Portfolio: Service
Class 2 - Q/NQ
                          8.400493            6.559449                 -21.92%               291,800          2001
                               10.000000      8.400493                 -16.00%               171,876          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.398824      7.841551                 -16.57%                35,813          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.398827      7.831908                 -16.67%                27,871          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was 0.34%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.999576      9.930554                  -9.72%               383,580          2002
Manager Portfolio:
Service Class - Q/NQ
                               11.597944      10.999576                 -5.16%               449,491          2001
                               12.204056      11.597944                 -4.97%               476,404          2000
                               11.098876      12.204056                  9.96%               421,418          1999
                               10.000000      11.098876                 10.99%                25,455          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset     8.981185            8.092651                  -9.89%                97,225          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                          9.483513            8.981185                  -5.30%               104,929          2001
                          10.000000           9.483513                  -5.16%                49,274          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.200998      8.533857                 -16.34%               236,969          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                               11.135469      10.200998                 -8.39%               124,889          2001
                               12.862419      11.135469                -13.43%               329,372          2000
                               11.278688      12.862419                 14.04%               227,213          1999
                               10.000000      11.278688                 12.79%                33,217          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset     7.977579            6.651197                 -16.63%               100,130          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                          8.717055            7.977579                  -8.48%               118,590          2001
                          10.000000           8.717055                 -12.83%                93,322          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.367450      11.095380                -10.29%             1,683,310          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               14.248052      12.367450                -13.20%             1,921,813          2001
                               15.419403      14.248052                 -7.60%             2,102,464          2000
                               12.539357      15.419403                 22.97%             1,621,378          1999
                               10.000000      12.539357                 25.39%               133,901          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II           8.021141            7.181855                 -10.46%               656,770          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                          9.252181            8.021141                 -13.31%               631,501          2001
                          10.000000           9.252181                  -7.48%               337,266          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          11.393756      8.774550                 -22.99%             2,290,203          2002
500 Portfolio: Initial
Class - Q/NQ
                               13.087430      11.393756                -12.94%             3,565,690          2001
                               14.567662      13.087430                -10.16%             3,792,958          2000
                               12.204206      14.567662                 19.37%             3,136,858          1999
                               10.000000      12.204206                 22.04%               117,105          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.401055      13.553721                  9.29%             1,500,734          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               11.543603      12.401055                  7.43%             1,516,238          2001
                               10.478118      11.543603                 10.17%             1,198,221          2000
                               10.690813      10.478118                 -1.99%             1,080,565          1999
                               10.000000      10.690813                  6.91%               163,774          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.189889      6.705285                 -27.04%                19,446          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.134111      6.638994                 -27.32%                41,461          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.814571      9.774081                  -9.62%               865,147          2002
Balanced Portfolio:
Service Class - Q/NQ
                               11.110424      10.814571                 -2.66%             1,011,363          2001
                               11.730743      11.110424                 -5.29%             1,066,957          2000
                               11.340963      11.730743                  3.44%             1,089,824          1999
                               10.000000      11.340963                 13.41%                99,431          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          9.339561            8.424432                  -9.80%               191,788          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                          9.609431            9.339561                  -2.81%               191,331          2001
                          10.000000           9.609431                  -3.91%                88,470          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          6.173069            5.672624                  -8.11%                86,384          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                          8.729886            6.173069                 -29.29%                93,306          2001
                          10.000000           8.729886                 -12.70%                39,432          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          6.173063            5.652536                  -8.43%               104,738          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                          8.729884            6.173063                 -29.29%               102,698          2001
                          10.000000           8.729884                 -12.70%                 9,002          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   11.529603           9.513687                 -17.48%             1,491,640          2002
& Income Portfolio:
Service Class - Q/NQ
                               12.771052      11.529603                 -9.72%             1,800,094          2001
                               13.387303      12.771052                 -4.60%             2,032,468          2000
                               12.392371      13.387303                  8.03%             1,715,998          1999
                               10.000000      12.392371                 23.92%               154,251          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.856439      7.294561                 -17.64%               362,580          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                          9.827003            8.856439                  -9.88%               395,692          2001
                          10.000000           9.827003                  -1.73%               192,591          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   8.563313            6.622963                 -22.66%             2,497,444          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                          10.104959           8.563313                 -15.26%             3,222,422          2001
                          12.317183           10.104959                -17.96%             3,980,107          2000
                          11.936099           12.317183                  3.19%             3,968,982          1999
                          10.000000           11.936099                 19.36%               384,081          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   7.192853            5.556547                 -22.75%               305,166          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                          8.507865            7.192853                 -15.46%               349,911          2001
                          10.000000           8.507865                 -14.92%               281,271          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid      18.539590           16.546164                -10.75%               440,069          2002
Cap Portfolio: Service
Class - Q/NQ
                          19.369905           18.539590                 -4.29%               523,019          2001
                          14.643713           19.369905                 32.27%               559,878          2000
                          10.000000           14.643713                 46.44%               109,979          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid      10.682634           9.520360                 -10.88%               529,772          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                          11.178625           10.682634                 -4.44%               471,930          2001
                          10.000000           11.178625                 11.79%               229,188          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value    10.000000           7.935800                 -20.64%                   836          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Value     10.000000           7.508854                 -24.91%                17,344          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton        10.000000           8.938194                 -10.62%                 4,999          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton        10.000000           7.773388                 -22.27%                   612          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.309490                 -16.91%                   394          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.913023                 -20.87%                36,004          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.079066                 -19.21%                15,965          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.875303                  8.75%               596,871          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.956698                  -0.43%               137,387          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.571633                  -4.28%               151,806          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.091432                  -9.09%               358,573          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.658836                 -13.41%               268,546          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.321058                 -16.79%                15,641          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.021958                  0.22%               305,958          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.174725                 -28.25%                42,457          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.01%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.681010                 -23.19%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.133182                 -28.67%                26,801          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.234836                 -17.65%                     5          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.450477                 -15.50%                43,708          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.509879                 -24.90%                30,610          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.364703                 -36.35%                34,169          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.238617                 -27.61%                23,889          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.582392                 -14.18%                28,869          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.738304                 -22.62%               118,723          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.921861                 -20.78%                 2,198          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.907060                 -20.93%                89,492          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.636981                  -3.63%                 1,203          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.180309                 -18.20%               108,393          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.363751                 -16.36%                 2,953          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.524358                  5.24%                88,567          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.133021                 -18.67%                   745          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.761822                 -22.38%                 3,348          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.223033                 -17.77%                 4,505          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.067168                 -19.33%               131,010          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      7.005060                 -29.95%                28,575          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.303976                 -16.96%                 7,047          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.965083                 -20.35%                 6,085          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.269485                  -7.31%                66,570          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital

Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)

   (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.890168                       -21.10%               98,622     2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.669347                       -23.31%                  581     2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.786051                       -22.14%                    0     2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.532224                       -14.68%                7,696     2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.597737                       -14.02%                    0     2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.205880                       -17.94%                    0     2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.361287                       -26.39%                4,262     2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.060093                 -19.40%                10,845          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.428748                  -5.71%                 9,251          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.438360                 -25.62%                 5,695          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.070025                  -9.30%                74,940          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.208582                 -17.91%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.962445                 -20.38%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.476784                 -15.23%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.087784                 -19.12%                 2,416          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.163785                 -18.36%                 5,018          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.138880                 -18.61%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.957085                  -0.43%                34,000          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.754167                 -22.46%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.603087                  6.03%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.710510                  7.11%                18,022          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   11.396714      9.364854                 -17.83%             1,283,161          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               12.129776      11.396714                 -6.04%             1,596,242          2001
                               11.312151      12.129776                  7.23%             1,516,408          2000
                               10.753771      11.312151                  5.19%             1,423,414          1999
                               10.000000      10.753771                  7.54%               184,391          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.199081      8.365173                 -17.98%               152,935          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.870802      10.199081                 -6.18%               191,479          2001
                               10.000000      10.870802                  8.71%               112,341          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            12.924025      8.930753                 -30.90%             1,986,771          2002
Portfolio: Service
Class - Q/NQ
                               15.868312      12.924025                -18.55%             2,635,936          2001
                               18.022329      15.868312                -11.95%             3,028,114          2000
                               13.260038      18.022329                 35.91%             2,294,573          1999
                               10.000000      13.260038                 32.60%               163,939          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.891480      4.755534                 -30.99%               566,522          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.475873      6.891480                 -18.69%               655,639          2001
                               10.000000      8.475873                 -15.24%               528,154          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.588072      6.758166                   2.58%             1,034,579          2002
Income Portfolio:
Service Class - Q/NQ
                                7.553578      6.588072                 -12.78%             1,247,611          2001
                                9.858827      7.553578                 -23.38%             1,411,257          2000
                                9.214386      9.858827                   6.99%             1,459,647          1999
                               10.000000      9.214386                  -7.86%               531,204          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.012944      7.171855                   2.27%               139,414          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.043918      7.012944                 -12.82%               160,761          2001
                               10.000000      8.043918                 -19.56%               105,348          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.755833      11.835381                  0.68%               875,911          2002
Market Portfolio:
Initial Class* - Q/NQ
                               11.402151      11.755833                  3.10%             1,069,808          2001
                               10.830732      11.402151                  5.28%               746,409          2000
                               10.402557      10.830732                  4.12%               555,151          1999
                               10.000000      10.402557                  4.03%               236,787          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           9.310438      7.342158                 -21.14%               518,259          2002
Portfolio: Service
Class - Q/NQ
                               11.946379      9.310438                 -22.06%               645,413          2001
                               14.924674      11.946379                -19.96%               733,798          2000
                               10.581883      14.924674                 41.04%               597,180          1999
                               10.000000      10.581883                  5.82%                85,723          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.553918      5.161056                 -21.25%               169,813          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.397683      6.553918                 -21.96%               189,539          2001
                               10.000000      8.397683                 -16.02%               143,055          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.396038      7.835265                 -16.61%                33,831          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was 0.29%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.396058      7.825637                 -16.71%                 3,462          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.977983      9.906052                  -9.76%               274,752          2002
Manager Portfolio:
Service Class - Q/NQ
                               11.581059      10.977983                 -5.21%               376,663          2001
                               12.192406      11.581059                 -5.01%               400,404          2000
                               11.093882      12.192406                  9.90%               388,249          1999
                               10.000000      11.093882                 10.94%                25,455          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.973634      8.081763                  -9.94%                69,038          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.480353      8.973634                  -5.34%                85,153          2001
                               10.000000      9.480353                  -5.20%                50,160          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.180995      8.512820                 -16.39%               228,046          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                               11.119287      10.180995                 -8.44%               105,526          2001
                               12.850172      11.119287                -13.47%               339,014          2000
                               11.273630      12.850172                 13.98%               296,560          1999
                               10.000000      11.273630                 12.74%                33,217          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.970856      6.642229                 -16.67%                17,760          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.714140      7.970856                  -8.53%                20,311          2001
                               10.000000      8.714140                 -12.86%                11,547          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.343191      11.068022                -10.33%             1,401,719          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               14.227328      12.343191                -13.24%             1,705,391          2001
                               15.404707      14.227328                 -7.64%             1,943,616          2000
                               12.533725      15.404707                 22.91%             1,648,055          1999
                               10.000000      12.533725                 25.34%               133,901          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.014382      7.172178                 -10.51%               312,362          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.249091      8.014382                 -13.25%               384,112          2001
                               10.000000      9.249091                  -7.51%               297,367          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          11.371387      8.752892                 -23.03%             1,566,651          2002
500 Portfolio: Initial
Class: - Q/NQ
                               13.068369      11.371387                -12.99%             2,094,072          2001
                               14.553757      13.068369                -10.21%             2,272,304          2000
                               12.198716      14.553757                 19.31%             1,831,446          1999
                               10.000000      12.198716                 21.99%               117,105          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.376695      13.520276                  9.24%               946,299          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               11.526779      12.376695                  7.37%             1,005,660          2001
                               10.468109      11.526779                 10.11%               902,645          2000
                               10.686005      10.468109                 -2.04%               710,234          1999
                               10.000000      10.686005                  6.86%               163,774          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.185260      6.698525                 -27.07%                 4,379          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.129517      6.632302                 -27.35%                 7,605          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.793354      9.749977                  -9.67%               761,348          2002
Balanced Portfolio:
Service Class - Q/NQ
                               11.094249      10.793354                 -2.71%               906,349          2001
                               11.719556      11.094249                 -5.34%               988,942          2000
                               11.335864      11.719556                  3.38%               953,953          1999
                               10.000000      11.335864                 13.36%                99,431          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.331703      8.413093                  -9.84%               119,593          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.606225      9.331703                  -2.86%               136,903          2001
                               10.000000      9.606225                  -3.94%                90,572          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.169162      5.666162                  -8.15%                22,779          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.728825      6.169162                 -29.32%                27,051          2001
                               10.000000      8.728825                 -12.71%                19,720          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.169168      5.646118                  -8.48%                29,704          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.728826      6.169168                 -29.32%                27,672          2001
                               10.000000      8.728826                 -12.71%                11,951          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        11.506965      9.490208                 -17.53%             1,573,873          2002
& Income Portfolio:
Service Class - Q/NQ
                               12.752459      11.506965                 -9.77%             2,006,623          2001
                               13.374521      12.752459                 -4.65%             2,285,543          2000
                               12.386801      13.374521                  7.97%             2,201,561          1999
                               10.000000      12.386801                 23.87%               154,651          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.848996      7.284740                 -17.68%               230,742          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.823730      8.848996                  -9.92%               262,477          2001
                               10.000000      9.823730                  -1.76%               201,031          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.546493      6.606599                 -22.70%             2,191,975          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.090239      8.546593                 -15.30%             2,843,997          2001
                               12.305429      10.090239                -18.00%             3,559,494          2000
                               11.930730      12.305429                  3.14%             3,704,929          1999
                               10.000000      11.930730                 19.31%               384,081          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.186798      5.549060                 -22.79%               254,490          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.505025      7.186798                 -15.50%               311,770          2001
                               10.000000      8.505025                 -14.95%               228,131          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           18.511818      16.513030                -10.80%               455,335          2002
Cap Portfolio: Service
Class - Q
                               19.350718      18.511818                 -4.34%               618,068          2001
                               14.636558      19.350718                 32.21%               672,960          2000
                               10.000000      14.636558                 46.37%               148,436          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.673646      9.507545                 -10.93%               197,205          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.174896      10.673646                 -4.49%               247,040          2001
                               10.000000      11.174896                 11.75%               157,262          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.933480                 -20.67%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.506313                 -24.94%                 7,186          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.935581                 -10.64%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.771112                 -22.29%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.307066                 -16.93%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.910351                 -20.90%                14,842          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.075477                 -19.25%                 4,932          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.870491                  8.70%               275,564          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.952288                  -0.48%                89,879          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.567393                  -4.33%               155,340          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.087386                  -9.13%                57,485          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.654991                 -13.45%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.317376                 -16.83%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.017328                  0.17%               236,687          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.06%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.171542                 -28.28%                40,590          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.678765                 -23.21%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.130771                 -28.69%                29,272          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.232437                 -17.68%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.446731                 -15.53%                18,653          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.506545                 -24.93%                 3,542          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.361877                 -36.38%                15,431          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.235401                 -27.65%                 6,069          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.578588                 -14.21%                18,577          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.734887                 -22.65%                 4,981          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.919547                 -20.80%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.903559                 -20.96%                56,659          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.634177                  -3.66%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.176673                 -18.23%                12,015          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.361309                 -16.39%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.519699                  5.20%                47,610          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.130642                 -18.69%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.759553                 -22.40%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.220627                 -17.79%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           8.063596                 -19.36%                44,212          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           7.001952                 -29.98%                 8,183          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.301551                 -16.98%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.962750                 -20.37%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.266779                  -7.33%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------




The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds -

VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)

   (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.886658                   -21.13%              18,378       2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.665944                   -23.34%                 425       2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.783775                   -22.16%                   0       2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.528435                   -14.72%               1,048       2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.595219                   -14.05%                   0       2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.203467                   -17.97%                   0       2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.358017                   -26.42%                   0       2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.056521                   -19.43%               1,505       2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.424575                    -5.75%               1,218       2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.435062                   -25.65%               4,575       2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.066002                    -9.34%               8,569       2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.206175                   -17.94%                   0       2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.960126                   -20.40%                   0       2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.474296                   -15.26%                   0       2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.085047                   -19.15%                   0       2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.161030                   -18.39%                   0       2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.136497                   -18.64%                   0       2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.952676                    -0.47%               3,003       2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.751895                   -22.48%                   0       2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.599997                    6.00%                   0       2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.706901                    7.07%               3,581       2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   11.374365      9.341757                   -17.87%             296,176          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               12.112146      11.374365                   -6.09%             332,252          2001
                               11.301374      12.112146                    7.17%             371,009          2000
                               10.748944      11.301374                  5.14%               363,153          1999
                               10.000000      10.748944                  7.49%               184,391          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.190500      8.353906                 -18.02%                39,997          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.867182      10.190500                 -6.23%                45,974          2001
                               10.000000      10.867182                  8.67%                13,756          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            12.898643      8.908702                   -30.93%             376,213          2002
Portfolio: Service
Class - Q/NQ
                               15.845214      12.898643                  -18.60%             479,654          2001
                               18.005139      15.845214                  -12.00%             545,330          2000
                               13.254076      18.005139                   35.85%             464,007          1999
                               10.000000      13.254076                   32.54%             163,939          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.885666      4.749117                   -31.03%              65,143          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.473041      6.885666                   -18.73%              72,870          2001
                               10.000000      8.473041                   -15.27%              49,666          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.575152      6.741523                     2.53%             212,373          2002
Income Portfolio:
Service Class - Q/NQ
                                7.542585      6.575152                   -12.83%             291,952          2001
                                9.849428      7.542585                   -23.42%             347,465          2000
                                9.210254      9.849428                     6.94%             380,228          1999
                               10.000000      9.210254                    -7.90%             270,444          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.007024      7.162180                     2.21%              13,061          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.041230      7.007024                   -12.86%              14,910          2001
                               10.000000      8.041230                   -19.59%               8,058          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.732595      11.806020                  0.63%               221,903          2002
Market Portfolio:
Initial Class* - Q/NQ
                               11.385393      11.732595                  3.05%               234,505          2001
                               10.820248      11.385393                  5.22%               198,954          2000
                               10.397737      10.820248                  4.06%               286,015          1999
                               10.000000      10.397737                  3.98%               236,787          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           9.292160      7.324037                 -21.18%               111,415          2002
Portfolio: Service
Class - Q/NQ
                               11.928989      9.292160                 -22.10%               141,135          2001
                               14.910446      11.928989                -20.00%               174,231          2000
                               10.577127      14.910446                 40.97%               113,985          1999
                               10.000000      10.577127                  5.77%                85,723          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.548392      5.154083                 -21.29%                 7,225          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.394882      6.548392                 -22.00%                10,828          2001
                               10.000000      8.394882                 -16.05%                16,430          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.393264      7.828991                 -16.65%                 1,099          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.393276      7.819367                 -16.76%                 2,053          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was 0.24%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.956424      9.881607                  -9.81%                78,266          2002
Manager Portfolio:
Service Class - Q/NQ
                               11.564195      10.956424                 -5.26%               107,959          2001
                               12.180770      11.564195                 -5.06%               115,651          2000
                               11.088896      12.180770                  9.85%               109,384          1999
                               10.000000      11.088896                 10.89%                25,455          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.966066      8.070871                  -9.98%                   601          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.477182      8.966066                  -5.39%                   631          2001
                               10.000000      9.477182                  -5.23%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          10.161002      8.491806                 -16.43%                31,976          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                               11.103094      10.161002                 -8.48%                33,361          2001
                               12.837906      11.103094                -13.51%                94,915          2000
                               11.268555      12.837906                 13.93%                95,792          1999
                               10.000000      11.268555                 12.69%                33,217          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.964147      6.633272                 -16.71%                 2,859          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.711234      7.964147                  -8.58%                12,952          2001
                               10.000000      8.711234                 -12.89%                10,221          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.318941      11.040689                -10.38%               296,605          2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               14.206595      12.318941                -13.29%               349,054          2001
                               15.390001      14.206595                 -7.69%               410,677          2000
                               12.528086      15.390001                 22.84%               326,387          1999
                               10.000000      12.528086                 25.28%               133,901          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.007633      7.162514                 -10.55%                36,562          2002
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
                                9.246004      8.007633                 -13.39%                40,991          2001
                               10.000000      9.246004                  -7.54%                23,545          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          11.349065      8.731291                 -23.07%               326,955          2002
500 Portfolio: Initial
Class - Q/NQ
                               13.049356      11.349065                -13.03%               368,908          2001
                               14.539880      13.049356                -10.25%               425,794          2000
                               12.193234      14.539880                 19.25%               369,530          1999
                               10.000000      12.193234                 21.93%               117,105          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.352419      13.486945                  9.18%               326,872          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               11.510006      12.352419                  7.32%               358,339          2001
                               10.458120      11.510006                 10.06%               382,769          2000
                               10.681197      10.458120                 -2.09%               345,609          1999
                               10.000000      10.681197                  6.81%               163,774          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.180625      6.691749                 -27.11%                     0       2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.124924      6.625606                 -27.39%                     0       2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III               10.772159      9.725907                  -9.71%               136,166          2002
Balanced Portfolio:
Service Class - Q/NQ
                               11.078106      10.772159                 -2.76%               160,728          2001
                               11.708369      11.078106                 -5.38%               185,556          2000
                               11.330772      11.708369                  3.33%               204,340          1999
                               10.000000      11.330772                 13.31%                99,431          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.323847      8.401746                  -9.89%                12,385          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.603019      9.323847                  -2.91%                 9,191          2001
                               10.000000      9.603019                  -3.97%                 4,993          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.165269      5.659734                  -8.20%                 1,179          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.727760      6.165269                 -29.36%                     0          2001
                               10.000000      8.727760                 -12.72%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.165263      5.639686                  -8.52%                 5,228          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.727758      6.165263                 -29.36%                 5,402          2001
                               10.000000      8.727758                 -12.72%                   343          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth        11.484381      9.466793                 -17.57%               356,167          2002
& Income Portfolio:
Service Class - Q/NQ
                               12.733906      11.484381                 -9.81%               407,990          2001
                               13.361770      12.733906                 -4.70%               455,773          2000
                               12.381235      13.361770                  7.92%               448,328          1999
                               10.000000      12.381235                 23.81%               154,651          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.841534      7.274910                 -17.72%                35,774          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.820444      8.841534                  -9.97%                35,057          2001
                               10.000000      9.820444                  -1.80%                17,343          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.529705      6.590287                 -22.74%               391,687          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.075545      8.529705                 -15.34%               499,198          2001
                               12.293685      10.075545                -18.04%               655,245          2000
                               11.925368      12.293685                  3.09%               724,460          1999
                               10.000000      11.925368                 19.25%               384,081          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.180739      5.541567                 -22.83%                 8,511          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.502185      7.180739                 -15.54%                15,424          2001
                               10.000000      8.502185                 -14.98%                10,894          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           18.484070      16.479948                -10.84%                77,260          2002
Cap Portfolio: Service
Class - Q/NQ
                               19.331537      18.484070                 -4.38%               105,062          2001
                               14.629390      19.331537                 32.14%               113,769          2000
                               10.000000      14.629390                 46.29%                32,685          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.664665      9.494742                 -10.97%                10,789          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.171169      10.664665                 -4.53%                13,478          2001
                               10.000000      11.171169                 11.71%                11,115          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.931155                 -20.69%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.503774                 -24.96%                 1,310          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.932971                 -10.67%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.768839                 -22.31%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.304631                 -16.95%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.907673                 -20.92%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.071891                 -19.28%                   946          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.865679                  8.66%                59,043          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.947886                  -0.52%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.563157                  -4.37%                 7,545          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.083363                  -9.17%                     0          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.651160                 -13.49%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.313690                 -16.86%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.012697                  0.13%                51,763          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.168359                 -28.32%                 2,492          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.11%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.676517                 -23.23%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.128347                 -28.72%                10,005          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.230021                 -17.70%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.442986                 -15.57%                 4,096          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.503215                 -24.97%                   423          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.359051                 -36.41%                 7,146          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.232192                 -27.68%                   451          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.574784                 -14.25%                 3,381          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.731447                 -22.69%                   795          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.917226                 -20.83%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.900050                 -21.00%                 4,993          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.631355                  -3.69%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.173058                 -18.27%                 6,701          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.358865                 -16.41%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.515050                  5.15%                 7,780          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.128269                 -18.72%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.757281                 -22.43%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.218225                 -17.82%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.060018                 -19.40%                 3,762          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.998845                 -30.01%                 1,591          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.299126                 -17.01%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.960426                 -20.40%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.264070                  -7.36%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital

Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)

   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           7.883164            -21.17%                50,887          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           7.662536            -23.37%                14,697          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           7.781500            -22.19%                 2,639          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           8.524659            -14.75%                 4,082          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           8.592710            -14.07%                13,564          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           8.201074            -17.99%                 4,033          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           7.354759            -26.45%                22,080          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           8.052943            -19.47%                59,854          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           9.420392             -5.80%                22,717          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           7.431756            -25.68%                 9,175          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           9.061970             -9.38%                51,914          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           8.203773            -17.96%                10,417          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000           7.957795            -20.42%                 5,661          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           8.471828            -15.28%                15,922          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           8.082311            -19.18%                 1,187          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           8.158267            -18.42%                 1,904          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           8.134115            -18.66%                 8,198          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           9.948267             -0.52%                34,996          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           7.749626            -22.50%                 2,304          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000          10.596893              5.97%                48,510          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000          10.703290              7.03%                48,698          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.398499           7.715073            -17.91%                44,029          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               10.013214           9.398499             -6.14%                33,834          2001
                                9.347646          10.013214              7.12%                39,984          2000
                               10.000000           9.347646             -6.52%                 9,213          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.181917           8.342645            -18.06%               362,934          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.863547          10.181917             -6.27%               248,989          2001
                               10.000000          10.863547              8.64%                50,212          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.854191           6.112223            -30.97%                51,465          2002
Portfolio: Service
Class - Q/NQ
                               10.882393           8.854191            -18.64%                65,429          2001
                               12.372047          10.882393            -12.04%                77,114          2000
                               10.000000          12.372047             23.72%                23,375          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.879860           4.742706            -31.06%               607,697          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.470211           6.879860            -18.78%               548,258          2001
                               10.000000           8.470211            -15.30%               196,392          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.476636           6.637154              2.48%                10,496          2002
Income Portfolio:
Service Class - Q/NQ
                                7.433364           6.476636            -12.87%                19,257          2001
                                9.711691           7.433364            -23.46%                25,778          2000
                               10.000000           9.711691             -2.88%                 9,214          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               7.001121           7.152519              2.16%               153,962          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.038536           7.001121            -12.91%               143,516          2001
                               10.000000           8.038536            -19.61%                62,966          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.128248          11.192231              0.57%                78,957          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.804422          11.128248              3.00%                89,040          2001
                               10.273279          10.804422              5.17%                10,708          2000
                               10.000000          10.273279              2.73%                 2,487          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.162853           6.430662            -21.22%                18,088          2002
Portfolio: Service
Class - Q/NQ
                               10.484559           8.162853            -22.14%                21,063          2001
                               13.111592          10.484559            -20.04%                21,920          2000
                               10.000000          13.111592             31.12%                 2,518          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.542864          5.147134             -21.33%               104,169          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.392071          6.542864             -22.04%               120,752          2001
                               10.000000          8.392071             -16.08%                50,835          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.390496          7.822723             -16.70%                   469          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.390506          7.813107             -16.80%                16,770          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.524678          8.585970              -9.86%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                               10.058144          9.524678              -5.30%                     0          2001
                               10.599754         10.058144              -5.11%                     0          2000
                               10.000000         10.599754               6.00%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was 0.19%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.958520          8.060003             -10.03%                47,007          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.474016          8.958520              -5.44%                93,466          2001
                               10.000000          9.474016              -5.26%                37,838          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.576262          7.163768             -16.47%                 4,338          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.376200          8.576262              -8.53%                 4,931          2001
                               10.846645          9.376200             -13.56%                 5,234          2000
                               10.000000         10.846645               8.47%                 4,517          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.957427          6.624331             -16.75%                30,507          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.708322          7.957427              -8.62%                35,033          2001
                               10.000000          8.708322             -12.92%                25,492          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.055114          8.111429             -10.42%                39,303          2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
                               10.447964          9.055114             -13.33%                29,984          2001
                               11.323961         10.447964              -7.74%                33,288          2000
                               10.000000         11.323961              13.24%                10,698          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.000890          7.152860             -10.60%               227,172          2002
Contrafund(R)Portfolio:
Service Class 2 - Q/NQ
                                9.242912          8.000890             -13.44%               188,098          2001
                               10.000000          9.242912              -7.57%                70,842          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.451416          6.498715             -23.11%               389,180          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.722536          8.451416             -13.07%               512,540          2001
                               10.838507          9.722536             -10.30%               107,388          2000
                               10.000000         10.838507               8.39%                18,731          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.579832          12.637011              9.13%               278,234          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.795593          11.579832              7.26%               252,187          2001
                                9.183933          10.795593             10.00%                86,761          2000
                               10.000000           9.813933             -1.86%                17,542          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.176015           6.685007            -27.15%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.120319           6.618910            -27.43%                23,397          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.983020           8.106438             -9.76%                15,756          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.242848           8.983020             -2.81%                19,383          2001
                                9.773610           9.242848             -5.43%                32,693          2000
                               10.000000           9.773610             -2.26%                13,284          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.315980           8.390416             -9.94%                68,200          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.599804           9.315980             -2.96%                70,419          2001
                               10.000000           9.599804             -4.00%                 9,499          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.161368           5.653291             -8.25%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.726694           6.161368            -29.40%                     0          2001
                               10.000000           8.726694            -12.73%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.161373           5.633286             -8.57%                23,916          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.726696           6.161373            -29.40%                29,104          2001
                               10.000000           8.726696            -12.73%                    24          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.638736           7.117460            -17.61%                25,594          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.583526           8.638736             -9.86%                39,135          2001
                               10.061118           9.583526             -4.75%                51,939          2000
                               10.000000          10.061118              0.61%                15,029          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.834091           7.265105            -17.76%               120,836          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.817168           8.834091            -10.01%               128,141          2001
                               10.000000           9.817168             -1.83%                64,054          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.868704           5.304268            -22.78%                55,416          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.117650           6.868704            -15.39%                73,522          2001
                                9.909749           8.117650            -18.08%               103,519          2000
                               10.000000           9.909749             -0.90%                19,408          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.174692           5.534090            -22.87%                93,759          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.499348           7.174692            -15.59%               128,917          2001
                               10.000000           8.499348            -15.01%                75,111          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.042700          15.187173            -10.89%                 9,096          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.833141          17.042700             -4.43%                11,159          2001
                               13.502242          17.833141             32.08%                12,126          2000
                               10.000000          13.502242             35.02%                    77          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.655681           9.481946            -11.02%               245,816          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.167442          10.655681             -4.58%               210,982          2001
                               10.000000          11.167442             11.67%                56,520          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           7.928847            -20.71%                 6,944          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000           7.501229            -24.99%                22,313          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           8.930354            -10.70%                20,487          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000           7.766559            -22.33%                 4,263          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           8.302201            -16.98%                 4,474          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000           7.904990            -20.95%                 4,153          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.068310                 -19.32%                 5,882          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.860867                  8.61%               255,787          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.943479                  -0.57%               162,800          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.558911                  -4.41%               274,193          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.079343                  -9.21%               319,040          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.647323                 -13.53%               178,453          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.309998                 -16.90%                67,599          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.008068                  0.08%               195,160          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.165180                 -28.35%                12,239          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.674273                 -23.26%                   731          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.125937                 -28.74%                 5,721          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.227611                 -17.72%                 4,583          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.16%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.439245                 -15.61%                19,529          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.499883                 -25.00%                19,506          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.356232                 -36.44%                41,186          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.228978                 -27.71%                35,201          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.570977                 -14.29%                 6,117          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.728015                 -22.72%                66,365          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.914908                 -20.85%                 3,435          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.896544                 -21.03%                55,170          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.628545                  -3.71%                20,122          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.169430                 -18.31%                50,618          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.356416                 -16.44%                 4,415          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.510385                  5.10%                45,138          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.125879                 -18.74%                 9,453          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.755007                 -22.45%                 8,846          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.215815                 -17.84%                 9,547          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           8.056436                 -19.44%                53,174          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.995736                 -30.04%                28,866          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.296695                 -17.03%                35,937          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.958092                 -20.42%                35,689          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.261363                  -7.39%               422,266          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)

   (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.879658                 -21.20%              17,335            2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.659139                 -23.41%               7,668            2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.779212                 -22.21%                 0              2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.520873                 -14.79%               1,652            2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.590197                 -14.10%                 0              2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.198667                 -18.01%                 0              2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.351489                 -26.49%               2,131            2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.049371                 -19.51%              23,014            2002
Variable Products
Series Fund, Inc. -
AllianceBerstein Growth
and Income Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.416218                  -5.84%               9,718            2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.428461                 -25.72%               2,113            2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.057952                  -9.42%              33,848            2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.201381                 -17.99%                 0              2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.955457                 -20.45%                 0              2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.469342                 -15.31%                 0              2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.079572                 -19.20%                658             2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.155500                 -18.45%               6,777            2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.131730                 -18.68%                 0              2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.943854                  -0.56%              45,218            2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.747357                 -22.53%                 0              2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.593804                  5.94%                824             2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.699669                  7.00%              14,192            2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.385853      7.700794                 -17.95%               6,912            2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               10.004822      9.385853                  -6.19%               6,007            2001
                                9.344503      10.004822                  7.07%               6,433            2000
                               10.000000      9.344503                  -6.55%               3,388            1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.173350      8.331401                 -18.11%              152,051           2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.859935      10.173350                 -6.32%              61,491            2001
                               10.000000      10.859935                  8.60%               3,305            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.842257      6.100893                 -31.00%                28,416          2002
Portfolio: Service
Class - Q/NQ
                               10.873273      8.842257                 -18.68%                72,992          2001
                               12.367900      10.873273                -12.08%                74,675          2000
                               10.000000      12.367900                 23.68%                47,923          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.874049      4.736304                 -31.10%               176,099          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.467374      6.874049                 -18.82%               119,492          2001
                               10.000000      8.467374                 -15.33%                40,430          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.467917      6.624873                   2.43%                 7,750          2002
Income Portfolio:
Service Class - Q/NQ
                                7.427138      6.467917                 -12.92%                11,197          2001
                                9.708435      7.427138                 -23.50%                13,021          2000
                               10.000000      9.708435                  -2.92%                 1,531          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.995225      7.142898                   2.11%                57,315          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.035851      6.995225                 -12.95%                38,938          2001
                               10.000000      8.035851                 -19.64%                10,937          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.113226      11.171473                  0.52%                21,551          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.795323      11.113226                  2.94%                11,840          2001
                               10.269790      10.795323                  5.12%                     0          2000
                               10.000000      10.269790                  2.70%                12,006          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.151853      6.418747                 -21.26%                 3,846          2002
Portfolio: Service
Class - Q/NQ
                               10.475758      8.151853                 -22.18%                 3,956          2001
                               13.107190      10.475758                -20.08%                 4,267          2000
                               10.000000      13.107190                 31.07%                   244          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.537334      5.140176                 -21.37%                11,564          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.389266      6.537334                 -22.08%                12,672          2001
                               10.000000      8.389266                 -16.11%                 2,788          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.387714      7.816441                 -16.74%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.387722      7.806840                 -16.84%                17,822          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was 0.14%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.511870      8.570084                   -9.90%                    0          2002
Manager Portfolio:
Service Class - Q/NQ
                               10.049731      9.511870                   -5.35%                    0          2001
                               10.596211      10.049731                  -5.16%                  481          2000
                               10.000000      10.596211                   5.96%                4,567          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.950970      8.049124                  -10.08%               21,891          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.470847      8.950970                   -5.49%               27,895          2001
                               10.000000      9.470847                   -5.29%                6,133          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.564745      7.150524                  -16.51%                    0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.368357      8.564745                   -8.58%                    0          2001
                               10.843019      9.368357                  -13.60%                    0          2000
                               10.000000      10.843019                   8.43%                    0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.950716      6.615401                  -16.79%                3,477          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.705406      7.950716                   -8.67%                3,849          2001
                               10.000000      8.705406                  -12.95%                1,289          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.042915      8.096398                  -10.47%                6,996          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.439205      9.042915                  -13.38%               55,782          2001
                               11.320167      10.439205                  -7.78%               56,010          2000
                               10.000000      11.320167                  13.20%               51,988          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.994141      7.143213                  -10.64%               64,243          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.239821      7.994141                  -13.48%               32,102          2001
                               10.000000      9.239821                   -7.60%               14,206          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.440017      6.486670                  -23.14%               39,285          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.714380      8.440017                  -13.12%               50,509          2001
                               10.834863      9.714380                  -10.34%               29,731          2000
                               10.000000      10.834863                   8.35%                2,318          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.564259      12.613630                   9.07%               68,575          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.786552      11.564259                   7.21%               62,448          2001
                                9.810644      10.786552                   9.95%               21,364          2000
                               10.000000      9.810644                   -1.89%                4,162          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.171389      6.678237                 -27.18%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.115723      6.612228                 -27.46%                 7,997          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.970919      8.091422                  -9.80%                 8,269          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.235097      8.970919                  -2.86%                 8,911          2001
                                9.770329      9.235097                  -5.48%                 6,834          2000
                               10.000000      9.770329                  -2.30%                 8,159          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.308152      8.379129                  -9.98%                18,431          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.596605      9.308152                  -3.01%                20,361          2001
                               10.000000      9.596605                  -4.03%                 2,736          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.157477      5.646864                  -8.29%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.725634      6.157477                  -29.43                     0          2001
                               10.000000      8.725634                 -12.74%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.157480      5.626870                  -8.62%                20,892          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.725630      6.157480                 -29.43%                 8,576          2001
                               10.000000      8.725630                 -12.74%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.627103      7.104282                 -17.65%                 9,006          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.575498      8.627103                  -9.90%                44,926          2001
                               10.057746      9.575498                  -4.79%                47,976          2000
                               10.000000      10.057746                  0.58%                32,590          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.826630      7.255301                 -17.80%                47,620          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.813882      8.826630                 -10.06%                31,580          2001
                               10.000000      9.813882                  -1.86%                12,656          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.859446      5.294438                 -22.82%                32,167          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.110845      6.859446                 -15.43%                58,798          2001
                                9.906423      8.110845                 -18.13%                65,698          2000
                               10.000000      9.906423                  -0.94%                30,958          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.168636      5.526631                 -22.91%                16,473          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.496504      7.168636                 -15.63%                13,238          2001
                               10.000000      8.496504                 -15.03%                15,419          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           17.019769      15.159073                -10.93%                 2,224          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.818211      17.019769                 -4.48%                 2,262          2001
                               13.497714      17.818211                 32.01%                 2,300          2000
                               10.000000      13.497714                 34.98%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.646714      9.469166                 -11.06%                76,332          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.163719      10.646714                 -4.63%                52,151          2001
                               10.000000      11.163719                 11.64%                11,389          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.926515                 -20.73%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.498689                 -25.01%                 7,308          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.927747                 -10.72%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.764288                 -22.36%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.299769                 -17.00%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.902319                 -20.98%                10,896          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.064722                 -19.35%                 4,403          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.856066                  8.56%                48,238          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.939071                  -0.61%                 7,070          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.554684                  -4.45%                63,968          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.075317                  -9.25%               196,177          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.643487                 -13.57%                65,245          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.306308                 -16.94%                 2,053          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.003439                  0.03%                10,667          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.161990                 -28.38%                 9,024          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.672026                 -23.28%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.21%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.123520                 -28.76%                   592          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.225210                 -17.75%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.435498                 -15.65%                 2,686          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.496555                 -25.03%                11,309          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.353404                 -36.47%                 7,886          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.225774                 -27.74%                15,805          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.567174                 -14.33%                 8,139          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.724576                 -22.75%                40,292          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.912584                 -20.87%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.893044                 -21.07%                39,008          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.625731                  -3.74%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.165802                 -18.34%                40,083          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.353969                 -16.46%                    10          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.505725                  5.06%                19,247          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.123506                 -18.76%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.752738                 -22.47%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.213414                 -17.87%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.052858                 -19.47%                21,482          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.992636                 -30.07%                 8,239          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.294264                 -17.06%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.955756                 -20.44%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.258649                  -7.41%                43,455          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II:

Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.876157            -21.24%                      8,896          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.655732            -23.44%                        364          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.776939            -22.23%                          0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.517087            -14.83%                        562          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.587686            -14.12%                        541          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.196264            -18.04%                        558          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.348217            -26.52%                        230          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.045791            -19.54%                      7,084          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.412037            -5.88%                          76          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.425145            -25.75%                          0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.053926            -9.46%                       5,122          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.198970            -18.01%                        264          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.953120            -20.47%                          0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.466863            -15.33%                          0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.076832            -19.23%                         55          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance             10.00000      8.152741            -18.47%                        429          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.129345            -18.71%                          0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.939447            -0.61%                       4,181          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.745078            -22.55%                          0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.590700           5.91%                          756          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.696048           6.96%                       16,397          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.373214      7.686519            -17.99%                      4,108          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.996446      9.373214            -6.23%                       4,444          2001
                                9.341371      9.996446            7.01%                        4,662          2000
                               10.000000      9.341371            -6.59%                       2,421          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.164777      8.320163            -18.15%                     25,050          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.856303      10.164777           -6.37%                      18,545          2001
                               10.000000      10.856303           8.56%                       11,732          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.830356      6.089592            -31.04%                     13,537          2002
Portfolio: Service
Class - Q/NQ
                               10.864164      8.830356            -18.72%                     17,392          2001
                               12.363757      10.864164           -12.13%                     17,691          2000
                               10.000000      12.363757           23.64%                       3,943          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.868238      4.729907            -31.13%                     60,756          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.464537      6.868238            -18.86%                     51,769          2001
                               10.000000      8.464537            -15.35%                     31,833          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.459185      6.612570            2.37%                        4,165          2002
Income Portfolio:
Service Class - Q/NQ
                                7.420890      6.459185            -12.96%                      4,377          2001
                                9.705170      7.420890            -23.54%                      4,563          2000
                               10.000000      9.705170            -2.95%                       1,746          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.989318      7.133249            2.06%                       15,194          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.033155      6.989318            -12.99%                     15,464          2001
                               10.000000      8.033155            -19.67%                     17,150          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.098217      11.150742           0.47%                       39,565          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.786230      11.098217           2.89%                       37,336          2001
                               10.266304      10.786230           5.06%                          532          2000
                               10.000000      10.266304           2.66%                          257          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.140878      6.406864            -21.30%                      3,677          2002
Portfolio: Service
Class - Q/NQ
                               10.466994      8.140878            -22.22%                      5,266          2001
                               13.102821      10.466994           -20.12%                      5,722          2000
                               10.000000      13.102821           31.03%                       1,165          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.513831      5.133254            -21.41%                     15,026          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.386465      6.531831            -22.11%                     12,370          2001
                               10.000000      8.386465            -16.14%                     14,006          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.384939      7.810170            -16.78%                          0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.384949      7.800574            -16.88%                        852          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was 0.09%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.499073      8.554219                  -9.95%                 2,166          2002
Manager Portfolio:
Service Class - Q/NQ
                               10.041311      9.499073                  -5.40%                 2,316          2001
                               10.592651      10.041311                 -5.20%                 2,543          2000
                               10.000000      10.592651                  5.93%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.943412      8.038260                 -10.12%                 6,854          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.467676      8.943412                  -5.54%                 8,124          2001
                               10.000000      9.467676                  -5.32%                11,481          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.553187      7.137265                 -16.55%                 3,849          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.360492      8.553187                  -8.62%                 3,966          2001
                               10.839384      9.360492                 -13.64%                 4,185          2000
                               10.000000      10.839384                  8.39%                   420          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.944011      6.606467                 -16.84%                 3,880          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.702495      7.944011                  -8.72%                 6,328          2001
                               10.000000      8.702495                 -12.98%                 4,561          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.030727      8.081391                 -10.51%                10,097          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.430444      9.030727                 -13.42%                11,830          2001
                               11.316365      10.430444                 -7.83%                12,678          2000
                               10.000000      11.316365                 13.16%                 3,411          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.987395      7.133571                 -10.69%                44,942          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.236735      7.987395                 -13.53%                33,637          2001
                               10.000000      9.236735                  -7.63%                23,308          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.428653      6.474648                 -23.18%                78,618          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.706237      8.428653                 -13.16%                83,893          2001
                               10.831230      9.706237                 -10.39%                79,152          2000
                               10.000000      10.831230                  8.31%                 6,577          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.548686      12.590282                  9.02%                28,090          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.777507      11.548686                  7.16%                19,310          2001
                                9.807349      10.777507                  9.89%                 8,973          2000
                               10.000000      9.807349                  -1.93%                   626          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.166748      6.671489                 -27.22%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.111125      6.605547                 -27.50%                 2,852          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.958831      8.076429                  -9.85%                 1,497          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.227351      8.958831                  -2.91%                 1,650          2001
                                9.767051      9.227351                  -5.53%                   745          2000
                               10.000000      9.767051                  -2.33%                   257          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.300292      8.367814                 -10.03%                 8,433          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.593396      9.300292                  -3.06%                 8,987          2001
                               10.000000      9.593396                  -4.07%                 4,889          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.153578      5.640432                  -8.34%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.724567      6.153578                 -29.47%                   180          2001
                               10.000000      8.724567                 -12.75%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.153576      5.620463                  -8.66%                 6,133          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.724565      6.153576                 -29.47%                 3,481          2001
                               10.000000      8.724565                 -12.75%                 2,091          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.615493      7.091127                 -17.69%                 6,410          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.567480      8.615493                  -9.95%                 8,390          2001
                               10.054379      9.567480                  -4.84%                 9,694          2000
                               10.000000      10.054379                  0.54%                 5,170          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.819213      7.245530                 -17.84%                18,405          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.810607      8.819213                 -10.11%                22,086          2001
                               10.000000      9.810607                  -1.89%                11,400          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.850214      5.284629                 -22.85%                11,075          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.104048      6.850214                 -15.47%                13,084          2001
                                9.903104      8.104048                 -18.17%                15,298          2000
                               10.000000      9.903104                  -0.97%                 6,904          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.162591      5.519172                 -22.94%                22,194          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.493657      7.162591                 -15.67%                18,696          2001
                               10.000000      8.493657                 -15.06%                11,893          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.996856      15.130998                -10.98%                 1,341          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.803282      16.996856                 -4.53%                 1,157          2001
                               13.493199      17.803282                 31.94%                 1,956          2000
                               10.000000      13.493199                 34.93%                   530          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.637734      9.456387                 -11.11%                23,529          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.159988      10.637734                 -4.68%                19,671          2001
                               10.000000      11.159988                 11.60%                14,392          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.924187                 -20.76%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.496143                 -25.04%                   167          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.925134                 -10.75%                   527          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.762011                 -22.38%                   398          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid           10.00000      8.297335                 -17.03%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.899638                 -21.00%                 1,229          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.061145                 -19.39%                   287          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.851249                  8.51%                15,020          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.934655                  -0.65%                88,751          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.550437                  -4.50%                17,949          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.071289                  -9.29%               114,290          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.639648                 -13.60%                11,041          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.302620                 -16.97%                33,416          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.998808                  -0.01%                 7,668          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.158810                 -28.41%                   730          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.26%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.669773                 -23.30%                   164          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.121106                 -28.79%                 1,663          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.222797                 -17.77%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.431747                 -15.68%                 1,076          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.493217                 -25.07%                   331          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.350580                 -36.49%                 1,646          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.222563                 -27.77%                   917          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.563374                 -14.37%                 2,473          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.721155                 -22.79%                 4,083          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.910271                 -20.90%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.889533                 -21.10%                 3,612          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.622919                  -3.77%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.162175                 -18.38%                 4,720          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.351517                 -16.48%                   538          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.501064                  5.01%                 2,246          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.121124                 -18.79%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.750466                 -22.50%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.211008                 -17.89%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.049282                 -19.51%                 8,184          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.989521                 -30.10%                11,195          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.291838                 -17.08%                   714          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.953430                 -20.47%                   267          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.255939                  -7.44%                 3,237          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital

Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)

   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.872655                 -21.27%                17,042          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.652329                 -23.48%                   399          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.774655                 -22.25%                     0          2022
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.513298                 -14.87%                   903          2022
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.585159                 -14.15%                     0          202
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.193864                 -18.06%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.344950                 -26.55%                 1,114          2022
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.042215                 -19.58%                10,652          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.407855                  -5.92%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.421847                 -25.78%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.049907                  -9.50%                 7,666          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.196568                 -18.03%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.950795                 -20.49%                   183          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.464376                 -15.36%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.074094                 -19.26%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.149979                 -18.50%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.126963                 -18.73%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.935042                  -0.65%                 4,517          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.742809                 -22.57%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.587603                  5.88%                   828          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.692425                  6.92%                 4,197          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.360599      7.672279                 -18.04%                 1,824          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.988075      9.360599                  -6.28%                 3,531          2001
                                9.338236      9.988075                   6.96%                 1,887          2000
                               10.000000      9.338236                  -6.62%                 1,237          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.156195      8.308933                 -18.19%                59,126          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.852674      10.156195                 -6.42%                34,760          2001
                               10.000000      10.852674                  8.53%                 7,726          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.818451      6.078297                 -31.07%                 8,194          2002
Portfolio: Service
Class - Q/NQ
                               10.855048      8.818451                 -18.76%                10,610          2001
                               12.359610      10.855048                -12.17%                13,063          2000
                               10.000000      12.359610                 23.60%                 2,068          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.862459      4.723531                 -31.17%                71,928          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.461714      6.862459                 -18.90%                62,143          2001
                               10.000000      8.461714                 -15.38%                22,582          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.450489      6.600332                   2.32%                   860          2002
Income Portfolio:
Service Class - Q/NQ
                                7.414681      6.450489                 -13.00%                 1,239          2001
                                9.701921      7.414681                 -23.58%                 3,026          2000
                               10.000000      9.701921                  -2.98%                 2,250          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.983409      7.123619                   2.01%                 9,761          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.030466      6.983409                 -13.04%                 4,599          2001
                               10.000000      8.030466                 -19.70%                 3,350          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.083221      11.130039                  0.42%                15,777          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.777140      11.083221                  2.84%                13,826          2001
                               10.262817      10.777140                  5.01%                     0          2000
                               10.000000      10.262817                  2.63%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.129878      6.394953                 -21.34%                 2,868          2002
Portfolio: Service
Class - Q/NQ
                               10.458206      8.129878                 -22.66%                 3,817          2001
                               13.098422      10.458206                -20.16%                 4,067          2000
                               10.000000      13.098422                 30.98%                    32          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.526307      5.126306                 -21.45%                 6,343          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.383650      6.526307                 -22.15%                 5,206          2001
                               10.000000      8.383650                 -16.16%                 3,288          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.382161      7.803904                 -16.82%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.382168      7.794311                 -16.92%                 2,415          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was 0.04%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.486258      8.538358                  -9.99%                 3,032          2002
Manager Portfolio:
Service Class - Q/NQ
                               10.032886      9.486258                  -5.45%                 3,032          2001
                               10.589098      10.032886                 -5.25%                 3,032          2000
                               10.000000      10.589098                  5.89%                 3,092          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.935877      8.027416                 -10.17%                17,496          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.464517      8.935877                  -5.59%                15,792          2001
                               10.000000      9.464517                  -5.35%                   637          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.541650      7.124031                 -16.60%                  127           2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.352638      8.541650                  -8.67%                  127           2001
                               10.835743      9.352638                 -13.69%                  127           2000
                               10.000000      10.835743                  8.36%                  509           1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.937310      6.597558                 -16.88%                5,705           2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.699583      7.937310                  -8.76%                3,227           2001
                               10.000000      8.699583                 -13.00%                  554           2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.018576      8.066435                 -10.56%                2,170           2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.421715      9.018576                 -13.46%                5,927           2001
                               11.312579      10.421715                 -7.87%                7,038           2000
                               10.000000      11.312579                 13.13%                3,881           1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.980666      7.123951                 -10.73%               38,367           2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.233647      7.980666                 -13.57%               28,069           2001
                               10.000000      9.233647                  -7.66%               12,292           2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.417305      6.462661                 -23.22%               25,909           2002
500 Portfolio: Initial
Class - Q/NQ
                                9.698102      8.417305                 -13.21%               32,337           2001
                               10.827599      9.698102                 -10.43%               19,211           2000
                               10.000000      10.827599                  8.28%                1,376           1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.533137      12.566969                  8.96%               20,318           2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.768479      11.533137                  7.10%               21,311           2001
                                9.804059      10.768479                  9.84%               11,996           2000
                               10.000000      9.804059                  -1.96%                5,985           1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.162125      6.664736                 -27.26%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.106521      6.598853                 -27.54%                 1,766          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.946767      8.061477                  -9.90%                 1,707          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.219609      8.946767                  -2.96%                 1,707          2001
                                9.763773      9.219609                  -5.57%                 1,707          2000
                               10.000000      9.763773                  -2.36%                 1,633          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.292439      8.356520                 -10.07%                21,702          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.590173      9.292439                  -3.10%                25,031          2001
                               10.000000      9.590173                  -4.10%                 5,498          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.149686      5.634007                  -8.39%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.723504      6.149686                 -29.50%                     0          2001
                               10.000000      8.723504                 -12.76%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.149688      5.614068                  -8.71%                 3,457          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.723503      6.149688                 -29.50%                   777          2001
                               10.000000      8.723503                 -12.76%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.603875      7.077979                 -17.73%                 6,475          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.559452      8.603875                 -10.00%                 6,789          2001
                               10.051000      9.559452                  -4.89%                 9,285          2000
                               10.000000      10.051000                  0.51%                 3,518          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.811766      7.235744                 -17.89%                52,151          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.807331      8.811766                 -10.15%                44,878          2001
                               10.000000      9.807331                  -1.93%                12,147          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.840964      5.274818                 -22.89%                 4,931          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.097237      6.840964                 -15.51%                 6,482          2001
                                9.899770      8.097237                 -18.21%                 8,991          2000
                               10.000000      9.899770                  -1.00%                 2,972          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.156543      5.511713                 -22.98%                 9,581          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.490822      7.156543                 -15.71%                10,647          2001
                               10.000000      8.490822                 -15.09%                 7,766          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.973973      15.102965                -11.02%                 2,644          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.788368      16.973973                 -4.58%                 2,917          2001
                               13.488675      17.788368                 31.88%                 4,077          2000
                               10.000000      13.488675                 34.89%                    42          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.628769      9.443636                 -11.15%                31,991          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.156253      10.628769                 -4.73%                24,160          2001
                               10.000000      11.156253                 11.56%                 9,125          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.921869                 -20.78%                   189          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.493606                 -25.06%                 1,023          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.922512                 -10.77%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.759729                 -22.40%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.294898                 -17.05%                   142          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.896964                 -21.03%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.057559                 -19.42%                 1,187          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.846438                  8.46%                14,080          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.930252                  -0.70%                11,881          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.546204                  -4.54%                55,843          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.067258                  -9.33%                53,699          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.635804                 -13.64%                37,785          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.298926                 -17.01%                 6,286          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.994178                  -0.06%                11,598          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.155633                 -28.44%                 3,783          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.667519                 -23.32%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.31%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.118692                 -28.81%                 2,527          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.220386                 -17.80%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.428002                 -15.72%                   487          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.489890                 -25.10%                 3,520          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.347752                 -36.52%                 4,159          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.219350                 -27.81%                 2,767          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.559559                 -14.40%                 3,082          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.717711                 -22.82%                11,556          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.907952                 -20.92%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.886028                 -21.14%                11,742          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.620086                  -3.80%                   242          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.158547                 -18.41%                 6,657          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.349080                 -16.51%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.496415                  4.96%                 3,089          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.118734                 -18.81%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.748189                 -22.52%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.208604                 -17.91%                   139          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           8.045705                 -19.54%               27,948           2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.986412                 -30.14%               10,385           2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.289400                 -17.11%                    0           2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.951092                 -20.49%                  281           2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.253228                  -7.47%               11,985           2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.30%)

   (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.869161                  -21.31%                3,722          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.648923                  -23.51%                  411          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.772377                  -22.28%                    0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.509517                  -14.90%                2,086          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.582653                  -14.17%                    0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.191455                  -18.09%                    0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.341676                  -26.58%                    0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.038632                  -19.61%                2,678          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.403677                   -5.96%                3,150          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.418546                  -25.81%                1,329          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.045889                   -9.54%                4,578          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.194166                  -18.06%                    0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.948460                  -20.52%                    0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.461901                  -15.38%                    0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.071358                  -19.29%                5,156          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.147213                  -18.53%                2,565          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.124582                  -18.75%                    0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.930628                   -0.69%                4,632          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.740539                  -22.59%                    0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.584503                   5.85%                    0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.688806                   6.89%                9,870          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.347976      7.658055                  -18.08%                  745          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.979686      9.347976                   -6.33%                  843          2001
                                9.335095      9.979686                    6.91%                  843          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.147635      8.297718                  -18.23%                3,588          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.849047      10.147635                  -6.47%                  708          2001
                               10.000000      10.849047                   8.49%                  236          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.806545      6.067015                 -31.11%                 1,774          2002
Portfolio: Service
Class - Q/NQ
                               10.845940      8.806545                 -18.80%                 2,875          2001
                               12.355467      10.845940                -12.22%                 3,479          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.856641      4.717119                 -31.20%                 4,757          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.458873      6.856641                 -18.94%                 2,345          2001
                               10.000000      8.458873                 -15.41%                 1,555          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.441805      6.588113                   2.27%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.408463      6.441805                 -13.05%                     0          2001
                                9.698668      7.408463                 -23.61%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.977508      7.113995                   1.96%                 1,563          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.027765      6.977508                 -13.08%                 1,346          2001
                               10.000000      8.027765                 -19.72%                   326          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             12.214356      12.259742                  0.37%                 2,725          2002
Market Portfolio:
Initial Class* - Q/NQ
                               11.883085      12.214356                  2.79%                 2,725          2001
                               11.321684      11.883085                  4.96%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.118928      6.383102                 -21.38%                   293          2002
Portfolio: Service
Class - Q/NQ
                               10.449433      8.118928                 -22.30%                   301          2001
                               13.094032      10.449433                -20.20%                   309          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.520785      5.119369                 -21.49%                   440          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.380839      6.520785                 -22.19%                 1,385          2001
                               10.000000      8.380839                 -16.19%                   402          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.379384      7.797643                 -16.86%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.379391      7.788048                 -16.97%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.01%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.473472      8.522529                 -10.04%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                               10.024469      9.473472                  -5.50%                     0          2001
                               10.585544      10.024469                 -5.30%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.928331      8.016577                  -10.21%                1,932          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.461349      8.928331                   -5.63%                1,017          2001
                               10.000000      9.461349                   -5.39%                  706          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.530134      7.110815                  -16.64%                  374          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.344790      8.530134                   -8.72%                  374          2001
                               10.832110      9.344790                  -13.73%                  478          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.930603      6.588634                  -16.92%                2,297          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.696670      7.930603                   -8.81%                  380          2001
                               10.000000      8.696670                  -13.03%                    0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.006407      8.051461                  -10.60%                  885          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.412956      9.006407                  -13.51%                1,336          2001
                               11.308771      10.412956                  -7.92%                2,321          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.973926      7.114325                  -10.78%                5,373          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.230553      7.973926                  -13.61%                3,657          2001
                               10.000000      9.230553                   -7.69%                1,089          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          14.632127      11.228588                 -23.26%                1,083          2002
500 Portfolio: Initial
Class - Q/NQ
                               16.867202      14.632127                 -13.25%                1,084          2001
                               18.841144      16.867202                  -10.48                1,469          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                13.353240      14.542870                   8.91%                  628          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               12.474251      13.353240                   7.05%                  480          2001
                               11.362789      12.474251                   9.78%                  213          2000
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                9.157514      6.658000                  -27.29%                    0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.101935      6.592185                  -27.57%                  529          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                8.934702      8.046522                   -9.94%                    0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.211877      8.934702                   -3.01%                    0          2001
                                9.760484      9.211877                   -5.62%                    0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                9.284604      8.345241                  -10.12%                  846          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.586975      9.284604                   -3.15%                  846          2001
                               10.000000      9.586975                   -4.13%                    0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                6.145793      5.627584                   -8.43%                    0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.722441      6.145793                  -29.54%                    0          2001
                               10.000000      8.722441                  -12.78%                    0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                6.145798      5.607671                   -8.76%                    0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.722439      6.145798                  -29.54%                    0          2001
                               10.000000      8.722439                  -12.78%                    0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Growth         8.592265      7.064839                  -17.78%                  401          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.551417      8.592265                  -10.04%                  904          2001
                               10.047615      9.551417                   -4.94%                  914          2000
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Growth         8.804323      7.225962                  -17.93%               11,093          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.804049      8.804323                  -10.20%                3,422          2001
                               10.000000      9.804049                   -1.96%                1,140          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.831736      5.265036                 -22.93%                 1,653          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.090436      6.831736                 -15.56%                 1,664          2001
                                9.896444      8.090436                 -18.25%                 1,675          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.150507      5.504279                 -23.02%                 2,017          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.487973      7.150507                 -15.76%                 4,771          2001
                               10.000000      8.487973                 -15.12%                   632          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.951081      15.074953                -11.07%                   114          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.773446      16.951081                 -4.63%                     0          2001
                               13.484146      17.773446                 31.81%                   591          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.619809      9.430893                 -11.20%                 9,047          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.152532      10.619809                 -4.78%                 3,155          2001
                               10.000000      11.152532                 11.53%                 1,503          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.919547                 -20.80%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.491060                 -25.09%                 2,372          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.919895                 -10.80%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.757459                 -22.43%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.292466                 -17.08%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.894281                 -21.06%                   541          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.053976                 -19.46%                 1,100          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.841622                  8.42%                10,135          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.925839                  -0.74%                 9,731          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.541955                  -4.58%                36,789          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.063234                  -9.37%                67,278          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.631966                 -13.68%                 2,959          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.295236                 -17.05%                   927          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.989547                  -0.10%                20,947          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.152435                 -28.48%                 1,349          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.665268                 -23.35%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.36%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.116277                 -28.84%                 2,273          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.217975                 -17.82%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.424256                 -15.76%                   117          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.486564                 -25.13%                 3,155          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.344933                 -36.55%                 5,766          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.216139                 -27.84%                   264          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.555769                 -14.44%                 4,639          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.714288                 -22.86%                11,496          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.905631                 -20.94%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.882520                 -21.17%                 1,044          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.617283                  -3.83%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.154921                 -18.45%                12,576          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.346628                 -16.53%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.491757                  4.92%                16,170          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.116352                 -18.84%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.745909                 -22.54%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.206191                 -17.94%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.042132                 -19.58%                10,224          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.983301                 -30.17%                 3,268          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.286975                 -17.13%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.948753                 -20.51%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.250520                  -7.49%                   552          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)

   (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.865658                 -21.34%                 1,333          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.645519                 -23.54%                     1          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.770099                 -22.30%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.505730                 -14.94%                   840          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.580130                 -14.20%                     7          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.189055                 -18.11%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.338409                 -26.62%                   232          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.035070                 -19.65%                   158          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.399495                  -6.01%                   232          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.415239                 -25.85%                     1          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.041866                  -9.58%                 2,023          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.191760                 -18.08%                   561          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.946130                 -20.54%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.459411                 -15.41%                   462          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.068616                 -19.31%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.144447                 -18.56%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.122192                 -18.78%                   335          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.926218                  -0.74%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.738265                 -22.62%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.581411                  5.81%                   588          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.685195                  6.85%                 1,749          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.335364      7.643847                 -18.12%                 1,242          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.971310      9.335364                  -6.38%                     0          2001
                                9.331958      9.971310                   6.85%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.139075      8.286504                 -18.27%                12,379          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.845425      10.139075                 -6.51%                 7,580          2001
                               10.000000      10.845425                  8.45%                   875          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.794661      6.055751                 -31.14%                   584          2002
Portfolio: Service
Class - Q/NQ
                               10.836830      8.794661                 -18.84%                   584          2001
                               12.351314      10.836830                -12.26%                   584          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.850854      4.710748                 -31.24%                20,879          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.456041      6.850854                 -18.98%                15,553          2001
                               10.000000      8.456041                 -15.44%                 2,264          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.433089      6.575866                   2.22%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.402223      6.433089                 -13.09%                     0          2001
                                9.695407      7.402223                 -23.65%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.971623      7.104400                   1.90%                 4,916          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.025085      6.971623                 -13.13%                 1,930          2001
                               10.000000      8.025085                 -19.75%                   138          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.053262      11.088712                  0.32%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.758964      11.053262                  2.74%                     0          2001
                               10.255839      10.758964                  4.91%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.107973      6.371254                 -21.42%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.440659      8.107973                 -22.34%                     0          2001
                               13.089636      10.440659                -20.24%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.515292      5.112463                 -21.53%                 1,041          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.378040      6.515292                 -22.23%                   832          2001
                               10.000000      8.378040                 -16.22%                   468          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.376602      7.791370                 -16.91%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.376614      7.781795                 -17.01%                   691          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.06%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.460683      8.506718                 -10.08%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                               10.016038      9.460683                  -5.54%                     0          2001
                               10.581982      10.016038                 -5.35%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.920800      8.005752                 -10.26%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.458184      8.920800                  -5.68%                 2,211          2001
                               10.000000      9.458184                  -5.42%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.518628      7.097620                 -16.68%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.336943      8.518628                  -8.76%                     0          2001
                               10.828467      9.336943                 -13.77%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.923906      6.579734                 -16.96%                   478          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.693759      7.923906                  -8.86%                   478          2001
                               10.000000      8.693759                 -13.06%                   155          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.994259      8.036519                 -10.65%                   880          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.404221      8.994259                 -13.55%                   552          2001
                               11.304975      10.404221                 -7.97%                   552          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.967172      7.104697                 -10.83%                 7,322          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.227456      7.967172                 -13.66%                 5,144          2001
                               10.000000      9.227456                  -7.73%                 1,679          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.394605      6.438691                 -23.30%                13,463          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.681826      8.394605                 -13.30%                11,142          2001
                               10.820327      9.681826                 -10.52%                 1,658          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.502068      12.520432                  8.85%                 7,997          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.750405      11.502068                  6.99%                 5,056          2001
                                9.797473      10.750405                  9.73%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          9.152878            6.651259                 -27.33%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          9.097328            6.585493                 -27.61%                   554          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          8.922649            8.031583                  -9.99%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                          9.204144            8.922649                  -3.06%                     0          2001
                          9.757211            9.204144                  -5.67%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          9.276764            8.333960                 -10.16%                12,357          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                          9.583762            9.276764                  -3.20%                 7,675          2001
                          10.000000           9.583762                  -4.19%                    28          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          6.141897            5.621167                  -8.48%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                          8.721374            6.141897                 -29.58%                     0          2001
                          10.000000           8.721374                 -12.79%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          6.141898            5.601275                  -8.80%                   727
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                          8.721370            6.141898                 -29.58%                    98          2001
                          10.000000           8.721370                 -12.79%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   8.580686            7.051740                 -17.82%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                          9.543409            8.580686                 -10.09%                     0          2001
                          10.044245           9.543409                  -4.99%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   8.796886            7.216199                 -17.97%                 6,563          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                          9.800774            8.796886                 -10.24%                 5,496          2001
                          10.000000           9.800774                  -1.99%                   793          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.822514      5.255255                 -22.97%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.083647      6.822514                 -15.60%                     0          2001
                                9.893125      8.083647                 -18.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.144460      5.496828                 -23.06%                 1,820          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.485135      7.144460                 -15.80%                 1,232          2001
                               10.000000      8.485135                 -15.15%                   344          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.928228      15.046994                -11.11%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.758535      16.928228                 -4.68%                     0          2001
                               13.479627      17.758535                 31.74%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.610836      9.418141                 -11.24%                 6,971          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.148798      10.610836                 -4.83%                 5,228          2001
                               10.000000      11.148798                 11.49%                 1,056          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.917213                 -20.83%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.488515                 -25.11%                     2          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.917289                 -10.83%                   937          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.755176                 -22.45%                   242          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.290043                 -17.10%                   343          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.891605                 -21.08%                 1,355
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.050390                 -19.50%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.836803                  8.37%                 2,134          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.921424                  -0.79%                 1,361          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.537718                  -4.62%                12,545          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.059205                  -9.41%                14,068          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.628136                 -13.72%                 2,081          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.291554                 -17.08%                   369          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.984915                  -0.15%                 3,400          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.149258                 -28.51%                   436          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.663022                 -23.37%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.41%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.113856                 -28.86%                   271          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.215557                 -17.84%                    82          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.420509                 -15.79%                     1          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.483218                 -25.17%                   710          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.342111                 -36.58%                 1,486          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.212924                 -27.87%                   480          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.551956                 -14.48%                   478          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.710849                 -22.89%                 2,606          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.903306                 -20.97%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.879014                 -21.21%                 1,041          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.614461                  -3.86%                   413          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.151281                 -18.49%                   535          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.344179                 -16.56%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.487103                  4.87%                 1,956          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.113976                 -18.86%                   285          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.743645                 -22.56%                   414          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.203790                 -17.96%                   189          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.038554                 -19.61%                 1,186          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.980196                 -30.20%                   327          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.284542                 -17.15%                   741          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.946434                 -20.54%                 1,546          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.247814                  -7.52%                 8,265          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)

   (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           7.862159            -21.38%               158,659          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           7.642114            -23.58%                16,161          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           7.767805            -22.32%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           8.501943            -14.98%                15,086          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           8.577612            -14.22%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           8.186653            -18.13%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000           7.335142            -26.65%                33,664          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           8.031487            -19.69%                 9,186          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           9.395309             -6.05%                20,507          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           7.411934            -25.88%                11,221          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000           9.037846             -9.62%                62,093          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000           8.189355            -18.11%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000           7.943798            -20.56%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000           8.456927            -15.43%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           8.065883            -19.34%                 1,400          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           8.141683            -18.58%                 1,832          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           8.119806            -18.80%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           9.921791             -0.78%                37,992          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000           7.735988            -22.64%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000          10.578305              5.78%                 1,208          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000          10.681568              6.82%                31,284          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.322767           7.629651            -18.16%                 5,813          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.962936           9.322767             -6.43%                 5,813          2001
                                9.328815           9.962936              6.80%                 5,439          2000
                               10.000000           9.328815             -6.71%                   887          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.130513           8.275306            -18.31%                54,421          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.841799      10.130513                 -6.56%                33,937          2001
                               10.000000      10.841799                  8.42%                   290          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.782784      6.044501                 -31.18%                12,624          2002
Portfolio: Service
Class - Q/NQ
                                10.82775           8.782784            -18.89%                12,624          2001
                                12.34719          10.827725            -12.31%                15,177          2000
                                10.00000          12.347169             23.47%                 5,165          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.845050           4.704372            -31.27%                82,388          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.453200      6.845050                 -19.02%                48,765          2001
                               10.000000      8.453200                 -15.47%                 6,156          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.424407      6.563665                   2.17%                 1,144          2002
Income Portfolio:
Service Class - Q/NQ
                                7.396001           6.424407            -13.14%                 1,144          2001
                                9.692137           7.396001            -23.69%                   912          2000
                               10.000000           9.692137             -3.08%                   107          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.965740           7.094811              1.85%                35,275          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.022393      6.965740                 -13.17%                 5,315          2001
                               10.000000      8.022393                 -19.78%                 1,161          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             12.150588      12.183380                  0.27%                   458          2002
Market Portfolio:
Initial Class* - Q/NQ
                                11.83310          12.150588              2.68%                   445          2001
                                11.28543          11.833100              4.85%                   425          2000
                                10.88323          11.285433              3.70%                     0          1999
                                10.46589          10.883253              3.99%                     0          1998
                                10.00000          10.465899              4.66%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.097034           6.359429            -21.46%                 3,319          2002
Portfolio: Service
Class - Q/NQ
                                10.43193           8.097034            -22.38%                 3,319          2001
                                13.08524          10.431903            -20.28%                 4,184          2000
                                10.00000          13.085254             30.85%                 2,248          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.509775      5.105546                 -21.57%                32,984          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.375228      6.509775                 -22.27%                11,309          2001
                               10.000000      8.375228                 -16.25%                 1,703          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.373829      7.785111                 -16.95%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.373834      7.775549                 -17.05%                 9,938          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.11%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.447928      8.490924                 -10.13%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                               10.007639           9.447928             -5.59%                     0          2001
                               10.578425          10.007639             -5.40%                     0          2000
                               10.000000          10.578425              5.78%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.913246           7.994917            -10.30%                 6,256        2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.455005      8.913246                  -5.73%                 6,309        2001
                               10.000000      9.455005                  -5.45%                     0        2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.507129      7.084437                 -16.72%                 2,156        2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.329098           8.507129             -8.81%                 2,156        2001
                               10.824826           9.329098            -13.82%                 2,416        2000
                               10.000000          10.824826              8.25%                   219        1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.917224           6.570858            -17.01%                 1,887        2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.690850      7.917224                  -8.90%                 1,946        2001
                               10.000000      8.690850                 -13.09%                   744        2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.982108      8.021598                 -10.69%                 7,189        2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.395475           8.982108            -13.60%                 7,279        2001
                               11.301172          10.395475             -8.01%                 7,042        2000
                               10.000000          11.301172             13.01%                   311        1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.960462           7.095110            -10.87%               108,373        2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.224369      7.960462                 -13.70%                27,316        2001
                               10.000000      9.224369                  -7.76%                 1,556        2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          14.558975      11.161105                -23.34%                31,573        2002
500 Portfolio: Initial
Class - Q/NQ
                               16.800024          14.558975            -13.34%                25,758        2001
                               18.785022          16.800024            -10.57%                13,185        2000
                               15.809112          18.785022             18.82%                 2,681        1999
                               12.494291          15.809112             26.53%                     0        1998
                               10.000000          12.494291             24.94%                     0        1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                13.283557          14.452314              8.80%                14,256        2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               12.421795          13.283557              6.94%                 8,609        2001
                               11.326409          12.421795              9.67%                 1,129        2000
                               11.609070          11.326409             -2.43%                   481        1999
                               10.817010          11.609070              7.32%                     0        1998
                               10.000000          10.817010              8.17%                     0        1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.148248           6.644515            -27.37%                     0        2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.092738           6.578835            -27.65%                 6,547        2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.910614           8.016683            -10.03%                 6,969          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.196411      8.910614                  -3.11%                 6,969          2001
                                9.753925      9.196411                  -5.72%                 6,969          2000
                               10.000000      9.753925                  -2.46%                 3,154          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.268926      8.322694                 -10.21%                17,353          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.580552      9.268926                  -3.25%                15,251          2001
                               10.000000      9.580552                  -4.19%                   324          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.138007      5.614757                  -8.52%                   554          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.720312      6.138007                 -29.61%                   554          2001
                               10.000000      8.720312                 -12.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.138005      5.594874                  -8.85%                16,890          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.720311      6.138005                 -29.61%                10,748          2001
                               10.000000      8.720311                 -12.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.569097      7.038647                 -17.86%                11,190          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.535389      8.569097                 -10.13%                11,190          2001
                               10.040866      9.535389                  -5.03%                12,851          2000
                               10.000000      10.040866                  0.41%                 6,204          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.789444      7.206437                 -18.01%                21,477          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.797476      8.789444                 -10.29%                10,388          2001
                               10.000000      9.797476                  -2.03%                 2,589          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.813290      5.245486                 -23.01%                41,198          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.076838      6.813290                 -15.64%                41,198          2001
                                9.889792      8.076838                 -18.33%                40,600          2000
                               10.000000      9.889792                  -1.10%                19,140          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.138417      5.489392                 -23.10%                 2,754          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.482290      7.138417                 -15.84%                 3,026          2001
                               10.000000      8.482290                 -15.18%                   872          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.905393      15.019072                -11.16%                   740          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.743624      16.905393                 -4.72%                   705          2001
                               13.475098      17.743624                 31.68%                   885          2000
                               10.000000      13.475098                 34.75%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.601873      9.405412                 -11.29%                82,405          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.145061      10.601873                 -4.87%                33,025          2001
                               10.000000      11.145061                 11.45%                 2,241          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.914896                 -20.85%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.485974                  -25.14                14,282          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.914666                 -10.85%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.752900                 -22.47%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.287603                 -17.12%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.888920                 -21.11%                44,381          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.046807                 -19.53%                 4,148          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.831992                  8.32%                72,068          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.917021                  -0.83%                29,206          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.533471                  -4.67%               103,769          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.055169                  -9.45%               324,558          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.624287                 -13.76%               107,155          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.287858                 -17.12%                70,660          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.980284                  -0.20%                45,294          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.146069                 -28.54%                17,220          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.46%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.660769                 -23.39%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.111435                 -28.89%                 9,654          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.213145                 -17.87%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.416755                 -15.83%                13,549          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.479894                 -25.20%                 7,287          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.339279                 -36.61%                41,600          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.209713                 -27.90%                54,239          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.548149                 -14.52%                17,605          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.707421                 -22.93%                52,152          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.900988                 -20.99%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.875514                 -21.24%                44,951          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.611648                  -3.88%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.147660                 -18.52%                48,096          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.341730                 -16.58%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.482440                  4.82%                38,330          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.111590                 -18.88%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.741366                 -22.59%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.201371                 -17.99%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.034972                 -19.65%               121,172          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.977083                 -30.23%                80,665        2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.282115                 -17.18%                     0        2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.944101                 -20.56%                     0        2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.245099                  -7.55%                   999        2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital

Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.858660            -21.41%             2,203                   2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.638715            -23.61%             0                       2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.765532            -22.34%             0                       2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.498151            -15.02%             1,061                   2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.575093            -14.25%             0                       2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.184246            -18.16%             0                       2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.331880            -26.68%             1,749                   2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.027909            -19.72%             497                     2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.391130            -6.09%              1,773                   2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.408641            -25.91%             3,794                   2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.033823            -9.66%              1,034                   2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.186953            -18.13%             0                       2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.941454            -20.59%             0                       2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.454451            -15.46%             0                       2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.063141            -19.37%             0                       2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.138918                 -18.61%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.177427                 -18.83%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.917396                  -0.83%                 1,216          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.733713                 -22.66%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.575206                  5.75%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.677956                  6.78%                   878          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.310188      7.615491                 -18.20%                33,257          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.954571      9.310188                  -6.47%                33,970          2001
                                9.325673      9.954571                   6.74%                34,242          2000
                               10.000000      9.325673                  -6.74%                 3,470          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.212941      8.264101                 -18.35%                 4,487          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.838163      10.121941                 -6.61%                 2,294          2001
                               10.000000      10.838163                  8.38%                 1,293          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.770906      6.033255                 -31.21%                 7,912          2002
Portfolio: Service
Class - Q/NQ
                               10.818621      8.770906                 -18.93%                10,188          2001
                               12.343020      10.818621                -12.35%                11,079          2000
                               10.000000      12.343020                 23.43%                 2,607          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.839254      4.697996                 -31.31%                23,206          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.450368      6.839254                 -19.07%                27,699          2001
                               10.000000      8.450368                 -15.50%                17,263          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.415725      6.551463                   2.12%                23,215          2002
Income Portfolio:
Service Class - Q/NQ
                                7.389789      6.415725                 -13.18%                23,904          2001
                                9.688885      7.389789                 -23.73%                24,195          2000
                               10.000000      9.688885                  -3.11%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.959828      7.085183                   1.80%                 1,315          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.019694      6.959828                 -13.22%                 1,315          2001
                               10.000000      8.019694                 -19.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.663532      11.689079                  0.22%                   619          2002
Market Portfolio:
Initial Class* - Q/NQ
                               11.364567      11.663532                  2.63%                 7,693          2001
                               10.844055      11.364567                  4.80%                     0          2000
                               10.462911      10.844055                  3.64%                     0          1999
                               10.066783      10.462911                  3.94%                     0          1998
                               10.000000      10.066783                  0.67%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.086093      6.347608                 -21.50%                 3,589          2002
Portfolio: Service
Class - Q/NQ
                               10.423141      8.086093                 -22.42%                 5,950          2001
                               13.080864      10.423141                -20.32%                 6,910          2000
                               10.000000      13.080864                 30.81%                 1,262          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.504258      5.098626                 -21.61%                   976          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.372418      6.504258                 -22.31%                   976          2001
                               10.000000      8.372418                 -16.28%                   172          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.371044      7.778851                 -16.99%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.371056      7.769277                 -17.09%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.16%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.435174      8.475164                 -10.17%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.999235      9.435174                  -5.64%                     0          2001
                               10.574877      9.999235                  -5.44%                     0          2000
                               10.000000      10.574877                  5.75%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.905724      7.984117                 -10.35%                 6,368          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.451842      8.905724                  -5.78%                 6,368          2001
                               10.000000      9.451842                  -5.48%                 6,101          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.495649      7.071289                 -16.77%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.321262      8.495649                  -8.86%                     0          2001
                               10.821191      9.321262                 -13.86%                     0          2000
                               10.000000      10.821191                  8.21%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.910526      6.561950                 -17.05%                 1,008          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.687931      7.910526                  -8.95%                 4,458          2001
                               10.000000      8.687931                 -13.12%                   499          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.969970      8.006687                 -10.74%                 6,974          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.386727      8.969970                 -13.64%                 6,974          2001
                               11.297372      10.386727                 -8.06%                 6,974          2000
                               10.000000      11.297372                 12.97%                 2,852          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.953714      7.085491                 -10.92%                 8,820          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.221273      7.953714                 -13.75%                 9,320          2001
                               10.000000      9.221273                  -7.79%                 8,468          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          12.013694      9.205181                 -23.38%                11,379          2002
500 Portfolio: Initial
Class - Q/NQ
                               13.870024      12.013694                -13.38%                12,251          2001
                               15.516650      13.870024                -10.61%                10,311          2000
                               13.065126      15.516650                 18.76%                   190          1999
                               10.330898      13.065126                 26.47%                     0          1998
                               10.000000      10.330898                  3.31%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.434847      13.522075                  8.74%                   724          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               11.634088      12.434847                  6.88%                   820          2001
                               10.613518      11.634088                  9.62%                   826          2000
                               10.883913      10.613518                 -2.48%                   257          1999
                               10.146469      10.883913                  7.27%                     0          1998
                               10.000000      10.146469                  1.46%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.143625      6.637781                 -27.41%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.088147      6.572174                 -27.68%                    94          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.898573      8.001794                 -10.08%                   326          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.188680      8.898573                  -3.16%                   326          2001
                                9.750647      9.188680                  -5.76%                   326          2000
                               10.000000      9.750647                  -2.49%                   115          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.261102      8.311447                 -10.25%                 1,306          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.577347      9.261102                  -3.30%                 1,306          2001
                               10.000000      9.577347                  -4.23%                   759          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.134110      5.608333                  -8.57%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.719244      6.134110                 -29.65%                     0          2001
                               10.000000      8.719244                 -12.81%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.134116      5.588492                  -8.89%                 1,179          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.719240      6.134116                 -29.65%                 1,179          2001
                               10.000000      8.719240                 -12.81%                 1,179          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.557520      7.025556                 -17.90%                23,477          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.527370      8.557520                 -10.18%                24,151          2001
                               10.037482      9.527370                  -5.08%                25,912          2000
                               10.000000      10.037482                  0.37%                   284          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.782013      7.196679                 -18.05%                 4,053          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.794199      8.782013                 -10.33%                 5,662          2001
                               10.000000      9.794199                  -2.06%                 5,712          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.804087      5.235745                 -23.05%                30,993          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.070054      6.804087                 -15.69%                34,763          2001
                                9.886469      8.070054                 -18.37%                36,264          2000
                               10.000000      9.886469                  -1.14%                 3,120          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.132375      5.481959                 -23.14%                 6,438          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.479448      7.132375                 -15.89%                 6,438          2001
                               10.000000      8.479448                 -15.21%                 5,491          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.882585      14.991208                -11.20%                 2,716          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.728734      16.882585                 -4.77%                 4,372          2001
                               13.470580      17.728734                 31.61%                 5,061          2000
                               10.000000      13.470580                 34.71%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.592911      9.392702                 -11.33%                22,566          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.141333      10.592911                 -4.92%                26,805          2001
                               10.000000      11.141333                 11.41%                11,501          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.912571                 -20.87%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.483429                 -25.17%                    36          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.912053                 -10.88%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.750625                 -22.49%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.285172                 -17.15%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.886241                 -21.14%                 1,421          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.043226                 -19.57%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.827174                  8.27%                 2,297          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.912611                  -0.87%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.529226                  -4.71%                48,877          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.051151                  -9.49%                 7,129          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.620457                 -13.80%                15,017          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.284166                 -17.16%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.975654                  -0.24%                    27          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.142888                 -28.57%                    19          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.658517                 -23.41%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.109016                 -28.91%                    19          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.51%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.210735                 -17.89%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.413012                 -15.87%                   485          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.476564                 -25.23%                   579          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.336449                 -36.64%                 3,265          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.206504                 -27.93%                   268          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.544341                 -14.56%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.703983                 -22.96%                   546          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.898671                 -21.01%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.872001                 -21.28%                   376          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.608824                  -3.91%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.144037                 -18.56%                 2,490          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.339282                 -16.61%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.477782                  4.78%                   430          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.109199                 -18.91%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.739098                 -22.61%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.198964                 -18.01%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.031389                 -19.69%                 1,029          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.973978                 -30.26%                   654          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.279680                 -17.20%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.941760                 -20.58%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.242378                  -7.58%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)

   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.855159                 -21.45%                 2,060          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.635299                 -23.65%                     0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.763240                 -22.37%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.494385                 -15.06%                     0          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.572575                 -14.27%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.181842                 -18.18%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.328603                 -26.71%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.024334                 -19.76%                 1,522          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.386951                  -6.13%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.405338                 -25.95%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.029798                  -9.70%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.184538                 -18.15%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.939123                 -20.61%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.451966                 -15.48%                   293          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.060404                 -19.40%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.136153                 -18.64%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.115039                 -18.85%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.912971                  -0.87%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.731440                 -22.69%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.572101                  5.72%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.674330                  6.74%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.297598      7.601325                 -18.24%                   855          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.946193      9.297598                  -6.52%                   528          2001
                                9.322535      9.946193                   6.69%                   528          2000
                               10.000000      9.322535                  -6.77%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.113386      8.252924                 -18.40%                25,886          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.834533      10.113386                 -6.66%                29,768          2001
                               10.000000      10.834533                  8.35%                 1,495          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.759055      6.022037                 -31.25%                 6,484          2002
Portfolio: Service
Class - Q/NQ
                               10.809532      8.759055                 -18.97%                 6,484          2001
                               12.338879      10.809532                -12.39%                 5,842          2000
                               10.000000      12.338879                 23.39%                 1,137          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.833466      4.691634                 -31.34%                25,582          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.447531      6.833466                 -19.11%                34,616          2001
                               10.000000      8.447531                 -15.52%                   868          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.407058      6.539302                   2.06%                 3,398          2002
Income Portfolio:
Service Class - Q/NQ
                                7.383568      6.407058                 -13.23%                 3,398          2001
                                9.685624      7.383568                 -23.77%                 2,405          2000
                               10.000000      9.685624                  -3.14%                   267          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.953925      7.075580                   1.75%                 8,777          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.016993      6.953925                 -13.26%                 8,777          2001
                               10.000000      8.016993                 -19.83%                 1,113          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             11.638891      11.658464                  0.17%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               11.346346      11.638891                  2.58%                     0          2001
                               10.832134      11.346346                  4.75%                     0          2000
                               10.456715      10.832134                  3.59%                49,021          1999
                               10.065929      10.456715                  3.88%                71,766          1998
                               10.000000      10.065929                  0.66%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.075156      6.335800                 -21.54%                   387          2002
Portfolio: Service
Class - Q/NQ
                               10.414372      8.075156                 -22.46%                   387          2001
                               13.076471      10.414372                -20.36%                   471          2000
                               10.000000      13.076471                 30.76%                   255          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.498755      5.091720                 -21.65%                 6,992          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.369613      6.498755                 -22.35%                 6,992          2001
                               10.000000      8.369613                 -16.30%                   962          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.368260      7.772584                 -17.03%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.368275      7.763028                 -17.13%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.21%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.422426      8.459417                 -10.22%                   468          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.990829      9.422426                  -5.69%                   468          2001
                               10.571321      9.990829                  -5.49%                   468          2000
                               10.000000      10.571321                  5.71%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.898196      7.973317                 -10.39%                 5,856          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.448675      8.898196                  -5.83%                 5,856          2001
                               10.000000      9.448675                  -5.51%                   514          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.484162      7.058144                 -16.81%                   457          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.313417      8.484162                  -8.90%                   457          2001
                               10.817549      9.313417                 -13.90%                   457          2000
                               10.000000      10.817549                  8.18%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.903822      6.553060                 -17.09%                 5,772          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.685016      7.903822                  -8.99%                 5,772          2001
                               10.000000      8.685016                 -13.15%                   890          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.957861      7.991814                 -10.78%                 4,818          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.378005      8.957861                 -13.68%                 4,504          2001
                               11.293580      10.378005                 -8.11%                 4,504          2000
                               10.000000      11.293580                 12.94%                   565          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.947001      7.075909                 -10.96%                20,353          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.218183      7.947001                 -13.79%                17,070          2001
                               10.000000      9.218183                  -7.82%                   729          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index          11.988361      9.181101                 -23.42%                 8,387          2002
500 Portfolio: Initial
Class - Q/NQ
                               13.847864      11.988361                -13.43%                 8,614          2001
                               15.499687      13.847864                -10.66%                 6,351          2000
                               13.057468      15.499687                 18.70%                   399          1999
                               10.330070      13.057468                 26.40%                     0          1998
                               10.000000      10.330070                  3.30%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                12.408647      13.486744                  8.69%                17,858          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               11.615489      12.408647                  6.83%                13,309          2001
                               10.601902      11.615489                  9.56%                    81          2000
                               10.877515      10.601902                 -2.53%                   244          1999
                               10.145651      10.877515                  7.21%                     0          1998
                               10.000000      10.145651                  1.64%                     0          1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.139003      6.631056                 -27.44%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.083545      6.565506                 -27.72%                   372          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.886561      7.986931                 -10.12%                 2,529          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.180959      8.886561                  -3.21%                 2,529          2001
                                9.747370      9.180959                  -5.81%                 2,529          2000
                               10.000000      9.747370                  -2.53%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.253257      8.300199                 -10.30%                 8,959          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.574134      9.253257                  -3.35%                 9,570          2001
                               10.000000      9.574134                  -4.26%                 1,175          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.130220      5.601932                  -8.62%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.718173      6.130220                 -29.68%                     0          2001
                               10.000000      8.718173                 -12.82%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.130220      5.582110                  -8.94%                 6,152          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.718171      6.130220                 -29.68%                 6,548          2001
                               10.000000      8.718171                 -12.82%                   381          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.545956      7.012508                 -17.94%                   799          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.519356      8.545956                 -10.23%                   799          2001
                               10.034112      9.519356                  -5.13%                   974          2000
                               10.000000      10.034112                  0.34%                   530          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.774593      7.186938                 -18.09%                 4,270          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.790913      8.774593                 -10.38%                 4,057          2001
                               10.000000      9.790913                  -2.09%                   363          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.794882      5.226000                 -23.09%                 3,814          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.063257      6.794882                 -15.73%                 3,814          2001
                                9.883134      8.063257                 -18.41%                 2,900          2000
                               10.000000      9.883134                  -1.17%                   648          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.126334      5.474523                 -23.18%                 5,760          2002
Opportunities
Portfolio: Service
Class 2 -Q/NQ
                                8.476597      7.126334                 -15.93%                 5,760          2001
                               10.000000      8.476597                 -15.23%                   575          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.859788      14.963357                -11.25%                 1,228          2002
Cap Portfolio: Service
Class-Q/NQ
                               17.713831      16.859788                 -4.82%                 1,228          2001
                               13.466052      17.713831                 31.54%                 1,228          2000
                               10.000000      13.466052                 34.66%                    85         19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.583952      9.379988                 -11.38%                14,140          2002
Cap Portfolio: Service
Class 2-Q/NQ
                               11.137589      10.583952                 -4.97%                13,175          2001
                               10.000000      11.137589                 11.38%                   796          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.910246                 -20.90%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.480890                 -25.19%                 9,183          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.909432                 -10.91%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.748336                 -22.52%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.282736                 -17.17%                   302          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.883563                 -21.16%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.039642                 -19.60%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.822371                  8.22%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.908200                  -0.92%                11,564          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.524994                  -4.75%                19,298          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.047112                  -9.53%                     0          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.616611                 -13.83%                 1,228          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.280478                 -17.20%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.971023                  -0.29%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.139704                 -28.60%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.656265                 -23.44%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.56%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.106598                 -28.93%                 2,507          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.208330                 -17.92%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.409260                 -15.91%                     0          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.473222                 -25.27%                   157          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.333632                 -36.66%                     0          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.203289                 -27.97%                   240          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.540533                 -14.59%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.700557                 -22.99%                 2,157          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.896341                 -21.04%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.868489                 -21.32%                 5,007          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.606012                  -3.94%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.140404                 -18.60%                 4,797          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.336830                 -16.63%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.473114                  4.73%                 1,599          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.106818                 -18.93%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.736818                 -22.63%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.196560                 -18.03%                   301          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.027815                 -19.72%                   293          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.970863                 -30.29%                   476          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.277249                 -17.23%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.939422                 -20.61%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.239666                  -7.60%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)

   (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance    10.000000           7.851654                 -21.48%                33,463
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance    10.000000           7.631902                 -23.68%                 6,624          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance    10.000000           7.760964                 -22.39%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance    10.000000           8.490585                 -15.09%                 2,315          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance    10.000000           8.570057                 -14.30%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance    10.000000           8.179432                 -18.21%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance    10.000000           7.325334                 -26.75%                 7,997          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein         10.000000           8.020758                 -19.79%                 8,333          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein         10.000000           9.382765                  -6.17%                 5,851          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein         10.000000           7.402035                 -25.98%                 1,024          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein         10.000000           9.025781                  -9.74%                14,499          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment        10.000000           8.182141                 -18.18%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially      10.000000           7.936792                 -20.63%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index       10.000000           8.449481                 -15.51%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance       10.000000           8.057662                 -19.42%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance       10.000000           8.133388                 -18.67%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance       10.000000           8.112647                 -18.87%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance       10.000000           9.908567                  -0.91%                 9,417          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance       10.000000           7.729166                 -22.71%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance       10.000000           10.569005                  5.69%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance       10.000000           10.670712                  6.71%                14,850          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP              9.285029            7.587192                 -18.29%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                          9.937826            9.285029                  -6.57%                     0          2001
                          9.319394            9.937826                   6.64%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP              10.104825           8.241747                 -18.44%                27,011          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                          10.830898           10.104825                 -6.70%                10,755          2001
                          10.000000           10.830898                  8.31%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth       8.747205            6.010830                 -31.28%                     0          2002
Portfolio: Service
Class - Q/NQ
                          10.800438           8.747205                 -19.01%                     0          2001
                          12.334723           10.800438                -12.44%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth       6.827677            4.685275                 -31.38%                34,395          2002
Portfolio: Service
Class 2 - Q/NQ
                          8.444694            6.827677                 -19.15%                24,184          2001
                          10.000000           8.444694                 -15.55%                 2,198          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High         6.398390            6.527139                   2.01%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                          7.377354            6.398390                 -13.27%                     0          2001
                          9.682359            7.377354                 -23.81%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High         6.948050            7.066016                   1.70%                13,143          2002
Income Portfolio:
Service Class 2 - Q/NQ
                          8.014309            6.948050                 -13.30%                 2,949          2001
                          10.000000           8.014309                 -19.86%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money        10.993508           11.006409                  0.12%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                          10.722656           10.993508                  2.53%                     0          2001
                          10.241878           10.722656                  4.69%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas     8.064235            6.324013                 -21.58%                     0          2002
Portfolio: Service
Class - Q/NQ
                          10.405612           8.064235                 -22.50%                     0          2001
                          13.072073           10.405612                -20.40%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas     6.493251            5.084823                 -21.69%                14,718          2002
Portfolio: Service
Class 2 - Q/NQ
                          8.366798            6.493251                 -22.39%                 7,131          2001
                          10.000000           8.366798                 -16.33%                   280          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value        9.365479            7.766331                 -17.07%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value        9.365487            7.756777                 -17.18%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset     9.409698            8.443697                 -10.27%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                          9.982426            9.409698                  -5.74%                     0          2001
                          10.567758           8.366798                  -5.54%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.26%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset     8.890667            7.962526                 -10.44%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                          9.445503            8.890667                  -5.87%                 4,458          2001
                          10.000000           9.445503                  -5.54%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset     8.472691            7.045009                 -16.85%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                          9.305583            8.472691                  -8.95%                     0          2001
                          10.813907           9.305583                 -13.95%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset     7.897131            6.544192                 -17.13%                   142          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                          8.682095            7.897131                  -9.04%                   142          2001
                          10.000000           8.682095                 -13.18%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II           8.945742            7.976941                 -10.83%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                          10.369266           8.945742                 -13.73%                     0          2001
                          11.289773           10.369266                 -8.15%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II           7.940263            7.066320                 -11.01%                30,082          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                          9.215087            7.940263                 -13.83%                12,293          2001
                          10.000000           9.215087                  -7.85%                 2,192          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index     8.349328            6.390951                 -23.46%                54,786          2002
500 Portfolio: Initial
Class - Q/NQ
                          9.649314            8.349328                 -13.47%                48,018          2001
                          10.805770           9.649314                 -10.70%                 2,613          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II           11.440067           12.427692                  8.63%                 5,124          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                          10.714289           11.440067                  6.77%                 5,375          2001
                          9.784289            10.714289                  9.51%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          9.134381            6.624330                 -27.48%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          9.078951            6.558843                 -27.76%                 1,167          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          8.874549            7.972086                 -10.17%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                          9.173236            8.874549                  -3.26%                     0          2001
                          9.744082            9.173236                  -5.86%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          9.245426            8.288961                 -10.35%                 5,918          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                          9.570917            9.245426                  -3.40%                 4,100          2001
                          10.000000           9.570917                  -4.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          6.126332            5.595540                  -8.66%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                          8.717108            6.126332                 -29.72%                     0          2001
                          10.000000           8.717108                 -12.83%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III          6.126326            5.575724                  -8.99%                 3,033          200
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                          8.717102            6.126326                 -29.72%                 1,109          2001
                          10.000000           8.717102                 -12.83%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   8.534412            6.999462                 -17.99%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                          9.511361            8.534412                 -10.27%                     0          2001
                          10.030731           9.511361                  -5.18%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   8.767150            7.177193                 -18.14%                 7,874          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                          9.787626            8.767150                 -10.43%                 1,408          2001
                          10.000000           9.787626                  -2.12%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   6.785706            5.216285                 -23.13%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                          8.056480            6.785706                 -15.77%                     0          2001
                          9.879817            8.056480                 -18.46%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth   7.120299            5.467110                 -23.22%                 2,087          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                          8.473753            7.120299                 -15.97%                   336          2001
                          10.000000           8.473753                 -15.26%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid      16.837022           14.935559                -11.29%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                          17.698948           16.837022                 -4.87%                     0          2001
                          13.461529           17.698948                 31.48%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid      10.575013           9.367309                 -11.42%                22,846          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                          11.133863           10.575013                 -5.02%                12,541          2001
                          10.000000           11.133863                 11.34%                 1,897          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value    10.000000           7.907921                 -20.92%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value    10.000000           7.478338                 -25.22%                 2,374          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton        10.000000           8.906815                 -10.93%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton        10.000000           7.746064                 -22.54%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid     10.000000           8.280298                 -17.20%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid     10.000000           7.880875                 -21.19%                11,135          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.036053                 -19.64%                   816          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.817550                  8.18%                16,850          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.903786                  -0.96%                37,637          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.520757                  -4.79%                21,078          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.043080                  -9.57%                89,434          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.612781                 -13.87%               112,609          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.276782                 -17.23%                 8,147          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.966390                  -0.34%                11,334          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.136522                 -28.63%                   676          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.654018                 -23.46%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.61%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.104185                 -28.96%                   731          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.205908                 -17.94%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.405511                 -15.94%                 1,202          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.469892                 -25.30%                 4,901          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.330796                 -36.69%                 9,422          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.200074                 -28.00%                 8,651          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.536736                 -14.63%                   995          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.697119                 -23.03%                 8,838          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.894020                 -21.06%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.864982                 -21.35%                 7,504          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.603193                  -3.97%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.136771                 -18.63%                 9,570          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.334376                 -16.66%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.468453                  4.68%                 5,181          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.104436                 -18.96%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.734536                 -22.65%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.194146                 -18.06%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           8.024234                 -19.76%                22,730          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.967759                 -30.32%                11,069          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.274817                 -17.25%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.937093                 -20.63%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.236951                  -7.63%                13,797          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                    OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)
   (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.848145                 -21.52%                35,660          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.628504                 -23.71%                 1,006          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.758677                 -22.41%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.486795                 -15.13%                 3,607          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.567534                 -14.32%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.177033                 -18.23%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.322068                 -26.78%                 5,247          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.017175                 -19.83%                 2,094          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.378586                  -6.21%                14,345          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.398726                 -26.01%                 6,981          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.021757                  -9.78%                 7,927          2002
Variable Products
Series Fund, Inc. -
AllianceBernsetin Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.179731                 -18.20%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.934461                 -20.66%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.446991                 -15.53%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.054925                 -19.45%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.130621                 -18.69%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.110264                 -18.90%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.904156                  -0.96%                10,575          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.726886                 -22.73%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.565900                  5.66%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.667089                  6.67%                16,815          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.272487      7.573088                 -18.33%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.929472      9.272487                  -6.62%                     0          2001
                                9.316254      9.929472                   6.58%                     0          2000
                               10.000000      9.316254                  -6.84%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.096273      8.230585                 -18.48%                14,826          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.827267      10.096273                 -6.75%                 3,103          2001
                               10.000000      10.827267                  8.27%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.735373      5.999654                 -31.32%                   539          2002
Portfolio: Service
Class - Q/NQ
                               10.791343      8.735373                 -19.05%                 8,906          2001
                               12.330569      10.791343                -12.48%                10,916          2000
                               10.000000      12.330569                 23.31%                   539          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.821878      4.678914                 -31.41%                28,553          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.441852      6.821878                 -19.19%                 3,451          2001
                               10.000000      8.441852                 -15.58%                   864          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.389730      6.514991                   1.96%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.371133      6.389730                 -13.31%                     0          2001
                                9.679099      7.371133                 -23.84%                     0          2000
                               10.000000      9.679099                  -3.21%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.942163      7.056444                   1.65%                 3,359          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.011610      6.942163                 -13.35%                 1,133          2001
                               10.000000      8.011610                 -19.88%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.978600      10.985900                  0.07%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.713587      10.978600                  2.47%                 2,045          2001
                               10.238387      10.713587                  4.64%                     0          2000
                               10.000000      10.238387                  2.38%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.053339      6.312260                 -21.62%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.396864      8.053339                 -22.54%                 7,861          2001
                               13.067686      10.396864                -20.44%                 9,748          2000
                               10.000000      13.067686                 30.68%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.487750      5.077927                 -21.73%                 1,330          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.363990      6.487750                 -22.43%                   161          2001
                               10.000000      8.363990                 -16.36%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.362696      7.760077                 -17.12%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.362709      7.750531                 -17.22%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.31%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.396957      8.427977                 -10.31%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.974006      9.396957                  -5.79%                     0          2001
                               10.564193      9.974006                  -5.59%                     0          2000
                               10.000000      10.564193                  5.64%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.883133      7.951733                 -10.49%                 1,518          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.442327      8.883133                  -5.92%                   393          2001
                               10.000000      9.442327                  -5.58%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.461230      7.031903                 -16.89%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.297750      8.461230                  -9.00%                     0          2001
                               10.810265      9.297750                 -13.99%                     0          2000
                               10.000000      10.810265                  8.10%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.890448      6.535322                 -17.17%                 1,806          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.679190      7.890448                  -9.09%                   354          2001
                               10.000000      8.679190                 -13.21%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.933644      7.962109                 -10.88%                   572          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.360545      8.933644                 -13.77%                 9,702          2001
                               11.285979      10.360545                 -8.20%                11,897          2000
                               10.000000      11.285979                 12.86%                   572          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.933544      7.056755                 -11.05%                18,060          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.211994      7.933544                 -13.88%                   556          2001
                               10.000000      9.211994                  -7.88%                   556          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.338036      6.379069                 -23.49%                 1,475          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.641192      8.338036                 -13.52%                 1,475          2001
                               10.802136      9.641192                 -10.75%                 1,475          2000
                               10.000000      10.802136                  8.02%                   765          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.424622      12.404623                  8.58%                   443          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.705289      11.424622                  6.72%                   541          2001
                                9.780998      10.705289                  9.45%                     0          2000
                               10.000000      9.780998                  -2.19%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.129753      6.617605                 -27.52%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.074349      6.552177                 -27.79%                   110          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.862535      7.957246                 -10.21%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.165506      8.862535                  -3.31%                     0          2001
                                9.740797      9.165506                  -5.91%                     0          2000
                               10.000000      9.740797                  -2.59%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.237597      8.277726                 -10.39%                13,412          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.567701      9.237597                  -3.45%                 2,815          2001
                               10.000000      9.567701                  -4.32%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.122434      5.589135                  -8.71%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.716039      6.122434                 -29.76%                     0          2001
                               10.000000      8.716039                 -12.84%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.122437      5.569356                  -9.03%                   228          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.716033      6.122437                 -29.76%                   743          2001
                               10.000000      8.716033                 -12.84%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.522859      6.986435                 -18.03%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.503349      8.522859                 -10.32%                     0          2001
                               10.027355      9.503349                  -5.23%                     0          2000
                               10.000000      10.027355                  0.27%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.759735      7.167473                 -18.18%                19,620          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.784346      8.759735                 -10.47%                   945          2001
                               10.000000      9.784346                  -2.16%                                2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.776524      5.206579                 -23.17%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.049698      6.776524                 -15.82%                     0          2001
                                9.876485      8.049698                 -18.50%                     0          2000
                               10.000000      9.876485                  -1.24%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.114268      5.459709                 -23.26%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.470902      7.114268                 -16.02%                   662          2001
                               10.000000      8.470902                 -15.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.814244      14.907770                -11.34%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.684052      16.814244                 -4.92%                     0          2001
                               13.456992      17.684052                 31.41%                     0          2000
                               10.000000      13.456992                 34.57%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.566070      9.354629                 -11.47%                 5,986          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.130134      10.566070                 -5.07%                   687          2001
                               10.000000      11.130134                 11.30%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.905586                 -20.94%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.475794                 -25.24%                 3,345          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.904196                 -10.96%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.743777                 -22.56%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.277870                 -17.22%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.878199                 -21.22%                10,942          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.032466                 -19.68%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.812736                  8.13%                12,788          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.899381                  -1.01%                18,394          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.516511                  -4.83%                38,044          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.039050                  -9.61%               203,720          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.608934                 -13.91%               105,295          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.273086                 -17.27%                12,305          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.961759                  -0.38%                 2,992          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.133330                 -28.67%                 2,229          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.651755                 -23.48%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.66%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.101763                 -28.98%                 2,592          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.203502                 -17.96%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.401765                 -15.98%                   573          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.466562                 -25.33%                 2,208          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.327967                 -36.72%                16,370          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.196858                 -28.03%                   474          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.532925                 -14.67%                13,596          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.693679                 -23.06%                 5,545          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.891700                 -21.08%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.861475                 -21.39%                 5,798          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.600368                  -4.00%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.133139                 -18.67%                13,867          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.331924                 -16.68%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.463799                  4.64%                15,995          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.102045                 -18.98%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.732257                 -22.68%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.191740                 -18.08%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           8.020657                 -19.79%                 6,483          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.964652                 -30.35%                 7,872          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.272381                 -17.28%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.934756                 -20.65%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.234238                  -7.66%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance FUNDS - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)

   (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.844654                 -21.55%                256             2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.625082                 -23.75%                448             2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.756394                 -22.44%                 0              2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.483013                 -15.17%                88              2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.565014                 -14.35%                 0              2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.174618                 -18.25%                 0              2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.318801                 -26.81%                 0              2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.013599                 -19.86%                847             2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.374408                  -6.26%                131             2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.395417                 -26.05%                 0              2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.017733                  -9.82%                268             2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.177318                 -18.23%                 0              2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.932118                 -20.68%                 0              2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.444506                 -15.55%                 0              2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.052177                 -19.48%                 0              2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.127854                 -18.72%                 0              2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.107876                 -18.92%                 0              2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.899745                  -1.00%                194             2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.724613                 -22.75%                 0              2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.562794                  5.63%                 0              2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.663471                  6.63%                255             2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.259938      7.558984                 -18.37%                 0              2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.921112      9.259938                  -6.66%                 0              2001
                                9.313103      9.921112                   6.53%                 0              2000
                               10.000000      9.313103                   -6.87                 0              1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.087731      8.219435                 -18.52%              10,568            2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.823636      10.087731                 -6.80%              10,445            2001
                               10.000000      10.823636                  8.24%                903             2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.723545      5.988475                 -31.35%               1,183            2002
Portfolio: Service
Class - Q/NQ
                               10.782261      8.723545                 -19.09%               1,183            2001
                               12.326422      10.782261                -12.53%               1,183            2000
                               10.000000      12.326422                 23.26%                 0              1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.816105      4.672569                 -31.45%              17,764            2002
Portfolio: Service
Class 2 - Q/NQ
                                8.439022      6.816105                 -19.23%              17,235            2001
                               10.000000      8.439022                 -15.61%               2,693            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.381075      6.502866                   1.91%                 0              2002
Income Portfolio:
Service Class - Q/NQ
                                7.364926      6.381075                 -13.36%                 0              2001
                                9.675845      7.364926                 -23.88%                 0              2000
                               10.000000      9.675845                  -3.24%                 0              1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.936271      7.046881                   1.59%               8,879            2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.008912      6.936271                 -13.39%               5,106            2001
                               10.000000      8.008912                 -19.91%               1,173            2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.963705      10.965421                  0.02%                220             2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.704521      10.963705                  2.42%                220             2001
                               10.234896      10.704521                  4.59%                19              2000
                               10.000000      10.234896                  2.35%                 0              1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.042427      6.300495                 -21.66%                 0              2002
Portfolio: Service
Class - Q/NQ
                               10.388105      8.042427                 -22.58%                 0              2001
                               13.063292      10.388105                -20.48%                 0              2000
                               10.000000      13.063292                 30.63%                 0              1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.482249      5.071035                 -21.77%               4,308            2002
Portfolio: Service
Class 2 - Q/NQ
                                8.361180      6.482249                 -22.47%               3,671            2001
                               10.000000      8.361180                 -16.39%                651             2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.359916      7.753824                 -17.16%                 0              2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.359921      7.744281                 -17.26%                 0              2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.36%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.384260      8.412307                 -10.36%                 0              2002
Manager Portfolio:
Service Class - Q/NQ
                                9.965624      9.384260                  -5.83%                 0              2001
                               10.560644      9.965624                  -5.63%                 0              2000
                               10.000000      10.560644                  5.61%                 0              1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.875610      7.940957                 -10.53%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.439153      8.875610                  -5.97%                   538          2001
                               10.000000      9.439153                  -5.61%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.449786      7.018820                 -16.93%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.289927      8.449786                  -9.04%                     0          2001
                               10.806627      9.289927                 -14.03%                     0          2000
                               10.000000      10.806627                  8.07%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.883758      6.526461                 -17.22%                 2,063          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.676267      7.883758                  -9.13%                 3,233          2001
                               10.000000      8.676267                 -13.24%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.921562      7.947299                 -10.92%                 1,283          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.351820      8.921562                 -13.82%                 1,283          2001
                               11.282174      10.351820                 -8.25%                 1,680          2000
                               10.000000      11.282174                 12.82%                   397          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.926820      7.047191                 -11.10%                 5,439          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.208896      7.926820                 -13.92%                 3,952          2001
                               10.000000      9.208896                  -7.91%                 1,440          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.326755      6.367186                 -23.53%                 8,332          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.633081      8.326755                 -13.56%                 8,728          2001
                               10.798506      9.633081                 -10.79%                 3,975          2000
                               10.000000      10.798506                  7.99%                   271          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.409163      12.381549                  8.52%                 2,464          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.696269      11.409163                  6.66%                     0          2001
                                9.777709      10.696269                  9.39%                     0          2000
                               10.000000      9.777709                  -2.22%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.125124      6.610881                 -27.55%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.069748      6.545526                 -27.83%                   101          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.850550      7.942441                 -10.26%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.157788      8.850550                  -3.35%                     0          2001
                                9.737517      9.157788                  -5.95%                     0          2000
                               10.000000      9.737517                  -2.62%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.229781      8.266526                 -10.44%                 2,527          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.564490      9.229781                  -3.50%                 2,761          2001
                               10.000000      9.564490                  -4.36%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.118547      5.582744                  -8.76%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.714972      6.118547                 -29.79%                     0          2001
                               10.000000      8.714972                 -12.85%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.118558      5.562994                  -9.08%                 1,316          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.714972      6.118558                 -29.79%                 1,466          2001
                               10.000000      8.714972                 -12.85%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.511339      6.973440                 -18.07%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.495348      8.511339                 -10.36%                     0          2001
                               10.023974      9.495348                  -5.27%                     0          2000
                               10.000000      10.023974                  0.24%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.752315      7.157764                 -18.22%                   280          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.781054      8.752315                 -10.52%                     0          2001
                               10.000000      9.781054                  -2.19%                                2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.767329      5.196863                 -23.21%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.042899      6.767329                 -15.86%                     0          2001
                                9.873148      8.042899                 -18.54%                     0          2000
                               10.000000      9.873148                  -1.27%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.108237      5.452301                 -23.30%                 2,012          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.468056      7.108237                 -16.06%                 2,105          2001
                               10.000000      8.468056                 -15.32%                    24          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.791512      14.880053                -11.38%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.669167      16.791512                 -4.97%                     0          2001
                               13.452461      17.669167                 31.35%                     0          2000
                               10.000000      13.452461                 34.52%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.557109      9.341936                 -11.51%                 5,388          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.126391      10.557109                 -5.12%                 5,450          2001
                               10.000000      11.126391                 11.26%                   752          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.903268                 -20.97%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.473249                 -25.27%                    99          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.901580                 -10.98%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.741504                 -22.58%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.275425                 -17.25%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.875509                 -21.24%                    82          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.028879                 -19.71%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.807921                  8.08%                    60          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.894966                  -1.05%                    42          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.512275                  -4.88%                 4,998          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.035026                  -9.65%                41,432          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.605087                 -13.95%                     4          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.269399                 -17.31%                    71          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.957125                  -0.43%                 1,348          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.130149                 -28.70%                   274          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.71%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap Value      10.000000      7.649510                 -23.50%                     0          2002
Fund: Class I - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap Value   10.000000         7.099346                 -29.01%                   559          2002
Fund: Class II - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company     10.000000         8.201086                 -17.99%                     0          2002
Fund: Class I - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company     10.000000         8.398016                 -16.02%                     0          2002
Fund: Class II - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance      10.000000         7.463225                 -25.37%                    95          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance      10.000000         6.325148                 -36.75%                   277          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance      10.000000         7.193649                 -28.06%                    34          2002
Trust - MFS New Discovery
Series: Service Class -
Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance      10.000000         8.529120                 -14.71%                   547          2002
Trust - MFS Value Series:
Service Class - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable        10.000000         7.690247                 -23.10%                 1,130          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable        10.000000         7.889378                 -21.11%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable        10.000000         7.857962                 -21.42%                   898          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable        10.000000         9.597547                  -4.02%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class -
Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable        10.000000         8.129514                 -18.70%                 2,704         20021
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class -
Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable        10.000000         8.329479                 -16.71%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable        10.000000         10.459140                  4.59%                   112          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -     10.000000         8.099663                 -19.00%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -     10.000000         7.729985                 -22.70%                     0          2002
Putnam VT Small Cap Value
Fund: Class IB Shares -
Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -     10.000000         8.189325                 -18.11%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life             10.000000         8.017082                 -19.83%                 6,062          2002
Investment Trust -
Comstock Portfolio: Class
II - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life             10.000000         6.961535                 -30.38%                 3,021          2002
Investment Trust -
Emerging Growth
Portfolio: Class II - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -     10.000000         8.269946                 -17.30%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -     10.000000         7.932422                 -20.68%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -     10.000000         9.231517                  -7.68%                     0          2002
VISION Managed Allocation
Fund - Moderate Growth II
- Q/NQ
--------------------------- ----------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital

Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)

   (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.841146                 -21.59%                 2,416          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.621680                 -23.78%                   499          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.754111                 -22.46%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.479227                 -15.21%                   239          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.562488                 -14.38%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.172209                 -18.28%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.315526                 -26.84%                   526          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.010029                 -19.90%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.370222                  -6.30%                 3,702          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.392116                 -26.08%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.013710                  -9.86%                 4,029          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.174916                 -18.25%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.929788                 -20.70%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.442019                 -15.58%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.049443                 -19.51%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.125085                 -18.75%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.105489                 -18.95%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.895326                  -1.05%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.722339                 -22.78%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.559695                  5.60%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.659835                  6.60%                 3,680          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.247408      7.544918                 -18.41%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.912757      9.247408                  -6.71%                     0          2001
                                9.309967      9.912757                   6.47%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.079193      8.208296                 -18.56%                 1,553          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.820011      10.079193                 -6.85%                    43          2001
                               10.000000      10.820011                  8.20%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.711728      5.977313                 -31.39%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.773174      8.711728                 -19.13%                     0          2001
                               12.322268      10.773174                -12.57%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.810319      4.666221                 -31.48%                 6,268          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.436186      6.810319                 -19.27%                 6,268          2001
                               10.000000      8.436186                 -15.64%                 3,639          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.372448      6.490761                   1.86%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.358723      6.372448                 -13.40%                     0          2001
                                9.672582      7.358723                 -23.92%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.930397      7.037332                   1.54%                    77          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.006220      6.930397                 -13.44%                    24          2001
                               10.000000      8.006220                 -19.94%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.948819      10.944964                 -0.04%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.695455      10.948819                  2.37%                     0          2001
                               10.231401      10.695455                  4.54%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.031546      6.288770                 -21.70%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.379362      8.031546                 -22.62%                     0          2001
                               13.058898      10.379362                -20.52%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.476740      5.064145                 -21.81%                 1,407          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.358362      6.476740                 -22.51%                 1,265          2001
                               10.000000      8.358362                 -16.42%                   608          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.357136      7.747568                 -17.20%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.357144      7.738047                 -17.30%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.41%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.371547      8.396638                 -10.40%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.957220      9.371547                  -5.88%                     0          2001
                               10.557084      9.957220                  -5.68%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.868090      7.930194                 -10.58%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.435985      8.868090                  -6.02%                     0          2001
                               10.000000      9.435985                  -5.64%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.438337      7.005744                 -16.98%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.282090      8.438337                  -9.09%                     0          2001
                               10.802974      9.282090                 -14.08%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.877067      6.517601                 -17.26%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.673347      7.877067                  -9.18%                     0          2001
                               10.000000      8.673347                 -13.27%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.909469      7.932488                 -10.97%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.343090      8.909469                 -13.86%                     0          2001
                               11.278366      10.343090                 -8.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.920110      7.037634                 -11.14%                11,032          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.205805      7.920110                 -13.97%                 2,902          2001
                               10.000000      9.205805                  -7.94%                 1,750          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.315471      6.355320                 -23.57%                      4,912     2002
500 Portfolio: Initial
Class - Q/NQ
                                9.624951      8.315471                 -13.61%                 4,764          2001
                               10.794851      9.624951                 -10.84%                 2,702          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.393734      12.358517                  8.47%                   128          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.687263      11.393734                  6.61%                    43          2001
                                9.774410      10.687263                  9.34%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.120496      6.604150                 -27.59%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.065148      6.538869                 -27.87%                     0          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.838563      7.927650                 -10.31%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.150065      8.838563                  -3.40%                     0          2001
                                9.734233      9.150065                  -6.00%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.221950      8.255306                 -10.48%                 1,964          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.561266      9.221950                  -3.55%                 1,964          2001
                               10.000000      9.561266                  -4.39%                 1,152          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.114660      5.576369                  -8.80%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.713906      6.114660                 -29.83%                     0          2001
                               10.000000      8.713906                 -12.86%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.114650      5.556618                  -9.13%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.713899      6.114650                 -29.83%                     0          2001
                               10.000000      8.713899                 -12.86%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.499804      6.960439                 -18.11%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.487345      8.499804                 -10.41%                     0          2001
                               10.020589      9.487345                  -5.32%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.744908      7.148066                 -18.26%                 2,015          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.777778      8.744908                 -10.56%                     0          2001
                               10.000000      9.777778                  -2.22%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.758171      5.187189                 -23.25%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.036133      6.758171                 -15.90%                     0          2001
                                9.869824      8.036133                 -18.58%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.102214      5.444901                 -23.34%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.465213      7.102214                 -16.10%                     0          2001
                               10.000000      8.465213                 -15.35%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.768811      14.852369                -11.43%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.654305      16.768811                 -5.02%                     0          2001
                               13.447936      17.654305                 31.28%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.548182      9.329285                 -11.56%                 9,425          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.122665      10.548182                 -5.16%                 4,253          2001
                               10.000000      11.122665                 11.23%                 2,540          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.900936                 -20.99%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.470696                 -25.29%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.898962                 -11.01%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.739221                 -22.61%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.272984                 -17.27%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.872833                 -21.27%                 1,041          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.025296                 -19.75%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.803103                  8.03%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.890561                  -1.09%                 2,156          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.508030                  -4.92%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.601254                 -13.99%                 5,055          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.030991                   9.69%                 2,287          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.265709                 -17.34%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.952495                  -0.48%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.126957                 -28.73%                   517          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.647260                 -23.53%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.76%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.096924                 -29.03%                   543          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.198662                 -18.01%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.394271                 -16.06%                    41          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.459892                 -25.40%                 1,669          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.322320                 -36.78%                   893          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.190438                 -28.10%                 2,409          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.525313                 -14.75%                 4,988          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.686814                 -23.13%                   194          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.887047                 -21.13%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.854463                 -21.46%                 3,737          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.594723                  -4.05%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.125889                 -18.74%                 2,092          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.327018                 -16.73%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.454481                  4.54%                    34          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.097278                 -19.03%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.727707                 -22.72%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.186913                 -18.13%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.013499                 -19.87%                 7,533          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.958432                 -30.42%                 7,963          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.267515                 -17.32%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.930082                 -20.70%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.228802                  -7.71%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)

   (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.837651                 -21.62%                 3,626          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.618277                 -23.82%                   204          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.751819                 -22.48%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.475432                 -15.25%                   279          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.559971                 -14.40%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.169796                 -18.30%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.312257                 -26.88%                   908          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.006442                 -19.94%                 5,402          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.366041                  -6.34%                 9,212          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.388819                 -26.11%                   957          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.009679                  -9.90%                 5,542          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.172507                 -18.27%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.927440                 -20.73%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.439531                 -15.60%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.046698                 -19.53%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.122319                 -18.78%                 2,972          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.103101                 -18.97%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.890919                  -1.09%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.720054                 -22.80%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.556602                  5.57%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.656222                  6.56%                   891          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.234883      7.530864                 -18.45%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.904395      9.234883                  -6.76%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.070646      8.197146                 -18.60%                14,404          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.816373      10.070646                 -6.89%                13,136          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.699922      5.966173                 -31.42%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.764092      8.699922                 -19.18%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.804531      4.659883                 -31.52%                18,758          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.433340      6.804531                 -19.31%                17,595          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.363800      6.478666                   1.80%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.352510      6.363800                 -13.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.924516      7.027783                   1.49%                 4,283          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.003519      6.924516                 -13.48%                 2,636          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.933951      10.924543                 -0.09%                 9,170          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.686394      10.933951                  2.32%                 9,170          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.020658      6.277043                 -21.74%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.370604      8.020658                 -22.66%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.471243      5.057278                 -21.85%                 3,921          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.355554      6.471243                 -22.55%                   952          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.354351      7.741314                 -17.24%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.354364      7.731804                 -17.35%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.46%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.358857      8.381004                 -10.45%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.948824      9.358857                  -5.93%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.860560      7.919423                 -10.62%                 8,800          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.432810      8.860560                  -6.07%                 8,800          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.426898      6.992679                 -17.02%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.274256      8.426898                  -9.14%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.870380      6.508754                 -17.30%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.670421      7.870380                  -9.23%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.897411      7.917710                 -11.01%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.334368      8.879411                 -13.90%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.913380      7.028083                 -11.19%                 5,344          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.202708      7.913380                 -14.01%                 3,113          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.304223      6.343490                 -23.61%                     0          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.616863      8.304223                 -13.65%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.378314      12.335513                  8.41%                 1,741          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.678258      11.378314                  6.56%                 1,078          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.826597      7.912880                 -10.35%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.142362      8.826597                  -3.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.214134      8.244106                 -10.53%                    72          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.558063      9.214134                  -3.60%                    72          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.115871      6.597440                 -27.63%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.060551      6.532223                 -27.90%                   345          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.110761      5.569971                  -8.85%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.712836      6.110761                 -29.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.110762      5.550250                  -9.17%                 5,896          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.712831      6.110762                 -29.86%                 5,896          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.488299      6.947481                 -18.15%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.479350      8.488299                 -10.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.737483      7.138348                 -18.30%                 4,635          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.774480      8.737483                 -10.61%                 2,124          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.749005      5.177522                 -23.28%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.029346      6.749005                 -15.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.096176      5.437504                 -23.37%                    55          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.462366      7.096176                 -16.14%                    55          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.746109      14.824714                -11.47%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.639436      16.746109                 -5.06%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.539238      9.316635                 -11.60%                14,050          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.118928      10.539238                 -5.21%                 5,178          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.898615                 -21.01%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.468157                 -25.32%                   204          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.896338                 -11.04%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.736939                 -22.63%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.270550                 -17.29%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.870146                 -21.30%                 2,818          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.021710                 -19.78%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.798287                  7.98%                   877          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.886157                  -1.14%                 3,986          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.503787                  -4.96%                   898          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.026954                  -9.73%                   986          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.597400                 -14.03%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.262021                 -17.38%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.947862                  -0.52%                 1,234          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.123777                 -28.76%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.644996                 -23.55%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.094503                 -29.05%                     0          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.196255                 -18.04%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.390518                 -16.09%                   318          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.81%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.456558                 -25.43%                 3,393          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.319492                 -36.81%                   706          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.187217                 -28.13%                 6,928          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.521501                 -14.78%                 4,952          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.683371                 -23.17%                     0          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.884715                 -21.15%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.850948                 -21.49%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.591904                  -4.08%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.122256                 -18.78%                   457          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.324573                 -16.75%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.449811                  4.50%                   139          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.094886                 -19.05%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.725427                 -22.75%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.184501                 -18.15%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.009925                 -19.90%                24,841          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.955324                 -30.45%                21,225          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.265074                 -17.35%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.927753                 -20.72%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.226099                  -7.74%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer

Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA:
Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)
   (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
                                 ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.834146                 -21.66%                 1,007          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.614869                 -23.85%                     0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.749538                 -22.50%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.471657                 -15.28%                    64          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.557449                 -14.43%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.167389                 -18.33%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.308983                 -26.91%                 1,070          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.002863                 -19.97%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.361858                  -6.38%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.385513                 -26.14%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.005661                  -9.94%                   942          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.170092                 -18.30%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.925110                 -20.75%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.437052                 -15.63%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.043954                 -19.56%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.119551                 -18.80%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.100705                 -18.99%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.886503                  -1.13%                   456          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.717782                 -22.82%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.553487                  5.53%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.652603                  6.53%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.222382      7.516835                 -18.49%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.896058      9.222382                  -6.81%                     0          2001
                                9.303685      9.896058                   6.37%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.062105      8.186031                 -18.64%                 2,411          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.812739      10.062105                 -6.94%                 1,259          2001
                               10.000000      10.812739                  8.13%                    85          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.688117      5.955034                 -31.46%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.755009      8.688117                 -19.22%                     0          2001
                               12.313961      10.755009                -12.66%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.798758      4.653551                 -31.55%                 1,927          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.430504      6.798758                 -19.36%                 1,927          2001
                               10.000000      8.430504                 -15.69%                   164          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.355190      6.466604                   1.75%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.346312      6.355190                 -13.49%                     0          2001
                                9.666051      7.346312                 -24.00%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.918628      7.018235                   1.44%                   715          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                8.000822      6.918628                 -13.53%                     0          2001
                               10.000000      8.000822                 -19.99%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.919093      10.904145                 -0.14%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.677336      10.919093                  2.26%                     0          2001
                               10.224413      10.677336                  4.43%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           8.009778      6.265330                 -21.78%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.361858      8.009778                 -22.70%                     0          2001
                               13.050088      10.361858                -20.60%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.465747      5.050398                 -21.89%                    59          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.352740      6.465747                 -22.59%                    59          2001
                               10.000000      8.352740                 -16.47%                    34          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.351563      7.735064                 -17.29%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.351571      7.725552                 -17.39%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.51%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.346180      8.365379                 -10.49%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.940444      9.346180                  -5.98%                     0          2001
                               10.549959      9.940444                  -5.78%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.853046      7.908689                 -10.67%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.429634      8.853046                   6.11%                     0          2001
                               10.000000      9.429634                  -5.70%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.415489      6.979663                 -17.06%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.266441      8.415489                  -9.18%                     0          2001
                               10.795690      9.266441                 -14.17%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.863704      6.499919                 -17.34%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.667505      7.863704                  -9.27%                     0          2001
                               10.000000      8.667505                 -13.32%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.885347      7.902955                 -11.06%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.325655      8.885347                 -13.95%                     0          2001
                               11.270766      10.325655                 -8.39%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.906658      7.018522                 -11.23%                 1,243          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.199607      7.906658                 -14.05%                   110          2001
                               10.000000      9.199607                  -8.00%                    63          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.292965      6.331659                 -23.65%                 1,558          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.608747      8.292965                 -13.69%                 1,558          2001
                               10.787578      9.608747                 -10.93%                   118          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.362894      12.312534                  8.36%                     0          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.669248      11.362894                  6.50%                     0          2001
                                9.767809      10.669248                  9.23%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.111251      6.590730                 -27.66%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.055954      6.525579                 -27.94%                     0          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.814639      7.898144                 -10.40%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.134653      8.814639                  -3.50%                     0          2001
                                9.727660      9.134653                  -6.10%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.206319      8.232919                 -10.57%                   157          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.554841      9.206319                  -3.65%                   157          2001
                               10.000000      9.554841                  -4.45%                    92          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.106876      5.563595                  -8.90%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.711768      6.106876                 -29.90%                     0          2001
                               10.000000      8.711768                 -12.88%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.106876      5.543900                  -9.22%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.711766      6.106876                 -29.90%                     0          2001
                               10.000000      8.711766                 -12.88%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.476792      6.934528                 -18.19%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.471352      8.476792                 -10.50%                     0          2001
                               10.013822      9.471352                  -5.42%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.730068      7.128667                 -18.34%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.771194      8.730068                 -10.66%                     0          2001
                               10.000000      9.771194                  -2.29%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.739861      5.167863                 -23.32%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.022575      6.739861                 -15.99%                     0          2001
                                9.863165      8.022575                 -18.66%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.090158      5.430117                 -23.41%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.459517      7.090158                 -16.19%                     0          2001
                               10.000000      8.459517                 -15.40%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.723439      14.797098                -11.52%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.624573      16.723439                 -5.11%                     0          2001
                               13.438879      17.624573                 31.15%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.530306      9.303988                 -11.65%                 1,244          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.115190      10.530306                 -5.26%                 1,244          2001
                               10.000000      11.115190                 11.15%                    56          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.896280                 -21.04%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.465607                 -25.34%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.893716                 -11.06%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.734658                 -22.65%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.268119                 -17.32%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.867470                 -21.33%                   131          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.018119                 -19.82%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.793476                  7.93%                   192          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.881746                  -1.18%                     7          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.499545                  -5.00%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.022930                  -9.77%                14,201          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.593569                 -14.06%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.258329                 -17.42%                 1,531          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.943231                  -0.57%                    60          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.120591                 -28.79%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.642746                 -23.57%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.86%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.092082                 -29.08%                    77          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.193835                 -18.06%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.386772                 -16.13%                     0          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.453217                 -25.47%                     0          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.316662                 -36.83%                   314          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.184003                 -28.16%                     0          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.517699                 -14.82%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.679941                 -23.20%                   340          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.882398                 -21.18%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.847434                 -21.53%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.589075                  -4.11%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.118623                 -18.81%                   189          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.322115                 -16.78%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.445156                  4.45%                   213          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.092505                 -19.07%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.723151                 -22.77%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.182087                 -18.18%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      8.006334                 -19.94%                   593          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.952210                 -30.48%                   633          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.262641                 -17.37%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.925406                 -20.75%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.223381                  -7.77%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)

   (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.830643                 -21.69%                    77          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.611469                 -23.89%                    80          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.747245                 -22.53%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.467863                 -15.32%                    72          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.554923                 -14.45%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.164981                 -18.35%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.305715                 -26.94%                 1,756          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.999289                 -20.01%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.357670                  -6.42%                 1,440          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.382204                 -26.18%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.001635                  -9.98%                   220          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.167691                 -18.32%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.922775                 -20.77%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.434560                 -15.65%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.041214                 -19.59%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.116783                 -18.83%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.098322                 -19.02%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.882088                  -1.18%                    76          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.715509                 -22.84%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.550383                  5.50%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.648970                  6.49%                    57          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.209865      7.502801                 -18.54%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.887701      9.209865                  -6.86%                     0          2001
                                9.300541      9.887701                   6.31%                     0          2000
                               10.000000      9.300541                  -6.99%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.053575      8.174911                 -18.69%                   854          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.809109      10.053575                 -6.99%                   564          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.676331      5.943919                 -31.49%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.745932      8.676331                 -19.26%                     0          2001
                               12.309803      10.745932                -12.70%                     0          2000
                               10.000000      12.309803                 23.10%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.792973      4.647220                 -31.59%                   842          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.427664      6.792973                 -19.40%                   322          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.346563      6.454537                   1.70%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.340109      6.346563                 -13.54%                     0          2001
                                9.662795      7.340109                 -24.04%                     0          2000
                               10.000000      9.662795                  -3.37%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.912752      7.008707                   1.39%                   602          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                7.998127      6.912752                 -13.57%                   516          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.904248      10.883777                 -0.19%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.668284      10.904248                  2.21%                     0          2001
                               10.220920      10.668284                  4.38%                     0          2000
                               10.000000      10.220920                  2.21%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.998921      6.253645                 -21.82%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.353122      7.998921                 -22.74%                     0          2001
                               13.045702      10.353122                -20.64%                     0          2000
                               10.000000      13.045702                 30.46%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.460260      5.043543                 -21.93%                   163          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.349928      6.460260                 -22.63%                   163          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.348779      7.728826                 -17.33%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.348792      7.719319                 -17.43%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.56%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.333512      8.349785                 -10.54%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.932061      9.333512                  -6.03%                     0          2001
                               10.549398      9.932061                  -5.83%                     0          2000
                               10.000000      10.549398                  5.46%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.845533      7.897938                 -10.71%                   392          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.426464      8.845533                  -6.16%                   392          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.404069      6.966630                 -17.10%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.258620      8.404069                  -9.23%                     0          2001
                               10.792052      9.258620                 -14.21%                     0          2000
                               10.000000      10.792052                  7.92%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.857029      6.491083                 -17.39%                   448          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.664593      7.857029                  -9.32%                   448          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.873298      7.888206                 -11.10%                   253          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.316947      8.873298                 -13.99%                   253          2001
                               11.266962      10.316947                  8.43%                   253          2000
                               10.000000      11.266962                 12.67%                   253          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.899952      7.009008                 -11.28%                   443          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.196519      7.899952                 -14.10%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.281718      6.319850                 -23.69%                   253          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.600631      8.281718                 -13.74%                   253          2001
                               10.783929      9.600631                 -10.97%                   253          2000
                               10.000000      10.783929                  7.84%                   253          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.347517      12.289609                  8.30%                   221          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.660253      11.347517                  6.45%                   221          2001
                                9.764515      10.660253                  9.17%                     0          2000
                               10.000000      9.764515                  -2.35%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.106626      6.584039                 -27.70%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.051359      6.518935                 -27.98%                    11          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.802684      7.883407                 -10.44%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.126937      8.802684                  -3.55%                     0          2001
                                9.724377      9.126937                  -6.14%                     0          2000
                               10.000000      9.724377                  -2.76%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.198506      8.221740                 -10.62%                     0          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.551627      9.198506                  -3.70%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.102994      5.557221                  -8.94%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.710698      6.102994                 -29.94%                     0          2001
                               10.000000      8.710698                 -12.89%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.102986      5.537548                  -9.26%                   193          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.710696      6.102986                 -29.94%                   179          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.465285      6.921584                 -18.24%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.463349      8.465285                 -10.55%                     0          2001
                               10.010436      9.463349                  -5.47%                     0          2000
                               10.000000      10.010436                  0.10%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.722653      7.118972                 -18.39%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.767914      8.722653                 -10.70%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.730718      5.158219                 -23.36%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.015802      6.730718                 -16.03%                     0          2001
                                9.859832      8.015802                 -18.70%                     0          2000
                               10.000000      9.859832                  -1.40%                     0          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.084131      5.422738                 -23.45%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.456667      7.084131                 -16.23%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.700753      14.769497                -11.56%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.609700      16.700753                 -5.16%                     0          2001
                               13.434341      17.609700                 31.08%                     0          2000
                               10.000000      13.434341                 34.34%                     0          19991
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.521373      9.291367                 -11.69%                   239          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.111453      10.521373                 -5.31%                   166          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.893955                 -21.06%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.463060                 -25.37%                    81          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.891102                 -11.09%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.732372                 -22.68%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.265677                 -17.34%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.864778                 -21.35%                    77          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.014539                 -19.85%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.788663                  7.89%                   580          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.877327                  -1.23%                     7          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.495299                  -5.05%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.018901                  -9.81%                11,959          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.589729                 -14.10%                 1,673          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.254633                 -17.45%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.938597                  -0.61%                   121          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.117400                 -28.83%                    95          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.91%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.640492                 -23.60%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.089658                 -29.10%                    85          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.191417                 -18.09%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.383023                 -16.17%                     9          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.449891                 -25.50%                     0          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.313833                 -36.86%                   203          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.180791                 -28.19%                   175          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.513884                 -14.86%                    80          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.676505                 -23.23%                    79          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.880075                 -21.20%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.843936                 -21.56%                    77          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.586258                  -4.14%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.114997                 -18.85%                 2,099          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.319659                 -16.80%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.440499                  4.40%                 1,496          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.090108                 -19.10%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.720875                 -22.79%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.179678                 -18.20%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           8.002755                 -19.97%                   390          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.949106                 -30.51%                    87          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.260202                 -17.40%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.923075                 -20.77%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.220648                  -7.79%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital

Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)

   (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.827141                 -21.73%                     0          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.608061                 -23.92%                     0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.744960                 -22.55%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.464079                 -15.36%                     0          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.552404                 -14.48%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.162571                 -18.37%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.302448                 -26.98%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.995707                 -20.04%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.353483                  -6.47%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.378904                 -26.21%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.997602                 -10.02%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.165276                 -18.35%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.920437                 -20.80%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.432076                 -15.68%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.038467                 -19.62%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.114008                 -18.86%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.095927                 -19.04%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.877677                  -1.22%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.713221                 -22.87%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.547273                  5.47%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.645349                  6.45%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.197371      7.488805                 -18.58%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.879350      9.197371                  -6.90%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.045050      8.163806                 -18.73%                     0          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.805478      10.045050                 -7.04%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.664560      5.932835                 -31.53%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.736866      8.664560                 -19.30%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.787193      4.640895                 -31.62%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.424818      6.787193                 -19.44%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.337956      6.442506                   1.65%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.333907      6.337956                 -13.58%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.906879      6.999182                   1.34%                     0          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                7.995430      6.906879                 -13.61%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.889415      10.863435                 -0.24%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.659231      10.889415                  2.16%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.988069      6.241968                 -21.86%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.344382      7.988069                 -22.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.454762      5.036676                 -21.97%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.347108      6.454762                 -22.67%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.345996      7.722574                 -17.37%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.345999      7.713078                 -17.47%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.61%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.320842      8.334209                 -10.59%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.923659      9.320842                  -6.07%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.838019      7.887210                  -10.76%                   0           2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.423288      8.838019                   -6.21%                   0           2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.392668      6.953635                 -17.15%                    0           2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.250809      8.392668                  -9.28%                    0           2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.850349      6.482276                 -17.43%                    0           2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.661671      7.850349                  -9.37%                    0           2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.861264      7.873493                 -11.15%                    0           2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.308233      8.861264                 -14.04%                    0           2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.893245      6.999481                 -11.32%                    0           2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.193416      7.893245                 -14.14%                    0           2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.270476      6.308045                 -23.73%                    0           2002
500 Portfolio: Initial
Class - Q/NQ
                                9.592520      8.270476                 -13.78%                    0           2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.332128      12.266694                  8.25%                    0           2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.651252      11.332128                  6.39%                    0           2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.102001      6.577325                 -27.74%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.046766      6.512314                 -28.02%                     0          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.790740      7.868699                 -10.49%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.119229      8.790740                  -3.60%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.190692      8.210566                 -10.66%                     0          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.548410      9.190692                  -3.75%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.099094      5.550839                  -8.99%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.709628      6.099094                 -29.97%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.099105      5.531194                  -9.31%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.709626      6.099105                 -29.97%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.453796      6.908664                 -18.28%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.455360      8.453796                 -10.59%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.715236      7.109289                 -18.43%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.764623      8.715236                 -10.75%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.721581      5.148599                 -23.40%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.009032      6.721581                 -16.07%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.078104      5.415354                 -23.49%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.453814      7.078104                 -16.27%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.678121      14.741953                -11.61%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.594849      16.678121                 -5.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.512434      9.278742                 -11.74%                     0          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.107713      10.512434                 -5.36%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.891617                 -21.08%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.460508                 -25.39%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.888470                 -11.12%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.730091                 -22.70%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.263232                 -17.37%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.862101                 -21.38%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.010952                 -19.89%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.783836                  7.84%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.872916                  -1.27%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.491061                  -5.09%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.014868                  -9.85%                     0          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.585890                 -14.14%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.250941                 -17.49%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.933964                  -0.66%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.114216                 -28.86%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.638233                 -23.62%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.96%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.087240                 -29.13%                     0          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.189002                 -18.11%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.379274                 -16.21%                     0          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.446555                 -25.53%                     0          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.311011                 -36.89%                     0          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.177572                 -28.22%                     0          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.510084                 -14.90%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.673069                 -23.27%                     0          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.877744                 -21.22%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.840418                 -21.60%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.583432                  -4.17%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.111360                 -18.89%                     0          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.317207                 -16.83%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.435836                  4.36%                     0          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.087726                 -19.12%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.718591                 -22.81%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.177266                 -18.23%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           7.999176                 -20.01%                     0          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.945990                 -30.54%                     0          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.257764                 -17.42%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.920729                 -20.79%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.217938                  -7.82%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------




The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II:

Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.95%)
   (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.823641                 -21.76%                   322          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.604663                 -23.95%                     0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.742669                 -22.57%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.460282                 -15.40%                     0          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.549880                 -14.50%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.160162                 -18.40%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.299176                 -27.01%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.992132                 -20.08%                   950          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.349314                  -6.51%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.375593                 -26.24%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.993586                 -10.06%                   816          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.162864                 -18.37%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.918092                 -20.82%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.429585                 -15.70%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.035723                 -19.64%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.111235                 -18.89%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.093538                 -19.06%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.873257                  -1.27%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.710942                 -22.89%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.544167                  5.44%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.641725                  6.42%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.184896      7.474825                 -18.62%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.871006      9.184896                  -6.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.036504      8.152710                 -18.77%                 1,050          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.801843      10.036504                 -7.09%                   111          2001
                               10.000000      10.801843                  8.02%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.652786      5.921737                 -31.56%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.727787      8.652786                 -19.34%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.781416      4.634577                 -31.66%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.421979      6.781416                 -19.48%                     0          2001
                               10.000000      8.421979                 -15.78%                   173          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.329333      6.430462                   1.60%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.327699      6.329333                 -13.62%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.901005      6.989672                   1.28%                     0          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                7.992732      6.901005                 -13.66%                     0          2001
                               10.000000      7.992732                 -20.07%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.874594      10.843120                 -0.29%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.650182      10.874594                  2.11%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.977219      6.230312                 -21.90%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.335636      7.977219                 -22.82%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.449271      5.029815                 -22.01%                   135          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.344298      6.449271                 -22.71%                     0          2001
                               10.000000      8.344298                 -16.56%                    61          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.343206      7.716326                 -17.41%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.343217      7.706846                 -17.51%                    49          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.66%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.308193      8.318647                 -10.63%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.915285      9.308193                  -6.12%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.830507      7.876483                 -10.80%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.420106      8.830507                  -6.26%                     0          2001
                               10.000000      9.420106                  -5.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.381284      6.940657                 -17.19%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.242994      8.381284                  -9.32%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.843679      6.473446                 -17.47%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.658751      7.843679                  -9.41%                     0          2001
                               10.000000      8.658751                 -13.41%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.849226      7.858792                 -11.19%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.299521      8.849226                 -14.08%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.886531      6.989957                 -11.37%                 3,181          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.190315      7.886531                 -14.19%                   114          2001
                               10.000000      9.190315                  -8.10%                   179          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.259249      6.296268                 -23.77%                     0          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.584429      8.259249                 -13.83%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.316762      12.243816                  8.19%                     0          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.642261      11.316762                  6.34%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.097375      6.570627                 -27.77%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.042161      6.505670                 -28.05%                    51          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.778810      7.854002                 -10.53%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.111523      8.778810                  -3.65%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.182880      8.199396                 -10.71%                    75          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.545191      9.182880                  -3.80%                    75          2001
                               10.000000      9.545191                  -4.55%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.095214      5.544477                  -9.04%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.708555      6.095214                 -30.01%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.095213      5.524853                  -9.36%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.708553      6.095213                 -30.01%                     0          2001
                               10.000000      8.708553                 -12.91%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.442315      6.895757                 -18.32%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.447372      8.442315                 -10.64%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.707841      7.099623                 -18.47%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.761336      8.707841                 -10.79%                     0          2001
                               10.000000      9.761336                  -2.39%                     0          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.712445      5.138966                 -23.44%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.002263      6.712445                 -16.12%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.072095      5.407989                 -23.53%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.450966      7.072095                 -16.32%                     0          2001
                               10.000000      8.450966                 -15.49%                    59          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.655494      14.714450                -11.65%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.579993      16.655494                 -5.26%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.503511      9.266126                 -11.78%                     0          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.103976      10.503511                 -5.41%                     0          2001
                               10.000000      11.103976                 11.04%                   110          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.889291                 -21.11%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.457961                 -25.42%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.885848                 -11.14%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.727801                 -22.72%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.260796                 -17.39%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.859418                 -21.41%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.007358                 -19.93%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.779019                  7.79%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.868496                  -1.32%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.486812                  -5.13%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.010832                  -9.89%                   951          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.582041                 -14.18%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.247242                 -17.53%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.929328                  -0.71%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.111026                 -28.89%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.635978                 -23.64%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.01%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.084817                 -29.15%                     0          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.186587                 -18.13%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.375519                 -16.24%                   743          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.443222                 -25.57%                   654          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.308179                 -36.92%                 2,261          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.174366                 -28.26%                     0          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.506274                 -14.94%                   279          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.669636                 -23.30%                 2,482          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.875417                 -21.25%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.836909                 -21.63%                 2,851          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.580614                  -4.19%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.107742                 -18.92%                     0          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.314758                 -16.85%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.431178                  4.31%                     0          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.085334                 -19.15%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.716311                 -22.84%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.174850                 -18.25%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           7.995603                 -20.04%                 1,363          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.942881                 -30.57%                     0          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.255329                 -17.45%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.918384                 -20.82%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.215219                  -7.85%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.00%)

   (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.820133                 -21.80%                     0          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.601248                 -23.99%                     0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.740394                 -22.60%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.456499                 -15.44%                     0          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.547355                 -14.53%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.157752                 -18.42%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.295900                 -27.04%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.988548                 -20.11%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.345119                  -6.55%                 1,892          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.372291                 -26.28%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.989561                 -10.10%                   129          2002
Variable Products
Series Fund, Inc. -
AllianceBernsetin Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.160456                 -18.40%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.915753                 -20.84%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.427092                 -15.73%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.032975                 -19.67%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.108473                 -18.92%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.091150                 -19.09%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.868842                  -1.31%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.708671                 -22.91%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.541063                  5.41%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.638091                  6.38%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.172426      7.460863                 -18.66%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.862672      9.172426                  -7.00%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.027973      8.141614                 -18.81%                 1,837          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.798200      10.027973                 -7.13%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.641032      5.910677                 -31.60%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.718728      8.641032                 -19.38%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.775654      4.628273                 -31.69%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.419141      6.775654                 -19.52%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.320746      6.418462                   1.55%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.321509      6.320746                 -13.67%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.895146      6.980171                   1.23%                     0          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                7.990044      6.895146                 -13.70%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.859793      10.822840                 -0.34%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.641140      10.859793                  2.05%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.966381      6.218666                 -21.94%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.326913      7.966381                 -22.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.443784      5.022966                 -22.05%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.341483      6.443784                 -22.75%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.340423      7.710090                 -17.45%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.340430      7.700612                 -17.56%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.71%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.295584      8.303143                 -10.68%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.906917      9.295584                  -6.17%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.823009      7.865778                 -10.85%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.416934      8.823009                  -6.31%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.369884      6.927674                 -17.23%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.235168      8.369884                  -9.37%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.837014      6.464649                 -17.51%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.655837      7.837014                  -9.46%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.837210      7.844111                 -11.24%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.290816      8.837210                 -14.13%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.879823      6.980443                 -11.41%                 2,163          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.187218      7.879823                 -14.23%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.248030      6.284495                 -23.81%                     0          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.576323      8.248030                 -13.87%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.301410      12.220969                  8.14%                     0          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.633270      11.301410                  6.28%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.092755      6.563934                 -27.81%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.037560      6.499036                 -28.09%                     0          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.766889      7.839339                 -10.58%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.103827      8.766889                  -3.70%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.175070      8.188240                 -10.76%                     0          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.541969      9.175070                  -3.85%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.091311      5.538098                  -9.08%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.707484      6.091311                 -30.05%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.091330      5.518520                  -9.40%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.707479      6.091330                 -30.04%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.430858      6.882878                 -18.36%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.439395      8.430858                 -10.68%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.700438      7.089968                 -18.51%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.758048      8.700438                 -10.84%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.703332      5.129369                 -23.48%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                7.995493      6.703332                 -16.16%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.066080      5.400641                 -23.57%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.448116      7.066080                 -16.36%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.632903      14.686992                -11.70%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.565158      16.632903                 -5.31%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.494576      9.253520                 -11.83%                 1,343          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.100237      10.494576                 -5.46%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.886958                 -21.13%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.455414                 -25.45%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.883232                 -11.17%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.725529                 -22.74%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.258352                 -17.42%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.856725                 -21.43%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.003776                 -19.96%                   480          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.774196                  7.74%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.864086                  -1.36%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.482570                  -5.17%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.006799                  -9.93%                     0          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.578205                 -14.22%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.243549                 -17.56%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.924695                  -0.75%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.107848                 -28.92%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.633713                 -23.66%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.06%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.082398                 -29.18%                     0          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.184165                 -18.16%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.371767                 -16.28%                 1,195          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.439879                 -25.60%                     0          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.305355                 -36.95%                     0          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.171146                 -28.29%                   153          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.502465                 -14.98%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.666204                 -23.34%                     0          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.873095                 -21.27%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.833401                 -21.67%                 1,394          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.577782                  -4.22%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.104101                 -18.96%                     0          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.312293                 -16.88%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.426508                  4.27%                     0          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.082947                 -19.17%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.714025                 -22.86%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.172431                 -18.28%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           7.992007                 -20.08%                   458          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.939769                 -30.60%                   472          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.252899                 -17.47%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.916046                 -20.84%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.212494                  -7.88%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)
   (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)




------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.816630                 -21.83%                     0          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.597836                 -24.02%                     0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.738098                 -22.62%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.452716                 -15.47%                     0          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.544826                 -14.55%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.155341                 -18.45%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.292631                 -27.07%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.984973                 -20.15%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.340939                  -6.59%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.368984                 -26.31%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.985533                 -10.14%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.158043                 -18.42%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.913413                 -20.87%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.424604                 -15.75%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.030234                 -19.70%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.105694                 -18.94%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.088758                 -19.11%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.864436                  -1.36%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.706388                 -22.94%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.537952                  5.38%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.634467                  6.34%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.155972      7.446930                 -18.70%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.854339      9.159972                  -7.05%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.019452      8.130540                 -18.85%                   336          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.794562      10.019452                 -7.18%                   336          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.629292      5.899618                 -31.63%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.709661      8.629292                 -19.43%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.769887      4.621972                 -31.73%                   511          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.416295      6.769887                 -19.56%                   511          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.312150      6.406466                   1.49%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.315306      6.312150                 -13.71%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.889287      6.970686                   1.18%                     0          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                7.987344      6.889287                 -13.75%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.844990      10.802574                 -0.39%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.632093      10.844990                  2.00%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.955555      6.207036                 -21.98%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.318180      7.955555                 -22.90%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.438299      5.016125                 -22.09%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.338672      6.438299                 -22.79%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.337635      7.703853                 -17.50%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.337644      7.694378                 -17.60%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.76%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.282940      8.287613                 -10.72%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.898537      9.282940                  -6.22%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.815503      7.855077                 -10.89%                   230          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.898537      8.815503                 -10.94%                   230          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.358532      6.914747                 -17.27%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.227372      8.358532                  -9.42%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.830346      6.455842                 -17.55%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                9.413761      7.830346                 -16.82%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.825197      7.829445                 -11.28%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.282107      8.825197                 -14.17%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.873116      6.970943                 -11.46%                     0          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.184118      7.873116                 -14.27%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.236813      6.272757                 -23.84%                   416          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.568226      8.236813                 -13.91%                   416          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.286070      12.198169                  8.08%                     0          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.624285      11.286070                  6.23%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.088124      6.557230                 -27.85%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.032967      6.492407                 -28.13%                     0          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.754984      7.824694                 -10.63%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.096128      8.754984                  -3.75%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.167278      8.177115                 -10.80%                     0          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.538756      9.167278                  -3.89%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.087441      5.531752                  -9.13%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.706414      6.087441                 -30.08%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.087452      5.512183                  -9.45%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.706410      6.087452                 -30.08%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.419414      6.870026                 -18.40%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.431422      8.419414                 -10.73%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.693027      7.080318                 -18.55%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.754757      8.693027                 -10.88%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.694209      5.119765                 -23.52%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                7.988718      6.694209                 -16.20%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.060069      5.393285                 -23.61%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.445267      7.060069                 -16.40%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.610306      14.659544                -11.74%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.550308      16.610306                 -5.36%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.485654      9.240929                 -11.87%                   335          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.096489      10.485654                 -5.50%                   335          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.884634                 -21.15%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.452860                 -25.47%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.880601                 -11.19%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.723242                 -22.77%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.255915                 -17.44%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.854035                 -21.46%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.000192                 -20.00%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.769392                  7.69%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.859675                  -1.40%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.478335                  -5.22%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.002767                  -9.97%                     0          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.574362                 -14.26%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.239862                 -17.60%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.920064                  -0.80%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.104654                 -28.95%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.631462                 -23.69%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.11%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.079974                 -29.20%                     0          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.181745                 -18.18%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.368027                 -16.32%                     0          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.436550                 -25.63%                     0          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.302521                 -36.97%                     0          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.167934                 -28.32%                     0          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.498659                 -15.01%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.662759                 -23.37%                     0          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.870764                 -21.29%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.829889                 -21.70%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.574959                  -4.25%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.100470                 -19.00%                     0          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.309842                 -16.90%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.421844                  4.22%                     0          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.080557                 -19.19%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.711748                 -22.88%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.170019                 -18.30%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           7.988436                 -20.12%                     0          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.936655                 -30.63%                     0          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.250456                 -17.50%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.913711                 -20.86%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.209781                  -7.90%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.10%)
   (VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.813125                 -21.87%                     0          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.594426                 -24.06%                     0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.735808                 -22.64%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.448918                 -15.51%                     0          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.542304                 -14.58%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.152928                 -18.47%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.289364                 -27.11%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.981388                 -20.19%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.336747                  -6.63%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernsein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.365674                 -26.34%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.981493                 -10.19%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.155629                 -18.44%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.911070                 -20.89%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.422115                 -15.78%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.027486                 -19.73%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.102923                 -18.97%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.086367                 -19.14%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.860009                  -1.40%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.704102                 -22.96%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.534838                  5.35%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.630846                  6.31%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.147526      7.433007                 -18.74%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                                9.846006      9.147526                  -7.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.010938      8.119480                 -18.89%                     0          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.790928      10.010938                 -7.23%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.617548      5.888587                 -31.67%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.700597      8.617548                 -19.47%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.764100      4.615661                 -31.76%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.413449      6.764100                 -19.60%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.303565      6.394476                   1.44%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.309120      6.303565                 -13.76%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.883407      6.961187                   1.13%                     0          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                7.984639      6.883407                 -13.79%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.830212      10.782346                 -0.44%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.623055      10.830212                  1.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.944744      6.195433                 -22.02%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.309461      7.944744                 -22.94%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.432812      5.009290                 -22.13%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.335856      6.432812                 -22.83%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.334845      7.697602                 -17.54%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.334852      7.688145                 -17.64%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.81%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.270309      8.272117                 -10.77%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.890153      9.270309                   6.27%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.808000      7.844378                 -10.94%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.410582      8.808000                   -6.40                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.347152      6.901812                 -17.32%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                9.219561      8.347152                  -9.46%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.823673      6.447048                 -17.60%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.649988      7.823673                  -9.55%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 8.813204      7.814811                 -11.33%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.273408      8.813204                 -14.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.866423      6.961464                 -11.50%                   135          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.181022      7.866423                 -14.32%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.225616      6.261011                 -23.88%                     0          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.560129      8.225616                 -13.96%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.270732      12.175372                  8.03%                     0          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.615284      11.270732                  6.17%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.083493      6.550540                 -27.89%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.028374      6.485789                 -28.16%                     0          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.743085      7.810067                 -10.67%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.088432      8.743085                  -3.80%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.159474      8.165983                 -10.85%                     0          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.535534      9.159474                  -3.94%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.083557      5.525401                  -9.17%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.705343      6.083557                 -30.12%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.083556      5.505837                  -9.50%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.705338      6.083556                 -30.12%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.407949      6.857159                 -18.44%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.423426      8.407949                 -10.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.685647      7.070677                 -18.59%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.751458      8.685647                 -10.93%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         6.685100      5.110185                 -23.56%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                7.981954      6.685100                  -16.25                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.054057      5.385931                 -23.65%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.442412      7.054057                 -16.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           16.587752      14.632159                -11.79%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               17.535475      16.587752                 -5.40%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.476740      9.228362                 -11.92%                     0          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.092753      10.476740                 -5.55%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.882302                 -21.18%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.450311                 -25.50%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.877983                 -11.22%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.720951                 -22.79%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.253475                 -17.47%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.851358                 -21.49%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      7.996604                 -20.03%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.764566                  7.65%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.855263                  -1.45%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.474086                  -5.26%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.998742                 -10.01%                   638          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.570525                 -14.29%                   705          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.236161                 -17.64%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.915428                  -0.85%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.101475                 -28.99%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.629199                 -23.71%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.16%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.077550                 -29.22%                     0          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.179328                 -18.21%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.364271                 -16.36%                     0          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.433204                 -25.67%                   123          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.299700                 -37.00%                    75          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.164718                 -28.35%                     0          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.494840                 -15.05%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.659322                 -23.41%                     0          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.868440                 -21.32%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.826372                 -21.74%                   288          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.572131                  -4.28%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.096847                 -19.03%                   418          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.307381                 -16.93%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.417188                  4.17%                     0          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.078172                 -19.22%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.709463                 -22.91%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.167602                 -18.32%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      7.984854                 -20.15%                   662          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.933545                 -30.66%                   236          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.248016                 -17.52%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.911371                 -20.89%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.207054                  -7.93%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.25%)

   (VARIABLE ACCOUNT CHARGES OF 2.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.802609                  -21.97%                    0          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.584205                  -24.16%                    0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.728941                  -22.71%                    0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.437552                  -15.62%                    0          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.534723                  -14.65%                    0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.145692                  -18.54%                    0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.279545                  -27.20%                    0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.970652                  -20.29%                    0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.324188                   -6.76%                    0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.355761                  -26.44%                    0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.969422                  -10.31%                    0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.148384                  -18.52%                    0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.904041                  -20.96%                    0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.414632                  -15.85%                    0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.019243                  -19.81%                    0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.094613                 -19.05%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.079183                 -19.21%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.846771                  -1.53%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.697262                 -23.03%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.525513                  5.26%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.619946                  6.20%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                   10.188250      8.265957                 -18.87%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               10.983138      10.188250                 -7.24%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.985376      8.086320                 -19.02%                     0          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.780007      9.985376                  -7.37%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.886888      4.698743                 -31.77%                     0          2002
Portfolio: Service
Class - Q/NQ
                                8.564829      6.886888                 -19.59%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             6.746815      4.596794                 -31.87%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.404921      6.746815                 -19.73%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.628864      6.714163                   1.29%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                                7.698171      6.628864                 -13.89%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               6.865815      6.932746                   0.97%                     0          2002
Income Portfolio:
Service Class 2 - Q/NQ
                                7.976537      6.865815                 -13.92%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.561101      10.498451                 -0.59%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.376560      10.561101                  1.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.373447      4.962486                 -22.14%                     0          2002
Portfolio: Service
Class - Q/NQ
                                8.283269      6.373447                 -23.06%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           6.416371      4.988825                 -22.25%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                                8.327403      6.416371                 -22.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.326479      7.678919                 -17.67%                     0          2002
Portfolio: Service
Class  - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.326485      7.669457                 -17.77%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -0.96%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.982721      8.003200                 -10.90%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                                9.598121      8.982721                  -6.41%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           8.785508      7.812352                 -11.08%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                                9.401048      8.785508                  -6.55%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.947035      6.560891                 -17.44%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                                8.791177      7.947035                  -9.60%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           7.803697      6.420721                 -17.72%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                                8.641226      7.803697                  -9.69%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.816214      6.920130                 -11.46%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                                9.125314      7.816214                 -14.35%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 7.846330      6.933014                 -11.64%                     0          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                                9.171716      7.846330                 -14.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           7.771975      5.906634                 -24.00%                     0          2002
500 Portfolio: Initial
Class - Q/NQ
                                9.046853      7.771975                 -14.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                11.637461      12.552281                  7.86%                     0          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.977606      11.637461                  6.01%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.069622      6.530496                 -28.00%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.014578      6.465932                 -28.27%                     0          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.180348      8.188098                 -10.81%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                                9.557700      9.180348                  -3.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                9.136078      8.132631                 -10.98%                     0          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                                9.525873      9.136078                  -4.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.071897      5.506347                  -9.31%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                                8.702127      6.071897                 -30.23%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                6.071904      5.486870                  -9.64%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                                8.702126      6.071904                 -30.23%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.598134      7.001504                 -18.57%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                                9.651458      8.598134                 -10.91%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         8.663466      7.041798                 -18.72%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                                9.741593      8.663466                 -11.07%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.013259      5.352807                 -23.68%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                                8.386726      7.013259                 -16.38%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         7.036015      5.363908                 -23.76%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                                8.433856      7.036015                 -16.57%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           11.246635      9.905521                 -11.92%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               11.907562      11.246635                 -5.55%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Mid           10.450010      9.190701                 -12.05%                     0          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               11.081528      10.450010                 -5.70%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.875299                 -21.25%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Value         10.000000      7.442668                 -25.57%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      8.870102                 -11.30%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Franklin Templeton             10.000000      7.714090                 -22.86%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      8.246148                 -17.54%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Dreyfus GVIT Mid          10.000000      7.843290                 -21.57%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      7.985830                 -20.14%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      10.750113                  7.50%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.842020                  -1.58%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.461350                  -5.39%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.986635                 -10.13%                     0          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.558990                 -14.41%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      8.225079                 -17.75%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT             10.000000      9.901525                  -0.98%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.091906                 -29.08%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.31%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.622424                 -23.78%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap            10.000000      7.070272                 -29.30%                     0          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.172068                 -18.28%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company        10.000000      8.353013                 -16.47%                     0          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.423198                 -25.77%                     0          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      6.291207                 -37.09%                     0          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      7.155068                 -28.45%                     0          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance         10.000000      8.483415                 -15.17%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.649016                 -23.51%                     0          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.861447                 -21.39%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      7.815846                 -21.84%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      9.563653                  -4.36%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.085943                 -19.14%                     0          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      8.300000                 -17.00%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable           10.000000      10.403197                  4.03%                     0          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.070985                 -19.29%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      7.702620                 -22.97%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -        10.000000      8.160350                 -18.40%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      7.974098                 -20.26%                     0          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life                10.000000      6.924209                 -30.76%                     0          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      8.240698                 -17.59%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      7.904344                 -20.96%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -        10.000000      9.198895                  -8.01%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital

Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth
Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund
II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock
Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series:
Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)
   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.739491                 -22.61%                     0          2002
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.552813                 -24.77%                     0          2002
Funds - AIM V.I.
Capital Appreciation
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.687625                 -23.12%                     0          2002
Funds - AIM V.I.
Capital Development
Fund: Series I Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.369300                 -16.31%                     0          2002
Funds - AIM V.I.
International Growth
Fund: Series II Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.489134                 -15.11%                     0          2002
Funds - AIM V.I. Mid
Cap Core Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      8.102156                 -18.98%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series I Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AIM Variable Insurance         10.000000      7.220604                 -27.79%                     0          2002
Funds - AIM V.I.
Premier Equity Fund:
Series II Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.906161                 -20.94%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Growth and Income
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      9.248823                  -7.51%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
International Value
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      7.296215                 -27.04%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein
Premier Growth
Portfolio: Class B -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
AllianceBernstein              10.000000      8.896898                 -11.03%                     0          2002
Variable Products
Series Fund, Inc. -
AllianceBernstein Small
Cap Value Portfolio:
Class B - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Investment             10.000000      8.104850                 -18.95%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
The Dreyfus Socially           10.000000      7.861802                 -21.38%                     0          2002
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Dreyfus Stock Index            10.000000      8.369685                 -16.30%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.969726                 -20.30%                     0          2002
Series - Federated
American Leaders Fund
II: Service Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.044627                 -19.55%                     0          2002
Series - Federated
Capital Appreciation
Fund II: Service Shares
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      8.036008                 -19.64%                     0          2002
Series - Federated
Growth Strategies Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      9.767234                  -2.33%                     0          2002
Series - Federated High
Income Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      7.656106                 -23.44%                     0          2002
Series - Federated
International Equity
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.469396                  4.69%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Federated Insurance            10.000000      10.554507                  5.55%                     0          2002
Series - Federated
Quality Bond Fund II:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.264880      7.447489                 -19.62%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
                               10.000000      9.264880                  -7.35%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP                    9.255376      7.426026                 -19.77%                     0          2002
Equity-Income
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      9.255376                  -7.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.582894      5.801862                 -32.40%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.000000      8.582894                 -14.17%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth             8.573947      5.787761                 -32.50%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      8.573947                 -14.26%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               8.908337      8.939908                   0.35%                     0          2002
Income Portfolio:
Service Class - Q/NQ
                               10.000000      8.908337                 -10.92%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP High               8.905818      8.909854                   0.05%                     0          2002
Income Portfolio:
Service Class 2 - Q/NQ
                               10.000000      8.905818                 -10.94%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Money             10.008885      9.857775                  -1.51%                     0          2002
Market Portfolio:
Initial Class* - Q/NQ
                               10.000000      10.008885                  0.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.929901      6.117417                 -22.86%                     0          2002
Portfolio: Service
Class - Q/NQ
                               10.000000      7.929901                 -20.70%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Overseas           7.946380      6.121434                 -22.97%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      7.946380                 -20.54%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.276157      7.567056                 -18.42%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Value              9.276163      7.557742                 -18.53%                     0          2002
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 2002 was -1.86%.


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.562543      8.441283                 -11.73%                     0          2002
Manager Portfolio:
Service Class - Q/NQ
                               10.000000      9.562543                  -4.37%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.555262      8.418550                 -11.90%                     0          2002
Manager Portfolio:
Service Class 2 - Q/NQ
                               10.000000      9.555262                  -4.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.381799      7.673999                 -18.20%                     0          2002
Manager: Growth
Portfolio: Service
Class - Q/NQ
                               10.000000      9.381799                  -6.18%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset           9.380557      7.646977                 -18.48%                     0          2002
Manager: Growth
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      9.380557                  -6.19%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.349930      8.201716                 -12.28%                     0          2002
Contrafund(R)Portfolio:
Service Class -Q/NQ
                               10.000000      9.349930                  -6.50%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                 9.348668      8.184341                 -12.45%                     0          2002
Contrafund(R)Portfolio:
Service Class 2 -Q/NQ
                               10.000000      9.348668                  -6.51%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Index           8.944830      6.735282                 -24.70%                     0          2002
500 Portfolio: Initial
Class - Q/NQ
                               10.000000      8.944830                 -10.55%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II                10.340672      11.050882                  6.87%                     0          2002
Investment Grade Bond
Portfolio: Initial
Class - Q/NQ
                               10.000000      10.340672                  3.41%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III                8.471700      6.043687                 -28.66%                     0          2002
Aggressive Growth
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                8.464744      6.015526                 -28.93%                     0          2002
Aggressive Growth
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                9.598419      8.482085                 -11.63%                     0          2002
Balanced Portfolio:
Service Class - Q/NQ
                               10.000000      9.598419                  -4.02%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                9.590830      8.458756                 -11.80%                     0          2002
Balanced Portfolio:
Service Class 2 - Q/NQ
                               10.000000      9.590830                  -4.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                8.336615      7.490455                 -10.15%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class - Q/NQ
                               10.000000      8.336615                 -16.63%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III                8.336631      7.463949                 -10.47%                     0          2002
Dynamic Capital
Appreciation Portfolio:
Service Class 2 - Q/NQ
                               10.000000      8.336631                 -16.63%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Growth         9.312474      7.513266                 -19.32%                     0          2002
& Income Portfolio:
Service Class - Q/NQ
                               10.000000      9.312474                  -6.88%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Growth         9.310745      7.498115                 -19.47%                     0          2002
& Income Portfolio:
Service Class 2 - Q/NQ
                               10.000000      9.310745                  -6.89%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP III Growth         9.029073      6.827790                 -24.38%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
                               10.000000      9.029073                  -9.71%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Growth         9.014771      6.809026                 -24.47%                     0          2002
Opportunities
Portfolio: Service
Class 2 - Q/NQ
                               10.000000      9.014771                  -9.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Mid           10.168041      8.873008                 -12.74%                     0          2002
Cap Portfolio: Service
Class - Q/NQ
                               10.000000      10.168041                  1.68%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Mid           10.158241      8.851763                 -12.86%                     0          2002
Cap Portfolio: Service
Class 2 - Q/NQ
                               10.000000      10.158241                  1.58%                     0          2001
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Value    10.000000           7.833218                 -21.67%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Fidelity VIP III Value    10.000000           7.396668                 -26.03%                     0          2002
Strategies Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Franklin Templeton        10.000000           8.822743                 -11.77%                     0          2002
Variable Insurance
Products Trust -
Franklin Rising
Dividends Securities
Fund: Class 1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
Franklin Templeton        10.000000           7.672856                 -23.27%                     0          2002
Variable Insurance
Products Trust -
Templeton Foreign
Securities Fund: Class
1 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
GVIT Dreyfus GVIT Mid     10.000000           8.202084                 -17.98%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------
GVIT Dreyfus GVIT Mid     10.000000           7.794824                 -22.05%                     0          2002
Cap Index Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- ------------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           7.921200                 -20.79%                     0          2002
Emerging Markets Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           10.663317                  6.63%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.762518                  -2.37%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.384894                  -6.15%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.913996                 -10.86%                     0          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.489769                 -15.10%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           8.158534                 -18.41%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT Gartmore GVIT        10.000000           9.818072                  -1.82%                     0          2002
Money Market Fund:
Class I - Q/NQ*
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.034483                 -29.66%                     0          2002
Growth Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.581674                 -24.18%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -2.21%


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Cap       10.000000           7.026564                 -29.73%                     0          2002
Value Fund: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.128405                 -18.72%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
GVIT GVIT Small Company   10.000000           8.285449                 -17.15%                     0          2002
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.363110                 -26.37%                     0          2002
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           6.240257                 -37.60%                     0          2002
Trust - MFS Mid Cap
Growth Series: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           7.097152                 -29.03%                     0          2002
Trust - MFS New
Discovery Series:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
MFS Variable Insurance    10.000000           8.414790                 -15.85%                     0          2002
Trust - MFS Value
Series: Service Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.587097                 -24.13%                     0          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.819427                 -21.81%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           7.752604                 -22.47%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           9.512634                  -4.87%                     0          2002
Account Funds -
Oppenheimer High Income
Fund/VA: Initial Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.020520                 -19.79%                     0          2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Service Class
- Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           8.255663                 -17.44%                     0          2002
Account Funds -
Oppenheimer Main Street
Small Cap Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Oppenheimer Variable      10.000000           10.319192                  3.19%                     0          2002
Account Funds -
Oppenheimer Strategic
Bond Fund/VA: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.027843                 -19.72%                     0          2002
Putnam VT International
Growth Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           7.661436                 -23.39%                     0          2002
Putnam VT Small Cap
Value Fund: Class IB
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Putnam Variable Trust -   10.000000           8.116751                 -18.83%                     0          2002
Putnam VT Voyager Fund:
Class IB Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF               YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           7.909583                 -20.90%                     0          2002
Investment Trust -
Comstock Portfolio:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Van Kampen Life           10.000000           6.868155                 -31.32%                     0          2002
Investment Trust -
Emerging Growth
Portfolio: Class II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           8.196678                 -18.03%                     0          2002
VISION Large Cap Growth
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           7.862089                 -21.38%                     0          2002
VISION Large Cap Value
Fund II - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VISION Group Of Funds -   10.000000           9.149783                  -8.50%                     0          2002
VISION Managed
Allocation Fund -
Moderate Growth II -
Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------



The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information for 2001 reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002: AIM Variable Insurance Funds - AIM V.I. Basic Value
Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B, AllianceBernstein Variable Products Series Fund, Inc. -

AllianceBernstein Premier Growth Portfolio: Class B, Federated Insurance Series
- Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance TRUST - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from February 14, 2002 through December 31, 2002.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Federated Quality Bond Fund II:
Service Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The following underlying mutual funds were added to the variable account effective May 21, 2002: AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series I Shares, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares, Dreyfus Stock Index Fund, Inc.: Initial Shares, Federated Insurance Series - Federated Growth Strategies Fund II, Federated Insurance Series - Federated International Equity Fund II, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund:
Class 1, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I, GVIT GVIT Small Company Fund: Class I, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Initial Class, Putnam Variable Trust - Putnam VT International Growth
Fund: Class IB, Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB, Putnam Variable Trust - Putnam VT Voyager Fund: Class IB, VISION Group of Funds - VISION Large Cap Growth Fund II, VISION Group of Funds - VISION Large Cap Value Fund II and VISION Group of Funds - VISION Managed Allocation Fund - Moderate Growth II, therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 21, 2002 through December 31, 2002.

The Dreyfus Stock Index Fund Inc.: Service Shares, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund: Class IB, The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II, and The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II were added to the variable account May 1, 2003. Therefore, no Condensed Financial Information is available

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-7:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-7
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:
   Investments at fair value:
      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         791,782 shares (cost $7,064,976) ............................................................       $6,302,586
      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         42,844 shares (cost $713,953) ...............................................................          701,778
      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         2,187 shares (cost $20,671) .................................................................           20,536
      AIM VIF - International Equity Fund - Series II Shares (AIMIntEq2)
         68,273 shares (cost $859,444) ...............................................................          850,003
      AIM VIF - Mid Cap Core Equity Fund - Series I Shares (AIMMidCore)
         16,836 shares (cost $157,377) ...............................................................          160,448
      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         5,219 shares (cost $84,053) .................................................................           84,657
      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         47,252 shares (cost $767,393) ...............................................................          764,071
      Alliance VPSF - AllianceBernstein International Value Portfolio - Class B (AlIntlValB)
         190,976 shares (cost $1,763,870) ............................................................        1,781,804
      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         436,469 shares (cost $4,756,218) ............................................................        4,565,463
      Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB)
         125,070 shares (cost $2,194,853) ............................................................        2,062,411
      Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)
         45,923 shares (cost $847,211) ...............................................................          794,005
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         11,248 shares (cost $106,572) ...............................................................          107,753
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         2,461 shares (cost $45,362) .................................................................           46,504
      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
         11,746 shares (cost $272,315) ...............................................................          263,935
      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         14,326 shares (cost $216,213) ...............................................................          217,903
      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         61,579 shares (cost $273,106) ...............................................................          272,795
      Federated IS - Growth Strategies Fund II (FedGrStrat)
         9,084 shares (cost $124,736) ................................................................          118,095
      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         445,138 shares (cost $3,076,897) ............................................................        3,151,576
      Federated IS - International Equity Fund II (FedIntEq)
         2,607 shares (cost $22,800) .................................................................           22,914

                                                                     (continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         62,060 shares (cost $705,222) ...............................................................          726,721
      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         289,937 shares (cost $3,274,619) ............................................................        3,395,163
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         2,507,932 shares (cost $59,114,648) .........................................................       45,544,040
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         1,649,998 shares (cost $38,822,695) .........................................................       29,864,965
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         1,365,347 shares (cost $30,544,336) .........................................................       24,576,240
      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         2,225,616 shares (cost $109,220,544) ........................................................       52,168,441
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         1,843,508 shares (cost $87,294,307) .........................................................       43,027,482
      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         1,138,691 shares (cost $38,629,283) .........................................................       26,429,008
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         7,229,939 shares (cost $41,320,110) .........................................................       42,873,539
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         3,283,137 shares (cost $28,973,289) .........................................................       19,403,342
      Fidelity(R) VIP - High Income Portfolio - Service Class 2 (FidVIPHI2)
         1,712,061 shares (cost $11,762,410) .........................................................       10,049,798
      Fidelity(R) VIP - Money Market Portfolio - Initial Class (FidVIPMMkt)
         85,664,721 shares (cost $85,664,721) ........................................................       85,664,721
      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         2,639,954 shares (cost $54,714,079) .........................................................       28,986,691
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         973,927 shares (cost $14,908,874) ...........................................................       10,654,757
      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
         604,898 shares (cost $6,711,212) ............................................................        6,593,387
      Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal)
         68,833 shares (cost $598,230) ...............................................................          558,234
      Fidelity(R) VIP - Value Portfolio - Service Class 2 (FidVIPVal2)
         169,681 shares (cost $1,576,084) ............................................................        1,374,420
      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         792,915 shares (cost $12,590,468) ...........................................................       10,109,671
      Fidelity(R) VIP II - Asset Manager Portfolio - Service Class (FidVIPAMS)
         594,078 shares (cost $9,686,734) ............................................................        7,521,025
      Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2 (FidVIPAM2)
         383,080 shares (cost $5,556,740) ............................................................        4,822,973
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class (FidVIPAMGr)
         604,026 shares (cost $9,218,110) ............................................................        6,239,590
      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class (FidVIPAMGrS)
         422,484 shares (cost $6,429,015) ............................................................        4,338,915

      Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2 (FidVIPAMGrS2)
         312,272 shares (cost $4,125,104) ............................................................        3,188,301
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         3,438,982 shares (cost $85,088,291) .........................................................       62,245,574
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         2,161,158 shares (cost $53,786,975) .........................................................       38,987,290
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         1,134,367 shares (cost $24,559,498) .........................................................       20,361,883
      Fidelity(R) VIP II - Index 500 Portfolio - Initial Class (FidVIPI500)
         877,891 shares (cost $130,276,205) ..........................................................       87,718,883
      Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class (FidVIPIGBd)
         8,102,077 shares (cost $102,971,917) ........................................................      110,998,449
      Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class (FidVIPAgGrS)
         27,012 shares (cost $200,823) ...............................................................          163,965
      Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2 (FidVIPAgGr2)
         226,134 shares (cost $1,432,590) ............................................................        1,359,066
      Fidelity(R) VIP III - Balanced Portfolio - Initial Class (FidVIPBal)
         5,062,797 shares (cost $70,698,377) .........................................................       61,563,608
      Fidelity(R) VIP III - Balanced Portfolio - Service Class (FidVIPBalS)
         1,455,613 shares (cost $21,101,918) .........................................................       17,627,479
      Fidelity(R) VIP III - Balanced Portfolio - Service Class 2 (FidVIPBal2)
         774,287 shares (cost $10,551,006) ...........................................................        9,330,159
      Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class (FidVIPDyCapS)
         113,744 shares (cost $719,320) ..............................................................          641,518
      Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2 (FidVIPDyCap2)
         511,393 shares (cost $3,235,219) ............................................................        2,874,031
      Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class (FidVIPGrIn)
         2,811,571 shares (cost $42,868,313) .........................................................       30,533,665
      Fidelity(R) VIP III - Growth & Income Portfolio - Service Class (FidVIPGrInS)
         3,103,824 shares (cost $48,939,268) .........................................................       33,521,304
      Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2 (FidVIPGrIn2)
         1,348,874 shares (cost $19,023,638) .........................................................       14,473,419
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         12,251,711 shares (cost $239,038,691) .......................................................      143,467,537
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         2,983,978 shares (cost $65,313,442) .........................................................       34,912,546
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2 (FidVIPGrOp2)
         617,295 shares (cost $10,517,808) ...........................................................        7,185,312
      Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class (FidVIPMCap)
         145,639 shares (cost $2,770,335) ............................................................        2,550,131
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
         988,995 shares (cost $19,040,999) ...........................................................       17,267,844
      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         1,434,379 shares (cost $27,160,385) .........................................................       24,943,853
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
         7,998 shares (cost $62,833) .................................................................           63,184
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPVaIS2)
         101,840 shares (cost $837,600) ..............................................................          809,628

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
         18,117 shares (cost $245,012) ...............................................................          245,841

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
         4,503 shares (cost $43,326) .................................................................           42,822

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         6,203 shares (cost $68,539) .................................................................           68,355

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II (GVITDMidCap2)
         122,270 shares (cost $1,352,398) ............................................................        1,344,966

      Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
         77,070 shares (cost $465,673) ...............................................................          461,651

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,698,556 shares (cost $20,850,304) .........................................................       20,858,268

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         259,673 shares (cost $2,147,624) ............................................................        2,116,337

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         890,751 shares (cost $8,733,694) ............................................................        8,756,084

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         2,294,855 shares (cost $20,938,671) .........................................................       20,516,003

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         990,487 shares (cost $8,641,071) ............................................................        8,409,234

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         1,361,831 shares (cost $12,930,898) .........................................................       12,842,065

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         32,559,214 shares (cost $32,559,214) ........................................................       32,559,214

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         124,354 shares (cost $1,308,758) ............................................................        1,197,527

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,099 shares (cost $8,080) ..................................................................            8,097

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         108,429 shares (cost $820,109) ..............................................................          799,120

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         2,494 shares (cost $38,800) .................................................................           38,433

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         74,161 shares (cost $1,275,049) .............................................................        1,141,338

      MFS(R) VIT - Investors Growth Series - Service Class (MFSInvGrS)
         146,913 shares (cost $1,096,456) ............................................................        1,026,924

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         402,869 shares (cost $1,889,721) ............................................................        1,804,852

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         132,468 shares (cost $1,473,444) ............................................................        1,375,022

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         219,834 shares (cost $1,926,475) ............................................................        1,894,967

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         149,464 shares (cost $4,131,762) ............................................................        3,965,267

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         2,520 shares (cost $45,562) .................................................................           44,604

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         207,168 shares (cost $3,749,529) ............................................................        3,648,224

      Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
         28,181 shares (cost $204,225) ...............................................................          211,639

      Oppenheimer Main Street Growth & Income Fund/VA - Service Class (OppMSGrIncS)
         236,852 shares (cost $3,883,685) ............................................................        3,614,364

      Oppenheimer Main Street Small Cap Fund/VA - Initial Class (OppMSSmCap)
         7,107 shares (cost $68,495) .................................................................           66,168

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         883,694 shares (cost $3,975,784) ............................................................        4,126,851

      Putnam VT International Growth - IB Shares (PVTIntGr)
         8,434 shares (cost $85,216) .................................................................           85,186

      Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
         8,043 shares (cost $104,749) ................................................................           97,798

      Putnam VT Voyager Fund - IB Shares (PVTVoy)
         5,781 shares (cost $125,140) ................................................................          120,655

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         492,286 shares (cost $4,627,738) ............................................................        4,465,037

      Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)
         95,846 shares (cost $2,014,567) .............................................................        1,825,868

      VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
         56,190 shares (cost $475,846) ...............................................................          469,186

      VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
         67,652 shares (cost $539,344) ...............................................................          520,919

      VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
         712,855 shares (cost $6,658,596) ............................................................        6,622,424

                                                                                                         --------------
            Total investments ........................................................................    1,361,392,299

   Accounts receivable ...............................................................................               --
                                                                                                         --------------
            Total assets .............................................................................    1,361,392,299

Accounts payable .....................................................................................           39,649
                                                                                                         --------------
Contract Owners' Equity (note 4 and note 5) ..........................................................   $1,361,352,650
                                                                                                         ==============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total       AIMBValue2   AIMCapAp2   AIMCapDev
                                                       -------------   ----------   ---------   ---------
   Reinvested dividends ............................   $  30,833,077          74           --       --
   Mortality and expense risk charges (note 2)......     (19,027,514)    (31,567)      (3,265)     (26)
                                                       -------------    --------     --------     ----
      Net investment income (loss) .................      11,805,563     (31,493)      (3,265)     (26)
                                                       -------------    --------     --------     ----

   Proceeds from mutual fund shares sold ...........     849,986,476     259,560      584,361       23
   Cost of mutual fund shares sold .................    (994,624,610)   (336,183)    (650,637)     (28)
                                                       -------------    --------     --------     ----
      Realized gain (loss) on investments ..........    (144,638,134)    (76,623)     (66,276)      (5)
   Change in unrealized gain (loss)
      on investments ...............................    (132,082,786)   (762,389)     (12,174)    (135)
                                                       -------------    --------     --------     ----
      Net gain (loss) on investments ...............    (276,720,920)   (839,012)     (78,450)    (140)
                                                       -------------    --------     --------     ----
   Reinvested capital gains ........................       3,150,025          --           --       --
                                                       -------------    --------     --------     ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(261,765,332)   (870,505)     (81,715)    (166)
                                                       =============    ========     ========     ====

Investment activity:                                    AIMIntEq2    AIMMidCore   AIMPreEq   AIMPreEq2
                                                       -----------   ----------   --------   ---------
   Reinvested dividends ............................         5,306          --        361        2,805
   Mortality and expense risk charges (note 2)......        (5,719)       (486)      (197)      (2,905)
                                                       -----------     -------     ------     --------
      Net investment income (loss) .................          (413)       (486)       164        (100)
                                                       -----------     -------     ------     --------

   Proceeds from mutual fund shares sold ...........    12,352,913      48,351      7,149      184,341
   Cost of mutual fund shares sold .................   (12,301,906)    (50,407)    (7,047)    (239,508)
                                                       -----------     -------     ------     --------
    Realized gain (loss) on investments ............        51,007      (2,056)       102      (55,167)
   Change in unrealized gain (loss)
      on investments ...............................        (9,441)      3,071        604       (3,322)
                                                       -----------     -------     ------     --------
      Net gain (loss) on investments ...............        41,566       1,015        706      (58,489)
                                                       -----------     -------     ------     --------
   Reinvested capital gains ........................            --          --         --           --
                                                       -----------     -------     ------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......        41,153         529        870      (58,589)
                                                       ===========     =======     ======     ========

Investment activity:                                    AlIntlValB    AISmCapValB   AlGrIncB   AlPremGrB
                                                       ------------   -----------   --------   ---------
   Reinvested dividends ............................   $        647         4,530      4,348          --
   Mortality and expense risk charges (note 2) .....         (8,795)      (24,977)   (10,189)     (3,467)
                                                       ------------    ----------   --------    --------
      Net investment income (loss) .................         (8,148)      (20,447)    (5,841)     (3,467)
                                                       ------------    ----------   --------    --------

   Proceeds from mutual fund shares sold ...........     12,379,113     2,280,500    334,464     155,725
   Cost of mutual fund shares sold .................    (12,345,341)   (2,495,478)  (438,926)   (188,521)
                                                       ------------    ----------   --------    --------
      Realized gain (loss) on investments ..........         33,772      (214,978)  (104,462)    (32,796)
   Change in unrealized gain (loss)
      on investments ...............................         17,934      (190,756)  (132,442)    (53,206)
                                                       ------------    ----------   --------    --------
      Net gain (loss) on investments ...............         51,706      (405,734)  (236,904)    (86,002)
                                                       ------------    ----------   --------    --------
   Reinvested capital gains ........................             --         2,265     26,724          --
                                                       ------------    ----------   --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $     43,558      (423,916)  (216,021)    (89,469)
                                                       ============    ==========   ========    ========

Investment activity:                                   DrySmCapIxS   DrySRGro   DryStkIx   FedAmLeadS
                                                       -----------   --------   --------   ----------
   Reinvested dividends ............................         159         120       1,366         --
   Mortality and expense risk charges (note 2) .....        (290)       (129)       (526)      (528)
                                                          ------       -----     -------     ------
      Net investment income (loss) .................        (131)         (9)        840       (528)
                                                          ------       -----     -------     ------

   Proceeds from mutual fund shares sold ...........       7,890         252      42,830      3,086
   Cost of mutual fund shares sold .................      (8,303)       (235)    (42,262)    (3,529)
                                                          ------       -----     -------     ------
      Realized gain (loss) on investments ..........        (413)         17         568       (443)
   Change in unrealized gain (loss)
      on investments ...............................       1,181       1,142      (8,380)     1,690
                                                          ------       -----     -------     ------
      Net gain (loss) on investments ...............         768       1,159      (7,812)     1,247
                                                           ------       -----    -------     ------
   Reinvested capital gains ........................          --          --          --         --
                                                          ------       -----     -------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......         637       1,150      (6,972)       719
                                                          ======       =====     =======     ======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    FedCapApS   FedGrStrat   FedHiIncS   FedIntEq
                                                       ----------   ----------   ---------   --------
   Reinvested dividends ............................     $    --          --         4,054        --
   Mortality and expense risk charges (note 2) .....        (654)       (336)      (12,642)      (69)
                                                         -------      ------      --------    ------
      Net investment income (loss) .................        (654)       (336)       (8,588)      (69)
                                                         -------      ------      --------    ------

   Proceeds from mutual fund shares sold ...........       5,310       1,530       898,765     3,576
   Cost of mutual fund shares sold .................      (6,062)     (1,841)     (948,116)   (4,128)
                                                         -------      ------      --------    ------
      Realized gain (loss) on investments ..........        (752)       (311)      (49,351)     (552)
   Change in unrealized gain (loss)
      on investments ...............................        (311)     (6,641)       74,680       114
                                                         -------      ------      --------    ------
      Net gain (loss) on investments ...............      (1,063)     (6,952)       25,329      (438)
                                                         -------      ------      --------    ------
   Reinvested capital gains ........................          --          --            --        --
                                                         -------      ------      --------    ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $(1,717)     (7,288)       16,741      (507)
                                                         =======      ======      ========    ======

Investment activity:                                   FedQualBd   FedQualBdS     FidVIPEI     FidVIPEIS
                                                       ---------   ----------   -----------   -----------
   Reinvested dividends ............................          --          --      1,048,430       653,178
   Mortality and expense risk charges (note 2) .....      (1,822)    (11,107)      (811,061)     (367,607)
                                                        --------    --------    -----------   -----------
      Net investment income (loss) .................      (1,822)    (11,107)       237,369       285,571
                                                        --------    --------    -----------   -----------

   Proceeds from mutual fund shares sold ...........     183,530     419,437     15,697,366     9,498,866
   Cost of mutual fund shares sold .................    (180,747)   (409,098)   (19,857,647)  (12,546,309)
                                                        --------    --------    -----------   -----------
      Realized gain (loss) on investments ..........       2,783      10,339     (4,160,281)   (3,047,443)
   Change in unrealized gain (loss)
      on investments ...............................      21,499     120,544     (9,633,023)   (5,605,347)
                                                        --------    --------    -----------   -----------
      Net gain (loss) on investments ...............      24,282     130,883    (13,793,304)   (8,652,790)
                                                        --------    --------    -----------   -----------
   Reinvested capital gains ........................          --          --      1,427,029       941,345
                                                        --------    --------    -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      22,460     119,776    (12,128,906)   (7,425,874)
                                                        ========    ========    ===========   ===========

Investment activity:                                    FidVIPEI2      FidVIPGr     FidVIPGrS     FidVIPGr2
                                                       -----------   -----------   -----------   -----------
   Reinvested dividends ............................   $   379,569       215,415        95,011        48,782
   Mortality and expense risk charges (note 2) .....      (318,532)   (1,061,887)     (596,996)     (407,204)
                                                       -----------   -----------   -----------   -----------
      Net investment income (loss) .................        61,037      (846,472)     (501,985)     (358,422)
                                                       -----------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold ...........     2,528,874    26,424,309    16,877,019    11,130,675
   Cost of mutual fund shares sold .................    (3,290,973)  (44,458,169)  (27,903,518)  (22,101,325)
                                                       -----------   -----------   -----------   -----------
      Realized gain (loss) on investments ..........      (762,099)  (18,033,860)  (11,026,499)  (10,970,650)
   Change in unrealized gain (loss)
      on investments ...............................    (5,189,714)  (10,358,811)  (11,517,276)   (1,467,048)
                                                       -----------   -----------   -----------   -----------
      Net gain (loss) on investments ...............    (5,951,813)  (28,392,671)  (22,543,775)  (12,437,698)
                                                       -----------   -----------   -----------   -----------
   Reinvested capital gains ........................       547,026            --            --            --
                                                       -----------   -----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(5,343,750)  (29,239,143)  (23,045,760)  (12,796,120)
                                                       ===========   ===========   ===========   ===========

Investment activity:                                     FidVIPHI     FidVIPHIS     FidVIPHI2    FidVIPMMkt
                                                       -----------   -----------   ----------   ------------
   Reinvested dividends ............................     5,180,187     2,421,374      980,104      1,667,434
   Mortality and expense risk charges (note 2) .....      (657,744)     (209,070)    (119,297)    (1,289,180)
                                                       -----------   -----------   ----------   ------------
      Net investment income (loss) .................     4,522,443     2,212,304      860,807        378,254
                                                       -----------   -----------   ----------   ------------

   Proceeds from mutual fund shares sold ...........    41,833,905     5,872,223    1,370,663    135,375,514
   Cost of mutual fund shares sold .................   (58,041,055)  (11,560,886)  (2,420,666)  (135,375,514)
                                                       -----------   -----------   ----------   ------------
      Realized gain (loss) on investments ..........   (16,207,150)   (5,688,663)  (1,050,003)            --
   Change in unrealized gain (loss)
      on investments ...............................    12,450,707     3,812,246      357,377             --
                                                       -----------   -----------   ----------   ------------
      Net gain (loss) on investments ...............    (3,756,443)   (1,876,417)    (692,626)            --
                                                       -----------   -----------   ----------   ------------
   Reinvested capital gains ........................            --            --           --             --
                                                       -----------   -----------   ----------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       766,000       335,887      168,181        378,254
                                                       ===========   ===========   ==========   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                     FidVIPOv      FidVIPOvS    FidVIPOvS2    FidVIPVal
                                                       ------------   ----------   -----------   ----------
   Reinvested dividends ............................   $    349,848      106,322        66,856          688
   Mortality and expense risk charges (note 2) .....       (560,184)    (140,462)     (113,886)      (9,456)
                                                       ------------   ----------   -----------   ----------
      Net investment income (loss) .................       (210,336)     (34,140)      (47,030)      (8,768)
                                                       ------------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     12,619,054    7,516,782    77,214,365    1,545,023
   Cost of mutual fund shares sold .................    (20,703,441) (13,573,329)  (79,042,961)  (1,724,383)
                                                       ------------   ----------   -----------   ----------
      Realized gain (loss) on investments ..........     (8,084,387)  (6,056,547)   (1,828,596)    (179,360)
   Change in unrealized gain (loss)
      on investments ...............................       (919,623)   2,915,240       230,300      (59,042)
                                                       ------------   ----------   -----------   ----------
      Net gain (loss) on investments ...............     (9,004,010)  (3,141,307)   (1,598,296)    (238,402)
                                                       ------------   ----------   -----------   ----------
   Reinvested capital gains ........................             --           --            --           --
                                                       ------------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $ (9,214,346)  (3,175,447)   (1,645,326)    (247,170)
                                                       ============   ==========   ===========   ==========

Investment activity:                                   FidVIPVal2    FidVIPAM     FidVIPAMS    FidVIPAM2
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................        1,696      480,893      376,753      236,824
   Mortality and expense risk charges (note 2) .....      (21,375)    (165,719)     (89,023)     (75,532)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................      (19,679)     315,174      287,730      161,292
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      927,762    3,497,513    2,460,862    1,658,210
   Cost of mutual fund shares sold .................   (1,024,814)  (4,656,060)  (3,342,520)  (2,190,619)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........      (97,052)  (1,158,547)    (881,658)    (532,409)
   Change in unrealized gain (loss)
      on investments ...............................     (234,918)    (509,642)    (435,961)    (342,188)
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     (331,970)  (1,668,189)  (1,317,619)    (874,597)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     (351,649)  (1,353,015)  (1,029,889)    (713,305)
                                                       ==========   ==========   ==========   ==========

Investment activity:                                    FidVIPAMGr   FidVIPAMGrS    FidVIPAMGrS2    FidVIPCon
                                                       -----------   -----------     ------------   -----------
   Reinvested dividends ............................   $   249,627       156,300        107,414        708,274
   Mortality and expense risk charges (note 2) .....      (110,551)      (52,956)       (50,723)    (1,076,375)
                                                       -----------    ----------     ----------    -----------
      Net investment income (loss) .................       139,076       103,344         56,691       (368,101)
                                                       -----------    ----------     ----------    -----------

   Proceeds from mutual fund shares sold ...........     2,563,093     1,687,045        833,186     23,401,414
   Cost of mutual fund shares sold .................    (3,856,380)   (2,566,257)    (1,323,615)   (24,799,938)
                                                       -----------    ----------     ----------    -----------
      Realized gain (loss) on investments ..........    (1,293,287)     (879,212)      (490,429)    (1,398,524)
   Change in unrealized gain (loss)
      on investments ...............................      (424,180)     (270,914)      (367,537)    (6,522,831)
                                                       -----------    ----------     ----------    -----------
      Net gain (loss) on investments ...............    (1,717,467)   (1,150,126)      (857,966)    (7,921,355)
                                                       -----------    ----------     ----------    -----------
   Reinvested capital gains ........................            --            --             --             --
                                                       -----------    ----------     ----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $(1,578,391)   (1,046,782)      (801,275)    (8,289,456)
                                                       ===========    ==========     ==========    ===========

Investment activity:                                    FidVIPConS   FidVIPCon2    FidVIPI500    FidVIPIGBd
                                                       -----------   ----------   -----------   -----------
   Reinvested dividends ............................       356,563      151,204     1,785,342     3,869,717
   Mortality and expense risk charges (note 2) .....      (460,599)    (261,903)   (1,456,940)   (1,301,094)
                                                       -----------   ----------   -----------   -----------
      Net investment income (loss) .................      (104,036)    (110,699)      328,402     2,568,623
                                                       -----------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ...........    10,716,692    2,976,650    46,677,404    37,416,464
   Cost of mutual fund shares sold .................   (14,192,744)  (4,055,447)  (59,747,088)  (34,763,507)
                                                       -----------   ----------   -----------   -----------
      Realized gain (loss) on investments ..........    (3,476,052)  (1,078,797)  (13,069,684)    2,652,957
   Change in unrealized gain (loss)
      on investments ...............................    (1,471,676)  (1,259,795)  (20,609,739)    3,774,684
                                                       -----------   ----------   -----------   -----------
      Net gain (loss) on investments ...............    (4,947,728)  (2,338,592)  (33,679,423)    6,427,641
                                                       -----------   ----------   -----------   -----------
   Reinvested capital gains ........................            --           --            --            --
                                                       -----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    (5,051,764)  (2,449,291)  (33,351,021)    8,996,264
                                                       ===========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidVIPAgGrS   FidVIPAgGr2     FidVIPBal    FidVIPBalS
                                                       -----------   -----------    -----------   ----------
   Reinvested dividends ............................   $        --            --      2,484,629      640,589
   Mortality and expense risk charges (note 2) .....        (2,937)      (18,810)    (1,047,869)    (199,493)
                                                       -----------    ----------    -----------   ----------
      Net investment income (loss) .................        (2,937)      (18,810)     1,436,760      441,096
                                                       -----------    ----------    -----------   ----------

   Proceeds from mutual fund shares sold ...........     1,150,185     2,552,260     20,217,248    5,107,111
   Cost of mutual fund shares sold .................    (1,198,491)   (2,952,459)   (18,688,155)  (6,507,334)
                                                       -----------    ----------    -----------   ----------
      Realized gain (loss) on investments ..........       (48,306)     (400,199)     1,529,093   (1,400,223)
   Change in unrealized gain (loss)
      on investments ...............................       (42,322)      (54,372)   (11,611,002)  (1,262,781)
                                                       -----------    ----------    -----------   ----------
      Net gain (loss) on investments ...............       (90,628)     (454,571)   (10,081,909)  (2,663,004)
                                                       -----------    ----------    -----------   ----------
   Reinvested capital gains ........................            --            --             --           --
                                                       -----------    ----------    -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $   (93,565)     (473,381)    (8,645,149)  (2,221,908)
                                                       ===========    ==========    ===========   ==========

Investment activity:                                   FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2    FidVIPGrIn
                                                       ----------   ------------   ------------   -----------
   Reinvested dividends ............................      315,630         1,139         5,096         578,326
   Mortality and expense risk charges (note 2) .....     (139,027)       (8,122)      (38,125)       (540,281)
                                                       ----------    ----------      --------     -----------
      Net investment income (loss) .................      176,603        (6,983)      (33,029)         38,045
                                                       ----------    ----------      --------     -----------

   Proceeds from mutual fund shares sold ...........    2,022,749     1,213,482       626,832      11,587,975
   Cost of mutual fund shares sold .................   (2,543,412)   (1,265,718)     (984,518)    (14,359,818)
                                                       ----------    ----------      --------     -----------
      Realized gain (loss) on investments ..........     (520,663)      (52,236)     (357,686)     (2,771,843)
   Change in unrealized gain (loss)
      on investments ...............................     (884,253)      (61,976)       85,670      (5,373,746)
                                                       ----------    ----------      --------     -----------
      Net gain (loss) on investments ...............   (1,404,916)     (114,212)     (272,016)     (8,145,589)
                                                       ----------    ----------      --------     -----------
   Reinvested capital gains ........................           --            --            --              --
                                                       ----------    ----------      --------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (1,228,313)     (121,195)     (305,045)     (8,107,544)
                                                       ==========    ==========      ========     ===========

Investment activity:                                    FidVIPGrInS   FidVIPGrIn2    FidVIPGrOp   FidVIPGrOpS
                                                       ------------   -----------   -----------   -----------
   Reinvested dividends ............................   $    573,178      226,552      2,323,494       457,053
   Mortality and expense risk charges (note 2) .....       (410,916)    (208,473)    (2,726,317)     (454,537)
                                                       ------------   ----------    -----------   -----------
      Net investment income (loss) .................        162,262       18,079       (402,823)        2,516
                                                       ------------   ----------    -----------   -----------

   Proceeds from mutual fund shares sold ...........      9,497,568    2,312,816     63,287,236    11,820,522
   Cost of mutual fund shares sold .................    (13,834,752)  (3,287,115)   (77,219,331)  (20,345,837)
                                                       ------------   ----------    -----------   -----------
      Realized gain (loss) on investments ..........     (4,337,184)    (974,299)   (13,932,095)   (8,525,315)
   Change in unrealized gain (loss)
      on investments ...............................     (4,398,255)  (2,461,911)   (39,108,268)   (3,817,244)
                                                       ------------   ----------    -----------   -----------
      Net gain (loss) on investments ...............     (8,735,439)  (3,436,210)   (53,040,363)  (12,342,559)
                                                       ------------   ----------    -----------   -----------
   Reinvested capital gains ........................             --           --             --            --
                                                       ------------   ----------    -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $ (8,573,177)  (3,418,131)   (53,443,186)  (12,340,043)
                                                       ============   ==========    ===========   ===========

Investment activity:                                   FidVIPGrOp2   FidVIPMCap   FidVIPMCapS   FidVIPMCap2
                                                       -----------   ----------   -----------   -----------
   Reinvested dividends ............................       85,099       27,126       199,979       224,373
   Mortality and expense risk charges (note 2) .....     (115,733)     (38,117)     (218,585)     (341,272)
                                                       ----------     --------    ----------    ----------
      Net investment income (loss) .................      (30,634)     (10,991)      (18,606)     (116,899)
                                                       ----------     --------    ----------    ----------

   Proceeds from mutual fund shares sold ...........    2,794,804      778,879     7,360,417     3,796,426
   Cost of mutual fund shares sold .................   (4,634,362)    (776,578)   (7,590,135)   (4,087,094)
                                                       ----------     --------    ----------    ----------
      Realized gain (loss) on investments ..........   (1,839,558)       2,301      (229,718)     (290,668)
   Change in unrealized gain (loss)
      on investments ...............................     (758,633)    (349,784)   (2,379,347)   (2,869,250)
                                                       ----------     --------    ----------    ----------
      Net gain (loss) on investments ...............   (2,598,191)    (347,483)   (2,609,065)   (3,159,918)
                                                       ----------     --------    ----------    ----------
   Reinvested capital gains ........................           --           --            --            --
                                                       ----------     --------    ----------    ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (2,628,825)    (358,474)   (2,627,671)   (3,276,817)
                                                       ==========     ========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidVIPVaIS   FidVIPVaIS2   FrVIPRisDiv   FrVIPForSec
                                                       ----------   -----------   -----------   -----------
   Reinvested dividends ............................     $  --              --           --          --
   Mortality and expense risk charges (note 2) .....      (159)         (2,693)        (568)       (115)
                                                         -----        --------      -------        ----
      Net investment income (loss) .................      (159)         (2,693)        (568)       (115)
                                                         -----        --------      -------        ----

   Proceeds from mutual fund shares sold ...........       127         193,634       11,000         117
   Cost of mutual fund shares sold .................      (151)       (236,964)     (11,409)       (138)
                                                         -----        --------      -------        ----
      Realized gain (loss) on investments ..........       (24)        (43,330)        (409)        (21)
   Change in unrealized gain (loss)
      on investments ...............................       352         (27,972)         830        (504)
                                                         -----        --------      -------        ----
      Net gain (loss) on investments ...............       328         (71,302)         421        (525)
                                                         -----        --------      -------        ----
   Reinvested capital gains ........................        --              --           --          --
                                                         -----        --------      -------        ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $ 169         (73,995)        (147)       (640)
                                                         =====        ========      =======        ====

Investment activity:                                   GVITDMidCapI   GVITDMidCap2   GVITEmMrkts2    GVITGvtBd
                                                       ------------   ------------   ------------   ----------
   Reinvested dividends ............................        108            1,811             443       388,154
   Mortality and expense risk charges (note 2) .....       (174)          (4,079)         (3,929)      (84,676)
                                                           ----         --------      ----------    ----------
      Net investment income (loss) .................        (66)          (2,268)         (3,486)      303,478
                                                           ----         --------      ----------    ----------

   Proceeds from mutual fund shares sold ...........        442          617,601       8,728,754     5,916,393
   Cost of mutual fund shares sold .................       (504)        (644,927)     (8,855,510)   (5,729,335)
                                                           ----         --------      ----------    ----------
      Realized gain (loss) on investments ..........        (62)         (27,326)       (126,756)      187,058
   Change in unrealized gain (loss)
      on investments ...............................       (184)          (7,432)         (4,021)        7,964
                                                           ----         --------      ----------    ----------
      Net gain (loss) on investments ...............       (246)         (34,758)       (130,777)      195,022
                                                           ----         --------      ----------    ----------
   Reinvested capital gains ........................        333            6,272              --       146,240
                                                           ----         --------      ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......         21          (30,754)       (134,263)      644,740
                                                           ====         ========      ==========    ==========

Investment activity:                                   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                       ---------   ---------   ---------   ------------
   Reinvested dividends ............................   $   8,110     96,132     150,955        48,536
   Mortality and expense risk charges (note 2) .....      (7,271)   (32,621)    (74,138)      (28,990)
                                                       ---------   --------    --------      --------
      Net investment income (loss) .................         839     63,511      76,817        19,546
                                                       ---------   --------    --------      --------

   Proceeds from mutual fund shares sold ...........     392,448    158,829     385,359       256,913
   Cost of mutual fund shares sold .................    (437,741)  (164,251)   (452,866)     (300,961)
                                                       ---------   --------    --------      --------
      Realized gain (loss) on investments ..........     (45,293)    (5,422)    (67,507)      (44,048)
   Change in unrealized gain (loss)
      on investments ...............................     (31,287)    22,390    (422,668)     (231,837)
                                                       ---------   --------    --------      --------
      Net gain (loss) on investments ...............     (76,580)    16,968    (490,175)     (275,885)
                                                       ---------   --------    --------      --------
   Reinvested capital gains ........................          47      4,213      16,194        12,436
                                                       ---------   --------    --------      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (75,694)    84,692    (397,164)     (243,903)
                                                       =========   ========    ========      ========

Investment activity:                                   GVITIDModCon     GVITMyMkt    GVITSmCapGr2   GVITSmCapVal
                                                       ------------   ------------   ------------   ------------
   Reinvested dividends ............................      123,152          145,231           --            1
   Mortality and expense risk charges (note 2) .....      (47,225)        (162,615)      (5,340)         (25)
                                                         --------     ------------     --------         ----
      Net investment income (loss) .................       75,927          (17,384)      (5,340)         (24)
                                                         --------     ------------     --------         ----

   Proceeds from mutual fund shares sold ...........      799,630      123,872,459      159,608          110
   Cost of mutual fund shares sold .................     (851,033)    (123,872,459)    (198,856)        (137)
                                                         --------     ------------     --------         ----
      Realized gain (loss) on investments ..........      (51,403)              --      (39,248)         (27)
   Change in unrealized gain (loss)
      on investments ...............................      (88,832)              --     (111,231)          17
                                                         --------     ------------     --------         ----
      Net gain (loss) on investments ...............     (140,235)              --     (150,479)         (10)
                                                         --------     ------------     --------         ----
   Reinvested capital gains ........................       14,095               --           --           18
                                                         --------     ------------     --------         ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (50,213)         (17,384)    (155,819)         (16)
                                                         ========     ============     ========         ====

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   GVITSmCapVal2   GVITSmComp   GVITSmComp2   MFSInvGrS
                                                       -------------   ----------   -----------   ---------
   Reinvested dividends ............................     $      --           --            --           --
   Mortality and expense risk charges (note 2) .....        (2,913)         (85)       (6,764)      (4,026)
                                                         ---------      -------      --------     --------
      Net investment income (loss) .................        (2,913)         (85)       (6,764)      (4,026)
                                                         ---------      -------      --------     --------

   Proceeds from mutual fund shares sold ...........       160,403       35,108       107,988       92,915
   Cost of mutual fund shares sold .................      (207,179)     (34,842)     (130,570)    (107,097)
                                                         ---------      -------      --------     --------
      Realized gain (loss) on investments ..........       (46,776)         266       (22,582)     (14,182)
   Change in unrealized gain (loss)
      on investments ...............................       (20,989)        (367)     (133,711)     (69,532)
                                                         ---------      -------      --------     --------
      Net gain (loss) on investments ...............       (67,765)        (101)     (156,293)     (83,714)
                                                         ---------      -------      --------     --------
   Reinvested capital gains ........................         5,349           --            --           --
                                                         ---------      -------      --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $ (65,329)        (186)     (163,057)     (87,740)
                                                         =========      =======      ========     ========

Investment activity:                                   MFSMidCapGrS   MFSNewDiscS     MFSValS    OppCapApS
                                                       ------------   -----------   ----------   ---------
   Reinvested dividends ............................           --            --             --        165
   Mortality and expense risk charges (note 2) .....       (6,872)       (5,703)        (8,244)   (19,452)
                                                         --------      --------     ----------   --------
      Net investment income (loss) .................       (6,872)       (5,703)        (8,244)   (19,287)
                                                         --------      --------     ----------   --------

   Proceeds from mutual fund shares sold ...........      139,344        62,715      3,758,007    808,597
   Cost of mutual fund shares sold .................     (199,062)      (79,877)    (3,822,185)  (995,217)
                                                         --------      --------     ----------   --------
      Realized gain (loss) on investments ..........      (59,718)      (17,162)       (64,178)  (186,620)
   Change in unrealized gain (loss)
      on investments ...............................      (84,868)      (98,422)       (31,508)  (166,495)
                                                         --------      --------     ----------   --------
      Net gain (loss) on investments ...............     (144,586)     (115,584)       (95,686)  (353,115)
                                                         --------      --------     ----------   --------
   Reinvested capital gains ........................           --            --             --         --
                                                         --------      --------     ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (151,458)     (121,287)      (103,930)  (372,402)
                                                         ========      ========     ==========   ========

Investment activity:                                   OppGlSec    OppGlSecS    OppHighInc   OppMSGrIncS
                                                       --------   -----------   ----------   -----------
   Reinvested dividends ............................    $    --            20         --            120
   Mortality and expense risk charges (note 2) .....        (85)      (22,459)      (547)       (17,089)
                                                        -------   -----------     ------       --------
      Net investment income (loss) .................        (85)      (22,439)      (547)       (16,969)
                                                        -------   -----------     ------       --------

   Proceeds from mutual fund shares sold ...........        417    25,372,696      1,602        298,152
   Cost of mutual fund shares sold .................       (468)  (25,658,281)    (1,711)      (376,273)
                                                        -------   -----------     ------       --------
      Realized gain (loss) on investments ..........        (51)     (285,585)      (109)       (78,121)
   Change in unrealized gain (loss)
      on investments ...............................       (959)     (101,304)     7,413       (269,321)
                                                        -------   -----------     ------       --------
      Net gain (loss) on investments ...............     (1,010)     (386,889)     7,304       (347,442)
                                                        -------   -----------     ------       --------
   Reinvested capital gains ........................         --            --         --             --
                                                        -------   -----------     ------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $(1,095)     (409,328)     6,757       (364,411)
                                                        =======   ===========     ======       ========

Investment activity:                                   OppMSSmCap   OppStratBdS   PVTIntGr   PVTSmCapVal
                                                       ----------   -----------   --------   -----------
   Reinvested dividends ............................          --        1,751          --           --
   Mortality and expense risk charges (note 2) .....        (171)     (17,077)       (184)        (367)
                                                         -------     --------     -------      -------
      Net investment income (loss) .................        (171)     (15,326)       (184)        (367)
                                                         -------     --------     -------      -------

   Proceeds from mutual fund shares sold ...........      10,095      339,087      30,878       19,543
   Cost of mutual fund shares sold .................     (11,284)    (342,581)    (31,378)     (25,097)
                                                         -------     --------     -------      -------
      Realized gain (loss) on investments ..........      (1,189)      (3,494)       (500)      (5,554)
   Change in unrealized gain (loss)
      on investments ...............................      (2,327)     151,066         (30)      (6,951)
                                                         -------     --------     -------      -------
      Net gain (loss) on investments ...............      (3,516)     147,572        (530)     (12,505)
                                                         -------     --------     -------      -------
   Reinvested capital gains ........................          --           --          --           --
                                                         -------     --------     -------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (3,687)     132,246        (714)     (12,872)
                                                         =======     ========     =======      =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    PVTVoy    VKCom2     VKEmGr2   VISLgCapGr2   VISLgCapVal2   VISModGr2
                                                       -------   --------   --------   -----------   ------------   ---------
   Reinvested dividends ............................   $    --        237         24          --           554         7,735
   Mortality and expense risk charges (note 2) .....      (297)   (19,546)    (7,050)     (1,503)       (1,604)      (17,192)
                                                       -------   --------   --------    --------       -------       -------
      Net investment income (loss) .................      (297)   (19,309)    (7,026)     (1,503)       (1,050)       (9,457)
                                                       -------   --------   --------    --------       -------       -------

   Proceeds from mutual fund shares sold ...........       557    298,974     41,632     219,659        47,991        46,543
   Cost of mutual fund shares sold .................      (597)  (397,715)   (53,704)   (231,474)      (58,688)      (49,511)
                                                       -------   --------   --------    --------       -------       -------
   Realized gain (loss) on investments .............       (40)   (98,741)   (12,072)    (11,815)      (10,697)       (2,968)
   Change in unrealized gain (loss)
      on investments ...............................    (4,485)  (162,701)  (188,699)     (6,660)      (18,426)      (36,172)
                                                       -------   --------   --------    --------       -------       -------
      Net gain (loss) on investments ...............    (4,525)  (261,442)  (200,771)    (18,475)      (29,123)      (39,140)
                                                       -------   --------   --------    --------       -------       -------
   Reinvested capital gains ........................        --        439         --          --            --            --
                                                       -------   --------   --------    --------       -------       -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(4,822)  (280,312)  (207,797)    (19,978)      (30,173)      (48,597)
                                                       =======   ========   ========    ========       =======       =======

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                                    Total                 AIMBValue2
                                                       ------------------------------   ----------------
Investment activity:                                        2002            2001          2002      2001
                                                       --------------   -------------   ---------   ----
   Net investment income (loss) ....................   $   11,805,583      19,016,936     (31,493)   --
   Realized gain (loss) on investments .............     (144,638,134)    (49,840,467)    (76,623)   --
   Change in unrealized gain (loss)
      on investments ...............................     (132,082,786)   (264,649,438)   (762,389)   --
   Reinvested capital gains ........................        3,150,025      45,788,706          --    --
                                                       --------------   -------------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     (261,765,312)   (249,684,263)   (870,505)   --
                                                       --------------   -------------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................      221,044,118     178,976,934   4,922,856    --
   Transfers between funds .........................               --              --   2,466,050    --
   Redemptions (note 3) ............................     (318,641,040)   (258,016,330)   (212,475)   --
   Annuity benefits ................................         (261,777)       (238,537)         --    --
   Annual contract maintenance charges
      (note 2) .....................................         (147,457)       (158,852)         --    --
   Contingent deferred sales charges
      (note 2) .....................................       (4,713,352)     (4,882,755)     (3,461)   --
   Adjustments to maintain reserves ................           (5,716)       (210,508)       (464)   --
                                                       --------------   -------------   ---------   ---
         Net equity transactions ...................     (102,725,224)    (84,530,048)  7,172,506    --
                                                       --------------   -------------   ---------   ---

Net change in contract owners' equity ..............     (364,490,536)   (334,214,311)  6,302,001    --
Contract owners' equity beginning
   of period .......................................    1,725,843,186   2,060,057,497          --    --
                                                       --------------   -------------   ---------   ---
Contract owners' equity end of period ..............   $1,361,352,650   1,725,843,186   6,302,001    --
                                                       ==============   =============   =========   ===

CHANGES IN UNITS:
   Beginning units .................................      142,510,521     144,379,492          --    --
                                                       --------------   -------------   ---------   ---
   Units purchased .................................       30,717,802      21,886,758     822,843    --
   Units redeemed ..................................      (36,713,481)    (23,755,729)    (22,375)   --
                                                       --------------   -------------   ---------   ---
   Ending units ....................................      136,514,842     142,510,521     800,468    --
                                                       ==============   =============   =========   ===

                                                          AIMCapAp2       AIMCapDev
                                                       --------------   -------------
Investment activity:                                     2002    2001    2002    2001
                                                       -------   ----   ------   ----
   Net investment income (loss) ....................    (3,265)    --      (26)    --
   Realized gain (loss) on investments .............   (66,276)    --       (5)    --
   Change in unrealized gain (loss)
      on investments ...............................   (12,174)    --     (135)    --
   Reinvested capital gains ........................        --     --       --     --
                                                       -------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................   (81,715)    --     (166)    --
                                                       -------    ---   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................   735,669     --   20,703     --
   Transfers between funds .........................    98,631     --       --     --
   Redemptions (note 3) ............................   (50,770)    --       --     --
   Annuity benefits ................................        --     --       --     --
   Annual contract maintenance charges
      (note 2) .....................................        --     --       --     --
   Contingent deferred sales charges
      (note 2) .....................................        --     --       --     --
   Adjustments to maintain reserves ................      (192)    --       (2)    --
                                                       -------    ---   ------    ---
         Net equity transactions ...................   783,338     --   20,701     --
                                                       -------    ---   ------    ---

Net change in contract owners' equity ..............   701,623     --   20,535     --
Contract owners' equity beginning
   of period .......................................        --     --       --     --
                                                       -------    ---   ------    ---
Contract owners' equity end of period ..............   701,623     --   20,535     --
                                                       =======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units .................................        --     --       --     --
                                                       -------    ---   ------    ---
   Units purchased .................................    97,063     --    2,639     --
   Units redeemed ..................................    (5,266)    --       --     --
                                                       -------    ---   ------    ---
   Ending units ....................................    91,797     --    2,639     --
                                                       =======    ===   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                AIMIntEq2       AIMMidCore        AIMPreEq        AIMPreEq2
                                            ---------------   --------------   -------------   --------------
Investment activity:                          2002     2001    2002     2001    2002    2001     2002    2001
                                            --------   ----   -------   ----   ------   ----   -------   ----
   Net investment income (loss) .........   $   (413)   --       (486)   --       164    --       (100)   --
   Realized gain (loss) on investments ..     51,007    --     (2,056)   --       102    --    (55,167)   --
   Change in unrealized gain (loss)
      on investments ....................     (9,441)   --      3,071    --       604    --     (3,322)   --
   Reinvested capital gains .............         --    --         --    --        --    --         --    --
                                            --------   ---    -------   ---    ------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     41,153    --        529    --       870    --    (58,589)   --
                                            --------   ---    -------   ---    ------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    627,878    --    121,602    --    49,735    --    765,753    --
   Transfers between funds ..............    197,527    --     38,448    --    34,052    --     58,983    --
   Redemptions (note 3) .................    (16,499)   --       (130)   --        --    --     (2,042)   --
   Annuity benefits .....................         --    --         --    --        --    --         --    --
   Annual contract maintenance charges
      (note 2) ..........................         --    --         --    --        --    --         --    --
   Contingent deferred sales charges
      (note 2) ..........................        (54)   --         --    --        --    --        (24)   --
   Adjustments to maintain reserves .....       (112)   --         (8)   --         1    --       (112)   --
                                            --------   ---    -------   ---    ------   ---    -------   ---
         Net equity transactions ........    808,740    --    159,912    --    83,788    --    822,558    --
                                            --------   ---    -------   ---    ------   ---    -------   ---

Net change in contract owners' equity ...    849,893    --    160,441    --    84,658    --    763,969    --
Contract owners' equity beginning
   of period ............................         --    --         --    --        --    --         --    --
                                            --------   ---    -------   ---    ------   ---    -------   ---
Contract owners' equity end of period ...   $849,893    --    160,441    --    84,658    --    763,969    --
                                            ========   ===    =======   ===    ======   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ......................         --    --         --    --        --    --         --    --
                                            --------   ---    -------   ---    ------   ---    -------   ---
   Units purchased ......................    101,737    --     18,683    --    10,318    --    104,355    --
   Units redeemed .......................     (1,955)   --        (15)   --        --    --       (257)   --
                                            --------   ---    -------   ---    ------   ---    -------   ---
   Ending units .........................     99,782    --     18,668    --    10,318    --    104,098    --
                                            ========   ===    =======   ===    ======   ===    =======   ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                AlIntlValB         AISmCapValB         AlGrIncB          AlPremGrB
                                            -----------------   ----------------   ----------------   --------------
Investment activity:                           2002      2001      2002     2001     2002      2001     2002    2001
                                            ----------   ----   ---------   ----   ---------   ----   -------   ----
   Net investment income (loss) .........   $   (8,148)    --     (20,447)    --      (5,841)    --    (3,467)    --
   Realized gain (loss) on investments ..       33,772     --    (214,978)    --    (104,462)    --   (32,796)    --
   Change in unrealized gain (loss)
      on investments ....................       17,934     --    (190,756)    --    (132,442)    --   (53,206)    --
   Reinvested capital gains .............           --     --       2,265     --      26,724     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       43,558     --    (423,916)    --    (216,021)    --   (89,469)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,567,669     --   3,315,374     --   2,206,537     --   718,677     --
   Transfers between funds ..............      211,075     --   1,832,019     --     177,676     --   203,331     --
   Redemptions (note 3) .................      (40,005)    --    (156,241)    --    (104,834)    --   (38,536)    --
   Annuity benefits .....................           --     --          --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................         (548)    --      (2,075)    --        (949)    --        --     --
   Adjustments to maintain reserves .....          (38)    --         (52)    --        (253)    --      (108)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
         Net equity transactions ........    1,738,153     --   4,989,025     --   2,278,177     --   883,364     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---

Net change in contract owners' equity ...    1,781,711     --   4,565,109     --   2,062,156     --   793,895     --
Contract owners' equity beginning
   of period ............................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
Contract owners' equity end of period ...   $1,781,711     --   4,565,109     --   2,062,156     --   793,895     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --          --     --        --     --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Units purchased ......................      193,582     --     519,317     --     267,187     --   111,265     --
   Units redeemed .......................       (4,166)    --     (14,861)    --     (10,799)    --    (4,292)    --
                                            ----------    ---   ---------    ---   ---------    ---   -------    ---
   Ending units .........................      189,416     --     504,456     --     256,388     --   106,973     --
                                            ==========    ===   =========    ===   =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         DrySmCapIxS        DrySRGro        DryStkIx        FedAmLeadS
                                                       ---------------   -------------   --------------   --------------
Investment activity:                                     2002     2001    2002    2001    2002     2001    2002     2001
                                                       --------   ----   ------   ----   -------   ----   -------   ----
   Net investment income (loss) ....................   $   (131)    --       (9)    --       840     --      (528)    --
   Realized gain (loss) on investments .............       (413)    --       17     --       568     --      (443)    --
   Change in unrealized gain (loss)
      on investments ...............................      1,181     --    1,142     --    (8,380)    --     1,690     --
   Reinvested capital gains                                  --     --       --     --        --     --        --     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................        637     --    1,150     --    (6,972)    --       719     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................     99,555     --   45,485     --   265,907     --   175,070     --
   Transfers between funds .........................      8,114     --       --     --     5,000     --    42,957     --
   Redemptions (note 3) ............................       (553)    --     (131)    --        --     --      (842)    --
   Annuity benefits ................................         --     --       --     --        --     --        --     --
   Annual contract maintenance charges
      (note 2) .....................................         --     --       --     --        --     --        --     --
   Contingent deferred sales charges
      (note 2) .....................................         --     --       --     --        --     --        --     --
   Adjustments to maintain reserves ................          2     --       --     --       (14)    --        (5)    --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
            Net equity transactions ................    107,118     --   45,354     --   270,893     --   217,180     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---

Net change in contract owners' equity ..............    107,755     --   46,504     --   265,921     --   217,899     --
Contract owners' equity beginning
   of period .......................................         --     --       --     --        --     --        --     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
Contract owners' equity end of period ..............   $107,755     --   46,504     --   263,921     --   217,899     --
                                                       ========    ===   ======    ===   =======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units                                           --     --       --     --        --     --        --     --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
   Units purchased                                       13,201     --    5,861     --    31,338     --    27,108     --
   Units redeemed                                           (67)    --      (17)    --        --     --      (104)    --
                                                       --------    ---   ------    ---   -------    ---   -------    ---
   Ending units                                          13,134     --    5,844     --    31,338     --    27,004     --
                                                       ========    ===   ======    ===   =======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001


                                                           FedCapApS       FedGrStrat        FedHiIncS         FedIntEq
                                                       ---------------   --------------   ----------------   -------------
Investment activity:                                     2002     2001    2002     2001     2002      2001    2002    2001
                                                       --------   ----   -------   ----   ---------   ----   ------   ----
   Net investment income (loss) ....................   $   (654)    --      (336)    --      (8,588)    --      (69)    --
   Realized gain (loss) on investments .............       (752)    --      (311)    --     (49,351)    --     (552)    --
   Change in unrealized gain (loss)
      on investments ...............................       (311)    --    (6,641)    --      74,680     --      114     --
   Reinvested capital gains ........................         --     --        --     --          --     --       --     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     (1,717)    --    (7,288)    --      16,741     --     (507)    --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................    223,117     --   126,429     --   2,100,936     --   23,422     --
   Transfers between funds .........................     51,693     --      (188)    --   1,537,756     --       --     --
   Redemptions (note 3) ............................       (299)    --      (858)    --    (492,574)    --       --     --
   Annuity benefits ................................         --     --        --     --          --     --       --     --
   Annual contract maintenance charges
      (note 2) .....................................         --     --        --     --          --     --       --     --
   Contingent deferred sales charges
      (note 2) .....................................         --     --        --     --     (11,388)    --       --     --
   Adjustments to maintain reserves ................        (32)    --       (14)    --         144     --       (3)    --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
            Net equity transactions ................    274,479     --   125,369     --   3,134,874     --   23,419     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---

Net change in contract owners' equity ..............    272,762     --   118,081     --   3,151,615     --   22,912     --
Contract owners' equity beginning
   of period .......................................         --     --        --     --   --            --       --     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
Contract owners' equity end of period ..............   $272,762     --   118,081     --   3,151,615     --   22,912     --
                                                       ========    ===   =======    ===   =========    ===   ======    ===

CHANGES IN UNITS:
   Beginning units .................................         --     --        --     --          --     --       --     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
   Units purchased .................................     33,523     --    14,631     --     354,926     --    2,956     --
   Units redeemed ..................................        (36)    --      (119)    --     (37,810)    --       --     --
                                                       --------    ---   -------    ---   ---------    ---   ------    ---
   Ending units ....................................     33,487     --    14,512     --     317,116     --    2,956     --
                                                       ========    ===   =======    ===   =========    ===   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                FedQualBd         FedQualBdS
                                            ----------------   ----------------
Investment activity:                          2002      2001     2002      2001
                                            ---------   ----   ---------   ----
   Net investment income (loss) .........   $  (1,822)    --     (11,107)    --
   Realized gain (loss) on investments ..       2,783     --      10,339     --
   Change in unrealized gain (loss)
      on investments ....................      21,499     --     120,544     --
   Reinvested capital gains .............          --     --          --     --
                                            ---------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      22,460     --     119,776     --
                                            ---------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     862,690     --   2,422,346     --
   Transfers between funds ..............      21,909     --   1,113,779     --
   Redemptions (note 3) .................    (180,339)    --    (253,193)    --
   Annuity benefits .....................          --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................          --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................          --     --      (7,545)    --
   Adjustments to maintain reserves .....         (13)    --         (45)    --
                                            ---------    ---   ---------    ---
         Net equity transactions ........     704,247     --   3,275,342     --
                                            ---------    ---   ---------    ---

Net change in contract owners' equity ...     726,707     --   3,395,118     --
Contract owners' equity beginning
   of period ............................          --     --          --     --
                                            ---------    ---   ---------    ---
Contract owners' equity end of period ...   $ 726,707     --   3,395,118     --
                                            =========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................          --     --          --     --
                                            ---------    ---   ---------    ---
   Units purchased ......................      79,726     --     338,752     --
   Units redeemed .......................     (11,546)    --     (21,217)    --
                                            ---------    ---   ---------    ---
   Ending units .........................      68,180     --     317,535     --
                                            =========    ===   =========    ===

                                                      FidVIPEI                   FidVIPEIS
                                            -------------------------   ------------------------
Investment activity:                           2002           2001          2002         2001
                                            -----------   -----------   -----------   ----------
   Net investment income (loss) .........       237,369       166,696       285,571      284,812
   Realized gain (loss) on investments ..    (4,160,281)     (499,084)   (3,047,443)    (295,798)
   Change in unrealized gain (loss)
      on investments ....................    (9,633,023)   (7,284,439)   (5,605,347)  (5,166,889)
   Reinvested capital gains .............     1,427,029     3,070,179       941,345    2,166,877
                                            -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (12,128,906)   (4,546,648)   (7,425,874)  (3,010,998)
                                            -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       707,182     1,110,758       442,150      668,017
   Transfers between funds ..............     3,741,161    14,029,527    (2,369,905)   4,025,527
   Redemptions (note 3) .................   (12,747,112)  (10,194,491)   (4,362,447)  (4,595,216)
   Annuity benefits .....................       (24,000)      (15,453)           --           --
   Annual contract maintenance charges
      (note 2) ..........................        (8,389)       (7,012)           --           --
   Contingent deferred sales charges
      (note 2) ..........................      (159,889)     (239,610)      (74,961)    (115,810)
   Adjustments to maintain reserves .....        (1,579)         (536)       (1,120)        (343)
                                            -----------   -----------   -----------   ----------
         Net equity transactions ........    (8,492,626)    4,683,183    (6,366,283)     (17,825)
                                            -----------   -----------   -----------   ----------

Net change in contract owners' equity ...   (20,621,532)      136,535   (13,792,157)  (3,028,823)
Contract owners' equity beginning
   of period ............................    66,164,277    66,027,742    43,655,790   46,684,613
                                            -----------   -----------   -----------   ----------
Contract owners' equity end of period ...    45,542,745    66,164,277    29,863,633   43,655,790
                                            ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,706,556     4,407,750     3,845,772    3,865,571
                                            -----------   -----------   -----------   ----------
   Units purchased ......................       402,249       419,043        44,987      905,478
   Units redeemed .......................    (1,152,679)     (120,237)     (684,985)    (925,277)
                                            -----------   -----------   -----------   ----------
   Ending units .........................     3,956,126     4,706,556     3,205,774    3,845,772
                                            ===========   ===========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPEI2                   FidVIPGr
                                            ------------------------   -------------------------
Investment activity:                           2002          2001          2002          2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........   $    61,037      (59,562)     (846,472)   (1,694,143)
   Realized gain (loss) on investments ..      (762,099)     (94,725)  (18,033,860)   (4,020,432)
   Change in unrealized gain (loss)
      on investments ....................    (5,189,714)  (1,144,714)  (10,358,811)  (35,707,925)
   Reinvested capital gains .............       547,026      404,362            --    10,608,539
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (5,343,750)    (894,639)  (29,239,143)  (30,813,961)
                                            -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     9,850,741   18,091,899       993,018     1,920,243
   Transfers between funds ..............    (1,078,703)   1,008,647    (8,318,363)  (10,039,135)
   Redemptions (note 3) .................    (3,260,125)  (1,225,876)  (16,567,065)  (20,298,280)
   Annuity benefits .....................            --           --       (45,994)      (27,539)
   Annual contract maintenance charges
      (note 2) ..........................            --           --       (14,215)      (16,919)
   Contingent deferred sales charges
      (note 2) ..........................       (64,840)     (26,960)     (204,316)     (346,768)
   Adjustments to maintain reserves .....        (6,481)        (351)       18,680      (130,500)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........     5,440,592   17,847,359   (24,138,255)  (28,938,898)
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...        96,842   16,952,720   (53,377,398)  (59,752,859)
Contract owners' equity beginning
   of period ............................    24,470,755    7,518,035   105,582,044   165,334,903
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...   $24,567,597   24,470,755    52,204,646   105,582,044
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     2,498,838      716,905     6,886,634     8,772,882
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       733,508    1,889,400        80,874       127,460
   Units redeemed .......................      (171,767)    (107,467)   (2,026,731)   (2,013,708)
                                            -----------   ----------   -----------   -----------
   Ending units .........................     3,060,579    2,498,838     4,940,777     6,886,634
                                            ===========   ==========   ===========   ===========

                                                    FidVIPGrS                  FidVIPGr2
                                            -------------------------   ------------------------
Investment activity:                           2002          2001           2002         2001
                                            -----------   -----------   -----------   ----------
   Net investment income (loss) .........      (501,985)     (911,194)     (358,422)    (394,250)
   Realized gain (loss) on investments ..   (11,026,499)   (3,637,322)  (10,970,650)    (648,132)
   Change in unrealized gain (loss)
      on investments ....................   (11,517,276)  (23,458,641)   (1,467,048)  (7,456,093)
   Reinvested capital gains .............            --     7,252,590            --    1,933,937
                                            -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (23,045,760)  (20,754,567)  (12,796,120)  (6,564,538)
                                            -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       694,903     1,313,105     6,655,198   22,852,456
   Transfers between funds ..............    (8,647,421)   (3,890,053)   (2,988,168)    (869,141)
   Redemptions (note 3) .................    (6,935,621)   (7,868,597)   (4,221,831)  (2,144,469)
   Annuity benefits .....................            --            --            --           --
   Annual contract maintenance charges
      (note 2) ..........................            --            --            --           --
   Contingent deferred sales charges
      (note 2) ..........................      (128,231)     (220,487)     (111,759)     (59,491)
   Adjustments to maintain reserves .....           351        (5,411)       (9,810)     (24,913)
                                            -----------   -----------   -----------   ----------
         Net equity transactions ........   (15,016,019)  (10,671,443)     (676,370)  19,754,442
                                            -----------   -----------   -----------   ----------

Net change in contract owners' equity ...   (38,061,779)  (31,426,010)  (13,472,490)  13,189,904
Contract owners' equity beginning
   of period ............................    81,083,464   112,509,474    39,867,391   26,677,487
                                            -----------   -----------   -----------   ----------
Contract owners' equity end of period ...    43,021,685    81,083,464    26,394,901   39,867,391
                                            ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................     6,382,836     7,210,691     5,230,827    2,836,391
                                            -----------   -----------   -----------   ----------
   Units purchased ......................        69,381       104,069     1,822,571    2,673,408
   Units redeemed .......................    (1,555,850)     (931,924)   (1,974,507)    (278,972)
                                            -----------   -----------   -----------   ----------
   Ending units .........................     4,896,367     6,382,836     5,078,891    5,230,827
                                            ===========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                 FidVIPHI                   FidVIPHIS
                                                       --------------------------   -----------------------
Investment activity:                                       2002           2001         2002         2001
                                                       ------------   -----------   ----------   ----------
   Net investment income (loss) ....................   $  4,522,443     8,789,258    2,212,304    3,454,808
   Realized gain (loss) on investments .............    (16,207,150)  (30,254,710)  (5,688,663)  (4,346,265)
   Change in unrealized gain (loss)
      on investments ...............................     12,450,707    12,911,111    3,812,246   (2,819,677)
   Reinvested capital gains ........................             --            --           --           --
                                                       ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................        766,000    (8,554,341)     335,887   (3,711,134)
                                                       ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................        625,029       850,356      211,572      627,319
   Transfers between funds .........................      2,995,174    (8,062,149)  (1,515,864)    (690,320)
   Redemptions (note 3) ............................    (12,199,989)  (13,321,271)  (3,035,416)  (2,871,932)
   Annuity benefits ................................        (14,367)       (9,224)          --           --
   Annual contract maintenance charges
      (note 2) .....................................         (6,220)       (7,021)          --           --
   Contingent deferred sales charges
      (note 2) .....................................       (105,984)     (201,288)     (62,139)     (74,959)
   Adjustments to maintain reserves ................          7,189         1,580         (335)        (864)
                                                       ------------   -----------   ----------   ----------
      Net equity transactions ......................     (8,699,168)  (20,749,017)  (4,402,182)  (3,010,756)
                                                       ------------   -----------   ----------   ----------

Net change in contract owners' equity ..............     (7,933,168)  (29,303,358)  (4,066,295)  (6,721,890)
Contract owners' equity beginning
   of period .......................................     50,817,336    80,120,694   23,468,386   30,190,276
                                                       ------------   -----------   ----------   ----------
Contract owners' equity end of period ..............   $ 42,884,168    50,817,336   19,402,091   23,468,386
                                                       ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................      6,430,955     8,816,840    3,557,526    3,992,581
                                                       ------------   -----------   ----------   ----------
   Units purchased .................................        468,729        98,809       33,654       92,990
   Units redeemed ..................................     (1,579,604)   (2,484,694)    (723,961)    (528,045)
                                                       ------------   -----------   ----------   ----------
   Ending units ....................................      5,320,080     6,430,955    2,867,219    3,557,526
                                                       ============   ===========   ==========   ==========

                                                               FidVIPHI2                 FidVIPMMkt
                                                       -----------------------   -------------------------
Investment activity:                                      2002         2001          2002          2001
                                                       ----------   ----------   -----------   -----------
   Net investment income (loss) ....................      860,807      542,028       378,274     2,319,164
   Realized gain (loss) on investments .............   (1,050,003)    (242,944)           --            --
   Change in unrealized gain (loss)
      on investments ...............................      357,377   (1,461,516)           --            --
   Reinvested capital gains ........................           --           --            --            --
                                                       ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................      168,181   (1,162,432)      378,274     2,319,164
                                                       ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................    2,540,226    6,590,516    10,429,298    16,406,924
   Transfers between funds .........................     (469,916)    (128,793)   22,319,248    56,218,154
   Redemptions (note 3) ............................   (1,237,551)    (492,881)  (56,031,565)  (29,347,297)
   Annuity benefits ................................           --           --       (14,585)      (15,244)
   Annual contract maintenance charges
      (note 2) .....................................           --           --        (5,969)       (5,090)
   Contingent deferred sales charges
      (note 2) .....................................      (30,524)      (8,116)     (684,574)     (590,973)
   Adjustments to maintain reserves ................       (2,792)      (4,364)       21,654       (21,967)
                                                       ----------   ----------   -----------   -----------
      Net equity transactions ......................      799,443    5,956,362   (23,966,493)   42,644,507
                                                       ----------   ----------   -----------   -----------

Net change in contract owners' equity ..............      967,624    4,793,930   (23,588,219)   44,963,671
Contract owners' equity beginning
   of period .......................................    9,074,927    4,280,997   109,254,869    64,291,198
                                                       ----------   ----------   -----------   -----------
Contract owners' equity end of period ..............   10,042,551    9,074,927    85,666,650   109,254,869
                                                       ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .................................    1,355,214      551,198     9,148,479     5,501,162
                                                       ----------   ----------   -----------   -----------
   Units purchased .................................      159,634      873,320     2,795,283     4,697,011
   Units redeemed ..................................      (45,770)     (69,304)   (4,782,627)   (1,049,694)
                                                       ----------   ----------   -----------   -----------
   Ending units ....................................    1,469,078    1,355,214     7,161,135     9,148,479
                                                       ==========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                 FidVIPOv                  FidVIPOvS
                                                       --------------------------   -----------------------
Investment activity:                                       2002           2001         2002         2001
                                                       ------------   -----------   ----------   ----------
   Net investment income (loss) ....................   $   (210,336)    2,775,713      (34,140)     932,429
   Realized gain (loss) on investments .............     (8,084,387)   (5,061,232)  (6,056,547)  (4,980,403)
   Change in unrealized gain (loss)
      on investments ...............................       (919,623)  (19,843,527)   2,915,240   (2,902,947)
   Reinvested capital gains ........................             --     5,769,796           --    1,810,938
                                                       ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     (9,214,346)  (16,359,250)  (3,175,447)  (5,139,983)
                                                       ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................        513,353       771,772      187,277      289,346
   Transfers between funds .........................     (3,134,755)   (5,979,443)  (1,376,820)  (1,241,817)
   Redemptions (note 3) ............................     (8,697,252)   (8,443,571)  (1,499,602)  (1,768,104)
   Annuity benefits ................................         (6,330)       (8,195)          --           --
   Annual contract maintenance charges
      (note 2) .....................................         (7,542)       (8,629)          --           --
   Contingent deferred sales charges
      (note 2) .....................................        (84,398)     (131,698)     (34,935)     (41,902)
   Adjustments to maintain reserves ................          3,735          (932)        (440)      (1,711)
                                                       ------------   -----------   ----------   ----------
      Net equity transactions ......................    (11,413,189)  (13,800,696)  (2,724,520)  (2,764,188)
                                                       ------------   -----------   ----------   ----------

Net change in contract owners' equity ..............    (20,627,535)  (30,159,946)  (5,899,967)  (7,904,171)
Contract owners' equity beginning
   of period .......................................     49,614,940    79,774,886   16,552,654   24,456,825
                                                       ------------   -----------   ----------   ----------
Contract owners' equity end of period ..............   $ 28,987,405    49,614,940   10,652,687   16,552,654
                                                       ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................      4,434,023     5,540,720    1,789,118    2,059,622
                                                       ------------   -----------   ----------   ----------
   Units purchased .................................         51,655        63,535       22,972       28,769
   Units redeemed ..................................     (1,190,576)   (1,170,232)    (352,832)    (299,273)
                                                       ------------   -----------   ----------   ----------
   Ending units ....................................      3,295,102     4,434,023    1,459,258    1,789,118
                                                       ============   ===========   ==========   ==========

                                                              FidVIPOvS2              FidVIPVal
                                                       -----------------------   ------------------
Investment activity:                                      2002         2001        2002       2001
                                                       ----------   ----------   --------   -------
   Net investment income (loss) ....................      (47,030)     291,881     (8,768)   (1,300)
   Realized gain (loss) on investments .............   (1,828,596)  (3,643,312)  (179,360)   (9,820)
   Change in unrealized gain (loss)
      on investments ...............................      230,300      473,248    (59,042)   19,045
   Reinvested capital gains ........................           --      642,306         --        --
                                                       ----------   ----------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................   (1,645,326)  (2,235,877)  (247,170)    7,925
                                                       ----------   ----------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................    1,315,681    5,162,377     11,864        85
   Transfers between funds .........................   (1,311,960)    (956,869)   463,295   626,758
   Redemptions (note 3) ............................   (1,003,218)    (614,356)  (282,875)  (14,526)
   Annuity benefits ................................           --           --         --        --
   Annual contract maintenance charges
      (note 2) .....................................           --           --         --        --
   Contingent deferred sales charges
      (note 2) .....................................      (25,672)     (11,681)    (7,011)      (94)
   Adjustments to maintain reserves ................       (2,783)      (7,457)       (85)       11
                                                       ----------   ----------   --------   -------
      Net equity transactions ......................   (1,027,952)   3,572,014    185,188   612,234
                                                       ----------   ----------   --------   -------

Net change in contract owners' equity ..............   (2,673,278)   1,336,137    (61,982)  620,159
Contract owners' equity beginning
   of period .......................................    9,256,311    7,920,174    620,159        --
                                                       ----------   ----------   --------   -------
Contract owners' equity end of period ..............    6,583,033    9,256,311    558,177   620,159
                                                       ==========   ==========   ========   =======

CHANGES IN UNITS:
   Beginning units .................................    1,274,635      839,810     66,001        --
                                                       ----------   ----------   --------   -------
   Units purchased .................................      140,624      536,287      7,156    67,496
   Units redeemed ..................................     (247,453)    (101,462)    (1,945)   (1,495)
                                                       ----------   ----------   --------   -------
   Ending units ....................................    1,167,806    1,274,635     71,212    66,001
                                                       ==========   ==========   ========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  FidVIPVal2                 FidVIPAM
                                            ----------------------   -----------------------
Investment activity:                           2002         2001        2002         2001
                                            ----------   ---------   ----------   ----------
   Net investment income (loss) .........   $  (19,679)     (2,635)     315,174      458,943
   Realized gain (loss) on investments ..      (97,052)     (4,485)  (1,158,547)    (719,235)
   Change in unrealized gain (loss)
      on investments ....................     (234,918)     33,254     (509,642)    (934,142)
   Reinvested capital gains .............           --          --           --      250,934
                                            ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (351,649)     26,134   (1,353,015)    (943,500)
                                            ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      499,980     889,179      180,922      210,858
   Transfers between funds ..............       53,083     462,829      623,822     (145,147)
   Redemptions (note 3) .................     (186,093)    (12,951)  (2,630,715)  (2,773,936)
   Annuity benefits .....................           --          --      (20,944)     (23,595)
   Annual contract maintenance charges
      (note 2) ..........................           --          --       (1,507)      (1,476)
   Contingent deferred sales charges
      (note 2) ..........................       (5,396)       (696)     (26,467)     (45,594)
   Adjustments to maintain reserves .....         (652)        (93)       3,622       (3,481)
                                            ----------   ---------   ----------   ----------
         Net equity transactions ........      360,922   1,338,268   (1,871,267)  (2,782,371)
                                            ----------   ---------   ----------   ----------

Net change in contract owners' equity ...        9,273   1,364,402   (3,224,282)  (3,725,871)
Contract owners' equity beginning
   of period ............................    1,364,402          --   13,330,923   17,056,794
                                            ----------   ---------   ----------   ----------
Contract owners' equity end of period ...   $1,373,675   1,364,402   10,106,641   13,330,923
                                            ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      145,526          --    1,032,325    1,247,385
                                            ----------   ---------   ----------   ----------
   Units purchased ......................       38,718     146,907       70,944       16,744
   Units redeemed .......................       (7,787)     (1,381)    (231,916)    (231,804)
                                            ----------   ---------   ----------   ----------
   Ending units .........................      176,457     145,526      871,353    1,032,325
                                            ==========   =========   ==========   ==========

                                                   FidVIPAMS                 FidVIPAM2
                                            -----------------------   ----------------------
Investment activity:                           2002         2001         2002         2001
                                            ----------   ----------   ----------   ---------
   Net investment income (loss) .........      287,730      359,704      161,292      82,499
   Realized gain (loss) on investments ..     (881,658)    (313,768)    (532,409)    (67,862)
   Change in unrealized gain (loss)
      on investments ....................     (435,961)    (869,541)    (342,188)   (294,365)
   Reinvested capital gains .............           --      179,101           --      54,853
                                            ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (1,029,889)    (644,504)    (713,305)   (224,875)
                                            ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       34,486      145,521      674,277   4,041,740
   Transfers between funds ..............     (962,962)     (89,710)    (581,443)     64,522
   Redemptions (note 3) .................   (1,045,290)    (669,137)  (1,114,724)   (422,534)
   Annuity benefits .....................           --           --           --          --
   Annual contract maintenance charges
      (note 2) ..........................           --           --           --          --
   Contingent deferred sales charges
      (note 2) ..........................      (14,282)     (12,805)     (31,854)    (10,228)
   Adjustments to maintain reserves .....         (138)        (276)      (1,031)     (1,294)
                                            ----------   ----------   ----------   ---------
         Net equity transactions ........   (1,988,186)    (626,407)  (1,054,775)  3,672,206
                                            ----------   ----------   ----------   ---------

Net change in contract owners' equity ...   (3,018,075)  (1,270,911)  (1,768,080)  3,447,331
Contract owners' equity beginning
   of period ............................   10,538,660   11,809,571    6,588,741   3,141,410
                                            ----------   ----------   ----------   ---------
Contract owners' equity end of period ...    7,520,585   10,538,660    4,820,661   6,588,741
                                            ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................      962,708    1,022,689      718,290     322,820
                                            ----------   ----------   ----------   ---------
   Units purchased ......................        3,515       14,231       88,074     432,367
   Units redeemed .......................     (204,719)     (74,212)    (221,553)    (36,897)
                                            ----------   ----------   ----------   ---------
   Ending units .........................      761,504      962,708      584,811     718,290
                                            ==========   ==========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FidVIPAMGr                FidVIPAMGrS
                                            ------------------------   -----------------------
Investment activity:                            2002         2001         2002         2001
                                            -----------   ----------   ----------   ----------
   Net investment income (loss) .........   $   139,076      193,731      103,344      151,711
   Realized gain (loss) on investments ..    (1,293,287)    (710,648)    (879,212)    (600,582)
   Change in unrealized gain (loss)
      on investments ....................      (424,180)  (1,066,825)    (270,914)    (595,898)
   Reinvested capital gains .............            --      421,150           --      285,073
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,578,391)  (1,162,592)  (1,046,782)    (759,696)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        95,296      131,716        6,568       56,348
   Transfers between funds ..............      (342,879)    (148,011)    (547,707)    (536,270)
   Redemptions (note 3) .................    (1,840,507)  (1,705,473)    (575,504)    (873,860)
   Annuity benefits .....................        (2,285)      (6,477)          --           --
   Annual contract maintenance charges
      (note 2) ..........................        (1,556)      (1,522)          --           --
   Contingent deferred sales charges
      (note 2) ..........................       (26,012)     (35,213)     (15,478)     (25,331)
   Adjustments to maintain reserves .....          (740)       3,955         (136)        (246)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    (2,118,683)  (1,761,025)  (1,132,257)  (1,379,359)
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    (3,697,074)  (2,923,617)  (2,179,039)  (2,139,055)
Contract owners' equity beginning
   of period ............................     9,939,564   12,863,181    6,517,620    8,656,675
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $ 6,242,490    9,939,564    4,338,581    6,517,620
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................       805,715      951,332      642,356      780,808
                                            -----------   ----------   ----------   ----------
   Units purchased ......................         9,040       11,140          770        5,763
   Units redeemed .......................      (207,112)    (156,757)    (131,730)    (144,215)
                                            -----------   ----------   ----------   ----------
   Ending units .........................       607,643      805,715      511,396      642,356
                                            ===========   ==========   ==========   ==========

                                                 FidVIPAMGrS2                FidVIPCon
                                            ----------------------   -------------------------
Investment activity:                           2002         2001         2002          2001
                                            ----------   ---------   -----------   -----------
   Net investment income (loss) .........       56,691      36,332      (368,101)     (544,335)
   Realized gain (loss) on investments ..     (490,429)   (232,231)   (1,398,524)    1,626,509
   Change in unrealized gain (loss)
      on investments ....................     (367,537)   (297,500)   (6,522,831)  (21,661,937)
   Reinvested capital gains .............           --     113,279            --     3,231,968
                                            ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (801,275)   (380,120)   (8,289,456)  (17,347,795)
                                            ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      174,760   2,821,212       863,969     1,557,569
   Transfers between funds ..............     (278,535)   (381,292)   (2,160,678)   (7,187,387)
   Redemptions (note 3) .................     (512,149)   (439,985)  (18,795,573)  (14,779,735)
   Annuity benefits .....................           --          --       (26,073)      (29,383)
   Annual contract maintenance charges
      (note 2) ..........................           --          --       (14,352)      (14,522)
   Contingent deferred sales charges
      (note 2) ..........................      (12,963)    (14,020)     (250,490)     (299,085)
   Adjustments to maintain reserves .....       (1,147)     (2,775)        5,984         7,405
                                            ----------   ---------   -----------   -----------
         Net equity transactions ........     (630,034)  1,983,140   (20,377,213)  (20,745,138)
                                            ----------   ---------   -----------   -----------

Net change in contract owners' equity ...   (1,431,309)  1,603,020   (28,666,669)  (38,092,933)
Contract owners' equity beginning
   of period ............................    4,615,909   3,012,889    90,919,230   129,012,163
                                            ----------   ---------   -----------   -----------
Contract owners' equity end of period ...    3,184,600   4,615,909    62,252,561    90,919,230
                                            ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      557,576     332,936     6,221,749     7,644,417
                                            ----------   ---------   -----------   -----------
   Units purchased ......................       26,772     275,290        62,540       108,572
   Units redeemed .......................     (121,126)    (50,650)   (1,516,950)   (1,531,240)
                                            ----------   ---------   -----------   -----------
   Ending units .........................      463,222     557,576     4,767,339     6,221,749
                                            ==========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPConS                  FidVIPCon2
                                            --------------------------   -----------------------
Investment activity:                            2002           2001         2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss) .........   $   (104,036)     (135,465)    (110,699)    (117,269)
   Realized gain (loss) on investments ..     (3,476,052)     (754,517)  (1,078,797)    (201,523)
   Change in unrealized gain (loss)
      on investments ....................     (1,471,676)   (9,552,732)  (1,259,795)  (2,381,435)
   Reinvested capital gains .............             --     1,677,956           --      403,470
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (5,051,764)   (8,764,758)  (2,449,291)  (2,296,757)
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        838,245       697,939    5,639,504   12,302,994
   Transfers between funds ..............     (3,189,340)   (2,623,212)  (1,480,324)  (1,554,224)
   Redemptions (note 3) .................     (4,924,162)   (4,202,753)  (2,463,221)  (1,409,345)
   Annuity benefits .....................             --            --           --           --
   Annual contract maintenance charges
      (note 2) ..........................             --            --           --           --
   Contingent deferred sales charges
      (note 2) ..........................        (96,775)     (111,445)     (84,521)     (40,277)
   Adjustments to maintain reserves .....           (814)        1,685       (2,606)      (8,308)
                                            ------------   -----------   ----------   ----------
         Net equity transactions ........     (7,372,846)   (6,237,786)   1,608,832    9,290,840
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity ...    (12,424,610)  (15,002,544)    (840,459)   6,994,083
Contract owners' equity beginning
   of period ............................     51,409,445    66,411,989   21,192,136   14,198,053
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period ...   $ 38,984,835    51,409,445   20,351,677   21,192,136
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      4,223,233     4,732,885    2,520,595    1,456,071
                                            ------------   -----------   ----------   ----------
   Units purchased ......................         75,987        58,046      284,136    1,271,171
   Units redeemed .......................       (735,491)     (567,698)     (82,837)    (206,647)
                                            ------------   -----------   ----------   ----------
   Ending units .........................      3,563,729     4,223,233    2,721,894    2,520,595
                                            ============   ===========   ==========   ==========

                                                    FidVIPI500                  FidVIPIGBd
                                            -------------------------   -------------------------
Investment activity:                            2002          2001         2002           2001
                                            -----------   -----------   -----------   -----------
   Net investment income (loss) .........       328,402       (48,398)    2,568,623     2,886,704
   Realized gain (loss) on investments ..   (13,069,684)    2,671,258     2,652,957       406,988
   Change in unrealized gain (loss)
      on investments ....................   (20,609,739)  (27,806,633)    3,774,684     2,220,523
   Reinvested capital gains .............            --            --            --            --
                                            -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (33,351,021)  (25,183,773)    8,996,264     5,514,215
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,261,286    16,906,111     4,339,731    12,250,100
   Transfers between funds ..............   (12,741,098)   (1,958,034)   22,953,368    19,940,300
   Redemptions (note 3) .................   (25,140,892)  (16,677,272)  (21,856,478)  (11,980,463)
   Annuity benefits .....................        (3,970)       (7,919)      (45,258)      (39,211)
   Annual contract maintenance charges
      (note 2) ..........................       (10,257)      (10,834)       (4,686)       (3,459)
   Contingent deferred sales charges
      (note 2) ..........................      (690,403)     (350,730)     (268,194)     (199,853)
   Adjustments to maintain reserves .....        (6,545)       (8,924)        6,675         8,279
                                            -----------   -----------   -----------   -----------
         Net equity transactions ........   (35,331,879)   (2,107,602)    5,125,158    19,975,693
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...   (68,682,900)  (27,291,375)   14,121,422    25,489,908
Contract owners' equity beginning
   of period ............................   156,382,103   183,673,478    96,917,597    71,427,689
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...    87,699,203   156,382,103   111,039,019    96,917,597
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    12,613,054    12,597,943     7,585,546     5,949,869
                                            -----------   -----------   -----------   -----------
   Units purchased ......................       319,157        23,034       561,310     2,079,331
   Units redeemed .......................    (3,707,218)       (7,923)     (172,778)     (443,654)
                                            -----------   -----------   -----------   -----------
   Ending units .........................     9,224,993    12,613,054     7,974,078     7,585,546
                                            ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                FidVIPAgGrS            FidVIPAgGr2
                                            -------------------   ---------------------
Investment activity:                           2002       2001       2002        2001
                                            ---------   -------   ---------   ---------
   Net investment income (loss) .........   $  (2,937)   (2,296)    (18,810)     (7,400)
   Realized gain (loss) on investments ..     (48,306)  (45,906)   (400,199)    (43,122)
   Change in unrealized gain (loss)
      on investments ....................     (42,322)    5,464     (54,372)    (19,151)
   Reinvested capital gains .............          --        --          --          --
                                            ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (93,565)  (42,738)   (473,381)    (69,673)
                                            ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       5,900    53,792     638,486   1,385,830
   Transfers between funds ..............     (45,195)  316,006     (71,783)     79,719
   Redemptions (note 3) .................     (19,229)  (12,641)    (87,001)    (40,175)
   Annuity benefits .....................          --        --          --          --
   Annual contract maintenance charges
      (note 2) ..........................          --        --          --          --
   Contingent deferred sales charges
      (note 2) ..........................        (784)     (241)     (2,458)       (503)
   Adjustments to maintain reserves .....         (10)    2,610        (918)       (242)
                                            ---------   -------   ---------   ---------
         Net equity transactions ........     (59,318)  359,526     476,326   1,424,629
                                            ---------   -------   ---------   ---------

Net change in contract owners' equity ...    (152,883)  316,788       2,945   1,354,956
Contract owners' equity beginning
   of period ............................     316,788        --   1,354,956          --
                                            ---------   -------   ---------   ---------
Contract owners' equity end of period ...   $ 163,905   316,788   1,357,901   1,354,956
                                            =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................      34,552        --     148,920          --
                                            ---------   -------   ---------   ---------
   Units purchased ......................       1,018    35,694      68,618     152,893
   Units redeemed .......................     (11,115)   (1,142)    (11,396)     (3,973)
                                            ---------   -------   ---------   ---------
   Ending units .........................      24,455    34,552     206,142     148,920
                                            =========   =======   =========   =========

                                                    FidVIPBal                  FidVIPBalS
                                            -------------------------   -----------------------
Investment activity:                           2002           2001         2002         2001
                                            -----------   -----------   ----------   ----------
   Net investment income (loss) .........     1,436,760     2,493,521      441,096      640,392
   Realized gain (loss) on investments ..     1,529,093     3,722,278   (1,400,223)    (956,923)
   Change in unrealized gain (loss)
      on investments ....................   (11,611,002)   (9,567,175)  (1,262,781)    (399,855)
   Reinvested capital gains .............            --            --           --           --
                                            -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (8,645,149)   (3,351,376)  (2,221,908)    (716,386)
                                            -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       834,409       979,948      203,567      372,062
   Transfers between funds ..............      (969,654)     (607,468)    (640,817)     503,131
   Redemptions (note 3) .................   (18,175,260)  (16,802,641)  (2,642,753)  (2,690,391)
   Annuity benefits .....................       (23,930)      (29,873)          --           --
   Annual contract maintenance charges
      (note 2) ..........................       (11,956)      (12,744)          --           --
   Contingent deferred sales charges
      (note 2) ..........................      (126,848)     (229,893)     (39,535)     (44,234)
   Adjustments to maintain reserves .....         2,149        12,471         (342)        (371)
                                            -----------   -----------   ----------   ----------
         Net equity transactions ........   (18,471,090)  (16,690,200)  (3,119,880)  (1,859,803)
                                            -----------   -----------   ----------   ----------

Net change in contract owners' equity ...   (27,116,239)  (20,041,576)  (5,341,788)  (2,576,189)
Contract owners' equity beginning
   of period ............................    88,692,385   108,733,961   22,968,603   25,544,792
                                            -----------   -----------   ----------   ----------
Contract owners' equity end of period ...    61,576,146    88,692,385   17,626,815   22,968,603
                                            ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     5,526,702     6,578,862    2,135,354    2,312,257
                                            -----------   -----------   ----------   ----------
   Units purchased ......................        57,613        62,754       21,215       85,293
   Units redeemed .......................    (1,321,881)   (1,114,914)    (342,207)    (262,196)
                                            -----------   -----------   ----------   ----------
   Ending units .........................     4,262,434     5,526,702    1,814,362    2,135,354
                                            ===========   ===========   ==========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                              FidVIPBal2              FidVIPDyCapS
                                                       ------------------------   -------------------
Investment activity:                                      2002          2001        2002       2001
                                                       -----------   ----------   --------   --------
   Net investment income (loss) ....................   $   176,603       76,019     (6,983)    (5,773)
   Realized gain (loss) on investments .............      (520,663)     (23,306)   (52,236)  (231,587)
   Change in unrealized gain (loss)
      on investments ...............................      (884,253)    (193,169)   (61,976)    31,280
   Reinvested capital gains ........................            --           --         --         --
                                                       -----------   ----------   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................    (1,228,313)    (140,456)  (121,195)  (206,080)
                                                       -----------   ----------   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................     1,325,627    7,600,648     29,883     92,436
   Transfers between funds .........................      (548,562)     (16,924)     9,568    365,501
   Redemptions (note 3) ............................    (1,423,468)    (556,384)   (49,019)   (25,905)
   Annuity benefits ................................            --           --         --         --
   Annual contract maintenance charges
      (note 2) .....................................            --           --         --         --
   Contingent deferred sales charges
      (note 2) .....................................       (36,182)     (11,347)      (533)      (738)
   Adjustments to maintain reserves ................        (2,082)      (1,838)       (93)      (118)
                                                       -----------   ----------   --------   --------
         Net equity transactions ...................      (684,667)   7,014,155    (10,194)   431,176
                                                       -----------   ----------   --------   --------

Net change in contract owners' equity ..............    (1,912,980)   6,873,699   (131,389)   225,096
Contract owners' equity beginning
   of period .......................................    11,239,341    4,365,642    772,763    547,667
                                                       -----------   ----------   --------    -------
Contract owners' equity end of period ..............   $ 9,326,361   11,239,341    641,374    772,763
                                                       ===========   ==========   ========   ========

CHANGES IN UNITS:
   Beginning units .................................     1,239,800      465,235    125,342     62,830
                                                       -----------   ----------    -------   --------
   Units purchased .................................       197,883      828,892     50,122     65,859
   Units redeemed ..................................      (294,375)     (54,327)   (62,278)    (3,347)
                                                       -----------   ----------   --------   --------
   Ending units ....................................     1,143,308    1,239,800    113,186    125,342
                                                       ===========   ==========   ========   ========

                                                            FidVIPDyCap2             FidVIPGrIn
                                                       ---------------------   -------------------------
Investment activity:                                     2002        2001         2002          2001
                                                       ---------   ---------   -----------   -----------
   Net investment income (loss) ....................     (33,029)    (26,118)       38,045        19,520
   Realized gain (loss) on investments .............    (357,686)   (209,810)   (2,771,843)      543,315
   Change in unrealized gain (loss)
      on investments ...............................      85,670    (386,647)   (5,373,746)   (9,353,411)
   Reinvested capital gains ........................          --          --            --     2,462,028
                                                       ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................    (305,045)   (622,575)   (8,107,544)   (6,328,548)
                                                       ---------   ---------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................     728,180   2,494,183       473,479       956,093
   Transfers between funds .........................    (170,042)    (74,321)   (1,223,651)     (297,423)
   Redemptions (note 3) ............................    (215,642)   (153,293)   (8,755,378)   (7,860,246)
   Annuity benefits ................................          --          --        (8,946)      (11,644)
   Annual contract maintenance charges
      (note 2) .....................................          --          --        (6,749)       (7,106)
   Contingent deferred sales charges
      (note 2) .....................................      (5,049)     (3,303)     (125,205)     (148,343)
   Adjustments to maintain reserves ................        (984)     (3,203)        3,570         3,196
                                                       ---------   ---------   -----------   -----------
         Net equity transactions ...................     336,463   2,260,063    (9,642,880)   (7,365,473)
                                                       ---------   ---------   -----------   -----------

Net change in contract owners' equity ..............      31,418   1,637,488   (17,750,424)  (13,694,021)
Contract owners' equity beginning
   of period .......................................   2,838,638   1,201,150    48,287,267    61,981,288
                                                       ---------   ---------   -----------   -----------
Contract owners' equity end of period ..............   2,870,056   2,838,638    30,536,843    48,287,267
                                                       =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .................................     468,870     140,557     3,350,144     3,868,257
                                                       ---------   ---------   -----------   -----------
   Units purchased .................................      68,480     355,769        38,762        68,786
   Units redeemed ..................................     (17,613)    (27,456)     (816,941)     (586,899)
                                                       ---------   ---------   -----------   -----------
   Ending units ....................................     519,737     468,870     2,571,965     3,350,144
                                                       =========   =========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                FidVIPGrInS              FidVIPGrIn2
                                                       --------------------------   -----------------------
Investment activity:                                       2002          2001          2002         2001
                                                       ------------   -----------   ----------   ----------
   Net investment income (loss) ....................   $    162,262       198,481       18,079      (35,650)
   Realized gain (loss) on investments .............     (4,337,184)     (736,088)    (974,299)     (85,610)
   Change in unrealized gain (loss)
      on investments ...............................     (4,398,255)   (8,271,856)  (2,461,911)  (1,836,360)
   Reinvested capital gains ........................             --     2,533,361           --      516,009
                                                       ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................     (8,573,177)   (6,276,102)  (3,418,131)  (1,441,611)
                                                       ------------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................        377,875       787,147    3,012,260    9,582,181
   Transfers between funds .........................     (4,078,404)   (2,591,480)  (1,223,907)    (485,937)
   Redemptions (note 3) ............................     (4,576,005)   (4,647,139)  (1,934,160)  (1,018,180)
   Annuity benefits ................................             --            --           --           --
   Annual contract maintenance charges
      (note 2) .....................................             --            --           --           --
   Contingent deferred sales charges
      (note 2) .....................................        (76,415)     (110,478)     (65,330)     (29,893)
   Adjustments to maintain reserves ................           (794)       (1,386)      (4,919)      (5,337)
                                                       ------------   -----------   ----------   ----------
         Net equity transactions ...................     (8,353,743)   (6,563,336)    (216,056)   8,042,834
                                                       ------------   -----------   ----------   ----------

Net change in contract owners' equity ..............    (16,926,920)  (12,839,438)  (3,634,187)   6,601,223
Contract owners' equity beginning
   of period .......................................     50,445,902    63,285,340   18,097,565   11,496,342
                                                       ------------   -----------   ----------   ----------
Contract owners' equity end of period ..............   $ 33,518,982    50,445,902   14,463,378   18,097,565
                                                       ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .................................      4,431,368     5,015,994    2,085,900    1,190,510
                                                       ------------   -----------   ----------   ----------
   Units purchased .................................         39,701        71,330    1,129,936    1,016,871
   Units redeemed ..................................       (909,259)     (655,956)  (1,184,630)    (121,481)
                                                       ------------   -----------   ----------   ----------
   Ending units ....................................      3,561,810     4,431,368    2,031,206    2,085,900
                                                       ============   ===========   ==========   ==========

                                                                FidVIPGrOp                 FidVIPGrOpS
                                                       ---------------------------   -------------------------
Investment activity:                                       2002           2001           2002          2001
                                                       ------------   ------------   -----------   -----------
   Net investment income (loss) ....................       (402,823)    (3,017,919)        2,516      (481,007)
   Realized gain (loss) on investments .............    (13,932,095)     9,876,057    (8,525,315)   (4,525,623)
   Change in unrealized gain (loss)
      on investments ...............................    (39,108,268)   (67,440,840)   (3,817,244)   (7,602,884)
   Reinvested capital gains ........................             --             --            --            --
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ................................    (53,443,186)   (60,582,702)  (12,340,043)  (12,609,514)
                                                       ------------   ------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .....................      2,541,128      3,580,556       567,322       669,115
   Transfers between funds .........................    (20,728,870)   (36,146,005)   (5,665,452)   (8,752,780)
   Redemptions (note 3) ............................    (41,831,517)   (54,231,792)   (5,863,810)   (6,461,740)
   Annuity benefits ................................        (25,095)       (14,780)           --            --
   Annual contract maintenance charges
      (note 2) .....................................        (49,505)       (58,454)           --            --
   Contingent deferred sales charges
      (note 2) .....................................       (387,193)      (824,396)     (115,775)     (175,602)
   Adjustments to maintain reserves ................        (17,243)         2,396          (603)       (6,982)
                                                       ------------   ------------   -----------   -----------
         Net equity transactions ...................    (60,498,295)   (87,692,475)  (11,078,318)  (14,727,989)
                                                       ------------   ------------   -----------   -----------

Net change in contract owners' equity ..............   (113,941,481)  (148,275,177)  (23,418,361)  (27,337,503)
Contract owners' equity beginning
   of period .......................................    257,415,753    405,690,930    58,328,065    85,665,568
                                                       ------------   ------------   -----------   -----------
Contract owners' equity end of period ..............    143,474,272    257,415,753    34,909,704    58,328,065
                                                       ============   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units .................................     15,292,145     20,319,672     6,880,064     8,553,468
                                                       ------------   ------------   -----------   -----------
   Units purchased .................................        179,080        207,395        80,378        76,980
   Units redeemed ..................................     (4,408,801)    (5,234,922)   (1,633,453)   (1,750,384)
                                                       ------------   ------------   -----------   -----------
   Ending units ....................................     11,062,424     15,292,145     5,326,989     6,880,064
                                                       ============   ============   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FidVIPGrOp2               FidVIPMCap
                                            ------------------------   ---------------------
Investment activity:                            2002         2001         2002        2001
                                            -----------   ----------   ---------   ---------
   Net investment income (loss) .........   $   (30,634)    (100,691)    (10,991)    (37,939)
   Realized gain (loss) on investments ..    (1,839,558)    (262,180)      2,301     (30,532)
   Change in unrealized gain (loss)
      on investments ....................      (758,633)  (1,491,103)   (349,784)    (76,574)
   Reinvested capital gains .............            --           --          --          --
                                            -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,628,825)  (1,853,974)   (358,474)   (145,045)
                                            -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       648,039    5,538,888     177,002     196,279
   Transfers between funds ..............    (1,096,151)    (813,323)    383,267     243,798
   Redemptions (note 3) .................    (1,367,851)    (698,353)   (538,636)   (382,460)
   Annuity benefits .....................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................            --           --      (4,554)     (4,064)
   Contingent deferred sales charges
      (note 2) ..........................       (28,172)     (13,377)     (9,882)     (9,580)
   Adjustments to maintain reserves .....        (2,287)      (7,217)        (57)        (86)
                                            -----------   ----------   ---------   ---------
         Net equity transactions ........    (1,846,422)   4,006,618       7,140      43,887
                                            -----------   ----------   ---------   ---------

Net change in contract owners' equity        (4,475,247)   2,152,644    (351,334)   (101,158)
Contract owners' equity beginning
   of period ............................    11,651,703    9,499,059   2,901,353   3,002,511
                                            -----------   ----------   ---------   ---------
Contract owners' equity end of period ...   $ 7,176,456   11,651,703   2,550,019   2,901,353
                                            ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     1,663,455    1,140,517     157,589     155,783
                                            -----------   ----------   ---------   ---------
   Units purchased ......................       119,564      635,059      47,152       2,646
   Units redeemed .......................      (454,611)    (112,121)    (49,125)       (840)
                                            -----------   ----------   ---------   ---------
   Ending units .........................     1,328,408    1,663,455     155,616     157,589
                                            ===========   ==========   =========   =========

                                                  FidVIPMCapS               FidVIPMCap2
                                            -----------------------   -----------------------
Investment activity:                           2002         2001         2002         2001
                                            ----------   ----------   ----------   ----------
   Net investment income (loss) .........      (18,606)    (253,716)    (116,899)    (260,350)
   Realized gain (loss) on investments ..     (229,718)    (253,940)    (290,668)      56,785
   Change in unrealized gain (loss)
      on investments ....................   (2,379,347)    (991,419)  (2,869,250)      (5,543)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (2,627,671)  (1,499,075)  (3,276,817)    (209,108)
                                            ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      167,606      328,578    6,483,276   15,692,738
   Transfers between funds ..............   (2,531,888)    (365,518)  (2,083,033)  (1,252,233)
   Redemptions (note 3) .................   (2,311,746)  (1,860,284)  (2,812,630)  (1,426,395)
   Annuity benefits .....................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................           --           --           --           --
   Contingent deferred sales charges
      (note 2) ..........................      (47,836)     (34,927)     (83,170)     (30,786)
   Adjustments to maintain reserves .....         (363)      (1,449)      (1,442)      (1,121)
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........   (4,724,227)  (1,933,600)   1,503,001   12,982,203
                                            ----------   ----------   ----------   ----------

Net change in contract owners' equity       (7,351,898)  (3,432,675)  (1,773,816)  12,773,095
Contract owners' equity beginning
   of period .........................      24,618,561   28,051,236   26,713,910   13,940,815
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...   17,266,663   24,618,561   24,940,094   26,713,910
                                            ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................    1,331,713    1,451,678    2,002,516      972,594
                                            ----------   ----------   ----------   ----------
   Units purchased ......................       10,195       20,777      201,345    1,180,089
   Units redeemed .......................     (294,638)    (140,742)     (60,568)    (150,167)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,047,270    1,331,713    2,143,293    2,002,516
                                            ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              FidVIPVaIS       FidVIPVaIS2      FrVIPRisDiv     FrVIPForSec
                                            --------------   --------------   --------------   -------------
Investment activity:                          2002    2001     2002    2001     2002    2001    2002    2001
                                            -------   ----   -------   ----   -------   ----   ------   ----
   Net investment income (loss) .........   $  (159)    --    (2,693)    --      (568)    --     (115)    --
   Realized gain (loss) on investments ..       (24)    --   (43,330)    --      (409)    --      (21)    --
   Change in unrealized gain (loss)
      on investments ....................       352     --   (27,972)    --       830     --     (504)    --
   Reinvested capital gains .............        --     --        --     --        --     --       --     --
                                            -------    ---   -------    ---   -------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       169     --   (73,995)    --      (147)    --     (640)    --
                                            -------    ---   -------    ---   -------    ---   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    63,016     --   703,426     --   238,115     --   43,498     --
   Transfers between funds ..............        --     --   205,146     --     9,261     --      (36)    --
   Redemptions (note 3) .................        --     --   (24,944)    --    (1,387)    --       --     --
   Annuity benefits .....................        --     --        --     --        --     --       --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --        --     --       --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --        (4)    --        --     --       --     --
   Adjustments to maintain reserves .....        (4)    --      (101)    --       101     --        3     --
                                            -------    ---   -------    ---   -------    ---   ------    ---
         Net equity transactions ........    63,012     --   883,523     --   246,090     --   43,465     --
                                            -------    ---   -------    ---   -------    ---   ------    ---

Net change in contract owners' equity ...    63,181     --   809,528     --   245,943     --   42,825     --
Contract owners' equity beginning
   of period ............................        --     --        --     --        --     --       --     --
                                            -------    ---   -------    ---   -------    ---   ------    ---
Contract owners' equity end of period ...   $63,181     --   809,528     --   245,943     --   42,825     --
                                            =======    ===   =======    ===   =======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --        --     --        --     --       --     --
                                            -------    ---   -------    ---   -------    ---   ------    ---
   Units purchased ......................     7,968     --   110,939     --    27,693     --    5,519     --
   Units redeemed .......................        --     --    (2,887)    --      (154)    --       (5)    --
                                            -------    ---   -------    ---   -------    ---   ------    ---
   Ending units .........................     7,968     --   108,052     --    27,539     --    5,514     --
                                            =======    ===   =======    ===   =======    ===   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             GVITDMidCapI      GVITDMidCap2       GVITEmMrkts2       GVITGvtBd
                                            --------------   ----------------   ---------------   -----------------
Investment activity:                          2002    2001      2002     2001     2002     2001      2002      2001
                                            -------   ----   ---------   ----   --------   ----   ----------   ----
   Net investment income (loss) .........   $   (66)    --      (2,268)    --     (3,486)    --      303,478     --
   Realized gain (loss) on investments ..       (62)    --     (27,326)    --   (126,756)    --      187,058     --
   Change in unrealized gain (loss)
      on investments ....................      (184)    --      (7,432)    --     (4,021)    --        7,964     --
   Reinvested capital gains .............       333     --       6,272     --         --     --      146,240     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        21     --     (30,754)    --   (134,263)    --      644,740     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    68,583     --   1,215,066     --    562,950     --   11,544,768     --
   Transfers between funds ..............       225     --     182,450     --     44,140     --    9,617,827     --
   Redemptions (note 3) .................      (474)    --     (21,669)    --    (10,774)    --     (920,943)    --
   Annuity benefits .....................        --     --          --     --         --     --           --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --          --     --         --     --           --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --        (127)    --       (371)    --      (27,974)    --
   Adjustments to maintain reserves .....       (16)    --        (105)    --       (185)    --          304     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
         Net equity transactions ........    68,318     --   1,375,615     --    595,760     --   20,213,982     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---

Net change in contract owners' equity ...    68,339     --   1,344,861     --    461,497     --   20,858,722     --
Contract owners' equity beginning
   of period ............................        --     --          --     --         --     --           --     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
Contract owners' equity end of period ...   $68,339     --   1,344,861     --    461,497     --   20,858,722     --
                                            =======    ===   =========    ===   ========    ===   ==========    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --          --     --         --     --           --     --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
   Units purchased ......................     8,367     --     172,982     --     58,256     --    1,973,088     --
   Units redeemed .......................       (57)    --      (2,601)    --       (998)    --      (78,989)    --
                                            -------    ---   ---------    ---   --------    ---   ----------    ---
   Ending units .........................     8,310     --     170,381     --     57,258     --    1,894,099     --
                                            =======    ===   =========    ===   ========    ===   ==========    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GVITIDAgg           GVITIDCon          GVITIDMod         GVITIDModAgg
                                            -----------------   ----------------   -----------------   ----------------
Investment activity:                           2002      2001      2002     2001      2002      2001      2002     2001
                                            ----------   ----   ---------   ----   ----------   ----   ---------   ----
   Net investment income (loss) .........   $      839     --      63,511     --       76,817     --      19,546     --
   Realized gain (loss) on investments ..      (45,293)    --      (5,422)    --      (67,507)    --     (44,048)    --
   Change in unrealized gain (loss)
      on investments ....................      (31,287)    --      22,390     --     (422,668)    --    (231,837)    --
   Reinvested capital gains .............           47     --       4,213     --       16,194     --      12,436     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (75,694)    --      84,692     --     (397,164)    --    (243,903)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............. 2,422,957     --   6,641,950     --   20,963,431     --   8,595,539     --
   Transfers between funds ..............     (148,759)    --   2,155,658     --      273,541     --     112,880     --
   Redemptions (note 3) .................      (81,245)    --    (122,482)    --     (320,233)    --     (54,712)    --
   Annuity benefits .....................           --     --          --     --           --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          --     --           --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         (921)    --      (3,734)    --       (3,573)    --        (571)    --
   Adjustments to maintain reserves .....         (142)    --        (115)    --         (613)    --        (213)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
         Net equity transactions ........    2,191,890     --   8,671,277     --   20,912,553     --   8,652,923     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---

Net change in contract owners' equity ...    2,116,196     --   8,755,969     --   20,515,389     --   8,409,020     --
Contract owners' equity beginning
   of period ............................           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
Contract owners' equity end of period ...   $2,116,196     --   8,755,969     --   20,515,389     --   8,409,020     --
                                            ==========    ===   =========    ===   ==========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
   Units purchased ......................      277,700     --     893,845     --    2,299,031     --     980,237     --
   Units redeemed .......................      (22,155)    --     (12,107)    --      (33,652)    --      (6,082)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
   Ending units .........................      255,545     --     881,738     --    2,265,379     --     974,155     --
                                            ==========    ===   =========    ===   ==========    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               GVITIDModCon          GVITMyMkt         GVITSmCapGr2     GVITSmCapVal
                                            ------------------   -----------------   ----------------   ------------
Investment activity:                            2002      2001      2002      2001      2002     2001    2002   2001
                                            -----------   ----   ----------   ----   ---------   ----   -----   ----
   Net investment income (loss) .........   $    75,927     --      (17,384)    --      (5,340)    --     (24)    --
   Realized gain (loss) on investments ..       (51,403)    --           --     --     (39,248)    --     (27)    --
   Change in unrealized gain (loss)
      on investments ....................       (88,832)    --           --     --    (111,231)    --      17     --
   Reinvested capital gains .............        14,095     --           --     --          --     --      18     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       (50,213)    --      (17,384)    --    (155,819)    --     (16)    --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    10,895,139     --   29,524,441     --     848,128     --   8,203     --
   Transfers between funds ..............     2,439,855     --   11,426,536     --     616,747     --     (89)    --
   Redemptions (note 3) .................      (441,640)    --   (8,193,725)    --    (110,180)    --      --     --
   Annuity benefits .....................            --     --           --     --          --     --      --     --
   Annual contract maintenance charges
      (note 2) ..........................            --     --           --     --          --     --      --     --
   Contingent deferred sales charges
      (note 2) ..........................        (1,075)    --     (180,653)    --      (1,347)    --      --     --
   Adjustments to maintain reserves .....          (350)    --           37     --        (180)    --      --     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
         Net equity transactions ........    12,891,929     --   32,576,636     --   1,353,168     --   8,114     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---

Net change in contract owners' equity ...    12,841,716     --   32,559,252     --   1,197,349     --   8,098     --
Contract owners' equity beginning
   of period ............................            --     --           --     --          --     --      --     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
Contract owners' equity end of period ...   $12,841,716     --   32,559,252     --   1,197,349     --   8,098     --
                                            ===========    ===   ==========    ===   =========    ===   =====    ===

CHANGES IN UNITS:
   Beginning units ......................            --     --           --     --          --     --      --     --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
   Units purchased ......................     1,389,021     --    3,747,299     --     178,943     --   1,086     --
   Units redeemed .......................       (43,145)    --     (535,493)    --     (11,699)    --     (12)    --
                                            -----------    ---   ----------    ---   ---------    ---   -----    ---
   Ending units .........................     1,345,876     --    3,211,806     --     167,244     --   1,074     --
                                            ===========    ===   ==========    ===   =========    ===   =====    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             GVITSmCapVal2      GVITSmComp       GVITSmComp2         MFSInvGrS
                                            ---------------   -------------   ----------------   ----------------
Investment activity:                          2002     2001    2002    2001      2002     2001      2002     2001
                                            --------   ----   ------   ----   ---------   ----   ---------   ----
   Net investment income (loss) .........   $ (2,913)    --      (85)    --      (6,764)    --      (4,026)    --
   Realized gain (loss) on investments ..    (46,776)    --      266     --     (22,582)    --     (14,182)    --
   Change in unrealized gain (loss)
      on investments ....................    (20,989)    --     (367)    --    (133,711)    --     (69,532)    --
   Reinvested capital gains .............      5,349     --       --     --          --     --          --     --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (65,329)    --     (186)    --    (163,057)    --     (87,740)    --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    431,700     --   40,969     --     818,428     --   1,068,700     --
   Transfers between funds ..............    467,504     --       25     --     519,581     --      84,616     --
   Redemptions (note 3) .................    (34,220)    --   (2,235)    --     (32,560)    --     (37,967)    --
   Annuity benefits .....................         --     --       --     --          --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --       --     --          --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................       (534)    --     (139)    --      (1,049)    --        (678)    --
   Adjustments to maintain reserves .....        (87)    --       (4)    --        (150)    --        (142)    --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
         Net equity transactions ........    864,363     --   38,616     --   1,304,250     --   1,114,529     --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---

Net change in contract owners' equity ...    799,034     --   38,430     --   1,141,193     --   1,026,789     --
Contract owners' equity beginning
   of period ............................         --     --       --     --          --     --          --     --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
Contract owners' equity end of period ...   $799,034     --   38,430     --   1,141,193     --   1,026,789     --
                                            ========    ===   ======    ===   =========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --       --     --          --     --          --     --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
   Units purchased ......................    116,322     --    4,912     --     138,549     --     141,628     --
   Units redeemed .......................     (4,114)    --     (241)    --      (3,215)    --      (4,374)    --
                                            --------    ---   ------    ---   ---------    ---   ---------    ---
   Ending units .........................    112,208     --    4,671     --     135,334     --     137,254     --
                                            ========    ===   ======    ===   =========    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               MFSMidCapGrS        MFSNewDiscS          MFSValS           OppCapApS
                                            -----------------   ----------------   -----------------   ----------------
Investment activity:                           2002      2001      2002     2001      2002      2001      2002     2001
                                            ----------   ----   ---------   ----   ----------   ----   ---------   ----
   Net investment income (loss) .........   $   (6,872)    --      (5,703)    --       (8,244)    --     (19,287)    --
   Realized gain (loss) on investments ..      (59,718)    --     (17,162)    --      (64,178)    --    (186,620)    --
   Change in unrealized gain (loss)
      on investments ....................      (84,868)    --     (98,422)    --      (31,508)    --    (166,495)    --
   Reinvested capital gains .............           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (151,458)    --    (121,287)    --     (103,930)    --    (372,402)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,730,672     --   1,377,947     --    1,798,417     --   4,156,906     --
   Transfers between funds ..............      323,185     --     132,592     --      271,966     --     339,885     --
   Redemptions (note 3) .................      (97,173)    --     (13,853)    --      (70,045)    --    (156,217)    --
   Annuity benefits .....................           --     --          --     --           --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................           --     --          --     --           --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         (375)    --        (269)    --       (1,448)    --      (2,837)    --
   Adjustments to maintain reserves .....         (460)    --        (299)    --         (251)    --        (790)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
         Net equity transactions ........    1,955,849     --   1,496,118     --    1,998,639     --   4,336,947     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---

Net change in contract owners' equity ...    1,804,391     --   1,374,831     --    1,894,709     --   3,964,545     --
Contract owners' equity beginning
   of period ............................           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
Contract owners' equity end of period ...   $1,804,391     --   1,374,831     --    1,894,709     --   3,964,545     --
                                            ==========    ===   =========    ===   ==========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................           --     --          --     --           --     --          --     --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
   Units purchased ......................      297,468     --     192,275     --      228,865     --     531,294     --
   Units redeemed .......................      (12,857)    --      (1,732)    --       (7,252)    --     (17,258)    --
                                            ----------    ---   ---------    ---   ----------    ---   ---------    ---
   Ending units .........................      284,611     --     190,543     --      221,613     --     514,036     --
                                            ==========    ===   =========    ===   ==========    ===   =========    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               OppGlSec         OppGlSecS         OppHighInc        OppMSGrIncS
                                            --------------   ----------------   --------------   ----------------
Investment activity:                          2002    2001      2002     2001    2002     2001     2002      2001
                                            -------   ----   ---------   ----   -------   ----   ---------   ----
   Net investment income (loss) .........   $   (85)    --     (22,439)    --      (547)    --     (16,969)    --
   Realized gain (loss) on investments ..       (51)    --    (285,585)    --      (109)    --     (78,121)    --
   Change in unrealized gain (loss)
      on investments ....................      (959)    --    (101,304)    --     7,413     --    (269,321)    --
   Reinvested capital gains .............        --     --          --     --        --     --          --     --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,095)    --    (409,328)    --     6,757     --    (364,411)    --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    46,043     --   3,058,385     --   206,337     --   3,808,662     --
   Transfers between funds ..............        --     --   1,085,587     --    (1,325)    --     241,301     --
   Redemptions (note 3) .................      (345)    --     (83,987)    --      (130)    --     (70,948)    --
   Annuity benefits .....................        --     --          --     --        --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --          --     --        --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --      (2,373)    --        --     --        (239)    --
   Adjustments to maintain reserves .....        (3)    --        (804)    --        (1)    --        (401)    --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
         Net equity transactions ........    45,695     --   4,056,808     --   204,881     --   3,978,375     --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---

Net change in contract owners' equity ...    44,600     --   3,647,480     --   211,638     --   3,613,964     --
Contract owners' equity beginning
   of period ............................        --     --          --     --        --     --          --     --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
Contract owners' equity end of period ...   $44,600     --   3,647,480     --   211,638     --   3,613,964     --
                                            =======    ===   =========    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --          --     --        --     --          --     --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
   Units purchased ......................     5,675     --     471,774     --    22,134     --     450,688     --
   Units redeemed .......................       (42)    --      (9,189)    --      (154)    --      (7,628)    --
                                            -------    ---   ---------    ---   -------    ---   ---------    ---
   Ending units .........................     5,633     --     462,585     --    21,980     --     443,060     --
                                            =======    ===   =========    ===   =======    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              OppMSSmCap       OppStratBdS         PVTIntGr       PVTSmCapVal
                                            --------------   ----------------   -------------   --------------
Investment activity:                          2002    2001      2002     2001    2002    2001     2002    2001
                                            -------   ----   ---------   ----   ------   ----   -------   ----
   Net investment income (loss) .........   $  (171)    --     (15,326)    --     (184)    --      (367)    --
   Realized gain (loss) on investments ..    (1,189)    --      (3,494)    --     (500)    --    (5,554)    --
   Change in unrealized gain (loss)
      on investments ....................    (2,327)    --     151,066     --      (30)    --    (6,951)    --
   Reinvested capital gains .............        --     --          --     --       --     --        --     --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (3,687)    --     132,246     --     (714)    --   (12,872)    --
                                            -------    ---   ---------    ---   ------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    64,520     --   2,805,331     --   77,004     --   128,456     --
   Transfers between funds ..............     5,398     --   1,363,071     --    9,263     --   (17,787)    --
   Redemptions (note 3) .................       (62)    --    (171,644)    --     (366)    --        --     --
   Annuity benefits .....................        --     --          --     --       --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................        --     --          --     --       --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................        --     --      (2,149)    --       --     --        --     --
   Adjustments to maintain reserves .....        --     --         (71)    --      (10)    --        (4)    --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
         Net equity transactions ........    69,856     --   3,994,538     --   85,891     --   110,665     --
                                            -------    ---   ---------    ---   ------    ---   -------    ---

Net change in contract owners' equity ...    66,169     --   4,126,784     --   85,177     --    97,793     --
Contract owners' equity beginning
   of period ............................        --     --          --     --       --     --        --     --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
Contract owners' equity end of period ...   $66,169     --   4,126,784     --   85,177     --    97,793     --
                                            =======    ===   =========    ===   ======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --          --     --       --     --        --     --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
   Units purchased ......................     7,923     --     408,610     --   10,526     --    14,141     --
   Units redeemed .......................        (7)    --     (15,545)    --      (44)    --    (1,533)    --
                                            -------    ---   ---------    ---   ------    ---   -------    ---
   Ending units .........................     7,916     --     393,065     --   10,482     --    12,608     --
                                            =======    ===   =========    ===   ======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 PVTVoy            VKCom2             VKEmGr2         VISLgCapGr2
                                            ---------------   ----------------   ----------------   --------------
Investment activity:                          2002     2001      2002     2001      2002     2001     2002    2001
                                            --------   ----   ---------   ----   ---------   ----   -------   ----
   Net investment income (loss) .........   $   (297)    --     (19,309)    --      (7,026)    --    (1,503)    --
   Realized gain (loss) on investments ..        (40)    --     (98,741)    --     (12,072)    --   (11,815)    --
   Change in unrealized gain (loss)
      on investments ....................     (4,485)    --    (162,701)    --    (188,699)    --    (6,660)    --
   Reinvested capital gains .............         --     --         439     --          --     --        --     --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (4,822)    --    (280,312)    --    (207,797)    --   (19,978)    --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     79,270     --   3,753,035     --   1,973,609     --   521,190     --
   Transfers between funds ..............     46,633     --   1,156,832     --      78,511     --   (30,623)    --
   Redemptions (note 3) .................       (427)    --    (163,216)    --     (18,390)    --    (1,400)    --
   Annuity benefits .....................         --     --          --     --          --     --        --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --          --     --          --     --        --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (1,302)    --         (65)    --        (3)    --
   Adjustments to maintain reserves .....         (5)    --        (587)    --        (142)    --       (12)    --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
         Net equity transactions ........    125,471     --   4,744,762     --   2,033,523     --   489,152     --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---

Net change in contract owners' equity ...    120,649     --   4,464,450     --   1,825,726     --   469,174     --
Contract owners' equity beginning
   of period ............................         --     --          --     --          --     --        --     --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
Contract owners' equity end of period ...   $120,649     --   4,464,450     --   1,825,726     --   469,174     --
                                            ========    ===   =========    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --          --     --          --     --        --     --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
   Units purchased ......................     14,732     --     572,882     --     263,954     --    59,856     --
   Units redeemed .......................        (50)    --     (17,857)    --      (2,324)    --    (3,275)    --
                                            --------    ---   ---------    ---   ---------    ---   -------    ---
   Ending units .........................     14,682     --     555,025     --     261,630     --    56,581     --
                                            ========    ===   =========    ===   =========    ===   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              VISLgCapVal2        VISModGr2
                                            ---------------   ----------------
Investment activity:                          2002     2001     2002      2001
                                            --------   ----   ---------   ----
   Net investment income (loss) .........   $ (1,050)    --      (9,457)    --
   Realized gain (loss) on investments .. (10,697) -- (2,968) -- Change in unrealized gain (loss)
      on investments ....................    (18,426)    --     (36,172)    --
   Reinvested capital gains .............         --     --          --     --
                                            --------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (30,173)    --     (48,597)    --
                                            --------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    579,167     --   6,782,195     --
   Transfers between funds ..............    (27,024)    --     (51,121)    --
   Redemptions (note 3) .................     (1,052)    --     (58,992)    --
   Annuity benefits .....................         --     --          --     --
   Annual contract maintenance charges
      (note 2) ..........................         --     --          --     --
   Contingent deferred sales charges
      (note 2) ..........................         --     --      (1,063)    --
   Adjustments to maintain reserves .....        (56)    --        (776)    --
                                            --------    ---   ---------    ---
         Net equity transactions ........    551,035     --   6,670,243     --
                                            --------    ---   ---------    ---

Net change in contract owners' equity ... 520,862 -- 6,621,646 -- Contract owners' equity beginning
   of period ............................         --     --          --     --
                                            --------    ---   ---------    ---
Contract owners' equity end of period ...   $520,862     --   6,621,646     --
                                            ========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --          --     --
                                            --------    ---   ---------    ---
S   Units purchased ......................     68,545    --     726,762     --
   Units redeemed .......................     (3,029)    --     (11,428)    --
                                            --------    ---   ---------    ---
   Ending units .........................     65,516     --     715,334     --
                                            ========    ===   =========    ===

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-7
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc.(AIM VIF);
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares
                     (AIMCapAp2)
                  AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)
                  AIM VIF - International Equity Fund - Series II Shares
                     (AIMIntEq2)
                  AIM VIF - Mid Cap Core Equity Fund - Series I Shares
                     (AIMMidCore)
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the Alliance Variable Products Series Fund,
               Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein International Value
                     Portfolio - Class B (AlIntlValB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class B (AISmCapValB)
                  Alliance VPSF - Growth & Income Portfolio - Class B (AlGrIncB) Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGrB)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares
                     (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares
                     (FedCapApS)
                  Federated IS - Growth Strategies Fund II (FedGrStrat) Federated IS - High Income Bond Fund II - Primary Shares
                     (FedHiInc)*
                  Federated IS - High Income Bond Fund II - Service Shares
                     (FedHiIncS)
                  Federated IS - International Equity Fund II (FedIntEq) Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares
                     (FedQualBdS)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2
                     (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - High Income Portfolio - Service Class
                     (FidVIPHIS)
                  Fidelity(R) VIP - High Income Portfolio - Service Class 2
                     (FidVIPHI2)
                  Fidelity(R) VIP - Money Market Portfolio - Initial Class
                     (FidVIPMMkt)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2
                     (FidVIPOvS2)
                  Fidelity(R) VIP - Value Portfolio - Service Class (FidVIPVal) Fidelity(R) VIP - Value Portfolio - Service Class 2
                     (FidVIPVal2)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
                     (FidVIPAMS)
                  Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
                     (FidVIPAM2)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial
                     Class (FidVIPAMGr)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                     Class (FidVIPAMGrS)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service
                     Class 2 (FidVIPAMGrS2)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                     (FidVIPCon2)
                  Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
                     (FidVIPI500)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial
                     Class (FidVIPIGBd)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                     Class (FidVIPAgGrS)
                  Fidelity(R) VIP III - Aggressive Growth Portfolio - Service
                     Class 2 (FidVIPAgGr2)
                  Fidelity(R) VIP III - Balanced Portfolio - Initial Class
                     (FidVIPBal)
                  Fidelity(R) VIP III - Balanced Portfolio - Service Class
                     (FidVIPBalS)
                  Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
                     (FidVIPBal2)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                     Service Class (FidVIPDyCapS)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund -
                     Service Class 2 (FidVIPDyCap2)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Initial
                     Class (FidVIPGrIn)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Service
                     Class (FidVIPGrInS)
                  Fidelity(R) VIP III - Growth & Income Portfolio - Service
                     Class 2 (FidVIPGrIn2)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class 2 (FidVIPGrOp2)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
                     (FidVIPMCap)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
                     (FidVIPMCapS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                     (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPVaIS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class 2 (FidVIPVaIS2)

               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class I (FrVIPRisDiv)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT)
               (formerly Nationwide Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
                     (GVITDMidCap2)
                  Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Portfolios of the MFS(R) Variable Insurance Trust(SM) (MFS(R)
                  VIT);
                  MFS(R) VIT - Investors Growth Series - Service Class
                     (MFSInvGrS)
                  MFS(R) VIT - Mid Cap Growth Series - Service Class
                     (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                     (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Oppenheimer Variable Annuity;
                  Oppenheimer Capital Appreciation Fund/VA - Service Class
                     (OppCapApS)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Global Securities Fund/VA - Service Class
                     (OppGlSecS)
                  Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street Growth & Income Fund/VA - Service
                     Class (OppMSGrIncS)
                  Oppenheimer Main Street Small Cap Fund/VA - Initial Class
                     (OppMSSmCap)
                  Oppenheimer Strategic Bond Fund/VA - Service Class
                     (OppStratBdS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                  Putnam VT International Growth - IB Shares (PVTIntGr) Putnam VT Small Cap Value - IB Shares (PVTSmCapVal) Putnam VT Voyager Fund - IB Shares (PVTVoy)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
                  LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio - Class II
                     (VKEmGr2)

               Portfolios of the VISION Group of Funds;
                  VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2) VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2) VISION Group of Funds - Managed Allocation Fund - Moderate
                     Growth II (VISModGr2)

               *At December 31, 2002, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed approximately $1.2 and $1.0 million to the Account in the form of bonus credits for the years ended December 31, 2002 and 2001, respectively.

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                                          All
                                                                                           Nationwide   American   Nationwide
                             Nationwide Variable Account-7 Options                           Classic     Annuity     Select
-----------------------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk - Basic                                                      1.30%+       0.95%      1.40%++
-----------------------------------------------------------------------------------------------------------------------------
     Reduced Purchase Payment Option:                                                          --         0.25%        --

           Initial lowered to $1,000 and subsequent lowered to $25.
           Not available for investment only contracts.
-----------------------------------------------------------------------------------------------------------------------------
     CDSC Options:

        Five Year CDSC                                                                         --         0.15%        --
-----------------------------------------------------------------------------------------------------------------------------
     CDSC Waiver Options:

        Additional (5%) Withdrawal without Charge and Disability                               --         0.10%        --
           In addition to standard 10% CDSC-free withdrawal privilege.
                                                                                             ----         ----       ----
        10 Year and Disability Waiver for Tax Sheltered Annuities                              --         0.05%        --

           CDSC waived if (i) contract owner has owned contract for 10 years and (ii)
           has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
                                                                                             ----         ----       ----
        Hardship Waiver for Tax Sheltered Annuities                                            --         0.15%        --

           CDSC waived if contract owner experiences hardship (defined under IRC
           Section 401(k)).
-----------------------------------------------------------------------------------------------------------------------------
     Death Benefit Options:

        One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)           --         0.15%        --

           If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
                                                                                             ----         ----       ----
        Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on
           or after 1-2-01)                                                                    --         0.20%        --

           If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
                                                                                             ----         ----       ----
        One-Year Step Up (for contracts issued prior to 1-2-01)                                --         0.05%      0.05%

           If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
                                                                                             ----         ----       ----
        5% Enhanced (for contracts issued prior to 1-2-01)                                     --         0.10%      0.10%

           If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5%
           simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.
-----------------------------------------------------------------------------------------------------------------------------
     Guaranteed Minimum Income Benefit Options:

           Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

        Option 1                                                                               --         0.45%        --
                                                                                             ----         ----       ----
        Option 2                                                                               --         0.30%        --
-----------------------------------------------------------------------------------------------------------------------------
     Extra Value Option (EV):                                                                  --         0.45%        --

           Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.
-----------------------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option:                                                             --         0.40%        --

           Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges*                                                       1.30%+       3.15%      1.55%++
-----------------------------------------------------------------------------------------------------------------------------

*    When maximum options are elected.
+    Includes 0.05% contract administrative charge.
++   Includes 0.15% contract administrative charge.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                        Total      AIMBValue2   AIMCapAp2   AIMCapDev   AIMIntEq2
                     -----------   ----------   ---------   ---------   ---------
     0.95% .......   $ 2,513,145      8,444         379         --        2,041
     1.00% .......     2,014,824      6,267           1         --          350
     1.05% .......       417,352        798          12         --           28
     1.10% .......       377,879      1,505         411         26           96
     1.15% .......       109,552        751         273         --           37
     1.20% .......        56,725        490          12         --            4
     1.25% .......        50,860        612           8         --            8
     1.30% .......     1,034,082         75           5         --           40
     1.35% .......        11,482         23          --         --           19
     1.40% .......     9,782,917      3,864         183         --          436
     1.45% .......       714,947      1,584         262         --        1,507
     1.50% .......       275,129         65          --         --           23
     1.55% .......       655,134        958          --         --           24
     1.60% .......       112,503        110          --         --           --
     1.65% .......        58,398         60          --         --           --
     1.70% .......        37,605      1,054         185         --           64
     1.75% .......       441,268      1,290         473         --          536
     1.80% .......        28,679        945          10         --           76
     1.85% .......       129,063        563          16         --          168
     1.95% .......        10,633          4           8         --            3
     2.00% .......        50,064         22          19         --           38
     2.05% .......         5,225         41           7         --            3
     2.10% .......        43,945        352          51         --           --
     1.40% EV ....        13,108         41           9         --           16
     1.45% EV ....        18,825        127           7         --           --
     1.50% EV ....         2,424          3          --         --            1
     1.55% EV ....        11,129        127          13         --           14
     1.60% EV ....         1,497         --          --         --           --
     1.65% EV ....        11,925      1,167         859         --          179
     1.70% EV ....         4,832         --          --         --           --
     1.75% EV ....           555          8          --         --           --
     1.80% EV ....         6,120         12           5         --            6
     1.85% EV ....           216         --          --         --           --
     1.90% EV ....         7,007         53          56         --           --
     1.95% EV ....           282         --          --         --           --
     2.00% EV ....         3,772         63          --         --           --
     2.05% EV ....            82         --          --         --           --
     2.10% EV ....         9,484         --          --         --           --
     2.15% EV ....           759          4           1         --            2
     2.20% EV ....         2,018         74          --         --           --
     2.25% EV ....         1,869         --          --         --           --
     2.30% EV ....            97         --          --         --           --
     2.40% EV ....            12         --          --         --           --
     2.45% EV ....            60          6          --         --           --
     2.70% EV ....            30          5          --         --           --
                     -----------     ------       -----        ---        -----
        Totals ...   $19,027,514     31,567       3,265         26        5,719
                     ===========     ======       =====        ===        =====

                     AIMMidCore   AIMPreEq   AIMPreEq2   AlIntlValB   AISmCapValB
                     ----------   --------   ---------   ----------   -----------
     0.95% .......       $72         81          252       2,726        5,242
     1.00% .......        --         --           97         501        4,275

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     1.05%........        --         --           --         891          702
     1.10%........       405        103          502         678        1,695
     1.15%........        --         --           30         285        2,365
     1.20%........         9         13           11           5          303
     1.25%........        --         --           40          --          286
     1.30%........        --         --            2          74          167
     1.35%........        --         --            6          12           57
     1.40%........        --         --          807         383        1,662
     1.45%........        --         --          196         823        1,955
     1.50%........        --         --           35          51           19
     1.55%........        --         --           --         109        1,351
     1.65%........        --         --           --          12           23
     1.70%........        --         --          157         135          270
     1.75%........        --         --          344         585        1,556
     1.80%........        --         --          181         357          178
     1.85%........        --         --           16          --          110
     1.95%........        --         --           --           5            5
     2.00%........        --         --           18          50          106
     2.05%........        --         --            7         272          155
     2.10%........        --         --           --          --          267
     1.40% EV ....        --         --           13         284          148
     1.45% EV ....        --         --           --          59          340
     1.50% EV ....        --         --            3          --            5
     1.55% EV ....        --         --           18          25          571
     1.60% EV ....        --         --           87          87            4
     1.65% EV ....        --         --           83         159          404
     1.75% EV ....        --         --           --          --           30
     1.80% EV ....        --         --           --          --            2
     1.85% EV ....        --         --           --          39            9
     1.90% EV ....        --         --           --          57          155
     2.00% EV ....        --         --           --          --            6
     2.10% EV ....        --         --           --           3            3
     2.15% EV ....        --         --           --          41           41
     2.20% EV ....        --         --           --          81          507
     2.40% EV ....        --         --           --           3            3
     2.45% EV ....        --         --           --           3           --
                        ----        ---       ------       -----       ------
        Totals ...      $486        197        2,905       8,795       24,977
                        ====        ===       ======       =====       ======

                     AlGrIncB   AlPremGrB   DrySmCapIxS   DrySRGro   DryStkIx
                     --------   ---------   -----------   --------   --------
     0.95% .......    $2,274        810           30          --          116
     1.00% .......       371        208           --          --           --
     1.05% .......        95         61           --          --           --
     1.10% .......     2,155        490          238         126          395
     1.15% .......       720         95           --          --           --
     1.20% .......       322         46            6          --           --
     1.25% .......       443         --           --           3           --
     1.30% .......        91         21           --          --           --
     1.35% .......         7         --           16          --            3

     Continued       AlGrIncB   AlPremGrB   DrySmCapIxS   DrySRGro   DryStkIx
                     --------   ---------   -----------   --------   --------
     1.40% .......       188        353           --          --           --
     1.45% .......     1,033        387           --          --            2
     1.50% .......        11         77           --          --           --
     1.55% .......        16         --           --          --           --
     1.60% .......       104         --           --          --            1
     1.65% .......        11         --           --          --           --
     1.70% .......       302         46           --          --           --
     1.75% .......     1,513        699           --          --            9
     1.80% .......        41        145           --          --           --
     1.85% .......       192         16           --          --           --
     1.95% .......        25         --           --          --           --
     2.00% .......        18         --           --          --           --
     1.40% EV ....        53         13           --          --           --
     1.55% EV ....        23         --           --          --           --
     1.65% EV ....        89         --           --          --           --
     1.75% EV ....        25         --           --          --           --
     2.00% EV ....        62         --           --          --           --
     2.70% EV ....         5         --           --          --           --
                     -------      -----          ---         ---          ---
        Totals ...   $10,189      3,467          290         129          526
                     =======      =====          ===         ===          ===

                     FedAmLeadS   FedCapApS   FedGrStrat   FedHiIncS   FedIntEq
                     ----------   ---------   ----------   ---------   --------
     0.95% .......      $ 78          25          82         3,281         10
     1.00% .......        38        150           --         2,114         --
     1.05% .......        --         --           --           199         --
     1.10% .......         4         29          239           883         59
     1.15% .......        15        116           --           770         --
     1.20% .......        --         15           --           231         --
     1.25% .......        --         --           --           273         --
     1.30% .......       165        118           --           243         --
     1.35% .......         1         --           15            --         --
     1.40% .......        31         26           --           991         --
     1.45% .......        --         16           --           765         --
     1.50% .......        --         --           --            22         --
     1.55% .......        --         26           --           854         --
     1.70% .......        --         --           --           277         --
     1.75% .......        98         77           --           915         --
     1.80% .......        --         --           --           310         --
     1.85% .......        --          2           --            44         --
     1.95% .......        --         --           --             6         --
     2.00% .......        18         19           --            28         --
     2.10% .......        --         --           --           177         --
     1.40% EV ....        --         21           --            --         --
     1.45% EV ....         1         --           --           112         --
     1.50% EV ....        --         --           --            16         --
     1.55% EV ....        12         13           --            27         --
     1.65% EV ....         1          1           --            85         --
     1.90% EV ....        --         --           --            16         --
     2.00% EV ....        61         --           --            --         --
     2.30% EV ....        --         --           --             3         --
     2.70% EV ....         5         --           --            --         --
                         ---        ---          ---         -----        ---

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FedAmLeadS   FedCapApS   FedGrStrat   FedHiIncS   FedIntEq
                     ----------   ---------   ----------   ---------   --------
        Totals ...      $528         654         336         12,642       69
                        ====         ===         ===         ======       ==

                     FedQualBd   FedQualBdS   FidVIPEI   FidVIPEIS   FidVIPEI2
                     ---------   ----------   --------   ---------   ---------
     0.95% .......     $  165       2,435           --    166,911      58,222
     1.00% .......         --         689           --    153,069      16,512
     1.05% .......         --         162           --     35,011       4,119
     1.10% .......      1,210       1,141           --      3,279      32,107
     1.15% .......         12         302           --        674      10,911
     1.20% .......         20         596           --        435       2,404
     1.25% .......         21         140           --        301       5,318
     1.30% .......         --         308       68,813         86         254
     1.35% .......          6          34           --         15       1,182
     1.40% .......         34         915      705,600        683       5,452
     1.45% .......          2         523           --      1,578      43,922
     1.50% .......         --          15       24,571      4,126         351
     1.55% .......         --         831           --      1,105      47,207
     1.60% .......         --          --       12,077         67       4,234
     1.65% .......         --         177           --         46       6,919
     1.70% .......         --         541           --         --       2,134
     1.75% .......        343         813           --        221      48,365
     1.80% .......         --         481           --         --       1,557
     1.85% .......         --          80           --         --       8,465
     1.95% .......         --           7           --         --       1,704
     2.00% .......         --          --           --         --       4,087
     2.05% .......         --         230           --         --          40
     2.10% .......         --          --           --         --       5,602
     1.40% EV ....         --          18           --         --       2,252
     1.45% EV ....          9          --           --         --       1,004
     1.50% EV ....         --          --           --         --         215
     1.55% EV ....         --          --           --         --         481
     1.60% EV ....         --          --           --         --         102
     1.65% EV ....         --          --           --         --         401
     1.70% EV ....         --          --           --         --         433
     1.75% EV ....         --          --           --         --          43
     1.80% EV ....         --         475           --         --         662
     1.85% EV ....         --          --           --         --          18
     1.90% EV ....         --          12           --         --         382
     1.95% EV ....         --          --           --         --          61
     2.10% EV ....         --          --           --         --       1,308
     2.15% EV ....         --         182           --         --          37
     2.25% EV ....         --          --           --         --          62
     2.30% EV ....         --          --           --         --           3
                       ------      ------      -------    -------     -------
        Totals ...     $1,822      11,107      811,061    367,607     318,532
                       ======      ======      =======    =======     =======

                      FidVIPGr    FidVIPGrS   FidVIPGr2   FidVIPHI   FidVIPHIS
                     ----------   ---------   ---------   --------   ---------
     0.95% .......   $       --    265,463      79,939          --    107,484
     1.00% .......           --    250,104      35,266          --     74,708

     1.05% .......           --     48,046       4,023          --     17,642
     1.10% .......           --      4,858      37,185          --      1,150
     1.15% .......           --      4,683       9,409          --        712
     1.20% .......           --      1,385       3,756          --        325
     1.25% .......           --        818       4,875          --         80
     1.30% .......       93,744        227         296      42,332         --
     1.35% .......           --         55       1,411          --         --
     1.40% .......      921,174      1,275       5,348     595,841         98
     1.45% .......           --      3,483      60,534          --      2,642
     1.50% .......       35,629      1,001       2,118      13,925      2,158
     1.55% .......           --     12,767      75,008          --      1,720
     1.60% .......       11,340        697       2,794       5,646        320
     1.65% .......           --         65       4,682          --         31
     1.70% .......           --         --       2,347          --         --
     1.75% .......           --        399      45,147          --         --
     1.80% .......           --        672       1,428          --         --
     1.85% .......           --        572      14,480          --         --
     1.95% .......           --        139       1,731          --         --
     2.00% .......           --        148       3,921          --         --
     2.05% .......           --         --         595          --         --
     2.10% .......           --        139       6,005          --         --
     1.40% EV ....           --         --       1,809          --         --
     1.45% EV ....           --         --         645          --         --
     1.50% EV ....           --         --         191          --         --
     1.55% EV ....           --         --         304          --         --
     1.60% EV ....           --         --          52          --         --
     1.65% EV ....           --         --          12          --         --
     1.70% EV ....           --         --         688          --         --
     1.80% EV ....           --         --           6          --         --
     1.90% EV ....           --         --         719          --         --
     1.95% EV ....           --         --          57          --         --
     2.00% EV ....           --         --         304          --         --
     2.15% EV ....           --         --           2          --         --
     2.25% EV ....           --         --         111          --         --
     2.45% EV ....           --         --           6          --         --
                     ----------    -------     -------     -------    -------
        Totals ...   $1,061,887    596,996     407,204     657,744    209,070
                     ==========    =======     =======     =======    =======

                     FidVIPHI2   FidVIPMMkt   FidVIPOv   FidVIPOvS   FidVIPOvS2
                     ---------   ----------   --------   ---------   ----------
     0.95% .......    $16,763      129,241          --     66,267      16,705
     1.00% .......     10,485      109,324          --     49,640      10,871
     1.05% .......      1,301       25,695          --     11,787         548
     1.10% .......     12,068       11,067          --      1,614       7,867
     1.15% .......      3,910        2,254          --        333         875
     1.20% .......      1,239        5,262          --        423         948
     1.25% .......        493        2,033          --        277         409
     1.30% .......        132       48,466      54,415         26          75
     1.35% .......        356           --          --         --          73
     1.40% .......      1,419      687,532     495,984        340       1,721
     1.45% .......     18,498       59,158          --      2,059      31,253
     1.50% .......        129       40,083       6,942        562          81
     1.55% .......     24,438       38,695          --      5,588      24,724

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPHI2   FidVIPMMkt   FidVIPOv   FidVIPOvS   FidVIPOvS2
                     ---------   ----------   --------   ---------   ----------
     1.60% .......        897         7,190      2,843         42          617
     1.65% .......      2,771        10,429         --         65        1,439
     1.70% .......        449            --         --         --          858
     1.75% .......     10,241        60,597         --        274        7,933
     1.80% .......        130           400         --        572           40
     1.85% .......      6,109        12,788         --        583        3,655
     1.95% .......        662            38         --         --          388
     2.00% .......      2,774        18,666         --         --          747
     2.05% .......          5            --         --         --          128
     2.10% .......      1,131         3,479         --         10          386
     1.40% EV ....        467         1,761         --         --          155
     1.45% EV ....         --        12,519         --         --           --
     1.50% EV ....         15            --         --         --            5
     1.55% EV ....         74           109         --         --          170
     1.60% EV ....         63            --         --         --           17
     1.65% EV ....        103         1,125         --         --           --
     1.70% EV ....        885           383         --         --          255
     1.75% EV ....         --            --         --         --           14
     1.80% EV ....        256           853         --         --          358
     1.90% EV ....         65            --         --         --           75
     2.00% EV ....         --            33         --         --           --
     2.10% EV ....        902            --         --         --          436
     2.25% EV ....         67            --         --         --           60
                     --------     ---------    -------    -------      -------
        Totals ...   $119,297     1,289,180    560,184    140,462      113,886
                     ========     =========    =======    =======      =======

                     FidVIPVal   FidVIPVal2   FidVIPAM   FidVIPAMS   FidVIPAM2
                     ---------   ----------   --------   ---------   ---------
     0.95% .......     $3,588         2,385         --     41,263       8,604
     1.00% .......      3,969           294         --     34,047       6,822
     1.05% .......        121            37         --     10,287          53
     1.10% .......        235         1,432         --         --       7,674
     1.15% .......      1,165         1,795         --         --       2,280
     1.20% .......         --            57         --        236         761
     1.25% .......         --           213         --        333       1,786
     1.30% .......         --            21      9,973         --         209
     1.35% .......         --            73         --         --         171
     1.40% .......         --         1,172    146,062         --         726
     1.45% .......        378         4,375         --        287      12,971
     1.50% .......         --            --      7,375         --         762
     1.55% .......         --         2,111         --      2,510      10,633
     1.60% .......         --            --      2,309         60         724
     1.65% .......         --         1,996         --         --       3,029
     1.70% .......         --            --         --         --         332
     1.75% .......         --         5,074         --         --       7,959
     1.80% .......         --            --         --         --         143
     1.85% .......         --           228         --         --       3,837
     1.95% .......         --            --         --         --          55
     2.00% .......         --            15         --         --         298
     2.10% .......         --            --         --         --       4,193

     Continued       FidVIPVal   FidVIPVal2   FidVIPAM   FidVIPAMS   FidVIPAM2
                     ---------   ----------   --------   ---------   ---------
     1.40% EV ....         --            --         --         --       1,267
     1.45% EV ....         --            --         --         --           4
     1.55% EV ....         --            29         --         --          --
     1.60% EV ....         --            --         --         --          58
     1.65% EV ....         --            34         --         --         127
     1.70% EV ....         --            27         --         --          17
     1.75% EV ....         --             7         --         --          --
     1.95% EV ....         --            --         --         --          37
                       ------        ------    -------     ------      ------
        Totals ...     $9,456        21,375    165,719     89,023      75,532
                       ======        ======    =======     ======      ======

                     FidVIPAMGr   FidVIPAMGrS   FidVIPAMGrS2   FidVIPCon   FidVIPConS
                     ----------   -----------   ------------   ---------   ----------
     0.95% .......    $     --       22,536         7,439             --     206,355
     1.00% .......          --       24,382         1,338             --     188,503
     1.05% .......          --        4,539           688             --      40,860
     1.10% .......          --          387         2,572             --       2,959
     1.15% .......          --           --           298             --       2,441
     1.20% .......          --          355           404             --       1,187
     1.25% .......          --           11           438             --         376
     1.30% .......       7,891           35           165        104,940         123
     1.35% .......          --           --            43             --          73
     1.40% .......      98,488          226           182        937,518         872
     1.45% .......          --          359         8,798             --       2,765
     1.50% .......       2,881           --           307         27,105         869
     1.55% .......          --           --        17,193             --      10,936
     1.60% .......       1,291           51           606          6,812         577
     1.65% .......          --           --           109             --          71
     1.70% .......          --           --            14             --          --
     1.75% .......          --           --         5,629             --         510
     1.80% .......          --           --           172             --         825
     1.85% .......          --           --         3,445             --          --
     1.95% .......          --           --           347             --         180
     2.00% .......          --           75            36             --          72
     2.10% .......          --           --           329             --           6
     1.45% EV ....          --           --            65             --          --
     1.60% EV ....          --           --            57             --          39
     1.90% EV ....          --           --            49             --          --
                     ----------      ------        ------      ---------     -------
        Totals ...    $110,551       52,956        50,723      1,076,375     460,599
                     ==========      ======        ======      =========     =======

                     FidVIPCon2   FidVIPI500   FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2
                     ----------   ----------   ----------   -----------   -----------
     0.95% .......     $48,133      279,384       184,485         1,246        2,496
     1.00% .......      27,677      184,783       124,663           793          528
     1.05% .......       3,040       36,927        45,813            55           --
     1.10% .......      17,855       38,991        37,123            --        1,779
     1.15% .......       3,728        3,948         9,322            --          529
     1.20% .......       3,626        7,145         3,557            --          138
     1.25% .......       3,000        2,671         3,156            --          123
     1.30% .......         341       76,519        46,704            --           41
     1.35% .......         576        1,272         1,156            --           15
     1.40% .......       4,363      633,510       664,223            --          376

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPCon2   FidVIPI500   FidVIPIGBd   FidVIPAgGrS   FidVIPAgGr2
                     ----------   ----------   ----------   -----------   -----------
     1.45% .......      33,581        52,371       57,920        508          6,726
     1.50% .......         923        24,313       14,933         --              9
     1.55% .......      57,559        50,670       36,769         --            775
     1.60% .......       2,206        12,025        7,462         --             42
     1.65% .......       2,995         2,441       11,724         --             52
     1.70% .......       1,976         5,759          969         --             87
     1.75% .......      24,532        31,339       35,754         --          3,124
     1.80% .......         433           169          117         --              1
     1.85% .......      14,400         3,662        4,876         --            615
     1.95% .......         549         1,015          300         --             12
     2.00% .......       1,621         3,296        2,822         --             72
     2.05% .......         476           590           17         --             --
     2.10% .......       2,934         1,446        5,959         --            265
     1.40% EV ....         616            --          332         --              4
     1.45% EV ....         372           103           38         --             --
     1.50% EV ....          17           199           --         --             --
     1.55% EV ....       1,132           166          516         --              6
     1.60% EV ....          19            32           45         --             --
     1.65% EV ....         136           150          217         --            188
     1.70% EV ....         409            --           53         --             --
     1.75% EV ....          98            --           --         --              6
     1.80% EV ....         308            45           69         --            279
     1.85% EV ....          18            --           --         --             --
     1.90% EV ....         553           197           --         --             11
     1.95% EV ....          --            60           --         --             --
     2.00% EV ....         411            --           --        335             --
     2.05% EV ....           2            --           --         --             --
     2.10% EV ....       1,035         1,742           --         --            510
     2.15% EV ....          73            --           --         --              1
     2.20% EV ....         139            --           --         --             --
     2.25% EV ....          30            --           --         --             --
     2.30% EV ....           3            --           --         --             --
     2.40% EV ....           3            --           --         --             --
     2.70% EV ....           5            --           --         --             --
                      --------     ---------    ---------      -----         ------
        Totals ...    $261,903     1,456,940    1,301,094      2,937         18,810
                      ========     =========    =========      =====         ======

                     FidVIPBal   FidVIPBalS   FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2
                     ---------   ----------   ----------   ------------   ------------
     0.95% .......    $     --     91,649       16,562         5,706          5,985
     1.00% .......          --     85,658       11,382         1,552          1,598
     1.05% .......          --     16,366          889           143            326
     1.10% .......          --      1,641        7,020            --          1,998
     1.15% .......          --        843        2,101           405          1,127
     1.20% .......          --        157          985             6            314
     1.25% .......          --        176        2,609            --            121
     1.30% .......     103,417         --           94            --             --
     1.35% .......          --         --        1,314            --             10
     1.40% .......     936,482        812        2,089            45          1,002
     1.45% .......          --        788       20,270            91          8,133

     Continued       FidVIPBal    FidVIPBalS   FidVIPBal2   FidVIPDyCapS   FidVIPDyCap2
                     ----------   ----------   ----------   ------------   ------------
     1.50% .......        5,944          38          160           --             98
     1.55% .......           --       1,039       34,333          174          7,450
     1.60% .......        2,026         313        1,202           --            555
     1.65% .......           --          --          718           --             50
     1.70% .......           --          --          783           --            153
     1.75% .......           --          --       21,204           --          5,248
     1.80% .......           --          --        1,454           --             46
     1.85% .......           --          --        8,832           --          1,438
     1.95% .......           --          --          371           --            129
     2.00% .......           --          --        1,088           --            668
     2.05% .......           --          --          286           --             --
     2.10% .......           --          13          373           --            873
     1.40% EV ....           --          --           10           --            598
     1.45% EV ....           --          --          889           --             --
     1.50% EV ....           --          --           23           --             --
     1.55% EV ....           --          --          149           --             25
     1.60% EV ....           --          --           --           --             18
     1.65% EV ....           --          --          129           --             84
     1.70% EV ....           --          --          499           --              9
     1.75% EV ....           --          --           11           --             --
     1.80% EV ....           --          --          488           --             --
     1.90% EV ....           --          --          687           --             --
     2.10% EV ....           --          --           23           --             69
                     ----------     -------      -------        -----         ------
        Totals ...   $1,047,869     199,493      139,027        8,122         38,125
                     ==========     =======      =======        =====         ======

                     FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2   FidVIPGrOp   FidVIPGrOpS
                     ----------   -----------   -----------   ----------   -----------
     0.95% .......    $     --      163,612        29,490             --     205,850
     1.00% .......          --      186,468        19,853             --     191,269
     1.05% .......          --       41,833         3,022             --      35,380
     1.10% .......          --        3,005        11,520             --       4,378
     1.15% .......          --        2,036         3,451             --       2,956
     1.20% .......          --          738         1,989             --         899
     1.25% .......          --          642         4,998             --         397
     1.30% .......      43,797           64           572        284,095         126
     1.35% .......          --           --           669             --          --
     1.40% .......     473,581        1,194         1,985      2,402,603       3,410
     1.45% .......          --        3,181        35,838             --       3,298
     1.50% .......      18,012        2,632           543         25,943       2,873
     1.55% .......          --        5,409        53,347             --       2,578
     1.60% .......       4,891           90           490         13,676         335
     1.65% .......          --           --         1,573             --          84
     1.70% .......          --           --           346             --          --
     1.75% .......          --           --        23,585             --         200
     1.80% .......          --           --         1,166             --          --
     1.85% .......          --           --         5,393             --         299
     1.95% .......          --           --            35             --          --
     2.00% .......          --           --         1,960             --          58
     2.05% .......          --           --            22             --          --
     2.10% .......          --           12         2,045             --         147

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       FidVIPGrIn   FidVIPGrInS   FidVIPGrIn2   FidVIPGrOp   FidVIPGrOpS
                     ----------   -----------   -----------   ----------   -----------
     1.40% EV ....          --           --           436             --          --
     1.45% EV ....          --           --           330             --          --
     1.55% EV ....          --           --           209             --          --
     1.65% EV ....          --           --            85             --          --
     1.70% EV ....          --           --         1,015             --          --
     1.80% EV ....          --           --           430             --          --
     1.90% EV ....          --           --           610             --          --
     2.10% EV ....          --           --         1,400             --          --
     2.25% EV ....          --           --            60             --          --
     2.45% EV ....          --           --             6             --          --
                      --------      -------       -------      ---------     -------
        Totals ...    $540,281      410,916       208,473      2,726,317     454,537
                      ========      =======       =======      =========     =======

                     FidVIPGrOp2   FidVIPMCap   FidVIPMCapS   FidVIPMCap2   FidVIPVaIS
                     -----------   ----------   -----------   -----------   ----------
     0.95% .......     $20,249           --        83,102        50,026          10
     1.00% .......      17,761           --        98,722        23,595          --
     1.05% .......         817           --        15,884         1,341          --
     1.10% .......       8,107           --         1,819        26,409         146
     1.15% .......       1,233           --         1,662         7,193          --
     1.20% .......       1,530           --           234         2,608          --
     1.25% .......         798           --           533         3,451           3
     1.30% .......         248       38,117            11           703          --
     1.35% .......         142           --            --           821          --
     1.40% .......         504           --           163         6,347          --
     1.45% .......      20,057           --         1,614        68,954          --
     1.50% .......         573           --           903         3,570          --
     1.55% .......      27,023           --        11,137        72,562          --
     1.60% .......         532           --           291         2,019          --
     1.65% .......         766           --            44         3,430          --
     1.70% .......         128           --            --         2,315          --
     1.75% .......       7,793           --           901        40,390          --
     1.80% .......          38           --            --           240          --
     1.85% .......       4,113           --           951        12,702          --
     1.95% .......         208           --            --           932          --
     2.00% .......         643           --            --         3,751          --
     2.05% .......          --           --            --         1,006          --
     2.10% .......       1,277           --           234         2,259          --
     1.40% EV ....           4           --            --         1,262          --
     1.45% EV ....          --           --            --            86          --
     1.50% EV ....          --           --            --           221          --
     1.55% EV ....          53           --            --           253          --
     1.60% EV ....          --           --            --            29          --
     1.65% EV ....          --           --            --           584          --
     1.70% EV ....          --           --            --           159          --
     1.80% EV ....         182           --            --           303          --
     1.85% EV ....          --           --            --            32          --
     1.90% EV ....          --           --            --           426          --
     1.95% EV ....          --           --            --            67          --

     Continued       FidVIPGrOp2   FidVIPMCap   FidVIPMCapS   FidVIPMCap2   FidVIPVaIS
                     -----------   ----------   -----------   -----------   ----------
     2.00% EV ....           --          --           380            --          --
     2.10% EV ....          835          --            --         1,019          --
     2.15% EV ....           --          --            --            15          --
     2.20% EV ....           --          --            --            50          --
     2.25% EV ....          119          --            --           134          --
     2.30% EV ....           --          --            --             3          --
     2.40% EV ....           --          --            --             2          --
     2.45% EV ....           --          --            --             3          --
                       --------      ------       -------       -------         ---
        Totals....     $115,733      38,117       218,585       341,272         159
                       ========      ======       =======       =======         ===

                     FidVIPVaIS2   FrVIPRisDiv   FrVIPForSec   GVITDMidCapI   GVITDMidCap2
                     -----------   -----------   -----------   ------------   ------------
     0.95% .......      $  462          45             9             8              972
     1.00% .......         254          --            --            --              564
     1.05% .......          23          --            --            --               --
     1.10% .......         322         485            90           106               76
     1.15% .......         112          --            --                            176
     1.20% .......           1          13             6            --               47
     1.25% .......          19          --            --             3                4
     1.30% .......          42          --            --            --                8
     1.35% .......          --          18            10             4               40
     1.40% .......         425           1            --            --              883
     1.45% .......         258           1            --            --               76
     1.50% .......          --          --            --            --               20
     1.55% .......          16          --            --            --               16
     1.60% .......         337          --            --             1               --
     1.70% .......          36          --            --            --              437
     1.75% .......         200           5            --            52              303
     1.80% .......          52          --            --            --              247
     1.85% .......          37          --            --            --               92
     2.00% .......          35          --            --            --               39
     2.05% .......          --          --            --            --               17
     1.40% EV ....           9          --            --            --               25
     1.45% EV ....          13          --            --            --               --
     1.50% EV ....          --          --            --            --                5
     1.55% EV ....          12          --            --            --               18
     1.90% EV ....          11          --            --            --               11
     2.15% EV ....          16          --            --            --               --
     2.40% EV ....           1          --            --            --               --
     2.45% EV ....          --          --            --            --                3
                        ------         ---           ---           ---            -----
        Totals ...      $2,693         568           115           174            4,079
                        ======         ===           ===           ===            =====

                     GVITEmMrkts2   GVITGvtBd   GVITIDAgg   GVITIDCon   GVITIDMod
                     ------------   ---------   ---------   ---------   ---------
     0.95% .......       $673         21,813        354       4,360       9,370
     1.00% .......        251         13,483         --       3,890         791
     1.05% .......        258          2,546         --          --          --
     1.10% .......        164          9,641        745       3,916      13,560
     1.15% .......        328          2,748         34         127       5,589
     1.20% .......         40            779      1,171       4,331       2,889
     1.25% .......         41            681        216         275       1,115

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITEmMrkts2   GVITGvtBd   GVITIDAgg   GVITIDCon   GVITIDMod
                     ------------   ---------   ---------   ---------   ---------
     1.30% .......          21           385          8         189        2,269
     1.35% .......          --            84          8          27          378
     1.40% .......          32         2,310      1,879         894        7,825
     1.45% .......       1,723         8,754        420       4,297        2,841
     1.50% .......          --           120         --          --          156
     1.55% .......          --         3,084         --       2,807          498
     1.60% .......          --            --         --         421           --
     1.65% .......          --         1,329         --         302           --
     1.70% .......          17           734        274       1,132        4,407
     1.75% .......         339         6,912         --       1,574        4,276
     1.80% .......          --           320        351         596        9,094
     1.85% .......           1         2,627         --       2,541        1,957
     1.95% .......          --            --         --          --        1,207
     2.00% .......          18            91         16          27          678
     2.05% .......          --            --         --          55           53
     2.10% .......          --         1,145         --          --          219
     1.40% EV ....          --            24         --         118            8
     1.45% EV ....          --           218         --           8          323
     1.50% EV ....          --            10         76          --        1,370
     1.55% EV ....          18           299         58         717          213
     1.60% EV ....          --            23         --          --          396
     1.65% EV ....          --         1,431         --          14          311
     1.75% EV ....          --            --         --          --           14
     1.80% EV ....          --           631         --          --          641
     1.85% EV ....           5            --         --          --           --
     1.90% EV ....          --         1,883        346          --          380
     2.00% EV ....          --            --      1,315          --           --
     2.05% EV ....          --            --                     --           14
     2.10% EV ....          --             3         --          --           --
     2.15% EV ....          --           185         --          --           28
     2.20% EV ....          --           383         --          --           67
     2.25% EV ....          --            --         --          --        1,201
     2.30% EV ....          --            --         --           3           --
                        ------        ------      -----      ------       ------
        Totals ...      $3,929        84,676      7,271      32,621       74,138
                        ======        ======      =====      ======       ======

                     GVITIDModAgg   GVITIDModCon   GVITMyMkt   GVITSmCapGr2   GVITSmCapVal
                     ------------   ------------   ---------   ------------   ------------
     0.95% .......      $7,838          4,287        17,064        1,103           --
     1.00% .......          --          7,639        13,651        1,824           --
     1.05% .......          --            419         2,558           50           --
     1.10% .......       5,525          8,795         6,499          215           21
     1.15% .......       2,098          1,389           572          243           --
     1.20% .......         301            370            81           25            3
     1.25% .......         926          1,777           339           40           --
     1.30% .......          68            778           139           23           --
     1.35% .......         101            413           114           20           --
     1.40% .......       1,908          2,713         1,544          299           --
     1.45% .......       1,253          3,844        99,075          488            1
     1.50% .......         460          1,276            --           --           --

     Continued       GVITIDModAgg   GVITIDModCon   GVITMyMkt   GVITSmCapGr2   GVITSmCapVal
                     ------------   ------------   ---------   ------------   ------------
     1.55% .......           --         2,654         2,996           14           --
     1.60% .......           22           966            --           --           --
     1.65% .......           --            --           836           --           --
     1.70% .......        4,757           856           370            4           --
     1.75% .......          250         7,652         7,305          757           --
     1.80% .......        2,771           352           122           39           --
     1.85% .......           --           324         3,326           19           --
     1.95% .......           --            63            42            6           --
     2.00% .......           89           424           469           27           --
     2.05% .......           66            --            --            8           --
     2.10% .......          152            32         2,035           52           --
     1.40% EV ....           --             5           135           --           --
     1.45% EV ....           --            92           871           --           --
     1.50% EV ....           --            --             1           --           --
     1.55% EV ....           28            --           426           64           --
     1.60% EV ....          119            --             4           --           --
     1.65% EV ....           --           102         1,889           --           --
     1.80% EV ....           --            --            52            3           --
     1.90% EV ....            5            --             1           11           --
     2.00% EV ....            4            --            --           --           --
     2.05% EV ....           21            --            --           --           --
     2.10% EV ....          169            --            27           --           --
     2.15% EV ....           34            --            --            1           --
     2.25% EV ....           25            --            --           --           --
     2.30% EV ....           --             3            72            2           --
     2.45% EV ....           --            --            --            3           --
                        -------        ------       -------        -----          ---
        Totals ...      $28,990        47,225       162,615        5,340           25
                        =======        ======       =======        =====          ===

                      GVITSmCapVal2   GVITSmComp   GVITSmComp2   MFSInvGrS   MFSMidCapGrS
                      -------------   ----------   -----------   ---------   ------------
     0.95% .......         $906            6          1,709        1,028          812
     1.00% .......          850           --          1,028           38          262
     1.05% .......          127           --            303           11          161
     1.10% .......           96           75          1,022          439          804
     1.15% .......            2           --            306          352          196
     1.20% .......           68           --             51           20           46
     1.25% .......           50           --              7           51           95
     1.30% .......           62           --              6           58          138
     1.35% .......            4            4             --           25           51
     1.40% .......          237           --            316          193          755
     1.45% .......           76           --            197            8          831
     1.50% .......           --           --             29           30           77
     1.55% .......           --           --            452           --          140
     1.60% .......           76           --             --            6           --
     1.65% .......           --           --             --           --           13
     1.70% .......           15           --             22           55          255
     1.75% .......           76           --            779          235          900
     1.80% .......           42           --              5           31          284
     1.85% .......           69           --             23           16           --
     1.95% .......            2           --             --            3            3

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       GVITSmCapVal2   GVITSmComp   GVITSmComp2   MFSInvGrS   MFSMidCapGrS
                     -------------   ----------   -----------   ---------   ------------

     2.00%........           43           --            37           98            92
     2.05%........            8           --             1           16            13
     2.10%........           --           --            57           46            12
     1.40% EV ....           --           --            18           35             9
     1.45% EV ....           37           --             7            8            18
     1.50% EV ....            1           --            --           --             4
     1.55% EV ....           21           --            44          906           559
     1.60% EV ....           --           --            --           --             9
     1.65% EV ....           --           --            --          113           119
     1.75% EV ....           --           --            18           16            55
     1.85% EV ....           --           --            12           --            --
     1.90% EV ....           11           --            --           --            52
     2.00% EV ....           --           --           315           10             6
     2.05% EV ....           --           --            --            2             1
     2.15% EV ....           34           --            --           33            11
     2.20% EV ....           --           --            --          135            86
     2.30% EV ....           --           --            --            3            --
     2.45% EV ....           --           --            --            6             3
                         ------          ---         -----        -----         -----
        Totals ...       $2,913           85         6,764        4,026         6,872
                         ======          ===         =====        =====         =====

                     MFSNewDis    MFSValS   OppCapAp   OppGlSec   OppGlSecS
                     ---------    -------   --------   --------   ---------
     0.95% .......     $  752      1,053      4,120        3        3,508
     1.00%........        312        600        258       --        2,671
     1.05%........         12        212          7       --          128
     1.10%........      1,080         74      2,467       82        1,958
     1.15%........        324        165      1,205       --        1,400
     1.20%........         29        113        148       --          110
     1.25%........         85         31        508       --          368
     1.30%........          9        170        321       --           37
     1.35%........         20         14         67       --           40
     1.40%........      1,382        362      1,157       --        1,137
     1.45%........        424      2,216      1,390       --        7,049
     1.50%........          6         --         30       --            8
     1.55%........        157        212        109       --           40
     1.60%........          3         --         77       --          333
     1.65%........         11          7         --       --           --
     1.70%........        174         24        195       --           65
     1.75%........        476      1,149      2,512       --        1,390
     1.80%........          9        504        176       --          148
     1.85%........          1        592      2,490       --          763
     1.95%........         --          5         23       --           10
     2.00%........         42         93        109       --          171
     2.05%........        129         73          1       --           62
     2.10%........         --         88         80       --           --
     1.40% EV ....        142         48         --       --           --
     1.45% EV ....          2        187          8       --           --
     1.50% EV ....         --         --          8       --           --
     1.55% EV ....         25         46        847       --          584

     Continued       MFSNewDiscS   MFSValS   OppCapApS   OppGlSec   OppGlSecS
                     -----------   -------   ---------   --------   ---------
     1.60% EV ....           9         --          --        --           --
     1.65% EV ....           7         87         527        --          252
     1.75% EV ....          --          4          77        --           84
     1.80% EV ....           2          8          --        --           12
     1.85% EV ....           9         --          --        --           13
     1.90% EV ....          --         54          12        --           11
     2.00% EV ....          62         --         383        --            6
     2.05% EV ....          --         --          --        --            6
     2.15% EV ....          --          3          --        --            4
     2.20% EV ....          --         50         135        --           88
     2.45% EV ....           3         --          --        --            3
     2.70% EV ....           5         --           5        --           --
                        ------      -----      ------       ---       ------
        Totals ...      $5,703      8,244      19,452        85       22,459
                        ======      =====      ======       ===       ======

                     OppHighInc   OppMSGrIncS   OppMSSmCap   OppStratBdS   PVTIntGr
                     ----------   -----------   ----------   -----------   --------
     0.95% .......      $ 21          3,316          31          4,202         13
     1.00%........        --            751          --          2,498         --
     1.05%........        --            231          --            426         --
     1.10%........       513          1,771         130          1,418        167
     1.15%........        --          1,500          --            656         --
     1.20%........        --            115           9             39         --
     1.25%........         4            233          --             95         --
     1.30%........        --            378          --            125         --
     1.35%........         9              9          --             26          4
     1.40%........        --          1,147           1            775         --
     1.45%........        --          1,149          --          2,591         --
     1.50%........        --             76          --             11         --
     1.55%........        --            643          --          1,147         --
     1.60%........        --            494          --            189         --
     1.65%........        --             --          --             47         --
     1.70%........        --            271          --            201         --
     1.75%........        --          2,987          --          1,388         --
     1.80%........        --            369          --            629         --
     1.85%........        --            449          --             97         --
     1.95%........        --             93          --              1         --
     2.00%........        --             65          --              8         --
     2.05%........        --             28          --              1         --
     1.40% EV ....        --              7          --              8         --
     1.45% EV ....        --            262          --             57         --
     1.50% EV ....        --              7          --              6         --
     1.55% EV ....        --             42          --            313         --
     1.60% EV ....        --            112          --             97         --
     1.65% EV ....        --            465          --             14         --
     1.80% EV ....        --             12          --              8         --
     1.90% EV ....        --             85          --             --         --
     2.05% EV ....        --             12          --             --         --
     2.15% EV ....        --              4          --              3         --
     2.30% EV ....        --             --          --              1         --
     2.45% EV ....        --              6          --             --         --
                        ----         ------         ---         ------        ---

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

     Continued       OppHighInc   OppMSGrIncS   OppMSSmCap   OppStratBdS   PVTIntGr
                     ----------   -----------   ----------   -----------   --------
        Totals ...      $547         17,089         171         17,077        184
                        ====         ======         ===         ======        ===

                     PVTSmCapVal     PVTVoy        VKCom2       VKEmGr2     VISLgCapGr2
                     -----------   -----------   ----------   -----------   -----------
     0.95% .......      $122            62          4,702           845         293
     1.00% .......        --            --          2,205           307          --
     1.05% .......        --            --            302            37          --
     1.10% .......       237           227          2,060         1,119         857
     1.15% .......        --            --            490           174          --
     1.20% .......        --            --            236           412          13
     1.25% .......        --             3          1,080           317          --
     1.30% .......        --            --            361           106          --
     1.35% .......         8             4             31             6          13
     1.40% .......        --            --          3,046         1,396          --
     1.45% .......        --            --            223            61           5
     1.50% .......        --            --             41            29          --
     1.55% .......        --            --            520            --          --
     1.60% .......        --             1              7             6          --
     1.70% .......        --            --            567           159          --
     1.75% .......        --            --            245            42         322
     1.80% .......        --            --             95           116          --
     1.85% .......        --            --            821            62          --
     1.95% .......        --            --            226            91          --
     2.00% .......        --            --            150            89          --
     2.05% .......        --            --            408           406          --
     2.10% .......        --            --             --            63          --
     1.40% EV ....        --            --            493           435          --
     1.50% EV ....        --            --             11            11          --
     1.55% EV ...         --            --            830           540          --
     1.60% EV ....        --            --             19            --          --
     1.65% EV ....        --            --            118            74          --
     1.75% EV ....        --            --             45            --          --
     1.80% EV ....        --            --             12            --          --
     1.85% EV ....        --            --             31            30          --
     1.90% EV ....        --            --             --            11          --
     2.00% EV ....        --            --             10             6          --
     2.05% EV ....        --            --             18             6          --
     2.15% EV ....        --            --              4            --          --
     2.20% EV ....        --            --            136            87          --
     2.30% EV ....        --            --             --             1          --
     2.45% EV ....        --            --              3             6          --
                        ----           ---         ------         -----       -----
        Totals ...      $367           297         19,546         7,050       1,503
                        ====           ===         ======         =====       =====

                     VISLgCapVal2   VISModGr2
                     ------------   ---------
     0.95%........      $  222        1,368
     1.10%........         887        9,601

     1.15%........          --        1,321
     1.20%........           6           67
     1.25%........           4          220
     1.35%........          40          264
     1.40%........          --           25
     1.45%........           5          246
     1.65%........          --           41
     1.70%........          --          897
     1.75%........         440        3,032
     1.85%........          --          106
     1.45% EV ....          --            4
                        ------       ------
     Totals ......      $1,604       17,192
                        ======       ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollarcontract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $103,906,221 and $93,691,836, respectively, and total transfers from the Account to the fixed account were $67,091,836 and $20,865,339, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002:

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     AIM VIF - Basic Value Fund - Series II Shares
        2002 .......................................    0.95%          212,275    $7.893653     $1,675,625      -21.06% 2/14/02
                                                        1.00%           98,623     7.890168        778,152      -21.10% 2/14/02
                                                        1.05%           18,378     7.886658        144,941      -21.13% 2/14/02
                                                        1.10%           50,887     7.883164        401,151      -21.17% 2/14/02
                                                        1.15%           17,334     7.879658        136,586      -21.20% 2/14/02
                                                        1.20%            8,896     7.876157         70,066      -21.24% 2/14/02
                                                        1.25%           17,043     7.872655        134,174      -21.27% 2/14/02
                                                        1.30%            3,722     7.869161         29,289      -21.31% 2/14/02
                                                        1.35%            1,332     7.865658         10,477      -21.34% 2/14/02
                                                        1.40%          158,659     7.862159      1,247,402      -21.38% 2/14/02
                                                        1.45%            2,202     7.858660         17,305      -21.41% 2/14/02
                                                        1.50%            2,060     7.855159         16,182      -21.45% 2/14/02
                                                        1.55%           33,463     7.851654        262,740      -21.48% 2/14/02
                                                        1.60%           35,661     7.848145        279,873      -21.52% 2/14/02
                                                        1.65%              256     7.844654          2,008      -21.55% 2/14/02
                                                        1.70%            2,415     7.841146         18,936      -21.59% 2/14/02
                                                        1.75%            3,626     7.837651         28,419      -21.62% 2/14/02
                                                        1.80%            1,007     7.834146          7,889      -21.66% 2/14/02
                                                        1.85%               77     7.830643            603      -21.69% 2/14/02
                                                        1.95%              322     7.823641          2,519      -21.76% 2/14/02
                                                        0.95% EV***     42,224     7.858342        331,811      -21.42% 2/14/02
                                                        1.00% EV***     19,452     7.854858        152,793      -21.45% 2/14/02
                                                        1.05% EV***      2,919     7.851367         22,918      -21.49% 2/14/02
                                                        1.10% EV***     28,463     7.847869        223,374      -21.52% 2/14/02
                                                        1.15% EV***      5,162     7.844376         40,493      -21.56% 2/14/02
                                                        1.20% EV***        438     7.840874          3,434      -21.59% 2/14/02
                                                        1.25% EV***      9,924     7.837396         77,778      -21.63% 2/14/02
                                                        1.30% EV***      1,896     7.833902         14,853      -21.66% 2/14/02
                                                        1.35% EV***        156     7.830411          1,222      -21.70% 2/14/02
                                                        1.40% EV***     19,418     7.826911        151,983      -21.73% 2/14/02
                                                        1.55% EV***        850     7.816432          6,644      -21.84% 2/14/02
                                                        1.60% EV***        951     7.812938          7,430      -21.87% 2/14/02
                                                        2.00% EV***        118     7.784974            919      -22.15% 2/14/02
                                                        2.25% EV***        259     7.767499          2,012      -22.33% 2/14/02

     AIM VIF - Capital Appreciation Fund - Series II Shares
        2002 .......................................    0.95%           14,463     7.672753        110,971      -23.27% 2/14/02
                                                        1.00%              581     7.669347          4,456      -23.31% 2/14/02
                                                        1.05%              425     7.665944          3,258      -23.34% 2/14/02
                                                        1.10%           14,696     7.662536        112,609      -23.37% 2/14/02
                                                        1.15%            7,668     7.659139         58,730      -23.41% 2/14/02
                                                        1.20%              364     7.655732          2,787      -23.44% 2/14/02
                                                        1.25%              399     7.652329          3,053      -23.48% 2/14/02
                                                        1.30%              411     7.648923          3,144      -23.51% 2/14/02

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.35%                1     7.645519              8       -23.54% 2/14/02
                                                        1.40%           16,160     7.642114        123,497       -23.58% 2/14/02
                                                        1.55%            6,624     7.631902         50,554       -23.68% 2/14/02
                                                        1.60%            1,006     7.628504          7,674       -23.71% 2/14/02
                                                        1.65%              448     7.625082          3,416       -23.75% 2/14/02
                                                        1.70%              499     7.621680          3,803       -23.78% 2/14/02
                                                        1.75%              204     7.618277          1,554       -23.82% 2/14/02
                                                        1.85%               80     7.611469            609       -23.89% 2/14/02
                                                        0.95% EV***      2,361     7.637268         18,032       -23.63% 2/14/02
                                                        1.10% EV***      8,961     7.627081         68,346       -23.73% 2/14/02
                                                        1.15% EV***        293     7.623682          2,234       -23.76% 2/14/02
                                                        1.20% EV***        308     7.620292          2,347       -23.80% 2/14/02
                                                        1.25% EV***      1,684     7.616896         12,827       -23.83% 2/14/02
                                                        1.30% EV***        543     7.613494          4,134       -23.87% 2/14/02
                                                        1.35% EV***        161     7.610098          1,225       -23.90% 2/14/02
                                                        1.40% EV***     12,559     7.606701         95,533       -23.93% 2/14/02
                                                        1.55% EV***        898     7.596513          6,822       -24.03% 2/14/02

     AIM VIF - Capital Development Fund - Series I Shares
        2002 .......................................    1.10%            2,639     7.781500         20,535       -22.18% 6/3/02

     AIM VIF - International Equity Fund - Series II Shares
        2002 .......................................    0.95%           42,473     8.536008        362,550       -14.64% 2/14/02
                                                        1.00%            7,696     8.532224         65,664       -14.68% 2/14/02
                                                        1.05%            1,048     8.528435          8,938       -14.72% 2/14/02
                                                        1.10%            4,082     8.524659         34,798       -14.75% 2/14/02
                                                        1.15%            1,652     8.520873         14,076       -14.79% 2/14/02
                                                        1.20%              562     8.517087          4,787       -14.83% 2/14/02
                                                        1.25%              903     8.513298          7,688       -14.87% 2/14/02
                                                        1.30%            2,085     8.509517         17,742       -14.90% 2/14/02
                                                        1.35%              840     8.505730          7,145       -14.94% 2/14/02
                                                        1.40%           15,085     8.501943        128,252       -14.98% 2/14/02
                                                        1.45%            1,061     8.498151          9,017       -15.02% 2/14/02
                                                        1.55%            2,316     8.490585         19,664       -15.09% 2/14/02
                                                        1.60%            3,607     8.486795         30,612       -15.13% 2/14/02
                                                        1.65%               88     8.483013            747       -15.17% 2/14/02
                                                        1.70%              239     8.479227          2,027       -15.21% 2/14/02
                                                        1.75%              279     8.475432          2,365       -15.25% 2/14/02
                                                        1.80%               64     8.471657            542       -15.28% 2/14/02
                                                        1.85%               72     8.467863            610       -15.32% 2/14/02
                                                        0.95% EV***      4,146     8.499946         35,241       -15.00% 2/14/02
                                                        1.00% EV***        564     8.496164          4,792       -15.04% 2/14/02
                                                        1.10% EV***      7,917     8.488623         67,204       -15.11% 2/14/02
                                                        1.15% EV***          0     8.484834              0       -15.15% 2/14/02
                                                        1.20% EV***        553     8.481066          4,690       -15.19% 2/14/02
                                                        1.35% EV***         89     8.469730            754       -15.30% 2/14/02
                                                        1.40% EV***      2,361     8.465941         19,988       -15.34% 2/14/02

     AIM VIF - Mid Cap Core Equity Fund - Series I Shares
        2002 .......................................    0.95%            4,556     8.600253         39,183       -14.00% 6/3/02
                                                        1.10%           13,564     8.592710        116,552       -14.07% 6/3/02
                                                        1.20%              541     8.587686          4,646       -14.12% 6/3/02
                                                        1.35%                7     8.580130             60       -14.20% 6/3/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------

     AIM VIF - Premier Equity Fund - Series I Shares
        2002 .......................................    0.95%            5,727     8.208275         47,009      -17.92% 6/3/02
                                                        1.10%            4,033     8.201074         33,075      -17.99% 6/3/02
                                                        1.20%              558     8.196264          4,574      -18.04% 6/3/02

     AIM VIF - Premier Equity Fund - Series II Shares
        2002 .......................................    0.95%            8,410     7.364558         61,936      -26.35% 2/14/02
                                                        1.00%            4,263     7.361287         31,381      -26.39% 2/14/02
                                                        1.10%           22,080     7.354759        162,393      -26.45% 2/14/02
                                                        1.15%            2,131     7.351489         15,666      -26.49% 2/14/02
                                                        1.20%              230     7.348217          1,690      -26.52% 2/14/02
                                                        1.25%            1,114     7.344950          8,182      -26.55% 2/14/02
                                                        1.35%              232     7.338409          1,703      -26.62% 2/14/02
                                                        1.40%           33,665     7.335142        246,938      -26.65% 2/14/02
                                                        1.45%            1,749     7.331880         12,823      -26.68% 2/14/02
                                                        1.55%            7,997     7.325334         58,581      -26.75% 2/14/02
                                                        1.60%            5,247     7.322068         38,419      -26.78% 2/14/02
                                                        1.70%              526     7.315526          3,848      -26.84% 2/14/02
                                                        1.75%              908     7.312257          6,640      -26.88% 2/14/02
                                                        1.80%            1,070     7.308983          7,821      -26.91% 2/14/02
                                                        1.85%            1,756     7.305715         12,829      -26.94% 2/14/02
                                                        0.95% EV***      3,895     7.329481         28,548      -26.71% 2/14/02
                                                        1.00% EV***         13     7.326224             95      -26.74% 2/14/02
                                                        1.10% EV***      7,013     7.319712         51,333      -26.80% 2/14/02
                                                        1.15% EV***        301     7.316443          2,202      -26.84% 2/14/02
                                                        1.20% EV***        321     7.313190          2,348      -26.87% 2/14/02
                                                        1.35% EV***        254     7.303395          1,855      -26.97% 2/14/02
                                                        1.40% EV***        923     7.300138          6,738      -27.00% 2/14/02

     Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
        2002 .......................................    0.95%           59,649     9.432937        562,665       -5.67% 2/14/02
                                                        1.00%            9,251     9.428748         87,225       -5.71% 2/14/02
                                                        1.05%            1,217     9.424575         11,470       -5.75% 2/14/02
                                                        1.10%           22,717     9.420392        214,003       -5.80% 2/14/02
                                                        1.15%            9,718     9.416218         91,507       -5.84% 2/14/02
                                                        1.20%               76     9.412037            715       -5.88% 2/14/02
                                                        1.30%            3,150     9.403677         29,622       -5.96% 2/14/02
                                                        1.35%              232     9.399495          2,181       -6.01% 2/14/02
                                                        1.40%           20,507     9.395309        192,670       -6.05% 2/14/02
                                                        1.45%            1,773     9.391130         16,650       -6.09% 2/14/02
                                                        1.55%            5,851     9.382765         54,899       -6.17% 2/14/02
                                                        1.60%           14,345     9.378586        134,536       -6.21% 2/14/02
                                                        1.65%              131     9.374408          1,228       -6.26% 2/14/02
                                                        1.70%            3,702     9.370222         34,689       -6.30% 2/14/02
                                                        1.75%            9,212     9.366041         86,280       -6.34% 2/14/02
                                                        1.85%            1,440     9.357670         13,475       -6.42% 2/14/02
                                                        2.00%            1,892     9.345119         17,681       -6.55% 2/14/02
                                                        0.95% EV***      5,731     9.395554         53,846       -6.04% 2/14/02
                                                        1.00% EV***      1,708     9.391378         16,040       -6.09% 2/14/02
                                                        1.05% EV***        551     9.387200          5,172       -6.13% 2/14/02
                                                        1.10% EV***      7,866     9.383034         73,807       -6.17% 2/14/02
                                                        1.20% EV***        845     9.374691          7,922       -6.25% 2/14/02

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.30% EV***      1,566     9.366350         14,668       -6.34% 2/14/02
                                                        1.35% EV***        261     9.362175          2,444       -6.38% 2/14/02
                                                        1.40% EV***      3,241     9.357996         30,329       -6.42% 2/14/02
                                                        1.55% EV***        789     9.345480          7,374       -6.55% 2/14/02
                                                        1.65% EV***         51     9.337134            476       -6.63% 2/14/02
                                                        1.70% EV***      1,655     9.332962         15,446       -6.67% 2/14/02
                                                        1.95% EV***        238     9.312085          2,216       -6.88% 2/14/02
                                                        2.00% EV***         51     9.307916            475       -6.92% 2/14/02

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2002 .......................................    0.95%          103,116     9.074030        935,678       -9.26% 2/14/02
                                                        1.00%           74,940     9.070025        679,708       -9.30% 2/14/02
                                                        1.05%            8,569     9.066002         77,687       -9.34% 2/14/02
                                                        1.10%           51,914     9.061970        470,443       -9.38% 2/14/02
                                                        1.15%           33,848     9.057952        306,594       -9.42% 2/14/02
                                                        1.20%            5,123     9.053926         46,383       -9.46% 2/14/02
                                                        1.25%            7,666     9.049907         69,377       -9.50% 2/14/02
                                                        1.30%            4,579     9.045889         41,421       -9.54% 2/14/02
                                                        1.35%            2,024     9.041866         18,301       -9.58% 2/14/02
                                                        1.40%           62,093     9.037846        561,187       -9.62% 2/14/02
                                                        1.45%            1,034     9.033823          9,341       -9.66% 2/14/02
                                                        1.55%           14,499     9.025781        130,865       -9.74% 2/14/02
                                                        1.60%            7,927     9.021757         71,515       -9.78% 2/14/02
                                                        1.65%              268     9.017733          2,417       -9.82% 2/14/02
                                                        1.70%            4,029     9.013710         36,316       -9.86% 2/14/02
                                                        1.75%            5,542     9.009679         49,932       -9.90% 2/14/02
                                                        1.80%              942     9.005661          8,483       -9.94% 2/14/02
                                                        1.85%              220     9.001635          1,980       -9.98% 2/14/02
                                                        1.95%              816     8.993586          7,339      -10.06% 2/14/02
                                                        2.00%              129     8.989561          1,160      -10.10% 2/14/02
                                                        0.95% EV***     32,043     9.036539        289,558       -9.63% 2/14/02
                                                        1.00% EV***     15,154     9.032531        136,879       -9.67% 2/14/02
                                                        1.05% EV***        749     9.028514          6,762       -9.71% 2/14/02
                                                        1.10% EV***     27,172     9.024503        245,214       -9.75% 2/14/02
                                                        1.15% EV***        600     9.020488          5,412       -9.80% 2/14/02
                                                        1.20% EV***      2,710     9.016477         24,435       -9.84% 2/14/02
                                                        1.25% EV***      7,439     9.012462         67,044       -9.88% 2/14/02
                                                        1.30% EV***      3,615     9.008449         32,566       -9.92% 2/14/02
                                                        1.35% EV***     10,147     9.004433         91,368       -9.96% 2/14/02
                                                        1.40% EV***      7,044     9.000419         63,399      -10.00% 2/14/02
                                                        1.55% EV***      1,979     8.988375         17,788      -10.12% 2/14/02
                                                        1.60% EV***        109     8.984359            979      -10.16% 2/14/02
                                                        1.65% EV***         54     8.980345            485      -10.20% 2/14/02
                                                        1.70% EV***      1,721     8.976327         15,448      -10.24% 2/14/02
                                                        1.75% EV***      4,393     8.972316         39,415      -10.28% 2/14/02
                                                        1.95% EV***        249     8.956245          2,230      -10.44% 2/14/02

     Alliance VPSF - Growth & Income Portfolio - Class B
        2002 .......................................    0.95%           53,878     8.063673        434,455      -19.36% 2/14/02
                                                        1.00%           10,845     8.060093         87,412      -19.40% 2/14/02
                                                        1.05%            1,505     8.056521         12,125      -19.43% 2/14/02
                                                        1.10%           59,854     8.052943        482,001      -19.47% 2/14/02
                                                        1.15%           23,014     8.049371        185,248      -19.51% 2/14/02
                                                        1.20%            7,085     8.045791         57,004      -19.54% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                 Unit         Contract        Total
                                                       Expense Rate*     Units   Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.25%           10,652     8.042215         85,666      -19.58% 2/14/02
                                                        1.30%            2,677     8.038632         21,519      -19.61% 2/14/02
                                                        1.35%              158     8.035070          1,270      -19.65% 2/14/02
                                                        1.40%            9,186     8.031487         73,777      -19.69% 2/14/02
                                                        1.45%              497     8.027909          3,990      -19.72% 2/14/02
                                                        1.50%            1,522     8.024334         12,213      -19.76% 2/14/02
                                                        1.55%            8,333     8.020758         66,837      -19.79% 2/14/02
                                                        1.60%            2,094     8.017175         16,788      -19.83% 2/14/02
                                                        1.65%              847     8.013599          6,788      -19.86% 2/14/02
                                                        1.75%            5,402     8.006442         43,251      -19.94% 2/14/02
                                                        1.95%              950     7.992132          7,593      -20.08% 2/14/02
                                                        0.95% EV***     25,476     8.027777        204,516      -19.72% 2/14/02
                                                        1.00% EV***        201     8.024211          1,613      -19.76% 2/14/02
                                                        1.10% EV***     24,165     8.017068        193,732      -19.83% 2/14/02
                                                        1.15% EV***      2,254     8.013502         18,062      -19.86% 2/14/02
                                                        1.20% EV***        293     8.009931          2,347      -19.90% 2/14/02
                                                        1.35% EV***        563     7.999231          4,504      -20.01% 2/14/02
                                                        1.40% EV***      3,696     7.995661         29,552      -20.04% 2/14/02
                                                        1.60% EV***        931     7.981379          7,431      -20.19% 2/14/02
                                                        1.85% EV***         57     7.963532            454      -20.36% 2/14/02
                                                        2.25% EV***        253     7.934950          2,008      -20.65% 2/14/02

     Alliance VPSF - Premier Growth Portfolio - Class B
        2002 .......................................    0.95%           33,017     7.441659        245,701      -25.58% 2/14/02
                                                        1.00%            5,695     7.438360         42,361      -25.62% 2/14/02
                                                        1.05%            4,575     7.435062         34,015      -25.65% 2/14/02
                                                        1.10%            9,175     7.431756         68,186      -25.68% 2/14/02
                                                        1.15%            2,114     7.428461         15,704      -25.72% 2/14/02
                                                        1.30%            1,329     7.418546          9,859      -25.81% 2/14/02
                                                        1.35%                1     7.415239              7      -25.85% 2/14/02
                                                        1.40%           11,222     7.411934         83,177      -25.88% 2/14/02
                                                        1.45%            3,794     7.408641         28,108      -25.91% 2/14/02
                                                        1.55%            1,024     7.402035          7,580      -25.98% 2/14/02
                                                        1.60%            6,981     7.398726         51,651      -26.01% 2/14/02
                                                        1.75%              957     7.388819          7,071      -26.11% 2/14/02
                                                        0.95% EV***      9,679     7.406980         71,692      -25.93% 2/14/02
                                                        1.10% EV***     17,111     7.397097        126,572      -26.03% 2/14/02
                                                        1.15% EV***        299     7.393803          2,211      -26.06% 2/14/02

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................................    0.95%            1,892     8.210980         15,535      -17.89% 6/3/02
                                                        1.10%           10,417     8.203773         85,459      -17.96% 6/3/02
                                                        1.20%              264     8.198970          2,165      -18.01% 6/3/02
                                                        1.35%              561     8.191760          4,596      -18.08% 6/3/02

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................................    1.10%            5,661     7.957795         45,049      -20.42% 6/3/02
                                                        1.25%              183     7.950795          1,455      -20.49% 6/3/02

     Dreyfus Stock Index Fund - Initial Shares
        2002 .......................................    0.95%           13,566     8.479269        115,030      -15.21% 6/3/02
                                                        1.10%           15,922     8.471828        134,888      -15.28% 6/3/02
                                                        1.35%              462     8.459411          3,908      -15.41% 6/3/02

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.50%              293     8.451966          2,476      -15.48% 6/3/02
                                                        0.95% EV***        235     6.971881          1,638      -15.49% 6/3/02
                                                        1.10% EV***        860     6.955044          5,981      -15.56% 6/3/02

     Federated IS - American Leaders Fund II - Service Shares
        2002 .......................................    0.95%            6,749     8.090513         54,603      -19.09% 5/1/02
                                                        1.00%            2,416     8.087784         19,540      -19.12% 5/1/02
                                                        1.10%            1,187     8.082311          9,594      -19.18% 5/1/02
                                                        1.15%              658     8.079572          5,316      -19.20% 5/1/02
                                                        1.20%               55     8.076832            444      -19.23% 5/1/02
                                                        1.30%            5,156     8.071358         41,616      -19.29% 5/1/02
                                                        1.40%            1,400     8.065883         11,292      -19.34% 5/1/02
                                                        1.10% EV***      5,987     8.053625         48,217      -19.46% 5/1/02
                                                        1.20% EV***        292     8.048165          2,350      -19.52% 5/1/02
                                                        1.30% EV***        126     8.042700          1,013      -19.57% 5/1/02
                                                        1.35% EV***        152     8.039959          1,222      -19.60% 5/1/02
                                                        1.40% EV***      1,657     8.037233         13,318      -19.63% 5/1/02
                                                        1.60% EV***        910     8.026291          7,304      -19.74% 5/1/02
                                                        2.25% EV***        259     7.990679          2,070      -20.09% 5/1/02

     Federated IS - Capital Appreciation Fund II - Service Shares
        2002 .......................................    0.95%            2,426     8.166548         19,812      -18.33% 5/1/02
                                                        1.00%            5,018     8.163785         40,966      -18.36% 5/1/02
                                                        1.10%            1,904     8.158267         15,533      -18.42% 5/1/02
                                                        1.15%            6,778     8.155500         55,278      -18.45% 5/1/02
                                                        1.20%              429     8.152741          3,498      -18.47% 5/1/02
                                                        1.30%            2,565     8.147213         20,898      -18.53% 5/1/02
                                                        1.40%            1,832     8.141683         14,916      -18.58% 5/1/02
                                                        1.75%            2,972     8.122319         24,140      -18.78% 5/1/02
                                                        0.95% EV***        678     8.137894          5,517      -18.62% 5/1/02
                                                        1.00% EV***      1,053     8.135144          8,566      -18.65% 5/1/02
                                                        1.10% EV***      4,897     8.129628         39,811      -18.70% 5/1/02
                                                        1.15% EV***        854     8.126881          6,940      -18.73% 5/1/02
                                                        1.20% EV***        289     8.124116          2,348      -18.76% 5/1/02
                                                        1.35% EV***        151     8.115831          1,225      -18.84% 5/1/02
                                                        1.40% EV***      1,641     8.113080         13,314      -18.87% 5/1/02

     Federated IS - Growth Strategies Fund II
        2002 .......................................    0.95%            5,980     8.141255         48,685      -18.59% 6/3/02
                                                        1.10%            8,197     8.134115         66,675      -18.66% 6/3/02
                                                        1.35%              335     8.122192          2,721      -18.78% 6/3/02

     Federated IS - High Income Bond Fund II-Service Shares
        2002 .......................................    0.95%           70,880     9.961494        706,071       -0.39% 2/14/02
                                                        1.00%           34,000     9.957085        338,541       -0.43% 2/14/02
                                                        1.05%            3,003     9.952676         29,888       -0.47% 2/14/02
                                                        1.10%           34,996     9.948267        348,150       -0.52% 2/14/02
                                                        1.15%           45,218     9.943854        449,641       -0.56% 2/14/02
                                                        1.20%            4,181     9.939447         41,557       -0.61% 2/14/02
                                                        1.25%            4,517     9.935042         44,877       -0.65% 2/14/02
                                                        1.30%            4,632     9.930628         45,999       -0.69% 2/14/02
                                                        1.40%           37,992     9.921791        376,949       -0.78% 2/14/02
                                                        1.45%            1,216     9.917396         12,060       -0.83% 2/14/02
                                                        1.55%            9,417     9.908567         93,309       -0.91% 2/14/02
                                                        1.60%           10,575     9.904156        104,736       -0.96% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.65%              194     9.899745          1,921       -1.00% 2/14/02
                                                        1.80%              456     9.886503          4,508       -1.13% 2/14/02
                                                        1.85%               76     9.882088            751       -1.18% 2/14/02
                                                        0.95% EV***     16,231     9.921713        161,039       -0.78% 2/14/02
                                                        1.00% EV***      9,605     9.917317         95,256       -0.83% 2/14/02
                                                        1.10% EV***     18,977     9.908519        188,034       -0.91% 2/14/02
                                                        1.15% EV***      1,933     9.904111         19,145       -0.96% 2/14/02
                                                        1.20% EV***        411     9.899712          4,069       -1.00% 2/14/02
                                                        1.25% EV***      4,522     9.895318         44,747       -1.05% 2/14/02
                                                        1.30% EV***      1,443     9.890907         14,273       -1.09% 2/14/02
                                                        1.35% EV***        556     9.886512          5,497       -1.13% 2/14/02
                                                        1.40% EV***      1,608     9.882101         15,890       -1.18% 2/14/02
                                                        1.55% EV***        456     9.868883          4,500       -1.31% 2/14/02
                                                        1.85% EV***         21     9.842456            207       -1.58% 2/14/02

     Federated IS - International Equity Fund II
        2002 .......................................    0.95%              652     7.756433          5,057      -22.44%  6/3/02
                                                        1.10%            2,304     7.749626         17,855      -22.50%  6/3/02

     Federated IS - Quality Bond Fund II - Primary Shares
        2002 .......................................    0.95%            8,080    10.606178         85,698        6.06%  6/3/02
                                                        1.10%           48,510    10.596893        514,055        5.97%  6/3/02
                                                        1.15%              824    10.593804          8,729        5.94%  6/3/02
                                                        1.20%              756    10.590700          8,007        5.91%  6/3/02
                                                        1.25%              828    10.587603          8,767        5.88%  6/3/02
                                                        1.35%              587    10.581411          6,211        5.81%  6/3/02
                                                        1.40%            1,208    10.578305         12,779        5.78%  6/3/02
                                                        0.95% EV***        154    11.189420          1,723        5.80%  6/3/02
                                                        1.10% EV***      7,233    11.162469         80,738        5.71%  6/3/02

     Federated IS - Quality Bond Fund II - Service Shares
        2002 .......................................    0.95%           66,939    10.714121        717,193        7.14%  5/1/02
                                                        1.00%           18,022    10.710510        193,025        7.11%  5/1/02
                                                        1.05%            3,581    10.706901         38,341        7.07%  5/1/02
                                                        1.10%           48,698    10.703290        521,229        7.03%  5/1/02
                                                        1.15%           14,193    10.699669        151,860        7.00%  5/1/02
                                                        1.20%           16,397    10.696048        175,383        6.96%  5/1/02
                                                        1.25%            4,197    10.692425         44,876        6.92%  5/1/02
                                                        1.30%            9,870    10.688806        105,499        6.89%  5/1/02
                                                        1.35%            1,749    10.685195         18,688        6.85%  5/1/02
                                                        1.40%           31,284    10.681568        334,162        6.82%  5/1/02
                                                        1.45%              878    10.677956          9,375        6.78%  5/1/02
                                                        1.55%           14,851    10.670712        158,471        6.71%  5/1/02
                                                        1.60%           16,815    10.667089        179,367        6.67%  5/1/02
                                                        1.65%              255    10.663471          2,719        6.63%  5/1/02
                                                        1.70%            3,680    10.659835         39,228        6.60%  5/1/02
                                                        1.75%              891    10.656222          9,495        6.56%  5/1/02
                                                        1.85%               57    10.648970            607        6.49%  5/1/02
                                                        0.95% EV***     14,504    10.682845        154,944        6.83%  5/1/02
                                                        1.00% EV***     15,789    10.679235        168,614        6.79%  5/1/02
                                                        1.05% EV***      2,227    10.675622         23,775        6.76%  5/1/02
                                                        1.10% EV***     21,282    10.672015        227,122        6.72%  5/1/02
                                                        1.15% EV***      3,691    10.668398         39,377        6.68%  5/1/02

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.30% EV***          121    10.657563          1,290        6.58% 5/1/02
                                                        1.50% EV***        5,556    10.643111         59,133        6.43% 5/1/02
                                                        1.55% EV***          198    10.639490          2,107        6.39% 5/1/02
                                                        1.70% EV***        1,810    10.628631         19,238        6.29% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2002 .......................................    1.30%            367,217    11.662297      4,282,594      -18.03%
                                                        1.40%          3,387,196    11.592229     39,265,152      -18.11%
                                                        1.45%            128,435     9.758378      1,253,317      -18.15%
                                                        1.50%             73,278     9.732866        713,205      -18.19%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2002 .......................................    0.95%          1,504,506     9.388005     14,124,310      -17.79%
                                                        1.00%          1,283,161     9.364854     12,016,615      -17.83%
                                                        1.05%            296,176     9.341757      2,766,804      -17.87%
                                                        1.10%             44,029     7.715073        339,687      -17.91%
                                                        1.15%              6,912     7.700794         53,228      -17.95%
                                                        1.20%              4,107     7.686519         31,569      -17.99%
                                                        1.25%              1,825     7.672279         14,002      -18.04%
                                                        1.30%                745     7.658055          5,705      -18.08%
                                                        1.35%              1,242     7.643847          9,494      -18.12%
                                                        1.40%              5,813     7.629651         44,351      -18.16%
                                                        1.45%             33,258     7.615491        253,276      -18.20%
                                                        1.50%                855     7.601325          6,499      -18.24%
                                                        0.95% EV***        8,244     8.579602         70,730      -18.20%
                                                        1.00% EV***        8,150     8.562403         69,784      -18.25%
                                                        1.05% EV***          330     8.545219          2,820      -18.29%
                                                        1.10% EV***        6,421     8.528065         54,759      -18.33%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
        2002 .......................................    0.95%            712,785     8.376451      5,970,609      -17.94%
                                                        1.00%            152,935     8.365173      1,279,328      -17.98%
                                                        1.05%             39,997     8.353906        334,131      -18.02%
                                                        1.10%            362,934     8.342645      3,027,830      -18.06%
                                                        1.15%            152,052     8.331401      1,266,806      -18.11%
                                                        1.20%             25,051     8.320163        208,428      -18.15%
                                                        1.25%             59,126     8.308933        491,274      -18.19%
                                                        1.30%              3,587     8.297718         29,764      -18.23%
                                                        1.35%             12,379     8.286504        102,579      -18.27%
                                                        1.40%             54,421     8.275306        450,350      -18.31%
                                                        1.45%              4,488     8.264101         37,089      -18.35%
                                                        1.50%             25,887     8.252924        213,643      -18.40%
                                                        1.55%             27,011     8.241747        222,618      -18.44%
                                                        1.60%             14,826     8.230585        122,027      -18.48%
                                                        1.65%             10,568     8.219435         86,863      -18.52%
                                                        1.70%              1,553     8.208296         12,747      -18.56%
                                                        1.75%             14,404     8.197146        118,072      -18.60%
                                                        1.80%              2,411     8.186031         19,737      -18.64%
                                                        1.85%                854     8.174911          6,981      -18.69%
                                                        1.95%              1,050     8.152710          8,560      -18.77%
                                                        2.00%              1,837     8.141614         14,956      -18.81%
                                                        2.05%                336     8.130540          2,732      -18.85%
                                                        0.95% EV***      436,170     7.665275      3,343,363      -18.36%
                                                        1.00% EV***      324,730     7.650973      2,484,500      -18.40%
                                                        1.05% EV***       36,002     7.636713        274,937      -18.44%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.10% EV***      381,518     7.622457      2,908,105      -18.48%
                                                        1.15% EV***      100,541     7.608241        764,940      -18.52%
                                                        1.20% EV***       23,642     7.594021        179,538      -18.56%
                                                        1.25% EV***       39,498     7.579845        299,389      -18.61%
                                                        1.30% EV***       11,926     7.565686         90,228      -18.65%
                                                        1.35% EV***        3,388     7.551519         25,585      -18.69%
                                                        1.40% EV***        4,731     7.537396         35,659      -18.73%
                                                        1.45% EV***          638     7.523284          4,800      -18.77%
                                                        1.50% EV***        4,744     7.509204         35,624      -18.81%
                                                        1.55% EV***        2,721     7.495131         20,394      -18.85%
                                                        1.65% EV***        7,016     7.467052         52,389      -18.94%
                                                        1.70% EV***        2,460     7.453026         18,334      -18.98%
                                                        1.80% EV***          338     7.425056          2,510      -19.06%
                                                        1.85% EV***           24     7.411101            178      -19.10%

     Fidelity(R) VIP - Growth Portfolio - Initial Class
        2002 .......................................    1.30%            493,462    10.692609      5,276,396      -31.02%
                                                        1.40%          4,182,437    10.628317     44,452,266      -31.09%
                                                        1.45%            198,800     9.154131      1,819,841      -31.12%
                                                        1.50%             66,078     9.130201        603,305      -31.16%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2002 .......................................    0.95%          2,256,555     8.952843     20,202,583      -30.86%
                                                        1.00%          1,986,772     8.930753     17,743,370      -30.90%
                                                        1.05%            376,213     8.908702      3,351,570      -30.93%
                                                        1.10%             51,465     6.112223        314,566      -30.97%
                                                        1.15%             28,416     6.100893        173,363      -31.00%
                                                        1.20%             13,537     6.089592         82,435      -31.04%
                                                        1.25%              8,193     6.078297         49,799      -31.07%
                                                        1.30%              1,774     6.067015         10,763      -31.11%
                                                        1.35%                585     6.055751          3,543      -31.14%
                                                        1.40%             12,624     6.044501         76,306      -31.18%
                                                        1.45%              7,912     6.033255         47,735      -31.21%
                                                        1.50%              6,484     6.022037         39,047      -31.25%
                                                        1.60%                539     5.999654          3,234      -31.32%
                                                        1.65%              1,183     5.988475          7,084      -31.35%
                                                        0.95% EV***       25,432     6.371306        162,035      -31.27%
                                                        1.00% EV***      108,333     6.358513        688,837      -31.30%
                                                        1.05% EV***          577     6.345727          3,661      -31.34%
                                                        1.10% EV***        3,343     6.332985         21,171      -31.37%
                                                        1.15% EV***        3,609     6.320242         22,810      -31.41%
                                                        1.20% EV***        1,190     6.307533          7,506      -31.44%
                                                        1.25% EV***        1,631     6.294838         10,267      -31.48%

 Fidelity(R)VIP - Growth Portfolio - Service Class 2
        2002 .......................................    0.95%          1,437,003     4.761956      6,842,945      -30.96%
                                                        1.00%            566,522     4.755534      2,694,115      -30.99%
                                                        1.05%             65,143     4.749117        309,372      -31.03%
                                                        1.10%            607,696     4.742706      2,882,123      -31.06%
                                                        1.15%            176,099     4.736304        834,058      -31.10%
                                                        1.20%             60,756     4.729907        287,370      -31.13%
                                                        1.25%             71,928     4.723531        339,754      -31.17%
                                                        1.30%              4,756     4.717119         22,435      -31.20%

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.35%             20,878     4.710748         98,351      -31.24%
                                                        1.40%             82,388     4.704372        387,584      -31.27%
                                                        1.45%             23,207     4.697996        109,026      -31.31%
                                                        1.50%             25,582     4.691634        120,021      -31.34%
                                                        1.55%             34,395     4.685275        161,150      -31.38%
                                                        1.60%             28,553     4.678914        133,597      -31.41%
                                                        1.65%             17,764     4.672569         83,004      -31.45%
                                                        1.70%              6,268     4.666221         29,248      -31.48%
                                                        1.75%             18,758     4.659883         87,410      -31.52%
                                                        1.80%              1,927     4.653551          8,967      -31.55%
                                                        1.85%                842     4.647220          3,913      -31.59%
                                                        2.05%                511     4.621972          2,362      -31.73%
                                                        0.95% EV***      575,035     6.013445      3,457,941      -31.36%
                                                        1.00% EV***      591,650     6.002232      3,551,221      -31.40%
                                                        1.05% EV***       40,808     5.991017        244,481      -31.43%
                                                        1.10% EV***      379,560     5.979830      2,269,704      -31.47%
                                                        1.15% EV***      139,126     5.968655        830,395      -31.50%
                                                        1.20% EV***       33,062     5.957494        196,967      -31.54%
                                                        1.25% EV***       49,094     5.946355        291,930      -31.57%
                                                        1.30% EV***        5,047     5.935233         29,955      -31.61%
                                                        1.35% EV***        1,929     5.924122         11,428      -31.64%
                                                        1.40% EV***          102     5.913014            603      -31.68%
                                                        1.45% EV***        2,601     5.901933         15,351      -31.71%
                                                        1.55% EV***        5,293     5.879814         31,122      -31.78%
                                                        1.60% EV***        3,743     5.868787         21,967      -31.82%
                                                        1.80% EV***          707     5.824788          4,118      -31.96%
                                                        2.00% EV***          158     5.781029            913      -32.10%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2002 .......................................    1.30%            369,601     8.145848      3,010,714        2.10%
                                                        1.40%          4,761,900     8.095108     38,548,095        2.00%
                                                        1.45%            133,862     6.894367        922,894        1.94%
                                                        1.50%             54,717     6.876332        376,252        1.89%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2002 .......................................    0.95%          1,536,275     6.774892     10,408,097        2.63%
                                                        1.00%          1,034,580     6.758166      6,991,863        2.58%
                                                        1.05%            212,373     6.741523      1,431,717        2.53%
                                                        1.10%             10,496     6.637154         69,664        2.48%
                                                        1.15%              7,750     6.624873         51,343        2.43%
                                                        1.20%              4,166     6.612570         27,548        2.37%
                                                        1.25%                861     6.600332          5,683        2.32%
                                                        1.40%              1,144     6.563665          7,509        2.17%
                                                        1.45%             23,215     6.551463        152,092        2.12%
                                                        1.50%              3,398     6.539302         22,221        2.06%
                                                        0.95% EV***       20,081     7.115772        142,892        2.12%
                                                        1.00% EV***       12,568     7.101486         89,251        2.07%
                                                        1.05% EV***          312     7.087231          2,211        2.02%

     Fidelity(R) VIP - High Income Portfolio - Service Class 2
        2002 .......................................    0.95%            260,620     7.181521      1,871,648        2.32%
                                                        1.00%            139,413     7.171855        999,850        2.27%
                                                        1.05%             13,061     7.162180         93,545        2.21%
                                                        1.10%            153,962     7.152519      1,101,216        2.16%
                                                        1.15%             57,314     7.142898        409,388        2.11%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.20%             15,194     7.133249        108,383       2.06%
                                                        1.25%              9,760     7.123619         69,527       2.01%
                                                        1.30%              1,563     7.113995         11,119       1.96%
                                                        1.35%              4,916     7.104400         34,925       1.90%
                                                        1.40%             35,274     7.094811        250,262       1.85%
                                                        1.45%              1,315     7.085183          9,317       1.80%
                                                        1.50%              8,777     7.075580         62,102       1.75%
                                                        1.55%             13,143     7.066016         92,869       1.70%
                                                        1.60%              3,359     7.056444         23,703       1.65%
                                                        1.65%              8,879     7.046881         62,569       1.59%
                                                        1.70%                 77     7.037332            542       1.54%
                                                        1.75%              4,282     7.027783         30,093       1.49%
                                                        1.80%                715     7.018235          5,018       1.44%
                                                        1.85%                602     7.008707          4,219       1.39%
                                                        0.95% EV***      234,898     6.538281      1,535,829       1.81%
                                                        1.00% EV***      243,503     6.526084      1,589,121       1.76%
                                                        1.05% EV***       29,061     6.513913        189,301       1.70%
                                                        1.10% EV***      103,473     6.501738        672,754       1.65%
                                                        1.15% EV***       73,650     6.489600        477,959       1.60%
                                                        1.20% EV***       26,636     6.477478        172,534       1.55%
                                                        1.25% EV***       13,628     6.465394         88,110       1.50%
                                                        1.30% EV***           38     6.453278            245       1.45%
                                                        1.35% EV***          433     6.441216          2,789       1.39%
                                                        1.40% EV***        1,142     6.429155          7,342       1.34%
                                                        1.45% EV***          107     6.417123            687       1.29%
                                                        1.50% EV***        2,459     6.405101         15,750       1.24%
                                                        1.55% EV***          843     6.393089          5,389       1.19%
                                                        1.65% EV***        6,490     6.369123         41,336       1.08%
                                                        1.80% EV***          491     6.333297          3,110       0.93%

     Fidelity(R) VIP - Money Market Portfolio - Initial Class
        2002 .......................................    0.95%          1,038,673    11.864802     12,323,649       0.73%
                                                        1.00%            875,911    11.835381     10,366,740       0.68%
                                                        1.05%            221,903    11.806020      2,619,791       0.63%
                                                        1.10%             78,956    11.192231        883,694       0.57%
                                                        1.15%             21,552    11.171473        240,768       0.52%
                                                        1.20%             39,565    11.150742        441,179       0.47%
                                                        1.25%             15,776    11.130039        175,587       0.42%
                                                        1.30%            274,039    12.259742      3,359,647       0.37%
                                                        1.40%          3,319,534    12.183380     40,443,144       0.27%
                                                        1.45%            177,934    11.689079      2,079,885       0.22%
                                                        1.50%             25,144    11.658464        293,140       0.17%
                                                        1.65%                220    10.965421          2,412       0.02%
                                                        1.75%              9,170    10.924543        100,178      -0.09%
                                                        0.95% EV***      317,375    12.192839      3,869,702       0.28%
                                                        1.00% EV***      189,425    11.698171      2,215,926       0.23%
                                                        1.05% EV***       57,846    11.667550        674,921       0.18%
                                                        1.10% EV***      327,507    11.168418      3,657,735       0.13%
                                                        1.15% EV***       50,831    11.145276        566,526       0.08%
                                                        1.20% EV***       95,500    11.122176      1,062,168       0.03%
                                                        1.25% EV***       18,303    11.099113        203,147      -0.02%
                                                        1.30% EV***          740    11.076082          8,196      -0.07%

                                                         Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.35% EV***          528    11.053091          5,836       -0.13%
                                                        1.40% EV***        1,110    11.030136         12,243       -0.18%
                                                        1.50% EV***        3,593    10.984330         39,467       -0.28%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2002 .......................................    1.30%            364,581     8.869647      3,233,705      -21.32%
                                                        1.40%          2,866,878     8.814379     25,269,749      -21.40%
                                                        1.45%             42,535     7.518950        319,819      -21.44%
                                                        1.50%             21,108     7.499286        158,295      -21.48%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2002 .......................................    0.95%            723,911     7.360327      5,328,222      -21.10%
                                                        1.00%            518,259     7.342158      3,805,139      -21.14%
                                                        1.05%            111,416     7.324037        816,015      -21.18%
                                                        1.10%             18,088     6.430662        116,318      -21.22%
                                                        1.15%              3,846     6.418747         24,687      -21.26%
                                                        1.20%              3,677     6.406864         23,558      -21.30%
                                                        1.25%              2,868     6.394953         18,341      -21.34%
                                                        1.30%                292     6.383102          1,864      -21.38%
                                                        1.40%              3,319     6.359429         21,107      -21.46%
                                                        1.45%              3,589     6.347608         22,782      -21.50%
                                                        1.50%                387     6.335800          2,452      -21.54%
                                                        0.95% EV***       16,219     6.798106        110,258      -21.54%
                                                        1.00% EV***       46,386     6.784465        314,704      -21.58%
                                                        1.05% EV***          568     6.770835          3,846      -21.62%
                                                        1.10% EV***        2,232     6.757218         15,082      -21.66%
                                                        1.15% EV***        3,532     6.743642         23,819      -21.70%
                                                        1.25% EV***          669     6.716533          4,493      -21.77%

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2
        2002 .......................................    0.95%            300,831     5.168011      1,554,698      -21.21%
                                                        1.00%            169,812     5.161056        876,409      -21.25%
                                                        1.05%              7,225     5.154083         37,238      -21.29%
                                                        1.10%            104,170     5.147134        536,177      -21.33%
                                                        1.15%             11,564     5.140176         59,441      -21.37%
                                                        1.20%             15,027     5.133254         77,137      -21.41%
                                                        1.25%              6,343     5.126306         32,516      -21.45%
                                                        1.30%                440     5.119369          2,253      -21.49%
                                                        1.35%              1,041     5.112463          5,322      -21.53%
                                                        1.40%             32,984     5.105546        168,401      -21.57%
                                                        1.45%                976     5.098626          4,976      -21.61%
                                                        1.50%              6,992     5.091720         35,601      -21.65%
                                                        1.55%             14,718     5.084823         74,838      -21.69%
                                                        1.60%              1,330     5.077927          6,754      -21.73%
                                                        1.65%              4,308     5.071035         21,846      -21.77%
                                                        1.70%              1,408     5.064145          7,130      -21.81%
                                                        1.75%              3,921     5.057278         19,830      -21.85%
                                                        1.80%                 59     5.050398            298      -21.89%
                                                        1.85%                163     5.043543            822      -21.93%
                                                        1.95%                135     5.029815            679      -22.01%
                                                        0.95% EV***      185,848     6.335095      1,177,365      -21.65%
                                                        1.00% EV***      178,391     6.323264      1,128,013      -21.69%
                                                        1.05% EV***       11,895     6.311472         75,075      -21.73%
                                                        1.10% EV***       62,245     6.299687        392,124      -21.77%
                                                        1.15% EV***       26,273     6.287927        165,203      -21.81%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.20% EV***      6,904     6.276175         43,331      -21.85%
                                                        1.25% EV***      3,141     6.264447         19,677      -21.89%
                                                        1.35% EV***        975     6.241020          6,085      -21.97%
                                                        1.45% EV***      1,643     6.217655         10,216      -22.05%
                                                        1.50% EV***      3,061     6.206015         18,997      -22.09%
                                                        1.55% EV***        776     6.194380          4,807      -22.12%
                                                        1.65% EV***      2,755     6.171145         17,002      -22.20%
                                                        1.80% EV***        377     6.136426          2,313      -22.32%
                                                        1.85% EV***         75     6.124870            459      -22.36%

     Fidelity(R) VIP - Value Portfolio - Service Class
        2002 .......................................    0.95%           35,813     7.841551        280,829      -16.57%
                                                        1.00%           33,831     7.835265        265,075      -16.61%
                                                        1.05%            1,099     7.828991          8,604      -16.65%
                                                        1.10%              469     7.822723          3,669      -16.70%

     Fidelity(R) VIP - Value Portfolio - Service Class 2
        2002 .......................................    0.95%           27,872     7.831908        218,291      -16.67%
                                                        1.00%            3,462     7.825637         27,092      -16.71%
                                                        1.05%            2,053     7.819367         16,053      -16.76%
                                                        1.10%           16,769     7.813107        131,018      -16.80%
                                                        1.15%           17,823     7.806840        139,141      -16.84%
                                                        1.20%              852     7.800574          6,646      -16.88%
                                                        1.25%            2,415     7.794311         18,823      -16.92%
                                                        1.35%              691     7.781795          5,377      -17.01%
                                                        1.40%            9,938     7.775549         77,273      -17.05%
                                                        1.95%               49     7.706846            378      -17.51%
                                                        0.95% EV***     34,476     7.770190        267,885      -17.09%
                                                        1.00% EV***      4,902     7.763943         38,059      -17.13%
                                                        1.05% EV***     21,531     7.757699        167,031      -17.18%
                                                        1.10% EV***     31,419     7.751469        243,543      -17.22%
                                                        1.15% EV***      1,690     7.745232         13,089      -17.26%
                                                        1.20% EV***        122     7.738995            944      -17.30%
                                                        1.35% EV***        174     7.720297          1,343      -17.43%
                                                        1.40% EV***        219     7.714071          1,689      -17.47%

     Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
        2002 .......................................    1.30%           59,897    11.741487        703,280       -9.92%
                                                        1.40%          751,105    11.670962      8,766,118      -10.01%
                                                        1.45%           44,739    10.200970        456,381      -10.05%
                                                        1.50%           15,612    10.174290        158,841      -10.10%

     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
        2002 .......................................    0.95%          383,581     9.930554      3,809,172       -9.72%
                                                        1.00%          274,752     9.906052      2,721,708       -9.76%
                                                        1.05%           78,267     9.881607        773,404       -9.81%
                                                        1.20%            2,166     8.554219         18,528       -9.95%
                                                        1.25%            3,032     8.538358         25,888       -9.99%
                                                        1.50%              468     8.459417          3,959      -10.22%
                                                        0.95% EV***      1,427     8.745143         12,479      -10.16%
                                                        1.00% EV***     17,811     8.727598        155,447      -10.20%

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
        2002 .......................................    0.95%           97,225     8.092651        786,808       -9.89%
                                                        1.00%           69,038     8.081763        557,949       -9.94%
                                                        1.05%              601     8.070871          4,851       -9.98%
                                                        1.10%           47,007     8.060003        378,877      -10.03%
                                                        1.15%           21,891     8.049124        176,203      -10.08%
                                                        1.20%            6,854     8.038260         55,094      -10.12%
                                                        1.25%           17,496     8.027416        140,448      -10.17%
                                                        1.30%            1,932     8.016577         15,488      -10.21%
                                                        1.40%            6,256     7.994917         50,016      -10.30%
                                                        1.45%            6,367     7.984117         50,835      -10.35%
                                                        1.50%            5,856     7.973317         46,692      -10.39%
                                                        1.60%            1,518     7.951733         12,071      -10.49%
                                                        1.75%            8,800     7.919423         69,691      -10.62%
                                                        1.85%              392     7.897938          3,096      -10.71%
                                                        2.05%              230     7.855077          1,807      -10.89%
                                                        0.95% EV***     98,118     8.451173        829,212      -10.33%
                                                        1.00% EV***     75,440     8.435426        636,369      -10.38%
                                                        1.05% EV***     12,729     8.419709        107,174      -10.42%
                                                        1.10% EV***     51,712     8.404005        434,588      -10.47%
                                                        1.15% EV***     26,229     8.388329        220,017      -10.51%
                                                        1.20% EV***      1,214     8.372675         10,164      -10.56%
                                                        1.25% EV***     27,854     8.357033        232,777      -10.60%
                                                        1.30% EV***         52     8.341415            434      -10.65%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class
        2002 .......................................    1.30%           45,645    10.387330        474,130      -16.63%
                                                        1.40%          536,122    10.324912      5,535,412      -16.71%
                                                        1.45%           17,695     8.831934        156,281      -16.75%
                                                        1.50%            8,181     8.808823         72,065      -16.79%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class
        2002 .......................................    0.95%          236,969     8.533857      2,022,260      -16.34%
                                                        1.00%          228,046     8.512820      1,941,315      -16.39%
                                                        1.05%           31,976     8.491806        271,534      -16.43%
                                                        1.10%            4,337     7.163768         31,069      -16.47%
                                                        1.20%            3,849     7.137265         27,471      -16.55%
                                                        1.25%              127     7.124031            905      -16.60%
                                                        1.30%              374     7.110815          2,659      -16.64%
                                                        1.40%            2,156     7.084437         15,274      -16.72%
                                                        1.50%              457     7.058144          3,226      -16.81%
                                                        0.95% EV***      2,530     7.378739         18,668      -16.77%
                                                        1.20% EV***        575     7.304928          4,200      -16.98%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2
        2002 .......................................    0.95%          100,130     6.651197        665,984      -16.63%
                                                        1.00%           17,760     6.642229        117,966      -16.67%
                                                        1.05%            2,859     6.633272         18,965      -16.71%
                                                        1.10%           30,508     6.624331        202,095      -16.75%
                                                        1.15%            3,477     6.615401         23,002      -16.79%
                                                        1.20%            3,880     6.606467         25,633      -16.84%
                                                        1.25%            5,705     6.597558         37,639      -16.88%
                                                        1.30%            2,297     6.588634         15,134      -16.92%
                                                        1.35%              478     6.579734          3,145      -16.96%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.40%              1,886     6.570858         12,393      -17.01%
                                                        1.45%              1,007     6.561950          6,608      -17.05%
                                                        1.50%              5,772     6.553060         37,824      -17.09%
                                                        1.55%                142     6.544192            929      -17.13%
                                                        1.60%              1,805     6.535322         11,796      -17.17%
                                                        1.65%              2,063     6.526461         13,464      -17.22%
                                                        1.85%                448     6.491083          2,908      -17.39%
                                                        0.95% EV***       78,314     7.046274        551,822      -17.05%
                                                        1.00% EV***      134,984     7.033143        949,362      -17.10%
                                                        1.05% EV***          977     7.020019          6,859      -17.14%
                                                        1.10% EV***       39,623     7.006909        277,635      -17.18%
                                                        1.15% EV***       25,346     6.993838        177,266      -17.22%
                                                        1.20% EV***          255     6.980773          1,780      -17.26%
                                                        1.25% EV***        2,604     6.967730         18,144      -17.31%
                                                        1.30% EV***          503     6.954707          3,498      -17.35%
                                                        1.55% EV***          399     6.889823          2,749      -17.56%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
        2002 .......................................    1.30%            521,338    13.196792      6,879,989      -10.53%
                                                        1.40%          4,075,473    13.117494     53,459,993      -10.62%
                                                        1.45%            133,574    11.098298      1,482,444      -10.66%
                                                        1.50%             36,954    11.069273        409,054      -10.71%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2002 .......................................    0.95%          1,683,310    11.095380     18,676,964      -10.29%
                                                        1.00%          1,401,720    11.068022     15,514,268      -10.33%
                                                        1.05%            296,604    11.040689      3,274,713      -10.38%
                                                        1.10%             39,303     8.111429        318,803      -10.42%
                                                        1.15%              6,996     8.096398         56,642      -10.47%
                                                        1.20%             10,097     8.081391         81,598      -10.51%
                                                        1.25%              2,170     8.066435         17,504      -10.56%
                                                        1.30%                885     8.051461          7,126      -10.60%
                                                        1.35%                880     8.036519          7,072      -10.65%
                                                        1.40%              7,190     8.021598         57,675      -10.69%
                                                        1.45%              6,974     8.006687         55,839      -10.74%
                                                        1.50%              4,819     7.991814         38,513      -10.78%
                                                        1.60%                572     7.962109          4,554      -10.88%
                                                        1.65%              1,283     7.947299         10,196      -10.92%
                                                        1.85%                253     7.888206          1,996      -11.10%
                                                        0.95% EV***       19,676     8.571860        168,660      -10.72%
                                                        1.00% EV***       76,163     8.554660        651,549      -10.76%
                                                        1.05% EV***          521     8.537473          4,448      -10.81%
                                                        1.10% EV***        3,511     8.520344         29,915      -10.85%
                                                        1.20% EV***          473     8.486124          4,014      -10.94%
                                                        1.25% EV***          329     8.469073          2,786      -10.99%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
        2002 .......................................    0.95%            656,770     7.181855      4,716,827      -10.46%
                                                        1.00%            312,363     7.172178      2,240,323      -10.51%
                                                        1.05%             36,563     7.162514        261,883      -10.55%
                                                        1.10%            227,172     7.152860      1,624,930      -10.60%
                                                        1.15%             64,243     7.143213        458,901      -10.64%
                                                        1.20%             44,942     7.133571        320,597      -10.69%

                                                          Contract                    Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.25%             38,366     7.123951        273,318      -10.73%
                                                        1.30%              5,373     7.114325         38,225      -10.78%
                                                        1.35%              7,322     7.104697         52,021      -10.83%
                                                        1.40%            108,374     7.095110        768,925      -10.87%
                                                        1.45%              8,820     7.085491         62,494      -10.92%
                                                        1.50%             20,353     7.075909        144,016      -10.96%
                                                        1.55%             30,083     7.066320        212,576      -11.01%
                                                        1.60%             18,060     7.056755        127,445      -11.05%
                                                        1.65%              5,438     7.047191         38,323      -11.10%
                                                        1.70%             11,031     7.037634         77,632      -11.14%
                                                        1.75%              5,344     7.028083         37,558      -11.19%
                                                        1.80%              1,243     7.018522          8,724      -11.23%
                                                        1.85%                443     7.009008          3,105      -11.28%
                                                        1.95%              3,181     6.989957         22,235      -11.37%
                                                        2.00%              2,163     6.980443         15,099      -11.41%
                                                        2.10%                135     6.961464            940      -11.50%
                                                        0.95% EV***      275,843     7.969921      2,198,447      -10.89%
                                                        1.00% EV***      406,557     7.955059      3,234,185      -10.94%
                                                        1.05% EV***       28,558     7.940231        226,757      -10.98%
                                                        1.10% EV***      212,541     7.925421      1,684,477      -11.03%
                                                        1.15% EV***      102,273     7.910619        809,043      -11.07%
                                                        1.20% EV***       12,861     7.895827        101,548      -11.12%
                                                        1.25% EV***       19,837     7.881085        156,337      -11.16%
                                                        1.30% EV***        8,058     7.866366         63,387      -11.21%
                                                        1.35% EV***       18,399     7.851635        144,462      -11.26%
                                                        1.40% EV***        4,039     7.836944         31,653      -11.30%
                                                        1.45% EV***          439     7.822283          3,434      -11.35%
                                                        1.50% EV***        2,212     7.807638         17,270      -11.39%
                                                        1.55% EV***        4,087     7.793000         31,850      -11.44%
                                                        1.60% EV***        4,344     7.778375         33,789      -11.48%
                                                        1.65% EV***        5,724     7.763786         44,440      -11.53%
                                                        1.70% EV***        4,340     7.749206         33,632      -11.57%
                                                        1.75% EV***        2,341     7.734661         18,107      -11.62%
                                                        1.80% EV***        1,087     7.720131          8,392      -11.66%
                                                        1.85% EV***           24     7.705611            185      -11.71%
                                                        1.95% EV***          286     7.676631          2,196      -11.80%
                                                        2.25% EV***          262     7.590210          1,989      -12.07%

     Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
        2002 .......................................    0.95%          2,290,203     8.774550     20,095,501      -22.99%
                                                        1.00%          1,566,651     8.752892     13,712,727      -23.03%
                                                        1.05%            326,955     8.731291      2,854,739      -23.07%
                                                        1.10%            389,180     6.498715      2,529,170      -23.11%
                                                        1.15%             39,285     6.486670        254,829      -23.14%
                                                        1.20%             78,618     6.474648        509,024      -23.18%
                                                        1.25%             25,909     6.462661        167,441      -23.22%
                                                        1.30%            430,229    11.228588      4,830,864      -23.26%
                                                        1.35%             13,463     6.438691         86,684      -23.30%
                                                        1.40%          2,913,528    11.161105     32,518,192      -23.34%
                                                        1.45%            143,885     9.205181      1,324,487      -23.38%
                                                        1.50%             70,949     9.181101        651,390      -23.42%
                                                        1.55%             54,786     6.390951        350,135      -23.46%
                                                        1.60%              1,476     6.379069          9,416      -23.49%
                                                        1.65%              8,332     6.367186         53,051      -23.53%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.70%              4,912     6.355320         31,217      -23.57%
                                                        1.80%              1,558     6.331659          9,865      -23.65%
                                                        1.85%                253     6.319850          1,599      -23.69%
                                                        2.05%                416     6.272757          2,609      -23.84%
                                                        0.95% EV***      235,893    11.149146      2,630,005      -23.41%
                                                        1.00% EV***      305,466     9.195304      2,808,853      -23.45%
                                                        1.05% EV***       10,868     9.171274         99,673      -23.48%
                                                        1.10% EV***      234,918     6.941307      1,630,638      -23.52%
                                                        1.15% EV***       28,397     6.927348        196,716      -23.56%
                                                        1.20% EV***       23,775     6.913418        164,367      -23.60%
                                                        1.25% EV***       10,908     6.899507         75,260      -23.64%
                                                        1.30% EV***          836     6.885625          5,756      -23.68%
                                                        1.35% EV***        1,238     6.871737          8,507      -23.72%
                                                        1.40% EV***          235     6.857901          1,612      -23.76%
                                                        1.50% EV***          327     6.830261          2,233      -23.84%
                                                        1.55% EV***        1,398     6.816472          9,529      -23.87%
                                                        1.65% EV***       10,146     6.788972         68,881      -23.95%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class
        2002 .......................................    0.95%          1,500,734    13.553721     20,340,530        9.29%
                                                        1.00%            946,299    13.520276     12,794,224        9.24%
                                                        1.05%            326,872    13.486945      4,408,505        9.18%
                                                        1.10%            278,233    12.637011      3,516,033        9.13%
                                                        1.15%             68,575    12.613630        864,980        9.07%
                                                        1.20%             28,091    12.590282        353,674        9.02%
                                                        1.25%             20,318    12.566969        255,336        8.96%
                                                        1.30%            289,032    14.542870      4,203,355        8.91%
                                                        1.35%              7,997    12.520432        100,126        8.85%
                                                        1.40%          3,465,192    14.452314     50,080,043        8.80%
                                                        1.45%            102,384    13.522075      1,384,444        8.74%
                                                        1.50%             42,943    13.486744        579,161        8.69%
                                                        1.55%              5,124    12.427692         63,679        8.63%
                                                        1.60%                443    12.404623          5,495        8.58%
                                                        1.65%              2,464    12.381549         30,508        8.52%
                                                        1.70%                128    12.358517          1,582        8.47%
                                                        1.75%              1,741    12.335513         21,476        8.41%
                                                        1.85%                220    12.289609          2,704        8.30%
                                                        0.95% EV***      342,291    14.466148      4,951,632        8.83%
                                                        1.00% EV***      192,670    13.535046      2,607,797        8.78%
                                                        1.05% EV***       59,573    13.499711        804,218        8.72%
                                                        1.10% EV***      212,679    12.364827      2,629,739        8.67%
                                                        1.15% EV***       27,888    12.340000        344,138        8.61%
                                                        1.20% EV***       16,683    12.315233        205,455        8.56%
                                                        1.25% EV***       31,538    12.290494        387,618        8.50%
                                                        1.30% EV***          170    12.265783          2,085        8.45%
                                                        1.35% EV***        3,069    12.241097         37,568        8.39%
                                                        1.40% EV***          334    12.216479          4,080        8.34%
                                                        1.45% EV***           66    12.191885            805        8.28%
                                                        1.50% EV***          327    12.167339          3,979        8.23%

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class
        2002 .......................................    0.95%             19,446     6.705285        130,391      -27.04%
                                                        1.00%              4,380     6.698525         29,340      -27.07%
                                                        0.95% EV***          629     6.636069          4,174      -27.45%

     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2
        2002 .......................................    0.95%             41,462     6.638994        275,266      -27.32%
                                                        1.00%              7,605     6.632302         50,439      -27.35%
                                                        1.10%             23,396     6.618910        154,856      -27.43%
                                                        1.15%              7,997     6.612228         52,878      -27.46%
                                                        1.20%              2,853     6.605547         18,846      -27.50%
                                                        1.25%              1,765     6.598853         11,647      -27.54%
                                                        1.30%                529     6.592185          3,487      -27.57%
                                                        1.35%                555     6.585493          3,655      -27.61%
                                                        1.40%              6,547     6.578835         43,072      -27.65%
                                                        1.45%                 94     6.572174            618      -27.68%
                                                        1.50%                372     6.565506          2,442      -27.72%
                                                        1.55%              1,167     6.558843          7,654      -27.76%
                                                        1.60%                110     6.552177            721      -27.79%
                                                        1.65%                101     6.545526            661      -27.83%
                                                        1.75%                345     6.532223          2,254      -27.90%
                                                        1.85%                 11     6.518935             72      -27.98%
                                                        1.95%                 51     6.505670            332      -28.05%
                                                        0.95% EV***       61,143     6.570115        401,717      -27.73%
                                                        1.00% EV***        6,583     6.563460         43,207      -27.76%
                                                        1.10% EV***       29,647     6.550163        194,193      -27.84%
                                                        1.15% EV***        1,860     6.543515         12,171      -27.87%
                                                        1.20% EV***          664     6.536879          4,340      -27.91%
                                                        1.25% EV***        2,298     6.530232         15,006      -27.95%
                                                        1.35% EV***           63     6.516963            411      -28.02%
                                                        1.40% EV***        3,068     6.510331         19,974      -28.06%
                                                        1.50% EV***        2,423     6.497088         15,742      -28.13%
                                                        1.55% EV***          310     6.490473          2,012      -28.17%
                                                        1.65% EV***        3,123     6.477243         20,228      -28.24%

     Fidelity(R) VIP III - Balanced Portfolio - Initial Class
        2002 .......................................    1.30%            447,668    14.580083      6,527,037       -9.91%
                                                        1.40%          3,764,686    14.462478     54,446,688      -10.00%
                                                        1.45%             37,961    10.097995        383,330      -10.04%
                                                        1.50%             12,119    10.071577        122,057      -10.09%

     Fidelity(R) VIP III - Balanced Portfolio - Service Class
        2002 .......................................    0.95%            865,148     9.774081      8,456,027       -9.62%
                                                        1.00%            761,348     9.749977      7,423,125       -9.67%
                                                        1.05%            136,166     9.725907      1,324,338       -9.71%
                                                        1.10%             15,756     8.106438        127,725       -9.76%
                                                        1.15%              8,269     8.091422         66,908       -9.80%
                                                        1.20%              1,497     8.076429         12,090       -9.85%
                                                        1.25%              1,707     8.061477         13,761       -9.90%
                                                        1.40%              6,969     8.016683         55,868      -10.03%
                                                        1.45%                326     8.001794          2,609      -10.08%
                                                        1.50%              2,529     7.986931         20,199      -10.12%
                                                        0.95% EV***        6,282     8.491067         53,341      -10.06%
                                                        1.00% EV***        7,636     8.474040         64,708      -10.10%
                                                        1.25% EV***          729     8.389269          6,116      -10.33%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity    Return**
                                                       -------------   -------   ----------   --------------   ---------
     Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
        2002 .......................................    0.95%          191,788     8.424432     1,615,705        -9.80%
                                                        1.00%          119,593     8.413093     1,006,147        -9.84%
                                                        1.05%           12,385     8.401746       104,056        -9.89%
                                                        1.10%           68,199     8.390416       572,218        -9.94%
                                                        1.15%           18,431     8.379129       154,436        -9.98%
                                                        1.20%            8,433     8.367814        70,566       -10.03%
                                                        1.25%           21,702     8.356520       181,353       -10.07%
                                                        1.30%              846     8.345241         7,060       -10.12%
                                                        1.35%           12,357     8.333960       102,983       -10.16%
                                                        1.40%           17,353     8.322694       144,424       -10.21%
                                                        1.45%            1,306     8.311447        10,855       -10.25%
                                                        1.50%            8,959     8.300199        74,361       -10.30%
                                                        1.55%            5,918     8.288961        49,054       -10.35%
                                                        1.60%           13,411     8.277726       111,013       -10.39%
                                                        1.65%            2,527     8.266526        20,890       -10.44%
                                                        1.70%            1,964     8.255306        16,213       -10.48%
                                                        1.75%               72     8.244106           594       -10.53%
                                                        1.80%              157     8.232919         1,293       -10.57%
                                                        1.95%               75     8.199396           615       -10.71%
                                                        0.95% EV***    160,776     7.995872     1,285,544       -10.23%
                                                        1.00% EV***    229,745     7.980973     1,833,589       -10.28%
                                                        1.05% EV***      4,636     7.966093        36,931       -10.32%
                                                        1.10% EV***    150,732     7.951226     1,198,504       -10.37%
                                                        1.15% EV***     63,322     7.936396       502,548       -10.41%
                                                        1.20% EV***      6,996     7.921585        55,419       -10.46%
                                                        1.25% EV***      2,531     7.906772        20,012       -10.51%
                                                        1.30% EV***      6,733     7.892000        53,137       -10.55%
                                                        1.35% EV***      1,098     7.877243         8,649       -10.60%
                                                        1.45% EV***      3,008     7.847798        23,606       -10.69%
                                                        1.50% EV***      3,582     7.833088        28,058       -10.73%
                                                        1.55% EV***      4,422     7.818412        34,573       -10.78%
                                                        1.65% EV***        251     7.789107         1,955       -10.87%

     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class
        2002 .......................................    0.95%           86,384     5.672624       490,024        -8.11%
                                                        1.00%           22,779     5.666162       129,070        -8.15%
                                                        1.05%            1,179     5.659734         6,673        -8.20%
                                                        1.40%              554     5.614757         3,111        -8.52%
                                                        0.95% EV***        368     5.461943         2,010        -8.58%
                                                        1.00% EV***      1,922     5.455654        10,486        -8.63%

     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2
        2002 .......................................    0.95%          104,738     5.652536       592,035        -8.43%
                                                        1.00%           29,703     5.646118       167,707        -8.48%
                                                        1.05%            5,228     5.639686        29,484        -8.52%
                                                        1.10%           23,916     5.633286       134,726        -8.57%
                                                        1.15%           20,892     5.626870       117,557        -8.62%
                                                        1.20%            6,133     5.620463        34,470        -8.66%
                                                        1.25%            3,456     5.614068        19,402        -8.71%
                                                        1.35%              727     5.601275         4,072        -8.80%
                                                        1.40%           16,890     5.594874        94,497        -8.85%

                                                          Contract                    Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity    Return**
                                                       -------------   ---------   ----------   --------------   ---------
                                                        1.45%              1,179     5.588492          6,589       -8.89%
                                                        1.50%              6,153     5.582110         34,347       -8.94%
                                                        1.55%              3,032     5.575724         16,906       -8.99%
                                                        1.60%                228     5.569356          1,270       -9.03%
                                                        1.65%              1,316     5.562994          7,321       -9.08%
                                                        1.75%              5,896     5.550250         32,724       -9.17%
                                                        1.85%                193     5.537548          1,069       -9.26%
                                                        0.95% EV***      106,121     5.442543        577,568       -8.90%
                                                        1.00% EV***       89,583     5.436267        486,997       -8.95%
                                                        1.10% EV***       65,875     5.423746        357,289       -9.04%
                                                        1.15% EV***        8,761     5.417511         47,463       -9.09%
                                                        1.20% EV***        7,258     5.411248         39,275       -9.14%
                                                        1.25% EV***       10,584     5.405008         57,207       -9.18%
                                                        1.35% EV***          388     5.392514          2,092       -9.27%
                                                        1.40% EV***          783     5.386287          4,217       -9.32%
                                                        1.45% EV***          106     5.380055            570       -9.37%
                                                        1.65% EV***          598     5.355186          3,202       -9.55%

     Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class
        2002 .......................................    1.30%            245,843    12.014344      2,953,642      -17.70%
                                                        1.40%          2,220,568    11.942147     26,518,349      -17.78%
                                                        1.45%             78,929    10.034701        792,029      -17.82%
                                                        1.50%             26,625    10.008474        266,476      -17.87%

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class
        2002 .......................................    0.95%          1,491,640     9.513687     14,190,996      -17.48%
                                                        1.00%          1,573,874     9.490208     14,936,392      -17.53%
                                                        1.05%            356,167     9.466793      3,371,759      -17.57%
                                                        1.10%             25,594     7.117460        182,164      -17.61%
                                                        1.15%              9,006     7.104282         63,981      -17.65%
                                                        1.20%              6,410     7.091127         45,454      -17.69%
                                                        1.25%              6,475     7.077979         45,830      -17.73%
                                                        1.30%                400     7.064839          2,826      -17.78%
                                                        1.40%             11,190     7.038647         78,762      -17.86%
                                                        1.45%             23,477     7.025556        164,939      -17.90%
                                                        1.50%                799     7.012508          5,603      -17.94%
                                                        0.95% EV***       20,507     7.588927        155,626      -17.91%
                                                        1.00% EV***       35,540     7.573694        269,169      -17.95%
                                                        1.25% EV***          731     7.497892          5,481      -18.16%

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2
        2002 .......................................    0.95%            362,579     7.294561      2,644,855      -17.64%
                                                        1.00%            230,743     7.284740      1,680,903      -17.68%
                                                        1.05%             35,774     7.274910        260,253      -17.72%
                                                        1.10%            120,836     7.265105        877,886      -17.76%
                                                        1.15%             47,619     7.255301        345,490      -17.80%
                                                        1.20%             18,404     7.245530        133,347      -17.84%
                                                        1.25%             52,152     7.235744        377,359      -17.89%
                                                        1.30%             11,093     7.225962         80,158      -17.93%
                                                        1.35%              6,563     7.216199         47,360      -17.97%
                                                        1.40%             21,476     7.206437        154,765      -18.01%
                                                        1.45%              4,053     7.196679         29,168      -18.05%
                                                        1.50%              4,270     7.186938         30,688      -18.09%
                                                        1.55%              7,874     7.177193         56,513      -18.14%
                                                        1.60%             19,620     7.167473        140,626      -18.18%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.65%                280     7.157764           2,004     -18.22%
                                                        1.70%              2,015     7.148066          14,403     -18.26%
                                                        1.75%              4,635     7.138348          33,086     -18.30%
                                                        0.95% EV***      351,485     7.007549       2,463,048     -18.06%
                                                        1.00% EV***      422,963     6.994465       2,958,400     -18.10%
                                                        1.05% EV***        3,964     6.981426          27,674     -18.14%
                                                        1.10% EV***      202,221     6.968403       1,409,157     -18.19%
                                                        1.15% EV***       39,026     6.955396         271,441     -18.23%
                                                        1.20% EV***       14,477     6.942396         100,505     -18.27%
                                                        1.25% EV***       16,349     6.929409         113,289     -18.31%
                                                        1.30% EV***        3,901     6.916463          26,981     -18.35%
                                                        1.35% EV***        3,122     6.903527          21,553     -18.39%
                                                        1.40% EV***        2,222     6.890596          15,311     -18.43%
                                                        1.45% EV***        4,694     6.877706          32,284     -18.48%
                                                        1.50% EV***        3,458     6.864814          23,739     -18.52%
                                                        1.55% EV***        4,280     6.851942          29,326     -18.56%
                                                        1.65% EV***        8,548     6.826261          58,351     -18.64%
                                                        1.80% EV***          368     6.787859           2,498     -18.77%
                                                        2.00% EV***          142     6.736900             957     -18.93%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
        2002 .......................................    1.30%          1,259,213    13.222517      16,649,965     -22.86%
                                                        1.40%          9,511,083    13.115822     124,745,672     -22.94%
                                                        1.45%            191,834     6.962409       1,335,627     -22.98%
                                                        1.50%            100,294     6.944197         696,461     -23.02%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2002 .......................................    0.95%          2,497,444     6.622963      16,540,479     -22.66%
                                                        1.00%          2,191,975     6.606599      14,481,500     -22.70%
                                                        1.05%            391,686     6.590287       2,581,323     -22.74%
                                                        1.10%             55,416     5.304268         293,941     -22.78%
                                                        1.15%             32,167     5.294438         170,306     -22.82%
                                                        1.20%             11,075     5.284629          58,527     -22.85%
                                                        1.25%              4,931     5.274818          26,010     -22.89%
                                                        1.30%              1,652     5.265036           8,698     -22.93%
                                                        1.40%             41,198     5.245486         216,104     -23.01%
                                                        1.45%             30,992     5.235745         162,266     -23.05%
                                                        1.50%              3,815     5.226000          19,937     -23.09%
                                                        0.95% EV***       29,858     5.434353         162,259     -23.08%
                                                        1.00% EV***       26,481     5.423422         143,618     -23.12%
                                                        1.05% EV***          941     5.412535           5,093     -23.16%
                                                        1.10% EV***        2,094     5.401654          11,311     -23.20%
                                                        1.15% EV***        2,920     5.390786          15,741     -23.23%
                                                        1.20% EV***          575     5.379936           3,093     -23.27%
                                                        1.25% EV***        1,769     5.369106           9,498     -23.31%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2
        2002 .......................................    0.95%            305,166     5.556547       1,695,669     -22.75%
                                                        1.00%            254,489     5.549060       1,412,175     -22.79%
                                                        1.05%              8,511     5.541567          47,164     -22.83%
                                                        1.10%             93,760     5.534090         518,876     -22.87%
                                                        1.15%             16,473     5.526631          91,040     -22.91%
                                                        1.20%             22,194     5.519172         122,493     -22.94%

                                                         Contract                    Unit         Contract       Total
                                                       Expense Rate*     Units    Fair Value   Owners' Equity   Return**
                                                       -------------   --------   ----------   --------------   --------
                                                        1.25%             9,581    5.511713          52,808      -22.98%
                                                        1.30%             2,018    5.504279          11,108      -23.02%
                                                        1.35%             1,820    5.496828          10,004      -23.06%
                                                        1.40%             2,754    5.489392          15,118      -23.10%
                                                        1.45%             6,438    5.481959          35,293      -23.14%
                                                        1.50%             5,761    5.474523          31,539      -23.18%
                                                        1.55%             2,087    5.467110          11,410      -23.22%
                                                        1.65%             2,012    5.452301          10,970      -23.30%
                                                        1.75%                55    5.437504             299      -23.37%
                                                        0.95% EV***     219,573    5.238835       1,150,307      -23.17%
                                                        1.00% EV***     239,876    5.229051       1,254,324      -23.21%
                                                        1.05% EV***       6,967    5.219304          36,363      -23.25%
                                                        1.10% EV***      59,759    5.209555         311,318      -23.29%
                                                        1.15% EV***      40,278    5.199811         209,438      -23.32%
                                                        1.20% EV***       6,147    5.190098          31,904      -23.36%
                                                        1.25% EV***      12,796    5.180383          66,288      -23.40%
                                                        1.35% EV***         512    5.161015           2,642      -23.48%
                                                        1.50% EV***       2,069    5.132045          10,618      -23.60%
                                                        1.65% EV***       6,387    5.103196          32,594      -23.72%
                                                        1.80% EV***         925    5.074459           4,694      -23.83%

     Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
        2002 .......................................    1.30%           155,616   16.386611       2,550,019      -11.00%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
        2002 .......................................    0.95%           440,069   16.546164       7,281,454      -10.75%
                                                        1.00%           455,334   16.513030       7,518,944      -10.80%
                                                        1.05%            77,260   16.479948       1,273,241      -10.84%
                                                        1.10%             9,096   15.187173         138,143      -10.89%
                                                        1.15%             2,225   15.159073          33,729      -10.93%
                                                        1.20%             1,341   15.130998          20,291      -10.98%
                                                        1.25%             2,645   15.102965          39,947      -11.02%
                                                        1.30%               114   15.074953           1,719      -11.07%
                                                        1.40%               740   15.019072          11,114      -11.16%
                                                        1.45%             2,716   14.991208          40,716      -11.20%
                                                        1.50%             1,227   14.963357          18,360      -11.25%
                                                        0.95% EV***       5,656   16.351580          92,485      -11.16%
                                                        1.00% EV***      41,984   16.318809         685,129      -11.21%
                                                        1.05% EV***         173   16.286083           2,817      -11.25%
                                                        1.10% EV***       3,283   16.253450          53,360      -11.30%
                                                        1.15% EV***       2,635   16.220836          42,742      -11.34%
                                                        1.25% EV***         772   16.155747          12,472      -11.43%

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
        2002 .......................................    0.95%           529,773    9.520360       5,043,630      -10.88%
                                                        1.00%           197,205    9.507545       1,874,935      -10.93%
                                                        1.05%            10,790    9.494742         102,448      -10.97%
                                                        1.10%           245,816    9.481946       2,330,814      -11.02%
                                                        1.15%            76,332    9.469166         722,800      -11.06%
                                                        1.20%            23,530    9.456387         222,509      -11.11%
                                                        1.25%            31,990    9.443636         302,102      -11.15%
                                                        1.30%             9,047    9.430893          85,321      -11.20%
                                                        1.35%             6,971    9.418141          65,654      -11.24%
                                                        1.40%            82,404    9.405412         775,044      -11.29%
                                                        1.45%            22,566    9.392702         211,956      -11.33%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.50%           14,140     9.379988       132,633       -11.38%
                                                        1.55%           22,846     9.367309       214,006       -11.42%
                                                        1.60%            5,986     9.354629        55,997       -11.47%
                                                        1.65%            5,388     9.341936        50,334       -11.51%
                                                        1.70%            9,425     9.329285        87,929       -11.56%
                                                        1.75%           14,050     9.316635       130,899       -11.60%
                                                        1.80%            1,244     9.303988        11,574       -11.65%
                                                        1.85%              239     9.291367         2,221       -11.69%
                                                        2.00%            1,344     9.253520        12,437       -11.83%
                                                        2.05%              335     9.240929         3,096       -11.87%
                                                        0.95% EV***    294,299    15.071151     4,435,425       -11.29%
                                                        1.00% EV***    268,886    15.043103     4,044,880       -11.33%
                                                        1.05% EV***     11,092    15.015069       166,547       -11.38%
                                                        1.10% EV***    177,090    14.987100     2,654,066       -11.42%
                                                        1.15% EV***     45,494    14.959167       680,552       -11.47%
                                                        1.20% EV***     13,576    14.931261       202,707       -11.51%
                                                        1.25% EV***      8,556    14.903409       127,514       -11.56%
                                                        1.30% EV***        753    14.875580        11,201       -11.60%
                                                        1.35% EV***        848    14.847790        12,591       -11.65%
                                                        1.40% EV***      3,713    14.820030        55,027       -11.69%
                                                        1.45% EV***        540    14.792338         7,988       -11.74%
                                                        1.50% EV***      1,110    14.764663        16,389       -11.78%
                                                        1.55% EV***      1,774    14.737022        26,143       -11.83%
                                                        1.65% EV***      2,998    14.681867        44,016       -11.92%
                                                        1.70% EV***        625    14.654341         9,159       -11.96%
                                                        1.80% EV***        381    14.599405         5,562       -12.05%
                                                        1.85% EV***         13    14.571997           189       -12.10%
                                                        1.95% EV***         91    14.517285         1,321       -12.19%
                                                        2.00% EV***         33    14.489981           478       -12.23%

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2002 .......................................    0.95%              835     7.935800         6,626       -20.64% 6/3/02
                                                        1.10%            6,944     7.928847        55,058       -20.71% 6/3/02
                                                        1.25%              189     7.921869         1,497       -20.78% 6/3/02

     Fidelity(R)VIP III - Value Strategies Portfolio - Service Class 2
        2002 .......................................    0.95%           17,344     7.508854       130,234       -24.91% 5/1/02
                                                        1.00%            7,186     7.506313        53,940       -24.94% 5/1/02
                                                        1.05%            1,310     7.503774         9,830       -24.96% 5/1/02
                                                        1.10%           22,313     7.501229       167,375       -24.99% 5/1/02
                                                        1.15%            7,308     7.498689        54,800       -25.01% 5/1/02
                                                        1.20%              167     7.496143         1,252       -25.04% 5/1/02
                                                        1.25%            1,023     7.493606         7,666       -25.06% 5/1/02
                                                        1.30%            2,372     7.491060        17,769       -25.09% 5/1/02
                                                        1.35%                2     7.488515            15       -25.11% 5/1/02
                                                        1.40%           14,283     7.485974       106,922       -25.14% 5/1/02
                                                        1.45%               36     7.483429           269       -25.17% 5/1/02
                                                        1.50%            9,183     7.480890        68,697       -25.19% 5/1/02
                                                        1.55%            2,373     7.478338        17,746       -25.22% 5/1/02
                                                        1.60%            3,344     7.475794        24,999       -25.24% 5/1/02
                                                        1.65%               99     7.473249           740       -25.27% 5/1/02
                                                        1.75%              204     7.468157         1,524       -25.32% 5/1/02

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.85%               81     7.463060           605       -25.37% 5/1/02
                                                        0.95% EV***      3,855     7.480620        28,838       -25.19% 5/1/02
                                                        1.00% EV***      1,750     7.478078        13,087       -25.22% 5/1/02
                                                        1.10% EV***     10,325     7.473004        77,159       -25.27% 5/1/02
                                                        1.15% EV***        725     7.470468         5,416       -25.30% 5/1/02
                                                        1.20% EV***        821     7.467930         6,131       -25.32% 5/1/02
                                                        1.30% EV***        623     7.462853         4,649       -25.37% 5/1/02
                                                        1.35% EV***        164     7.460319         1,223       -25.40% 5/1/02
                                                        1.55% EV***        274     7.450160         2,041       -25.50% 5/1/02
                                                        1.70% EV***        774     7.442539         5,761       -25.57% 5/1/02
                                                        1.95% EV***        113     7.429821           840       -25.70% 5/1/02

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2002 .......................................    0.95%            5,000     8.938194        44,691       -10.62% 6/3/02
                                                        1.10%           20,487     8.930354       182,956       -10.70% 6/3/02
                                                        1.20%              527     8.925134         4,704       -10.75% 6/3/02
                                                        1.35%              937     8.917289         8,355       -10.83% 6/3/02
                                                        0.95% EV***        144     8.912461         1,283       -10.88% 6/3/02
                                                        1.10% EV***        444     8.904639         3,954       -10.95% 6/3/02

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
        2002 .......................................    0.95%              611     7.773388         4,750       -22.27% 6/3/02
                                                        1.10%            4,263     7.766559        33,109       -22.33% 6/3/02
                                                        1.20%              398     7.762011         3,089       -22.38% 6/3/02
                                                        1.35%              242     7.755176         1,877       -22.45% 6/3/02

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2002 .......................................    0.95%              394     8.309490         3,274       -16.91% 6/3/02
                                                        1.10%            4,474     8.302201        37,144       -16.98% 6/3/02
                                                        1.25%              142     8.294898         1,178       -17.05% 6/3/02
                                                        1.35%              343     8.290043         2,843       -17.10% 6/3/02
                                                        1.50%              302     8.282736         2,501       -17.17% 6/3/02
                                                        1.10% EV***      2,655     8.059811        21,399       -17.22% 6/3/02

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
        2002 .......................................    0.95%           36,004     7.913023       284,900       -20.87% 5/1/02
                                                        1.00%           14,842     7.910351       117,405       -20.90% 5/1/02
                                                        1.10%            4,153     7.904990        32,829       -20.95% 5/1/02
                                                        1.15%           10,896     7.902319        86,104       -20.98% 5/1/02
                                                        1.20%            1,229     7.899638         9,709       -21.00% 5/1/02
                                                        1.30%              541     7.894281         4,271       -21.06% 5/1/02
                                                        1.35%            1,355     7.891605        10,693       -21.08% 5/1/02
                                                        1.40%           44,381     7.888920       350,118       -21.11% 5/1/02
                                                        1.45%            1,422     7.886241        11,214       -21.14% 5/1/02
                                                        1.55%           11,135     7.880875        87,754       -21.19% 5/1/02
                                                        1.60%           10,942     7.878199        86,203       -21.22% 5/1/02
                                                        1.65%               82     7.875509           646       -21.24% 5/1/02
                                                        1.70%            1,040     7.872833         8,188       -21.27% 5/1/02
                                                        1.75%            2,818     7.870146        22,178       -21.30% 5/1/02
                                                        1.80%              131     7.867470         1,031       -21.33% 5/1/02
                                                        1.85%               77     7.864778           606       -21.35% 5/1/02
                                                        0.95% EV***      3,414     7.884355        26,917       -21.16% 5/1/02
                                                        1.00% EV***        298     7.881685         2,349       -21.18% 5/1/02
                                                        1.10% EV***      9,561     7.876346        75,306       -21.24% 5/1/02
                                                        1.15% EV***     15,177     7.873669       119,499       -21.26% 5/1/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.20% EV***        298     7.870989          2,346     -21.29% 5/1/02
                                                        1.35% EV***        263     7.862969          2,068     -21.37% 5/1/02
                                                        1.55% EV***        263     7.852271          2,065     -21.48% 5/1/02
                                                        2.00% EV***         59     7.828159            462     -21.72% 5/1/02

     Gartmore GVIT Emerging Markets Fund - Class II
        2002 .......................................    0.95%           15,965     8.079066        128,982     -19.21% 2/14/02
                                                        1.00%            4,932     8.075477         39,828     -19.25% 2/14/02
                                                        1.05%              946     8.071891          7,636     -19.28% 2/14/02
                                                        1.10%            5,882     8.068310         47,458     -19.32% 2/14/02
                                                        1.15%            4,403     8.064722         35,509     -19.35% 2/14/02
                                                        1.20%              287     8.061145          2,314     -19.39% 2/14/02
                                                        1.25%            1,187     8.057559          9,564     -19.42% 2/14/02
                                                        1.30%            1,100     8.053976          8,859     -19.46% 2/14/02
                                                        1.40%            4,148     8.046807         33,378     -19.53% 2/14/02
                                                        1.55%              816     8.036053          6,557     -19.64% 2/14/02
                                                        2.00%              480     8.003776          3,842     -19.96% 2/14/02
                                                        0.95% EV***     10,244     8.044139         82,404     -19.56% 2/14/02
                                                        1.10% EV***      6,021     8.033409         48,369     -19.67% 2/14/02
                                                        1.15% EV***        297     8.029837          2,385     -19.70% 2/14/02
                                                        1.20% EV***        292     8.026259          2,344     -19.74% 2/14/02
                                                        1.35% EV***        258     8.015526          2,068     -19.84% 2/14/02

     Gartmore GVIT Government Bond Fund - Class I
        2002 .......................................    0.95%          596,871    10.875303      6,491,153       8.75% 2/14/02
                                                        1.00%          275,563    10.870491      2,995,505       8.70% 2/14/02
                                                        1.05%           59,043    10.865679        641,542       8.66% 2/14/02
                                                        1.10%          255,787    10.860867      2,778,069       8.61% 2/14/02
                                                        1.15%           48,238    10.856066        523,675       8.56% 2/14/02
                                                        1.20%           15,019    10.851249        162,975       8.51% 2/14/02
                                                        1.25%           14,081    10.846438        152,729       8.46% 2/14/02
                                                        1.30%           10,135    10.841622        109,880       8.42% 2/14/02
                                                        1.35%            2,134    10.836803         23,126       8.37% 2/14/02
                                                        1.40%           72,067    10.831992        780,629       8.32% 2/14/02
                                                        1.45%            2,298    10.827174         24,881       8.27% 2/14/02
                                                        1.55%           16,850    10.817550        182,276       8.18% 2/14/02
                                                        1.60%           12,788    10.812736        138,273       8.13% 2/14/02
                                                        1.65%               60    10.807921            648       8.08% 2/14/02
                                                        1.75%              877    10.798287          9,470       7.98% 2/14/02
                                                        1.80%              192    10.793476          2,072       7.93% 2/14/02
                                                        1.85%              580    10.788663          6,257       7.89% 2/14/02
                                                        0.95% EV***    189,537    11.446128      2,169,465       8.35% 2/14/02
                                                        1.00% EV***     48,373    11.435172        553,154       8.30% 2/14/02
                                                        1.05% EV***      4,317    11.424212         49,318       8.26% 2/14/02
                                                        1.10% EV***    117,730    11.413289      1,343,687       8.21% 2/14/02
                                                        1.15% EV***     30,379    11.402343        346,392       8.16% 2/14/02
                                                        1.20% EV***      2,311    11.391398         26,326       8.11% 2/14/02
                                                        1.25% EV***     16,463    11.380488        187,357       8.06% 2/14/02
                                                        1.30% EV***     10,877    11.369566        123,667       8.01% 2/14/02
                                                        1.35% EV***      4,631    11.358658         52,602       7.97% 2/14/02
                                                        1.40% EV***     14,459    11.347745        164,077       7.92% 2/14/02
                                                        1.50% EV***      7,297    11.325937         82,645       7.82% 2/14/02

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.55% EV***     59,844    11.315031        677,137       7.77% 2/14/02
                                                        1.65% EV***         44    11.293269            497       7.68% 2/14/02
                                                        1.70% EV***      1,689    11.282387         19,056       7.63% 2/14/02
                                                        1.75% EV***      3,523    11.271519         39,710       7.58% 2/14/02
                                                        1.85% EV***         42    11.249771            472       7.48% 2/14/02

     Gartmore GVIT ID Aggressive Fund
        2002 .......................................    0.95%           15,640     8.321058        130,141     -16.79% 2/14/02
                                                        1.10%           67,599     8.309998        561,748     -16.90% 2/14/02
                                                        1.15%            2,053     8.306308         17,053     -16.94% 2/14/02
                                                        1.20%           33,416     8.302620        277,440     -16.97% 2/14/02
                                                        1.25%            6,286     8.298926         52,167     -17.01% 2/14/02
                                                        1.30%              927     8.295236          7,690     -17.05% 2/14/02
                                                        1.35%              369     8.291554          3,060     -17.08% 2/14/02
                                                        1.40%           70,660     8.287858        585,620     -17.12% 2/14/02
                                                        1.55%            8,146     8.276782         67,423     -17.23% 2/14/02
                                                        1.60%           12,305     8.273086        101,800     -17.27% 2/14/02
                                                        1.65%               71     8.269399            587     -17.31% 2/14/02
                                                        1.80%            1,531     8.258329         12,644     -17.42% 2/14/02
                                                        0.95% EV***      5,475     8.219544         45,002     -17.15% 2/14/02
                                                        1.20% EV***        194     8.200153          1,591     -17.34% 2/14/02
                                                        1.30% EV***         27     8.192390            221     -17.41% 2/14/02
                                                        1.35% EV***        568     8.188502          4,651     -17.45% 2/14/02
                                                        1.55% EV***      3,693     8.172973         30,183     -17.60% 2/14/02
                                                        1.60% EV***     26,585     8.169093        217,175     -17.63% 2/14/02

     Gartmore GVIT ID Conservative Fund
        2002 .......................................    0.95%          137,387     9.956698      1,367,921      -0.43% 2/14/02
                                                        1.00%           89,879     9.952288        894,502      -0.48% 2/14/02
                                                        1.10%          162,801     9.943479      1,618,808      -0.57% 2/14/02
                                                        1.15%            7,069     9.939071         70,259      -0.61% 2/14/02
                                                        1.20%           88,751     9.934655        881,711      -0.65% 2/14/02
                                                        1.25%           11,880     9.930252        117,971      -0.70% 2/14/02
                                                        1.30%            9,731     9.925839         96,588      -0.74% 2/14/02
                                                        1.35%            1,361     9.921424         13,503      -0.79% 2/14/02
                                                        1.40%           29,206     9.917021        289,637      -0.83% 2/14/02
                                                        1.50%           11,564     9.908200        114,578      -0.92% 2/14/02
                                                        1.55%           37,637     9.903786        372,749      -0.96% 2/14/02
                                                        1.60%           18,394     9.899381        182,089      -1.01% 2/14/02
                                                        1.65%               42     9.894966            416      -1.05% 2/14/02
                                                        1.70%            2,156     9.890561         21,324      -1.09% 2/14/02
                                                        1.75%            3,986     9.886157         39,406      -1.14% 2/14/02
                                                        1.80%                7     9.881746             69      -1.18% 2/14/02
                                                        1.85%                7     9.877327             69      -1.23% 2/14/02
                                                        0.95% EV***     80,407     9.919532        797,600      -0.83% 2/14/02
                                                        1.00% EV***     46,048     9.914861        456,560      -0.87% 2/14/02
                                                        1.05% EV***     23,435     9.910174        232,245      -0.92% 2/14/02
                                                        1.10% EV***     46,419     9.905506        459,804      -0.96% 2/14/02
                                                        1.15% EV***     54,023     9.900832        534,873      -1.00% 2/14/02
                                                        1.20% EV***      8,516     9.896151         84,276      -1.05% 2/14/02
                                                        1.30% EV***        219     9.886812          2,165      -1.14% 2/14/02
                                                        1.35% EV***      8,977     9.882129         88,712      -1.18% 2/14/02
                                                        1.40% EV***      1,814     9.877456         17,918      -1.22% 2/14/02
                                                        1.85% EV***         22     9.835356            216      -1.62% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Gartmore GVIT ID Moderate Fund
        2002 .......................................    0.95%          358,573    9.091432       3,259,942      -9.09% 2/14/02
                                                        1.00%           57,485    9.087386         522,388      -9.13% 2/14/02
                                                        1.10%          319,040    9.079343       2,896,674      -9.21% 2/14/02
                                                        1.15%          196,177    9.075317       1,780,368      -9.25% 2/14/02
                                                        1.20%          114,290    9.071289       1,036,758      -9.29% 2/14/02
                                                        1.25%           53,699    9.067258         486,903      -9.33% 2/14/02
                                                        1.30%           67,278    9.063234         609,756      -9.37% 2/14/02
                                                        1.35%           14,068    9.059205         127,445      -9.41% 2/14/02
                                                        1.40%          324,558    9.055169       2,938,928      -9.45% 2/14/02
                                                        1.45%            7,129    9.051151          64,526      -9.49% 2/14/02
                                                        1.55%           89,433    9.043080         808,750      -9.57% 2/14/02
                                                        1.60%          203,721    9.039050       1,841,444      -9.61% 2/14/02
                                                        1.65%           41,432    9.035026         374,339      -9.65% 2/14/02
                                                        1.70%            2,286    9.030991          20,645      -9.69% 2/14/02
                                                        1.75%              986    9.026954           8,901      -9.73% 2/14/02
                                                        1.80%           14,200    9.022930         128,126      -9.77% 2/14/02
                                                        1.85%           11,959    9.018901         107,857      -9.81% 2/14/02
                                                        1.95%              951    9.010832           8,569      -9.89% 2/14/02
                                                        2.10%              638    8.998742           5,741     -10.01% 2/14/02
                                                        0.95% EV***     98,576    9.019191         889,076      -9.47% 2/14/02
                                                        1.00% EV***     17,399    9.014932         156,851      -9.51% 2/14/02
                                                        1.10% EV***     89,167    9.006429         803,076      -9.59% 2/14/02
                                                        1.15% EV***     77,790    9.002175         700,279      -9.63% 2/14/02
                                                        1.20% EV***      6,869    8.997918          61,807      -9.67% 2/14/02
                                                        1.25% EV***      5,106    8.993661          45,922      -9.71% 2/14/02
                                                        1.30% EV***      9,261    8.989407          83,251      -9.75% 2/14/02
                                                        1.35% EV***     13,909    8.985154         124,975      -9.79% 2/14/02
                                                        1.40% EV***     17,762    8.980896         159,519      -9.83% 2/14/02
                                                        1.50% EV***     13,484    8.972386         120,984      -9.91% 2/14/02
                                                        1.55% EV***     10,533    8.968140          94,461      -9.95% 2/14/02
                                                        1.60% EV***         24    8.963872             215      -9.99% 2/14/02
                                                        1.70% EV***      1,779    8.955354          15,932     -10.07% 2/14/02
                                                        1.80% EV***     25,817    8.946849         230,981     -10.15% 2/14/02
     Gartmore GVIT ID Moderately Aggressive Fund
        2002 .......................................    0.95%          268,546    8.658836       2,325,296     -13.41% 2/14/02
                                                        1.10%          178,453    8.647323       1,543,141     -13.53% 2/14/02
                                                        1.15%           65,244    8.643487         563,936     -13.57% 2/14/02
                                                        1.20%           11,041    8.639648          95,390     -13.60% 2/14/02
                                                        1.25%           37,784    8.635804         326,295     -13.64% 2/14/02
                                                        1.30%            2,959    8.631966          25,542     -13.68% 2/14/02
                                                        1.35%            2,081    8.628136          17,955     -13.72% 2/14/02
                                                        1.40%          107,155    8.624287         924,135     -13.76% 2/14/02
                                                        1.45%           15,017    8.620457         129,453     -13.80% 2/14/02
                                                        1.50%            1,228    8.616611          10,581     -13.83% 2/14/02
                                                        1.55%          112,608    8.612781         969,868     -13.87% 2/14/02
                                                        1.60%          105,295    8.608934         906,478     -13.91% 2/14/02
                                                        1.65%                4    8.605087              34     -13.95% 2/14/02
                                                        1.70%            5,055    8.601254          43,479     -13.99% 2/14/02
                                                        1.85%            1,673    8.589729          14,371     -14.10% 2/14/02
                                                        2.10%              705    8.570525           6,042     -14.29% 2/14/02

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        0.95% EV***     17,336    8.571613         148,597     -13.78% 2/14/02
                                                        1.10% EV***      8,647    8.559483          74,014     -13.90% 2/14/02
                                                        1.20% EV***      7,888    8.551388          67,453     -13.97% 2/14/02
                                                        1.25% EV***     10,217    8.547343          87,328     -14.01% 2/14/02
                                                        1.35% EV***        341    8.539249           2,912     -14.09% 2/14/02
                                                        1.55% EV***      2,834    8.523067          24,154     -14.24% 2/14/02
                                                        1.60% EV***      7,499    8.519021          63,884     -14.28% 2/14/02
                                                        1.65% EV***      1,562    8.514975          13,300     -14.32% 2/14/02
                                                        1.70% EV***      2,158    8.510923          18,367     -14.36% 2/14/02
                                                        1.80% EV***        825    8.502826           7,015     -14.43% 2/14/02
     Gartmore GVIT ID Moderately Conservative Fund
        2002 .......................................    0.95%          151,806    9.571633       1,453,031      -4.28% 2/14/02
                                                        1.00%          155,341    9.567393       1,486,208      -4.33% 2/14/02
                                                        1.05%            7,545    9.563157          72,154      -4.37% 2/14/02
                                                        1.10%          274,193    9.558911       2,620,986      -4.41% 2/14/02
                                                        1.15%           63,968    9.554684         611,194      -4.45% 2/14/02
                                                        1.20%           17,948    9.550437         171,411      -4.50% 2/14/02
                                                        1.25%           55,843    9.546204         533,089      -4.54% 2/14/02
                                                        1.30%           36,789    9.541955         351,039      -4.58% 2/14/02
                                                        1.35%           12,545    9.537718         119,651      -4.62% 2/14/02
                                                        1.40%          103,769    9.533471         989,279      -4.67% 2/14/02
                                                        1.45%           48,877    9.529226         465,760      -4.71% 2/14/02
                                                        1.50%           19,298    9.524994         183,813      -4.75% 2/14/02
                                                        1.55%           21,078    9.520757         200,679      -4.79% 2/14/02
                                                        1.60%           38,044    9.516511         362,046      -4.83% 2/14/02
                                                        1.65%            4,998    9.512275          47,542      -4.88% 2/14/02
                                                        1.75%              898    9.503787           8,534      -4.96% 2/14/02
                                                        0.95% EV***    108,761    9.515918       1,034,961      -4.67% 2/14/02
                                                        1.00% EV***     48,439    9.511425         460,724      -4.71% 2/14/02
                                                        1.10% EV***    142,956    9.502455       1,358,433      -4.80% 2/14/02
                                                        1.15% EV***      6,914    9.497966          65,669      -4.84% 2/14/02
                                                        1.20% EV***     21,645    9.493482         205,486      -4.88% 2/14/02
                                                        1.25% EV***      1,831    9.489000          17,374      -4.93% 2/14/02
                                                        1.30% EV***        786    9.484502           7,455      -4.97% 2/14/02
                                                        1.40% EV***      1,581    9.475531          14,981      -5.05% 2/14/02
                                                        1.85% EV***         23    9.435135             217      -5.43% 2/14/02
     Gartmore GVIT Money Market Fund - Class I
        2002 .......................................    0.95%          305,958   10.021958       3,066,298       0.22% 1/31/02
                                                        1.00%          236,688   10.017328       2,370,981       0.17% 1/31/02
                                                        1.05%           51,763   10.012697         518,287       0.13% 1/31/02
                                                        1.10%          195,160   10.008068       1,953,175       0.08% 1/31/02
                                                        1.15%           10,667   10.003439         106,707       0.03% 1/31/02
                                                        1.20%            7,667    9.998808          76,661      -0.01% 1/31/02
                                                        1.25%           11,597    9.994178         115,902      -0.06% 1/31/02
                                                        1.30%           20,948    9.989547         209,261      -0.10% 1/31/02
                                                        1.35%            3,400    9.984915          33,949      -0.15% 1/31/02
                                                        1.40%           45,294    9.980284         452,047      -0.20% 1/31/02
                                                        1.45%               27    9.975654             269      -0.24% 1/31/02
                                                        1.55%           11,335    9.966390         112,969      -0.34% 1/31/02
                                                        1.60%            2,992    9.961759          29,806      -0.38% 1/31/02
                                                        1.65%            1,348    9.957125          13,422      -0.43% 1/31/02
                                                        1.75%            1,234    9.947862          12,276      -0.52% 1/31/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.80%                 60     9.943231            597        -0.57% 1/31/02
                                                        1.85%                121     9.938597          1,203        -0.61% 1/31/02
                                                        0.95% EV***    1,866,627    10.195746     19,031,655        -0.19% 1/31/02
                                                        1.00% EV***       25,102    10.185393        255,674        -0.24% 1/31/02
                                                        1.05% EV***       10,499    10.175047        106,828        -0.28% 1/31/02
                                                        1.10% EV***      127,982    10.164699      1,300,899        -0.33% 1/31/02
                                                        1.15% EV***      110,831    10.154359      1,125,418        -0.37% 1/31/02
                                                        1.20% EV***        9,948    10.144025        100,913        -0.42% 1/31/02
                                                        1.25% EV***       33,912    10.133697        343,654        -0.47% 1/31/02
                                                        1.30% EV***       84,615    10.123373        856,589        -0.51% 1/31/02
                                                        1.35% EV***        5,864    10.113057         59,303        -0.56% 1/31/02
                                                        1.40% EV***       25,037    10.102743        252,942        -0.61% 1/31/02
                                                        1.50% EV***        2,584    10.082133         26,052        -0.70% 1/31/02
                                                        1.65% EV***          697    10.051262          7,006        -0.84% 1/31/02
                                                        1.85% EV***        1,849    10.010167         18,509        -1.02% 1/31/02

     Gartmore GVIT Small Cap Growth Fund - Class II
        2002 .......................................    0.95%             42,458     7.174725        304,624       -28.25% 2/14/02
                                                        1.00%             40,590     7.171542        291,093       -28.28% 2/14/02
                                                        1.05%              2,492     7.168359         17,864       -28.32% 2/14/02
                                                        1.10%             12,239     7.165180         87,695       -28.35% 2/14/02
                                                        1.15%              9,023     7.161990         64,623       -28.38% 2/14/02
                                                        1.20%                730     7.158810          5,226       -28.41% 2/14/02
                                                        1.25%              3,783     7.155633         27,070       -28.44% 2/14/02
                                                        1.30%              1,349     7.152435          9,649       -28.48% 2/14/02
                                                        1.35%                436     7.149258          3,117       -28.51% 2/14/02
                                                        1.40%             17,220     7.146069        123,055       -28.54% 2/14/02
                                                        1.45%                 19     7.142888            136       -28.57% 2/14/02
                                                        1.55%                676     7.136522          4,824       -28.63% 2/14/02
                                                        1.60%              2,228     7.133330         15,893       -28.67% 2/14/02
                                                        1.65%                274     7.130149          1,954       -28.70% 2/14/02
                                                        1.70%                517     7.126957          3,685       -28.73% 2/14/02
                                                        1.85%                 95     7.117400            676       -28.83% 2/14/02
                                                        0.95% EV***        9,581     7.140114         68,409       -28.60% 2/14/02
                                                        1.10% EV***       18,853     7.130589        134,433       -28.69% 2/14/02
                                                        1.15% EV***          777     7.127410          5,538       -28.73% 2/14/02
                                                        1.20% EV***          494     7.124230          3,519       -28.76% 2/14/02
                                                        1.25% EV***        1,834     7.121061         13,060       -28.79% 2/14/02
                                                        1.35% EV***        1,202     7.114702          8,552       -28.85% 2/14/02
                                                        1.55% EV***          288     7.101992          2,045       -28.98% 2/14/02
                                                        1.85% EV***           22     7.082918            156       -29.17% 2/14/02
                                                        2.00% EV***           64     7.073379            453       -29.27% 2/14/02

     Gartmore GVIT Small Cap Value Fund - Class I
        2002 .......................................    1.10%                731     7.674273          5,610       -23.26% 6/3/02
                                                        1.20%                164     7.669773          1,258       -23.30% 6/3/02
                                                        0.95% EV***          179     6.868744          1,230       -23.44% 6/3/02

     Gartmore GVIT Small Cap Value Fund - Class II
        2002 .......................................    0.95%             26,801     7.133182        191,176       -28.67% 5/1/02
                                                        1.00%             29,272     7.130771        208,732       -28.69% 5/1/02
                                                        1.05%             10,004     7.128347         71,312       -28.72% 5/1/02
                                                        1.10%              5,721     7.125937         40,767       -28.74% 5/1/02

                                                         Contract                     Unit         Contract       Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                        1.15%                592    7.123520          4,217        -28.76% 5/1/02
                                                        1.20%              1,662    7.121106         11,835        -28.79% 5/1/02
                                                        1.25%              2,526    7.118692         17,982        -28.81% 5/1/02
                                                        1.30%              2,273    7.116277         16,175        -28.84% 5/1/02
                                                        1.35%                271    7.113856          1,928        -28.86% 5/1/02
                                                        1.40%              9,654    7.111435         68,654        -28.89% 5/1/02
                                                        1.45%                 19    7.109016            135        -28.91% 5/1/02
                                                        1.50%              2,507    7.106598         17,816        -28.93% 5/1/02
                                                        1.55%                731    7.104185          5,193        -28.96% 5/1/02
                                                        1.60%              2,592    7.101763         18,408        -28.98% 5/1/02
                                                        1.65%                559    7.099346          3,969        -29.01% 5/1/02
                                                        1.70%                543    7.096924          3,854        -29.03% 5/1/02
                                                        1.80%                 77    7.092082            546        -29.08% 5/1/02
                                                        1.85%                 85    7.089658            603        -29.10% 5/1/02
                                                        0.95% EV***        3,500    7.104612         24,866        -28.95% 5/1/02
                                                        1.10% EV***        4,199    7.097390         29,802        -29.03% 5/1/02
                                                        1.15% EV***        2,613    7.094968         18,539        -29.05% 5/1/02
                                                        1.20% EV***          963    7.092566          6,830        -29.07% 5/1/02
                                                        1.30% EV***        1,806    7.087734         12,800        -29.12% 5/1/02
                                                        1.35% EV***          319    7.085321          2,260        -29.15% 5/1/02
                                                        1.55% EV***          300    7.075672          2,123        -29.24% 5/1/02
                                                        1.70% EV***        2,619    7.068424         18,512        -29.32% 5/1/02

     Gartmore GVIT Small Company Fund - Class I
        2002 .......................................    0.95%                  5    8.234836             41        -17.65% 6/3/02
                                                        1.10%              4,584    8.227611         37,715        -17.72% 6/3/02
                                                        1.35%                 82    8.215557            674        -17.84% 6/3/02

     Gartmore GVIT Small Company Fund - Class II
        2002 .......................................    0.95%             43,708    8.450477        369,353        -15.50% 2/14/02
                                                        1.00%             18,653    8.446731        157,557        -15.53% 2/14/02
                                                        1.05%              4,096    8.442986         34,582        -15.57% 2/14/02
                                                        1.10%             19,530    8.439245        164,818        -15.61% 2/14/02
                                                        1.15%              2,687    8.435498         22,666        -15.65% 2/14/02
                                                        1.20%              1,076    8.431747          9,073        -15.68% 2/14/02
                                                        1.25%                487    8.428002          4,104        -15.72% 2/14/02
                                                        1.30%                117    8.424256            986        -15.76% 2/14/02
                                                        1.35%                  1    8.420509              8        -15.79% 2/14/02
                                                        1.40%             13,549    8.416755        114,039        -15.83% 2/14/02
                                                        1.45%                485    8.413012          4,080        -15.87% 2/14/02
                                                        1.55%              1,202    8.405511         10,103        -15.94% 2/14/02
                                                        1.60%                573    8.401765          4,814        -15.98% 2/14/02
                                                        1.70%                 41    8.394271            344        -16.06% 2/14/02
                                                        1.75%                318    8.390518          2,668        -16.09% 2/14/02
                                                        1.85%                  9    8.383023             75        -16.17% 2/14/02
                                                        1.95%                743    8.375519          6,223        -16.24% 2/14/02
                                                        2.00%              1,195    8.371767         10,004        -16.28% 2/14/02
                                                        0.95% EV***        3,520    8.414425         29,619        -15.86% 2/14/02
                                                        1.00% EV***        5,887    8.410678         49,514        -15.89% 2/14/02
                                                        1.10% EV***       11,100    8.403199         93,276        -15.97% 2/14/02
                                                        1.15% EV***        1,769    8.399465         14,859        -16.01% 2/14/02
                                                        1.20% EV***          616    8.395722          5,172        -16.04% 2/14/02
                                                        1.25% EV***          460    8.391990          3,860        -16.08% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                  Unit         Contract       Total
                                                       Expense Rate*   Units    Fair Value   Owners' Equity   Return**
                                                       -------------   ------   ----------   --------------   --------
                                                        1.30% EV***       252    8.388254          2,114      -16.12% 2/14/02
                                                        1.35% EV***       483    8.384513          4,050      -16.15% 2/14/02
                                                        1.60% EV***     2,777    8.365811         23,232      -16.34% 2/14/02

     MFS(R) VIT - Investors Growth Series - Service Class
           2002 ....................................    0.95%          30,610    7.509879        229,877      -24.90% 2/14/02
                                                        1.00%           3,542    7.506545         26,588      -24.93% 2/14/02
                                                        1.05%             423    7.503215          3,174      -24.97% 2/14/02
                                                        1.10%          19,506    7.499883        146,293      -25.00% 2/14/02
                                                        1.15%          11,309    7.496555         84,779      -25.03% 2/14/02
                                                        1.20%             331    7.493217          2,480      -25.07% 2/14/02
                                                        1.25%           3,520    7.489890         26,364      -25.10% 2/14/02
                                                        1.30%           3,155    7.486564         23,620      -25.13% 2/14/02
                                                        1.35%             710    7.483218          5,313      -25.17% 2/14/02
                                                        1.40%           7,286    7.479894         54,499      -25.20% 2/14/02
                                                        1.45%             579    7.476564          4,329      -25.23% 2/14/02
                                                        1.50%             157    7.473222          1,173      -25.27% 2/14/02
                                                        1.55%           4,901    7.469892         36,610      -25.30% 2/14/02
                                                        1.60%           2,208    7.466562         16,486      -25.33% 2/14/02
                                                        1.65%              95    7.463225            709      -25.37% 2/14/02
                                                        1.70%           1,669    7.459892         12,451      -25.40% 2/14/02
                                                        1.75%           3,393    7.456558         25,300      -25.43% 2/14/02
                                                        1.95%             654    7.443222          4,868      -25.57% 2/14/02
                                                        2.10%             123    7.433204            914      -25.67% 2/14/02
                                                        0.95% EV***     1,050    7.474955          7,849      -25.25% 2/14/02
                                                        1.10% EV***     8,202    7.464981         61,228      -25.35% 2/14/02
                                                        1.15% EV***       297    7.461651          2,216      -25.38% 2/14/02
                                                        1.20% EV***     3,270    7.458330         24,389      -25.42% 2/14/02
                                                        1.25% EV***       710    7.455002          5,293      -25.45% 2/14/02
                                                        1.30% EV***       568    7.451673          4,233      -25.48% 2/14/02
                                                        1.35% EV***    18,417    7.448343        137,176      -25.52% 2/14/02
                                                        1.40% EV***     5,509    7.445030         41,015      -25.55% 2/14/02
                                                        1.60% EV***       187    7.431717          1,390      -25.68% 2/14/02
                                                        1.70% EV***     2,392    7.425059         17,761      -25.75% 2/14/02
                                                        1.75% EV***     2,335    7.421744         17,330      -25.78% 2/14/02
                                                        1.85% EV***        23    7.415087            171      -25.85% 2/14/02
                                                        2.00% EV***       123    7.405103            911      -25.95% 2/14/02

     MFS(R) VIT - Mid Cap Growth Series - Service Class
           2002 ....................................    0.95%          34,169    6.364703        217,476      -36.35% 2/14/02
                                                        1.00%          15,431    6.361877         98,170      -36.38% 2/14/02
                                                        1.05%           7,147    6.359051         45,448      -36.41% 2/14/02
                                                        1.10%          41,187    6.356232        261,794      -36.44% 2/14/02
                                                        1.15%           7,887    6.353404         50,109      -36.47% 2/14/02
                                                        1.20%           1,646    6.350580         10,453      -36.49% 2/14/02
                                                        1.25%           4,159    6.347752         26,400      -36.52% 2/14/02
                                                        1.30%           5,766    6.344933         36,585      -36.55% 2/14/02
                                                        1.35%           1,486    6.342111          9,424      -36.58% 2/14/02
                                                        1.40%          41,600    6.339279        263,714      -36.61% 2/14/02
                                                        1.45%           3,265    6.336449         20,689      -36.64% 2/14/02
                                                        1.55%           9,422    6.330796         59,649      -36.69% 2/14/02
                                                        1.60%          16,370    6.327967        103,589      -36.72% 2/14/02

                                                         Contract                  Unit         Contract       Total
                                                       Expense Rate*   Units    Fair Value   Owners' Equity   Return**
                                                       -------------   ------   ----------   --------------   --------
                                                        1.65%             277    6.325148          1,752      -36.75% 2/14/02
                                                        1.70%             893    6.322320          5,646      -36.78% 2/14/02
                                                        1.75%             706    6.319492          4,462      -36.81% 2/14/02
                                                        1.80%             314    6.316662          1,983      -36.83% 2/14/02
                                                        1.85%             203    6.313833          1,282      -36.86% 2/14/02
                                                        1.95%           2,260    6.308179         14,256      -36.92% 2/14/02
                                                        2.10%              75    6.299700            472      -37.00% 2/14/02
                                                        0.95% EV***    27,676    6.330599        175,206      -36.69% 2/14/02
                                                        1.00% EV***     9,227    6.327780         58,386      -36.72% 2/14/02
                                                        1.05% EV***       268    6.324958          1,695      -36.75% 2/14/02
                                                        1.10% EV***    24,605    6.322144        155,556      -36.78% 2/14/02
                                                        1.15% EV***        17    6.319327            107      -36.81% 2/14/02
                                                        1.20% EV***     3,394    6.316515         21,438      -36.83% 2/14/02
                                                        1.25% EV***     1,541    6.313690          9,729      -36.86% 2/14/02
                                                        1.30% EV***       411    6.310871          2,594      -36.89% 2/14/02
                                                        1.35% EV***    14,100    6.308042         88,943      -36.92% 2/14/02
                                                        1.40% EV***     6,029    6.305228         38,014      -36.95% 2/14/02
                                                        1.55% EV***       950    6.296777          5,982      -37.03% 2/14/02
                                                        1.60% EV***       145    6.293947            913      -37.06% 2/14/02
                                                        1.70% EV***         0    6.288313              0      -37.12% 2/14/02
                                                        1.75% EV***     1,839    6.285496         11,559      -37.15% 2/14/02
                                                        1.85% EV***        73    6.279853            458      -37.20% 2/14/02
                                                        2.00% EV***        73    6.271386            458      -37.29% 2/14/02
     MFS(R) VIT - New Discovery Series - Service Class
           2002 ....................................    0.95%          23,889    7.238617        172,923      -27.61% 2/14/02
                                                        1.00%           6,070    7.235401         43,919      -27.65% 2/14/02
                                                        1.05%             451    7.232192          3,262      -27.68% 2/14/02
                                                        1.10%          35,201    7.228978        254,467      -27.71% 2/14/02
                                                        1.15%          15,805    7.225774        114,203      -27.74% 2/14/02
                                                        1.20%             917    7.222563          6,623      -27.77% 2/14/02
                                                        1.25%           2,766    7.219350         19,969      -27.81% 2/14/02
                                                        1.30%             264    7.216139          1,905      -27.84% 2/14/02
                                                        1.35%             480    7.212924          3,462      -27.87% 2/14/02
                                                        1.40%          54,239    7.209713        391,048      -27.90% 2/14/02
                                                        1.45%             268    7.206504          1,931      -27.93% 2/14/02
                                                        1.50%             240    7.203289          1,729      -27.97% 2/14/02
                                                        1.55%           8,651    7.200074         62,288      -28.00% 2/14/02
                                                        1.60%             474    7.196858          3,411      -28.03% 2/14/02
                                                        1.65%              34    7.193649            245      -28.06% 2/14/02
                                                        1.70%           2,409    7.190438         17,322      -28.10% 2/14/02
                                                        1.75%           6,928    7.187217         49,793      -28.13% 2/14/02
                                                        1.85%             175    7.180791          1,257      -28.19% 2/14/02
                                                        2.00%             153    7.171146          1,097      -28.29% 2/14/02
                                                        0.95% EV***    13,297    7.204014         95,792      -27.96% 2/14/02
                                                        1.00% EV***     2,013    7.200808         14,495      -27.99% 2/14/02
                                                        1.05% EV***       670    7.197615          4,822      -28.02% 2/14/02
                                                        1.10% EV***     9,600    7.194408         69,066      -28.06% 2/14/02
                                                        1.15% EV***       284    7.191203          2,042      -28.09% 2/14/02
                                                        1.20% EV***       811    7.187998          5,829      -28.12% 2/14/02
                                                        1.30% EV***       335    7.181588          2,406      -28.18% 2/14/02
                                                        1.35% EV***       341    7.178384          2,448      -28.22% 2/14/02
                                                        1.40% EV***     2,417    7.175183         17,342      -28.25% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.60% EV***      1,015     7.162362          7,270     -28.38% 2/14/02
                                                        2.00% EV***         64     7.136693            457     -28.63% 2/14/02
                                                        2.25% EV***        282     7.120663          2,008     -28.79% 2/14/02

     MFS(R) VIT - Value Series - Service Class
        2002 .......................................    0.95%           28,869     8.582392        247,765     -14.18% 2/14/02
                                                        1.00%           18,577     8.578588        159,364     -14.21% 2/14/02
                                                        1.05%            3,381     8.574784         28,991     -14.25% 2/14/02
                                                        1.10%            6,117     8.570977         52,429     -14.29% 2/14/02
                                                        1.15%            8,139     8.567174         69,728     -14.33% 2/14/02
                                                        1.20%            2,473     8.563374         21,177     -14.37% 2/14/02
                                                        1.25%            3,082     8.559559         26,381     -14.40% 2/14/02
                                                        1.30%            4,639     8.555769         39,690     -14.44% 2/14/02
                                                        1.35%              478     8.551956          4,088     -14.48% 2/14/02
                                                        1.40%           17,604     8.548149        150,482     -14.52% 2/14/02
                                                        1.55%              995     8.536736          8,494     -14.63% 2/14/02
                                                        1.60%           13,596     8.532925        116,014     -14.67% 2/14/02
                                                        1.65%              547     8.529120          4,665     -14.71% 2/14/02
                                                        1.70%            4,988     8.525313         42,524     -14.75% 2/14/02
                                                        1.75%            4,952     8.521501         42,198     -14.78% 2/14/02
                                                        1.85%               80     8.513884            681     -14.86% 2/14/02
                                                        1.95%              279     8.506274          2,373     -14.94% 2/14/02
                                                        0.95% EV***     37,132     8.545871        317,325     -14.54% 2/14/02
                                                        1.00% EV***      2,898     8.542076         24,755     -14.58% 2/14/02
                                                        1.10% EV***     20,189     8.534484        172,303     -14.66% 2/14/02
                                                        1.15% EV***     33,811     8.530688        288,431     -14.69% 2/14/02
                                                        1.20% EV***      1,378     8.526894         11,750     -14.73% 2/14/02
                                                        1.25% EV***        702     8.523092          5,983     -14.77% 2/14/02
                                                        1.30% EV***      4,552     8.519298         38,780     -14.81% 2/14/02
                                                        1.35% EV***        696     8.515496          5,927     -14.85% 2/14/02
                                                        1.40% EV***        843     8.511701          7,175     -14.88% 2/14/02
                                                        1.55% EV***        616     8.500314          5,236     -15.00% 2/14/02

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2002 .......................................    0.95%          118,723     7.738304        918,715     -22.62% 2/14/02
                                                        1.00%            4,981     7.734887         38,527     -22.65% 2/14/02
                                                        1.05%              795     7.731447          6,147     -22.69% 2/14/02
                                                        1.10%           66,365     7.728015        512,870     -22.72% 2/14/02
                                                        1.15%           40,292     7.724576        311,239     -22.75% 2/14/02
                                                        1.20%            4,083     7.721155         31,525     -22.79% 2/14/02
                                                        1.25%           11,556     7.717711         89,186     -22.82% 2/14/02
                                                        1.30%           11,495     7.714288         88,676     -22.86% 2/14/02
                                                        1.35%            2,606     7.710849         20,094     -22.89% 2/14/02
                                                        1.40%           52,151     7.707421        401,950     -22.93% 2/14/02
                                                        1.45%              546     7.703983          4,206     -22.96% 2/14/02
                                                        1.50%            2,157     7.700557         16,610     -22.99% 2/14/02
                                                        1.55%            8,838     7.697119         68,027     -23.03% 2/14/02
                                                        1.60%            5,545     7.693679         42,661     -23.06% 2/14/02
                                                        1.65%            1,130     7.690247          8,690     -23.10% 2/14/02
                                                        1.70%              194     7.686814          1,491     -23.13% 2/14/02
                                                        1.80%              340     7.679941          2,611     -23.20% 2/14/02
                                                        1.85%               79     7.676505            606     -23.23% 2/14/02

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.95%            2,482     7.669636         19,036     -23.30% 2/14/02
                                                        0.95% EV***     46,405     7.702577        357,438     -22.97% 2/14/02
                                                        1.00% EV***      2,372     7.699149         18,262     -23.01% 2/14/02
                                                        1.10% EV***     48,493     7.692296        373,023     -23.08% 2/14/02
                                                        1.15% EV***     44,299     7.688873        340,609     -23.11% 2/14/02
                                                        1.20% EV***      3,378     7.685453         25,961     -23.15% 2/14/02
                                                        1.25% EV***        700     7.682028          5,377     -23.18% 2/14/02
                                                        1.30% EV***        290     7.678603          2,227     -23.21% 2/14/02
                                                        1.35% EV***     16,998     7.675173        130,463     -23.25% 2/14/02
                                                        1.40% EV***      9,781     7.671747         75,037     -23.28% 2/14/02
                                                        1.55% EV***        273     7.661466          2,092     -23.39% 2/14/02
                                                        1.60% EV***      4,131     7.658041         31,635     -23.42% 2/14/02
                                                        1.75% EV***      2,316     7.647761         17,712     -23.52% 2/14/02
                                                        2.25% EV***        242     7.613467          1,842     -23.87% 2/14/02

     Oppenheimer Global Securities Fund/VA - Initial Class
        2002 .......................................    0.95%            2,198     7.921861         17,412     -20.78%  6/3/02
                                                        1.10%            3,435     7.914908         27,188     -20.85%  6/3/02

     Oppenheimer Global Securities Fund/VA - Service Class
        2002 .......................................    0.95%           89,452     7.907060        707,302     -20.93% 2/14/02
                                                        1.00%           56,659     7.903559        447,808     -20.96% 2/14/02
                                                        1.05%            4,993     7.900050         39,445     -21.00% 2/14/02
                                                        1.10%           55,171     7.896544        435,660     -21.03% 2/14/02
                                                        1.15%           39,007     7.893044        307,884     -21.07% 2/14/02
                                                        1.20%            3,611     7.889533         28,489     -21.10% 2/14/02
                                                        1.25%           11,742     7.886028         92,598     -21.14% 2/14/02
                                                        1.30%            1,045     7.882520          8,237     -21.17% 2/14/02
                                                        1.35%            1,041     7.879014          8,202     -21.21% 2/14/02
                                                        1.40%           44,951     7.875514        354,012     -21.24% 2/14/02
                                                        1.45%              376     7.872001          2,960     -21.28% 2/14/02
                                                        1.50%            5,007     7.868489         39,398     -21.32% 2/14/02
                                                        1.55%            7,504     7.864982         59,019     -21.35% 2/14/02
                                                        1.60%            5,798     7.861475         45,581     -21.39% 2/14/02
                                                        1.65%              898     7.857962          7,056     -21.42% 2/14/02
                                                        1.70%            3,737     7.854463         29,352     -21.46% 2/14/02
                                                        1.85%               77     7.843936            604     -21.56% 2/14/02
                                                        1.95%            2,851     7.836909         22,343     -21.63% 2/14/02
                                                        2.00%            1,394     7.833401         10,920     -21.67% 2/14/02
                                                        2.10%              288     7.826372          2,254     -21.74% 2/14/02
                                                        0.95% EV***     55,826     7.872095        439,468     -21.28% 2/14/02
                                                        1.00% EV***        649     7.868604          5,107     -21.31% 2/14/02
                                                        1.10% EV***     28,705     7.861604        225,667     -21.38% 2/14/02
                                                        1.15% EV***     17,416     7.858090        136,856     -21.42% 2/14/02
                                                        1.20% EV***      3,824     7.854599         30,036     -21.45% 2/14/02
                                                        1.35% EV***     11,109     7.844108         87,140     -21.56% 2/14/02
                                                        1.40% EV***      7,535     7.840605         59,079     -21.59% 2/14/02
                                                        1.55% EV***        258     7.830108          2,020     -21.70% 2/14/02
                                                        1.60% EV***        118     7.826594            924     -21.73% 2/14/02
                                                        1.75% EV***      1,474     7.816096         11,521     -21.84% 2/14/02
                                                        1.85% EV***         11     7.809095             86     -21.91% 2/14/02
                                                        2.00% EV***         58     7.798584            452     -22.01% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                  Unit          Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Oppenheimer High Income Fund/VA - Initial Class
        2002 .......................................    0.95%            1,203     9.636981         11,593      -3.63%  6/3/02
                                                        1.10%           20,122     9.628545        193,746      -3.71%  6/3/02
                                                        1.25%              242     9.620086          2,328      -3.80%  6/3/02
                                                        1.35%              413     9.614461          3,971      -3.86%  6/3/02

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
        2002 .......................................    0.95%          108,393     8.180309        886,688     -18.20% 2/14/02
                                                        1.00%           12,015     8.176673         98,243     -18.23% 2/14/02
                                                        1.05%            6,701     8.173058         54,768     -18.27% 2/14/02
                                                        1.10%           50,618     8.169430        413,520     -18.31% 2/14/02
                                                        1.15%           40,083     8.165802        327,310     -18.34% 2/14/02
                                                        1.20%            4,720     8.162175         38,525     -18.38% 2/14/02
                                                        1.25%            6,657     8.158547         54,311     -18.41% 2/14/02
                                                        1.30%           12,576     8.154921        102,556     -18.45% 2/14/02
                                                        1.35%              535     8.151281          4,361     -18.49% 2/14/02
                                                        1.40%           48,096     8.147660        391,870     -18.52% 2/14/02
                                                        1.45%            2,491     8.144037         20,287     -18.56% 2/14/02
                                                        1.50%            4,797     8.140404         39,050     -18.60% 2/14/02
                                                        1.55%            9,570     8.136771         77,869     -18.63% 2/14/02
                                                        1.60%           13,867     8.133139        112,782     -18.67% 2/14/02
                                                        1.65%            2,704     8.129514         21,982     -18.70% 2/14/02
                                                        1.70%            2,092     8.125889         16,999     -18.74% 2/14/02
                                                        1.75%              457     8.122256          3,712     -18.78% 2/14/02
                                                        1.80%              189     8.118623          1,534     -18.81% 2/14/02
                                                        1.85%            2,099     8.114997         17,033     -18.85% 2/14/02
                                                        2.10%              418     8.096847          3,384     -19.03% 2/14/02
                                                        0.95% EV***     32,990     8.144604        268,690     -18.55% 2/14/02
                                                        1.00% EV***      9,618     8.140983         78,300     -18.59% 2/14/02
                                                        1.10% EV***     48,470     8.133746        394,243     -18.66% 2/14/02
                                                        1.15% EV***      6,803     8.130120         55,309     -18.70% 2/14/02
                                                        1.20% EV***      1,114     8.126497          9,053     -18.74% 2/14/02
                                                        1.30% EV***      2,854     8.119265         23,172     -18.81% 2/14/02
                                                        1.35% EV***        482     8.115648          3,912     -18.84% 2/14/02
                                                        1.40% EV***     10,780     8.112024         87,448     -18.88% 2/14/02
                                                        1.55% EV***        757     8.101154          6,133     -18.99% 2/14/02
                                                        2.00% EV***        114     8.068561            920     -19.31% 2/14/02

     Oppenheimer Main Street Small Cap Fund/VA - Initial Class
        2002 .......................................    0.95%            2,953     8.363751         24,698     -16.36%  6/3/02
                                                        1.10%            4,415     8.356416         36,894     -16.44%  6/3/02
                                                        1.15%               10     8.353969             84     -16.46%  6/3/02
                                                        1.20%              538     8.351517          4,493     -16.48%  6/3/02

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2002 .......................................    0.95%           88,567    10.524358        932,111       5.24% 2/14/02
                                                        1.00%           47,610    10.519699        500,843       5.20% 2/14/02
                                                        1.05%            7,780    10.515050         81,807       5.15% 2/14/02
                                                        1.10%           45,139    10.510385        474,428       5.10% 2/14/02
                                                        1.15%           19,246    10.505725        202,193       5.06% 2/14/02
                                                        1.20%            2,246    10.501064         23,585       5.01% 2/14/02
                                                        1.25%            3,090    10.496415         32,434       4.96% 2/14/02
                                                        1.30%           16,170    10.491757        169,652       4.92% 2/14/02

                                                          Contract                  Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.35%            1,956    10.487103         20,513       4.87% 2/14/02
                                                        1.40%           38,330    10.482440        401,792       4.82% 2/14/02
                                                        1.45%              430    10.477782          4,505       4.78% 2/14/02
                                                        1.50%            1,599    10.473114         16,747       4.73% 2/14/02
                                                        1.55%            5,181    10.468453         54,237       4.68% 2/14/02
                                                        1.60%           15,994    10.463799        167,358       4.64% 2/14/02
                                                        1.65%              112    10.459140          1,171       4.59% 2/14/02
                                                        1.70%               34    10.454481            355       4.54% 2/14/02
                                                        1.75%              139    10.449811          1,453       4.50% 2/14/02
                                                        1.80%              213    10.445156          2,225       4.45% 2/14/02
                                                        1.85%            1,496    10.440499         15,619       4.40% 2/14/02
                                                        0.95% EV***     45,130    10.483458        473,118       4.83% 2/14/02
                                                        1.00% EV***     10,591    10.478808        110,981       4.79% 2/14/02
                                                        1.05% EV***      2,005    10.474159         21,001       4.74% 2/14/02
                                                        1.10% EV***     30,490    10.469507        319,215       4.70% 2/14/02
                                                        1.15% EV***        715    10.464858          7,482       4.65% 2/14/02
                                                        1.20% EV***        214    10.460207          2,238       4.60% 2/14/02
                                                        1.30% EV***      2,916    10.450922         30,475       4.51% 2/14/02
                                                        1.35% EV***      4,825    10.446259         50,403       4.46% 2/14/02
                                                        1.40% EV***        836    10.441616          8,729       4.42% 2/14/02
                                                        1.85% EV***         11    10.399742            114       4.00% 2/14/02

     Putnam VT International Growth - IB Shares
        2002 .......................................    0.95%              745     8.133021          6,059     -18.67%  6/3/02
                                                        1.10%            9,453     8.125879         76,814     -18.74%  6/3/02
                                                        1.35%              284     8.113976          2,304     -18.86%  6/3/02

     Putnam VT Small Cap Value - IB Shares
        2002 .......................................    0.95%            3,349     7.761822         25,994     -22.38%  6/3/02
                                                        1.10%            8,845     7.755007         68,593     -22.45%  6/3/02
                                                        1.35%              414     7.743645          3,206     -22.56%  6/3/02

     Putnam VT Voyager Fund - IB Shares
        2002 .......................................    0.95%            4,505     8.223033         37,045     -17.77%  6/3/02
                                                        1.10%            9,548     8.215815         78,445     -17.84%  6/3/02
                                                        1.25%              139     8.208604          1,141     -17.91%  6/3/02
                                                        1.35%              189     8.203790          1,551     -17.96%  6/3/02
                                                        1.50%              301     8.196560          2,467     -18.03%  6/3/02

     Van Kampen LIT - Comstock Portfolio - Class II
        2002 .......................................    0.95%          131,011     8.067168      1,056,888     -19.33% 2/14/02
                                                        1.00%           44,213     8.063596        356,516     -19.36% 2/14/02
                                                        1.05%            3,761     8.060018         30,314     -19.40% 2/14/02
                                                        1.10%           53,173     8.056436        428,385     -19.44% 2/14/02
                                                        1.15%           21,482     8.052858        172,991     -19.47% 2/14/02
                                                        1.20%            8,183     8.049282         65,867     -19.51% 2/14/02
                                                        1.25%           27,948     8.045705        224,861     -19.54% 2/14/02
                                                        1.30%           10,224     8.042132         82,223     -19.58% 2/14/02
                                                        1.35%            1,186     8.038554          9,534     -19.61% 2/14/02
                                                        1.40%          121,172     8.034972        973,614     -19.65% 2/14/02
                                                        1.45%            1,029     8.031389          8,264     -19.69% 2/14/02
                                                        1.50%              293     8.027815          2,352     -19.72% 2/14/02
                                                        1.55%           22,729     8.024234        182,383     -19.76% 2/14/02
                                                        1.60%            6,483     8.020657         51,998     -19.79% 2/14/02
                                                        1.65%            6,061     8.017082         48,592     -19.83% 2/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit        Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                        1.70%            7,533     8.013499           60,366   -19.87% 2/14/02
                                                        1.75%           24,841     8.009925          198,975   -19.90% 2/14/02
                                                        1.80%              592     8.006334            4,740   -19.94% 2/14/02
                                                        1.85%              390     8.002755            3,121   -19.97% 2/14/02
                                                        1.95%            1,363     7.995603           10,898   -20.04% 2/14/02
                                                        2.00%              458     7.992007            3,660   -20.08% 2/14/02
                                                        2.10%              662     7.984854            5,286   -20.15% 2/14/02
                                                        0.95% EV***      4,204     8.030529           33,760   -19.69% 2/14/02
                                                        1.00% EV***      8,296     8.026963           66,592   -19.73% 2/14/02
                                                        1.10% EV***      5,167     8.019827           41,438   -19.80% 2/14/02
                                                        1.15% EV***     15,483     8.016260          124,116   -19.84% 2/14/02
                                                        1.20% EV***      4,070     8.012685           32,612   -19.87% 2/14/02
                                                        1.35% EV***     16,617     8.001972          132,969   -19.98% 2/14/02
                                                        1.40% EV***      3,879     7.998401           31,026   -20.02% 2/14/02
                                                        1.60% EV***        181     7.984119            1,445   -20.16% 2/14/02
                                                        1.75% EV***      2,281     7.973402           18,187   -20.27% 2/14/02
                                                        2.00% EV***         60     7.955533              477   -20.44% 2/14/02

     Van Kampen LIT - Emerging Growth Portfolio - Class II
        2002 .......................................    0.95%           28,575     7.005060          200,170   -29.95% 2/14/02
                                                        1.00%            8,184     7.001952           57,304   -29.98% 2/14/02
                                                        1.05%            1,591     6.998845           11,135   -30.01% 2/14/02
                                                        1.10%           28,866     6.995736          201,939   -30.04% 2/14/02
                                                        1.15%            8,240     6.992636           57,619   -30.07% 2/14/02
                                                        1.20%           11,195     6.989521           78,248   -30.10% 2/14/02
                                                        1.25%           10,386     6.986412           72,561   -30.14% 2/14/02
                                                        1.30%            3,268     6.983301           22,821   -30.17% 2/14/02
                                                        1.35%              327     6.980196            2,283   -30.20% 2/14/02
                                                        1.40%           80,665     6.977083          562,806   -30.23% 2/14/02
                                                        1.45%              654     6.973978            4,561   -30.26% 2/14/02
                                                        1.50%              476     6.970863            3,318   -30.29% 2/14/02
                                                        1.55%           11,069     6.967759           77,126   -30.32% 2/14/02
                                                        1.60%            7,872     6.964652           54,826   -30.35% 2/14/02
                                                        1.65%            3,022     6.961535           21,038   -30.38% 2/14/02
                                                        1.70%            7,963     6.958432           55,410   -30.42% 2/14/02
                                                        1.75%           21,224     6.955324          147,620   -30.45% 2/14/02
                                                        1.80%              633     6.952210            4,401   -30.48% 2/14/02
                                                        1.85%               87     6.949106              605   -30.51% 2/14/02
                                                        2.00%              472     6.939769            3,276   -30.60% 2/14/02
                                                        2.10%              236     6.933545            1,636   -30.66% 2/14/02
                                                        0.95% EV***      1,274     6.971614            8,882   -30.28% 2/14/02
                                                        1.10% EV***      1,530     6.962309           10,652   -30.38% 2/14/02
                                                        1.15% EV***      2,396     6.959217           16,674   -30.41% 2/14/02
                                                        1.20% EV***      2,766     6.956114           19,241   -30.44% 2/14/02
                                                        1.25% EV***      2,220     6.953021           15,436   -30.47% 2/14/02
                                                        1.35% EV***     11,550     6.946805           80,236   -30.53% 2/14/02
                                                        1.40% EV***      2,681     6.943707           18,616   -30.56% 2/14/02
                                                        1.55% EV***        275     6.934398            1,907   -30.66% 2/14/02
                                                        1.60% EV***        128     6.931298              887   -30.69% 2/14/02
                                                        1.75% EV***      1,601     6.921985           11,082   -30.78% 2/14/02
                                                        1.85% EV***         77     6.915775              533   -30.84% 2/14/02
                                                        2.00% EV***        127     6.906475              877   -30.94% 2/14/02

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     VISION Group of Funds - Large Cap Growth Fund II
        2002 .......................................    0.95%            7,047     8.303976           58,518   -16.96% 6/3/02
                                                        1.10%           35,937     8.296695          298,158   -17.03% 6/3/02
                                                        1.20%              714     8.291838            5,920   -17.08% 6/3/02
                                                        1.35%              740     8.284542            6,131   -17.15% 6/3/02
                                                        0.95% EV***        228     8.279113            1,888   -17.21% 6/3/02
                                                        1.10% EV***     11,915     8.271829           98,559   -17.28% 6/3/02

     VISION Group of Funds - Large Cap Value Fund II
        2002 .......................................    0.95%            6,086     7.965083           48,475   -20.35% 6/3/02
                                                        1.10%           35,688     7.958092          284,008   -20.42% 6/3/02
                                                        1.20%              267     7.953430            2,124   -20.47% 6/3/02
                                                        1.25%              281     7.951092            2,234   -20.49% 6/3/02
                                                        1.35%            1,546     7.946434           12,285   -20.54% 6/3/02
                                                        0.95% EV***        243     7.940017            1,929   -20.60% 6/3/02
                                                        1.10% EV***     21,405     7.933032          169,807   -20.67% 6/3/02

     VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
        2002 .......................................    0.95%           66,570     9.269485          617,070   -7.31% 6/3/02
                                                        1.10%          422,266     9.261363        3,910,759   -7.39% 6/3/02
                                                        1.15%           43,455     9.258649          402,335   -7.41% 6/3/02
                                                        1.20%            3,237     9.255939           29,961   -7.44% 6/3/02
                                                        1.25%           11,984     9.253228          110,891   -7.47% 6/3/02
                                                        1.30%              552     9.250520            5,106   -7.49% 6/3/02
                                                        1.35%            8,265     9.247814           76,433   -7.52% 6/3/02
                                                        1.40%              999     9.245099            9,236   -7.55% 6/3/02
                                                        1.55%           13,797     9.236951          127,442   -7.63% 6/3/02
                                                        0.95% EV***     70,182     9.243808          648,749   -7.56% 6/3/02
                                                        1.05% EV***      3,492     9.238399           32,260   -7.62% 6/3/02
                                                        1.10% EV***     57,872     9.235689          534,488   -7.64% 6/3/02
                                                        1.15% EV***     12,519     9.232981          115,588   -7.67% 6/3/02
                                                        1.30% EV***        144     9.224865            1,328   -7.75% 6/3/02
                                                                                              --------------

     2002 Reserves for annuity contracts in payout phase: .................................          390,249
                                                                                              --------------
     2002 Contract owners' equity .........................................................   $1,361,352,650
                                                                                              ==============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point charge in addition to the stated contract expense rate.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                                          Contract
                                                          Expense                     Unit
                                                           Rate*        Units      Fair Value
                                                       -------------   -------   --------------
     AIM VIF - Basic Value Fund - Series II Shares
        2002 .......................................   0.95% to 2.25%  800,468   $ 7.77 to 7.89
     AIM VIF - Capital Appreciation Fund - Series II Shares
        2002 .......................................   0.95% to 1.85%   91,797     7.60 to 7.67
     AIM VIF - Capital Development Fund - Series I Shares
        2002 .......................................       1.10%        2,639        7.78
     AIM VIF - International Equity Fund - Series II Shares
        2002 .......................................   0.95% to 1.85%   99,782    8.47 to  8.54
     AIM VIF - Mid Cap Core Equity Fund - Series I Shares
        2002 .......................................   0.95% to 1.35%   18,668    8.58 to  8.60
     AIM VIF - Premier Equity Fund - Series I Shares
        2002 .......................................   0.95% to 1.20%   10,318    8.20 to  8.21
     AIM VIF - Premier Equity Fund - Series II Shares
        2002 .......................................   0.95% to 1.85%  104,098    7.30 to  7.36
     Alliance VPSF - AllianceBernstein International Value Portfolio - Class B
        2002 .......................................   0.95% to 2.00%  189,416    9.31 to  9.43
     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2002 .......................................   0.95% to 2.00%  504,456    8.96 to  9.07
     Alliance VPSF - Growth & Income Portfolio - Class B
        2002 .......................................   0.95% to 2.25%  256,388    7.93 to  8.06
     Alliance VPSF - Premier Growth Portfolio - Class B
        2002 .......................................   0.95% to 1.75%  106,973    7.39 to  7.44
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................................   0.95% to 1.35%   13,134    8.19 to  8.21
     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................................   1.10% to 1.25%    5,844    7.95 to  7.96
     Dreyfus Stock Index Fund - Initial Shares
        2002 .......................................   0.95% to 1.50%   31,338    6.96 to  8.48
     Federated IS - American Leaders Fund  II - Service Shares
        2002 .......................................   0.95% to 2.25%   27,004    7.99 to  8.09

                                                                        Investment
                                                          Contract        Income           Total
                                                       Owners' Equity     Ratio**        Return***
                                                       --------------   ----------   -----------------
     AIM VIF - Basic Value Fund - Series II Shares
        2002 .......................................     $6,302,001        0.00%     -22.33% to -21.06% (a)(b)
     AIM VIF - Capital Appreciation Fund - Series II Shares
        2002 .......................................        701,623        0.00%     -24.03% to -23.27% (a)(b)
     AIM VIF - Capital Development Fund - Series I Shares
        2002 .......................................         20,535        0.00%            -22.18%    (a)(b)
     AIM VIF - International Equity Fund - Series II Shares
        2002 .......................................        849,893        1.25%     -15.34% to -14.64% (a)(b)
     AIM VIF - Mid Cap Core Equity Fund - Series I Shares
        2002 .......................................        160,441        0.00%     -14.20% to -14.00% (a)(b)
     AIM VIF - Premier Equity Fund - Series I Shares
        2002 .......................................         84,658        0.85%     -18.04% to -17.92% (a)(b)
     AIM VIF - Premier Equity Fund - Series II Shares
        2002 .......................................        763,969        0.73%     -27.00% to -26.35% (a)(b)
     Alliance VPSF - AllianceBernstein International Value Portfolio-Class B
        2002 .......................................      1,781,711        0.07%      -6.92% to  -5.67% (a)(b)
     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio-Class B
        2002 .......................................      4,565,109        0.20%     -10.44% to  -9.26% (a)(b)
     Alliance VPSF - Growth & Income Portfolio - Class B
        2002 .......................................      2,062,156        0.42%     -20.65% to -19.36% (a)(b)
     Alliance VPSF - Premier Growth Portfolio - Class B
        2002 .......................................        793,895        0.00%     -26.11% to -25.58% (a)(b)
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................................        107,755        0.29%     -18.08% to -17.89% (a)(b)
     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................................         46,504        0.52%     -20.49% to -20.42% (a)(b)
     Dreyfus Stock Index Fund - Initial Shares
        2002 .......................................        263,921        1.03%     -15.56% to -15.21% (a)(b)
     Federated IS - American Leaders Fund  II - Service Shares
        2002 .......................................        217,899        0.00%     -20.09% to -19.09% (a)(b)

                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income            Total
                                 Rate*          Units       Fair Value     Owners' Equity     Ratio**         Return***
                             --------------   ---------   --------------   --------------   ----------   -----------------
     Federated IS - Capital Appreciation Fund II - Service Shares
        2002 .............   0.95% to 1.75%      33,487    8.11 to  8.17         272,762       0.00%     -18.87% to -18.33% (a) (b)

     Federated IS - Growth Strategies Fund II
        2002 .............   0.95% to 1.35%      14,512    8.12 to  8.14         118,081       0.00%     -18.78% to -18.59% (a) (b)

     Federated IS - High Income Bond Fund II-Service Shares
        2002 .............   0.95% to 1.85%     317,116    9.84 to  9.96       3,151,615       0.26%      -1.58% to  -0.39% (a) (b)

     Federated IS - International Equity Fund II
        2002 .............   0.95% to 1.10%       2,956    7.75 to  7.76          22,912       0.00%     -22.50% to -22.44% (a) (b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2002 .............   0.95% to 1.40%      68,180   10.58 to 11.19         726,707       0.00%       5.71% to   6.06% (a) (b)

     Federated IS - Quality Bond Fund II - Service Shares
        2002 .............   0.95% to 1.85%     317,535   10.63 to 10.71       3,395,118       0.00%       6.29% to   7.14% (a) (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2002 .............   1.30% to 1.50%   3,956,126    9.73 to 11.66      45,514,268       1.88%     -18.19% to -18.03%
        2001 .............   1.30% to 1.50%   4,706,557   11.90 to 14.23      66,148,100       1.65%      -6.39% to  -6.20%
        2000 .............   1.30% to 1.50%   4,407,750   12.71 to 15.17      65,993,923       1.69%       6.80% to   7.02%
        1999 .............   1.30% to 1.50%   5,321,388   11.90 to 14.17      74,615,584       1.40%       4.73% to   4.95%
        1998 .............   1.30% to 1.50%   5,007,235   11.36 to 13.50      67,077,486       1.13%       9.95% to  10.18%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2002 .............   0.95% to 1.50%   3,205,774    7.60 to  9.39      29,863,633       1.78%     -18.33% to -17.79%
        2001 .............   0.95% to 1.50%   3,845,772    9.30 to 11.42      43,655,784       1.63%      -6.52% to  -6.00%
        2000 .............   0.95% to 1.50%   3,865,570    9.95 to 12.15      46,684,613       1.55%       6.69% to  10.72% (b)
        1999 .............   0.95% to 1.45%   3,572,262    9.33 to 11.32      40,383,800       1.00%      -6.74% to   5.25% (a)
        1998 .............   0.95% to 1.05%   1,789,453   10.75 to 10.76      19,246,517       0.00%       7.49% to   7.59% (a) (b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
        2002 .............   0.95% to 2.05%   3,060,579    7.41 to  8.38      24,567,597       1.55%     -19.10% to -17.94%
        2001 .............   0.95% to 2.05%   2,498,838    9.17 to 10.21      24,470,749       0.88%      -7.36% to  -6.13%
        2000 .............   0.95% to 1.80%     716,904    9.96 to 10.87       7,518,035       0.00%       8.06% to   8.74% (a) (b)

     Fidelity(R) VIP - Growth Portfolio - Initial Class
        2002 .............   1.30% to 1.50%   4,940,777    9.13 to 10.69      52,151,808       0.27%     -31.16% to -31.02%
        2001 .............   1.30% to 1.50%   6,886,634   13.26 to 15.50     105,582,045       0.08%     -18.89% to -18.73%
        2000 .............   1.30% to 1.50%   8,772,882   16.35 to 19.07     165,334,903       0.11%     -12.31% to -12.13%
        1999 .............   1.30% to 1.50%   5,918,823   18.65 to 21.70     127,025,604       0.11%      35.38% to  35.65%
        1998 .............   1.30% to 1.50%   3,534,403   13.77 to 16.00      56,063,415       0.33%      37.40% to  37.68%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2002 .............   0.95% to 1.65%   4,896,367    5.99 to  8.95      43,021,685       0.15%     -31.48% to -30.86%
        2001 .............   0.95% to 1.65%   6,382,836    8.72 to 12.95      81,083,471       0.00%     -19.26% to -18.51%
        2000 .............   0.95% to 1.65%   7,210,692   10.78 to 15.89     112,509,474       0.09%     -13.87% to -11.91% (a)
        1999 .............   0.95% to 1.60%   5,140,104   12.33 to 18.04      92,221,506       0.07%      23.31% to  35.98% (a)
        1998 .............   0.95% to 1.05%   1,457,519   13.25 to 13.27      19,330,165       0.00%      32.54% to  32.66% (a) (b)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2002 .............   0.95% to 2.05%   5,078,891    4.62 to  6.01      26,394,901       0.15%     -32.10% to -30.96%
        2001 .............   0.95% to 2.05%   5,230,827    6.77 to  8.76      39,867,391       0.06%     -19.85% to -18.65%
        2000 .............   0.95% to 1.95%   2,836,389    8.42 to 10.84      26,677,487       0.00%     -15.78% to -15.21% (a) (b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                Contract                                                     Investment
                                Expense                         Unit           Contract        Income           Total
                                 Rate*           Units       Fair Value     Owners' Equity     Ratio**        Return***
                             --------------   ----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2002 .............   1.30% to 1.50%    5,320,080    6.88 to  8.15      42,857,955      11.06%       1.89% to   2.10%
        2001 .............   1.30% to 1.50%    6,430,955    6.75 to  7.98      50,812,539      14.87%     -13.06% to -12.89%
        2000 .............   1.30% to 1.50%    8,816,840    7.76 to  9.16      80,112,970       7.92%     -23.63% to -23.48%
        1999 .............   1.30% to 1.50%   12,082,053   10.16 to 11.97     143,694,787       9.51%       6.53% to   6.75%
        1998 .............   1.30% to 1.50%   13,830,084    9.54 to 11.21     154,411,423       7.15%      -5.76% to  -5.57%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2002 .............   0.95% to 1.50%    2,867,219    6.54 to  7.12      19,402,091      11.30%       2.02% to   2.63%
        2001 .............   0.95% to 1.50%    3,557,526    6.41 to  6.97      23,468,385      13.90%     -13.33% to -12.74%
        2000 .............   0.95% to 1.50%    3,992,582    7.38 to  8.03      30,190,276       7.70%     -23.77% to -22.41% (b)
        1999 .............   0.95% to 1.50%    4,070,551    9.69 to  9.87      40,145,881       6.56%      -3.14% to   7.05% (a)
        1998 .............   0.95% to 1.05%    2,131,865    9.21 to  9.22      19,647,225       0.00%      -7.90% to  -7.81% (a) (b)

     Fidelity(R)VIP - High Income Portfolio - Service Class 2
        2002 .............   0.95% to 1.85%    1,469,078    6.33 to  7.18      10,042,551      10.25%       0.93% to   2.32%
        2001 .............   0.95% to 1.85%    1,355,213    6.28 to  7.02       9,074,924       9.49%     -14.03% to -12.77%
        2000 .............   0.95% to 1.65%      551,199    7.36 to  8.05       4,280,997       0.00%     -20.02% to -19.53% (a) (b)

     Fidelity(R) VIP - Money Market Portfolio - Initial Class
        2002 .............   0.95% to 1.75%    7,161,135   10.92 to 12.26      85,645,681       1.71%      -0.28% to   0.73%
        2001 .............   0.95% to 1.75%    9,148,479   10.93 to 12.21     109,227,617       4.01%       2.13% to   3.15%
        2000 .............   0.95% to 1.65%    5,501,161   10.70 to 11.88      64,255,177       5.79%       4.56% to   5.33%
        1999 .............   0.95% to 1.50%    7,052,083   10.27 to 11.32      78,688,252       5.17%       2.66% to   4.17% (a)
        1998 .............   0.95% to 1.50%    5,878,322   10.40 to 10.91      63,266,840       5.11%       3.88% to   4.09%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2002 .............   1.30% to 1.50%    3,295,102    7.50 to  8.87      28,981,568       0.89%     -21.48% to -21.32%
        2001 .............   1.30% to 1.50%    4,434,023    9.55 to 11.27      49,606,349       5.64%     -22.36% to -22.20%
        2000 .............   1.30% to 1.50%    5,540,719   12.30 to 14.49      79,759,887       1.60%     -20.32% to -20.16%
        1999 .............   1.30% to 1.50%    5,705,562   15.44 to 18.15     103,020,700       1.33%      40.49% to  40.77%
        1998 .............   1.30% to 1.50%    6,183,933   10.99 to 12.89      79,447,569       1.87%      11.06% to  11.29%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2002 .............   0.95% to 1.50%    1,459,258    6.34 to  7.36      10,652,687       0.78%     -21.77% to -21.10%
        2001 .............   0.95% to 1.60%    1,789,118    8.05 to  9.33      16,552,660       5.53%     -22.65% to -22.02%
        2000 .............   0.95% to 1.60%    2,059,621   10.40 to 11.96      24,456,825       1.36%     -20.44% to -16.44% (b)
        1999 .............   0.95% to 1.50%    1,375,610   13.08 to 14.94      20,524,133       0.76%      30.76% to  41.11% (a)
        1998 .............   0.95% to 1.05%      554,075   10.58 to 10.59       5,864,005       0.00%       5.77% to   5.87% (a) (b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2
        2002 .............   0.95% to 1.95%    1,167,806    5.03 to  6.34       6,583,033       0.84%     -22.36% to -21.21%
        2001 .............   0.95% to 1.95%    1,274,635    6.45 to  8.09       9,256,296       4.73%     -23.06% to -21.92%
        2000 .............   0.95% to 1.95%      839,810    8.34 to 10.42       7,920,174       0.00%     -16.56% to -16.00% (a) (b)

     Fidelity(R) VIP - Value Portfolio - Service Class
        2002 .............   0.95% to 1.10%       71,212    7.82 to  7.84         558,177       0.12%     -16.70% to -16.57%
        2001 .............   0.95% to 1.10%       66,001    9.37 to  9.40         620,160       0.20%      -6.28% to  -6.01% (a) (b)

     Fidelity(R) VIP - Value Portfolio - Service Class 2
        2002 .............   0.95% to 1.95%      176,457    7.71 to  7.83       1,373,675       0.12%     -17.51% to -16.67%
        2001 .............   0.95% to 1.95%      145,526    9.34 to  9.40       1,364,395       0.20%      -6.57% to  -6.01% (a) (b)


                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income           Total
                                  Rate*         Units       Fair Value     Owners' Equity     Ratio**         Return***
                             --------------   ---------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
        2002 .............   1.30% to 1.50%     871,353   10.17 to 11.74      10,084,620       4.11%     -10.10% to  -9.92%
        2001 .............   1.30% to 1.50%   1,032,325   11.32 to 13.03      13,288,122       4.42%      -5.54% to  -5.34%
        2000 .............   1.30% to 1.50%   1,247,384   11.98 to 13.77      16,988,959       3.43%      -5.36% to  -5.17%
        1999 .............   1.30% to 1.50%   1,371,570   12.66 to 14.52      19,726,587       2.96%       9.43% to   9.65%
        1998 .............   1.30% to 1.50%   1,147,136   11.57 to 13.24      15,092,047       2.79%      13.33% to  13.56%

     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class
        2002 .............   0.95% to 1.50%     761,504    8.46 to  9.93       7,520,585       4.17%     -10.22% to  -9.72%
        2001 .............   0.95% to 1.50%     962,708    9.42 to 11.00      10,538,664       4.21%      -5.69% to  -5.16%
        2000 .............   0.95% to 1.50%   1,022,687    9.99 to 11.60      11,809,571       3.12%      -5.49% to  -3.21% (b)
        1999 .............   0.95% to 1.25%     926,710   10.59 to 12.20      11,290,213       1.80%       5.89% to   9.96% (a)
        1998 .............   0.95% to 1.05%     335,134   11.09 to 11.10       3,718,590       0.00%      10.89% to  10.99% (a)(b)

     Fidelity(R) VIP II - Asset Manager Portfolio - Service Class 2
        2002 .............   0.95% to 2.05%     584,811    7.86 to  8.45       4,820,661       4.15%     -10.89% to  -9.89%
        2001 .............   0.95% to 2.05%     718,290    8.82 to  9.42       6,588,726       3.01%      -6.36% to  -5.30%
        2000 .............   0.95% to 1.50%     322,819    9.45 to 10.00       3,141,410       0.00%      -5.79% to  -5.16% (a)(b)

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Initial Class
        2002 .............   1.30% to 1.50%     607,643    8.81 to 10.39       6,237,888       3.09%     -16.79% to -16.63%
        2001 .............   1.30% to 1.50%     805,715   10.59 to 12.46       9,931,127       3.07%      -8.79% to  -8.60%
        2000 .............   1.30% to 1.50%     951,332   11.61 to 13.63      12,850,645       2.16%     -13.78% to -13.60%
        1999 .............   1.30% to 1.50%   1,005,749   13.46 to 15.78      15,748,524       2.28%      13.53% to  13.76%
        1998 .............   1.30% to 1.50%     960,123   11.86 to 13.87      13,224,069       1.70%      15.81% to  16.04%

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class
        2002 .............   0.95% to 1.50%     511,396    7.06 to  8.53       4,338,581       2.88%     -16.98% to -16.34%
        2001 .............   0.95% to 1.50%     642,356    8.48 to 10.20       6,517,623       2.96%      -9.12% to  -8.39%
        2000 .............   0.95% to 1.50%     780,807    9.31 to 11.14       8,656,675       2.02%     -13.90% to -11.35% (b)
        1999 .............   0.95% to 1.40%     626,500   10.82 to 12.86       8,038,315       1.30%       8.25% to  14.04% (a)
        1998 .............   0.95% to 1.05%     221,586   11.27 to 11.28       2,498,347       0.00%      12.69% to  12.79% (a)(b)

     Fidelity(R) VIP II - Asset Manager: Growth Portfolio - Service Class 2

        2002 .............   0.95% to 1.85%     463,222    6.49 to  7.05       3,184,600       2.75%     -17.56% to -16.63%
        2001 .............   0.95% to 1.85%     557,576    7.86 to  8.49       4,615,931       2.40%      -9.54% to  -8.48%
        2000 .............   0.95% to 1.50%     332,937    8.69 to  9.33       3,012,889       0.00%     -13.26% to -12.83% (a)(b)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
        2002 .............   1.30% to 1.50%   4,767,339   11.07 to 13.20      62,231,480       0.93%     -10.71% to -10.53%
        2001 .............   1.30% to 1.50%   6,221,749   12.40 to 14.75      90,878,389       0.83%     -13.57% to -13.39%
        2000 .............   1.30% to 1.50%   7,644,417   14.34 to 17.03     128,941,241       0.36%      -8.02% to  -7.83%
        1999 .............   1.30% to 1.50%   6,829,276   15.59 to 18.48     125,225,537       0.41%      22.39% to  22.64%
        1998 .............   1.30% to 1.50%   5,654,848   12.74 to 15.07      84,720,210       0.55%      28.03% to  28.29%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2002 .............   0.95% to 1.85%   3,563,729    7.89 to 11.10      38,984,835       0.79%     -11.10% to -10.29%
        2001 .............   0.95% to 1.85%   4,223,233    8.87 to 12.37      51,409,430       0.71%     -13.99% to -13.20%
        2000 .............   0.95% to 1.85%   4,732,884   10.32 to 14.25      66,411,989       0.34%      -8.43% to  -7.60%
        1999 .............   0.95% to 1.85%   3,671,712   11.27 to 15.42      56,270,546       0.23%      12.67% to  22.97% (a)
        1998 .............   0.95% to 1.05%   1,182,941   12.53 to 12.54      14,829,049       0.00%      25.28% to  25.39% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                Contract                                                     Investment
                                Expense                         Unit           Contract        Income          Total
                                 Rate*           Units       Fair Value     Owners' Equity    Ratio**        Return***
                             --------------   ----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
        2002 .............   0.95% to 2.25%    2,721,894    6.96 to  7.97      20,351,677       0.73%     -12.07% to -10.46%
        2001 .............   0.95% to 1.95%    2,520,595    7.89 to  8.94      21,192,128       0.61%     -14.39% to -13.31%
        2000 .............   0.95% to 1.95%    1,456,068    9.19 to 10.37      14,198,053       0.00%      -8.10% to  -7.48% (a)(b)

     Fidelity(R) VIP II - Index 500 Portfolio - Initial Class
        2002 .............   0.95% to 2.05%    9,224,993    6.27 to 11.23      87,694,970       1.46%     -23.95% to -22.99%
        2001 .............   0.95% to 2.05%   12,613,054    8.24 to 14.63     156,372,138       1.16%     -14.03% to -12.94%
        2000 .............   0.95% to 1.85%   12,597,944    9.60 to 16.87     183,656,601       1.02%     -10.97% to  -8.77% (b)
        1999 .............   0.95% to 1.85%   10,298,457   10.78 to 18.84     169,927,163       0.65%       7.84% to  19.37%
        1998 .............   0.95% to 1.50%    5,042,570   12.19 to 15.84      75,161,986       0.71%      21.93% to  26.66%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Initial Class
        2002 .............   0.95% to 1.85%    7,974,078   12.17 to 14.54     110,984,969       3.72%       8.23% to   9.29%
        2001 .............   0.95% to 1.85%    7,585,546   11.24 to 13.35      96,862,508       4.69%       6.39% to   7.43%
        2000 .............   0.95% to 1.50%    5,949,869   10.59 to 12.47      71,344,582       6.46%       9.56% to  10.69% (b)
        1999 .............   0.95% to 1.50%    6,002,359    9.80 to 11.36      66,064,225       3.71%      -2.53% to  -1.86% (b)
        1998 .............   0.95% to 1.50%    4,742,601   10.68 to 11.63      54,052,168       3.38%       6.81% to   7.43% (a)

     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class
        2002 .............   0.95% to 1.00%       24,455    6.64 to  6.71         163,905       0.00%     -27.45% to -27.04%
        2001 .............   0.95% to 1.60%       34,552    9.09 to  9.19         316,794       0.24%      -9.14% to  -8.10% (a)(b)

     Fidelity(R) VIP III - Aggressive Growth Portfolio - Service Class 2
        2002 .............   0.95% to 1.95%      206,142    6.48 to  6.64       1,357,901       0.00%     -28.24% to -27.32%
        2001 .............   0.95% to 1.95%      148,920    9.03 to  9.13       1,354,945       0.01%      -9.73% to  -8.66% (a)(b)

     Fidelity(R) VIP III - Balanced Portfolio - Initial Class
        2002 .............   1.30% to 1.50%    4,262,434   10.07 to 14.58      61,479,112       3.31%     -10.09% to  -9.91%
        2001 .............   1.30% to 1.50%    5,526,702   11.20 to 16.18      88,567,556       3.91%      -3.06% to  -2.86%
        2000 .............   1.30% to 1.50%    6,578,862   11.56 to 16.66     108,586,163       3.38%      -5.73% to  -5.54%
        1999 .............   1.30% to 1.50%    8,763,242   12.26 to 17.64     153,189,833       2.38%       2.98% to   3.19%
        1998 .............   1.30% to 1.50%    9,752,782   11.90 to 17.09     165,677,490       2.30%      15.88% to  16.11%

     Fidelity(R) VIP III - Balanced Portfolio - Service Class
        2002 .............   0.95% to 1.50%    1,814,362    7.99 to  9.77      17,626,815       3.16%     -10.33% to  -9.62%
        2001 .............   0.95% to 1.50%    2,135,354    8.89 to 10.81      22,968,602       3.61%      -3.21% to  -2.66%
        2000 .............   0.95% to 1.50%    2,312,256    9.18 to 11.11      25,544,792       3.02%      -5.81% to  -3.64% (b)
        1999 .............   0.95% to 1.45%    2,274,719    9.75 to 11.73      26,616,727       1.44%      -2.49% to   3.44% (a)
        1998 .............   0.95% to 1.05%      842,207   11.33 to 11.34       9,548,789       0.00%      13.31% to  13.41% (a)(b)

     Fidelity(R) VIP III - Balanced Portfolio - Service Class 2
        2002 .............   0.95% to 1.95%    1,143,308    7.79 to  8.42       9,326,361       3.07%     -10.87% to  -9.80%
        2001 .............   0.95% to 1.95%    1,239,800    8.76 to  9.34      11,239,345       2.30%      -3.87% to  -2.81%
        2000 .............   0.95% to 1.80%      465,235    9.13 to  9.61       4,365,642       0.00%      -4.52% to  -3.91% (a)(b)

     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class
        2002 .............   0.95% to 1.40%      113,186    5.46 to  5.67         641,374       0.16%      -8.63% to  -8.11%
        2001 .............   0.95% to 1.40%      125,342    5.97 to  6.17         772,763       0.10%     -29.81% to -29.29%
        2000 .............   0.95% to 1.00%       62,831    8.51 to  8.73         547,667       0.00%     -12.82% to -12.70% (a) (b)

                                 Contract                                                     Investment
                                  Expense                        Unit           Contract        Income           Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                              --------------   ----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP III - Dynamic Capital Appreciation Fund - Service Class 2
        2002 ..............   0.95% to 1.85%      519,737    5.36 to  5.65       2,870,056       0.18%      -9.55% to  -8.43%
        2001 ..............   0.95% to 1.85%      468,870    5.92 to  6.17       2,838,644       0.10%     -30.28% to -29.29%
        2000 ..............   0.95% to 1.50%      140,556    8.50 to  8.73       1,201,150       0.00%     -14.99% to -12.70% (a)(b)

     Fidelity(R) VIP III - Growth & Income Portfolio - Initial Class
        2002 ..............   1.30% to 1.50%    2,571,965   10.01 to 12.01      30,530,496       1.47%     -17.87% to -17.70%
        2001 ..............   1.30% to 1.50%    3,350,144   12.19 to 14.60      48,279,112       1.39%     -10.12% to  -9.94%
        2000 ..............   1.30% to 1.50%    3,868,257   13.56 to 16.21      61,968,226       1.18%      -5.05% to  -4.86%
        1999 ..............   1.30% to 1.50%    4,343,583   14.28 to 17.04      73,273,279       0.57%       7.53% to   7.75%
        1998 ..............   1.30% to 1.50%    3,653,989   13.28 to 15.81      57,354,938       0.00%      27.65% to  27.91%

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class
        2002 ..............   0.95% to 1.50%    3,561,810    7.01 to  9.51      33,518,982       1.37%     -18.16% to -17.48%
        2001 ..............   0.95% to 1.50%    4,431,368    8.55 to 11.53      50,445,917       1.31%     -10.23% to  -9.72%
        2000 ..............   0.95% to 1.50%    5,015,994    9.52 to 12.77      63,285,340       1.11%      -5.13% to  -2.69% (b)
        1999 ..............   0.95% to 1.50%    4,429,385   10.03 to 13.39      59,046,397       0.34%       0.34% to   8.03% (a)
        1998 ..............   0.95% to 1.05%    1,481,995   12.38 to 12.39      18,359,783       0.00%      23.81% to  23.92% (a)(b)

     Fidelity(R) VIP III - Growth & Income Portfolio - Service Class 2
        2002 ..............   0.95% to 2.00%    2,031,206    6.74 to  7.29      14,463,378       1.39%     -18.93% to  17.64%
        2001 ..............   0.95% to 1.80%    2,085,900    8.36 to  8.86      18,097,561       1.09%     -11.11% to  -9.88%
        2000 ..............   0.95% to 1.55%    1,190,512    9.44 to  9.83      11,496,342       0.00%      -2.41% to  -1.73% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
        2002 ..............   1.30% to 1.50%   11,062,424    6.94 to 13.22     143,427,725       1.16%     -23.02% to -22.86%
        2001 ..............   1.30% to 1.50%   15,292,145    9.02 to 17.14     257,389,800       0.40%     -15.71% to -15.54%
        2000 ..............   1.30% to 1.50%   20,319,673   10.70 to 20.30     405,641,733       1.45%     -18.31% to -18.14%
        1999 ..............   1.30% to 1.50%   28,962,630   13.10 to 24.79     707,577,101       1.04%       2.71% to   2.92%
        1998 ..............   1.30% to 1.50%   32,522,416   12.75 to 24.09     775,453,637       0.98%      22.75% to  23.00%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2002 ..............   0.95% to 1.50%    5,326,989    5.23 to  6.62      34,909,704       0.98%     -23.31% to -22.66%
        2001 ..............   0.95% to 1.50%    6,880,064    6.79 to  8.56      58,328,051       0.26%     -16.01% to -15.26%
        2000 ..............   0.95% to 1.50%    8,553,468    8.06 to 10.10      85,665,568       1.31%     -18.41% to -15.47% (b)
        1999 ..............   0.95% to 1.50%    8,482,052    9.88 to 12.32     104,212,302       0.64%      -1.17% to   3.19% (a)
        1998 ..............   0.95% to 1.05%    3,858,362   11.93 to 11.94      46,040,394       0.00%      19.25% to  19.36% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class 2
        2002 ..............   0.95% to 1.80%    1,328,408    5.07 to  5.56       7,176,456       0.90%     -23.83% to -22.75%
        2001 ..............   0.95% to 1.80%    1,663,455    6.66 to  7.19      11,651,717       0.34%     -16.69% to -15.46%
        2000 ..............   0.95% to 1.95%    1,140,517    8.07 to  8.51       9,499,059       0.00%     -15.49% to -14.92% (a)(b)

     Fidelity(R) VIP III - Mid Cap Portfolio - Initial Class
        2002 ..............       1.30%           155,616       16.39            2,550,019       1.00%          -11.00%
        2001 ..............       1.30%           157,589       18.41            2,901,358       0.00%           -4.48%
        2000 ..............       1.30%           155,784       19.27            3,002,511       0.72%           31.98%
        1999 ..............       1.30%            18,466       14.60              269,661       0.00%           46.03%       (a)(b)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class
        2002 ..............   0.95% to 1.50%    1,047,270   14.96 to 16.55      17,266,663       0.95%     -11.43% to -10.75%
        2001 ..............   0.95% to 1.60%    1,331,713   16.86 to 18.54      24,618,561       0.00%      -5.35% to  -4.29%
        2000 ..............   0.95% to 1.50%    1,451,675   17.71 to 19.37      28,051,236       0.60%      19.84% to  32.27% (a)
        1999 ..............   0.95% to 1.50%      293,080   13.47 to 14.64       4,287,942       0.00%      34.66% to  46.44% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                 Contract                                                     Investment
                                  Expense                        Unit           Contract        Income           Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                              --------------   ----------   --------------   --------------   ----------   -----------------
     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2

        2002 ..............   0.95% to 2.05%    2,143,293    9.24 to 15.07      24,940,094       0.87%     -12.23% to -10.88%
        2001 ..............   0.95% to 2.05%    2,002,516   10.49 to 16.99      26,713,881       0.00%      -5.69% to  -4.44%
        2000 ..............   0.95% to 1.95%      972,592   11.10 to 17.86      13,940,815       0.59%      11.04% to  11.79% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2002 ..............    0.95% to 1.25%       7,968    7.92 to  7.94          63,181       0.00%     -20.78% to -20.64% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
        2002 ..............   0.95% to 1.95%      108,052    7.43 to  7.51         809,528       0.00%     -25.70% to -24.91% (a)(b)

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2002 ..............   0.95% to 1.35%       27,539    8.90 to  8.94         245,943       0.00%     -10.95% to -10.62% (a)(b)

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class   I
        2002 ..............   0.95% to 1.35%        5,514    7.76 to  7.77          42,825       0.00%     -22.45% to -22.27% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2002 ..............   0.95% to 1.50%        8,310    8.06 to  8.31          68,339       0.31%     -17.22% to -16.91% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class II
        2002 ..............   0.95% to 2.00%      170,381    7.83 to  7.91       1,344,861       0.27%     -21.72% to -20.87% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class II
        2002 ..............   0.95% to 2.00%       57,258    8.00 to  8.08         461,497       0.19%     -19.96% to -19.21% (a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2002 ..............   0.95% to 1.85%    1,894,099   10.79 to 11.45      20,858,722       3.72%       7.48% to   8.75% (a)(b)

     Gartmore GVIT ID Aggressive Fund
        2002 ..............   0.95% to 1.80%      255,545    8.17 to  8.32       2,116,196       0.77%     -17.63% to -16.79% (a)(b)

     Gartmore GVIT ID Conservative Fund
        2002 ..............   0.95% to 1.85%      881,738    9.84 to  9.96       8,755,969       2.20%      -1.62% to  -0.43% (a)(b)

     Gartmore GVIT ID Moderate Fund
        2002 ..............   0.95% to 2.10%    2,265,379    8.95 to  9.09      20,515,389       1.47%     -10.15% to  -9.09% (a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2002 ..............   0.95% to 2.10%      974,155    8.50 to  8.66       8,409,020       1.15%     -14.43% to -13.41% (a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2002 ..............   0.95% to 1.85%    1,345,876    9.44 to  9.57      12,841,716       1.92%      -5.43% to  -4.28% (a)(b)

     Gartmore GVIT Money Market Fund - Class I
        2002 ..............   0.95% to 1.85%    3,211,806    9.94 to 10.20      32,559,252       0.89%      -1.22% to   0.22% (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
        2002 ..............   0.95% to 2.00%      167,244    7.07 to  7.17       1,197,349       0.00%     -29.27% to -28.25% (a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2002 ..............   0.95% to 1.20%        1,074    6.87 to  7.67           8,098       0.02%     -23.44% to -23.26% (a)(b)

                                                      Contract                                                 Investment
                                                       Expense                    Unit           Contract         Income
                                                       Rate*         Units      Fair Value     Owners' Equity     Ratio**
                                                    --------------  -------   --------------   --------------   ----------
     Gartmore GVIT Small Cap Value Fund - Class II
        2002.....................................   0.95% to 1.85%  112,208    7.07 to  7.13        799,034        0.00%

     Gartmore GVIT Small Company Fund - Class I
        2002.....................................   0.95% to 1.35%    4,671    8.22 to  8.23         38,430        0.00%

     Gartmore GVIT Small Company Fund - Class II
        2002.....................................   0.95% to 2.00%  135,334    8.37 to  8.45      1,141,193        0.00%

     MFS(R) VIT - Investors Growth Series - Service Class
        2002.....................................   0.95% to 2.10%  137,254    7.41 to  7.51      1,026,789        0.00%

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2002.....................................   0.95% to 2.10%  284,611    6.27 to  6.36      1,804,391        0.00%

     MFS(R) VIT - New Discovery Series - Service Class
        2002.....................................   0.95% to 2.25%  190,543    7.12 to  7.24      1,374,831        0.00%

     MFS(R) VIT - Value Series - Service Class
        2002.....................................   0.95% to 1.95%  221,613    8.50 to  8.58      1,894,709        0.00%

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2002.....................................   0.95% to 2.25%  514,036    7.61 to  7.74      3,964,545        0.01%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2002.....................................   0.95% to 1.10%    5,633    7.91 to  7.92         44,600        0.00%

     Oppenheimer Global Securities Fund/VA - Service Class
        2002.....................................   0.95% to 2.10%  462,585    7.80 to  7.91      3,647,480        0.00%

     Oppenheimer High Income Fund/VA - Initial Class
        2002.....................................   0.95% to 1.35%   21,980    9.61 to  9.64        211,638        0.00%

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
        2002.....................................   0.95% to 2.10%  443,060    8.07 to  8.18      3,613,964        0.01%

     Oppenheimer Main Street Small Cap Fund/VA - Initial Class
        2002.....................................   0.95% to 1.20%    7,916    8.35 to  8.36         66,169        0.00%

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2002.....................................   0.95% to 1.85%  393,065   10.40 to 10.52      4,126,784        0.08%

     Putnam VT International Growth - IB Shares
        2002.....................................   0.95% to 1.35%   10,482    8.11 to  8.13         85,177        0.00%

     Putnam VT Small Cap Value - IB Shares
        2002.....................................   0.95% to 1.35%   12,608    7.74 to  7.76         97,793        0.00%

     Putnam VT Voyager Fund - IB Shares
        2002.....................................   0.95% to 1.50%   14,682    8.20 to  8.22        120,649        0.00%

     Van Kampen LIT - Comstock Portfolio - Class II
        2002.....................................   0.95% to 2.10%  555,025    7.96 to  8.07      4,464,450        0.01%

     Van Kampen LIT - Emerging Growth Portfolio-Class II
        2002.....................................   0.95% to 2.10%  261,630    6.91 to  7.01      1,825,726        0.00%
                                                      Total
                                                     Return***
                                                    ---------
     Gartmore GVIT Small Cap Value Fund - Class II
        2002.....................................   -29.32% to -28.67% (a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2002.....................................   -17.84% to -17.65% (a)(b)

     Gartmore GVIT Small Company Fund - Class II
        2002.....................................   -16.34% to -15.50% (a)(b)

     MFS(R) VIT - Investors Growth Series - Service Class
        2002.....................................   -25.95% to -24.90% (a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2002.....................................   -37.29% to -36.35% (a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
        2002.....................................   -28.79% to -27.61% (a)(b)

     MFS(R) VIT - Value Series - Service Class
        2002.....................................   -15.00% to -14.18% (a)(b)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2002.....................................   -23.87% to -22.62% (a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2002.....................................   -20.85% to -20.78% (a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
        2002.....................................   -22.01% to -20.93% (a)(b)

     Oppenheimer High Income Fund/VA - Initial Class
        2002.....................................    -3.86% to  -3.63% (a)(b)

     Oppenheimer Main Street Growth & Income Fund/VA - Service Class
        2002.....................................   -19.31% to -18.20% (a)(b)

     Oppenheimer Main Street Small Cap Fund/VA - Initial Class
        2002.....................................   -16.48% to -16.36% (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2002.....................................     4.00% to   5.24% (a)(b)

     Putnam VT International Growth - IB Shares
        2002.....................................   -18.86% to -18.67% (a)(b)

     Putnam VT Small Cap Value - IB Shares
        2002.....................................   -22.56% to -22.38% (a)(b)

     Putnam VT Voyager Fund - IB Shares
        2002.....................................   -18.03% to -17.77% (a)(b)

     Van Kampen LIT - Comstock Portfolio - Class II
        2002.....................................   -20.44% to -19.33% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio-Class II
        2002.....................................   -30.94% to -29.95% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                          Contract                                               Investment
                                                          Expense                    Unit          Contract        Income
                                                            Rate*       Units     Fair Value    Owners' Equity     Ratio**
                                                       -------------   -------   ------------   --------------   ----------
     VISION Group of Funds - Large Cap Growth Fund II
           2002.....................................   0.95% to 1.35%   56,581   8.27 to 8.30        469,174        0.00%

     VISION Group of Funds - Large Cap Value Fund II
           2002.....................................   0.95% to 1.35%   65,516   7.93 to 7.97        520,862        0.21%

     VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
           2002.....................................   0.95% to 1.55%  715,334   9.22 to 9.27      6,621,646        0.23%
                                                                                                   ---------
                                                         Total
                                                       Return***
                                                       ---------

     VISION Group of Funds - Large Cap Growth Fund II
           2002.....................................   -17.28% to -16.96% (a)(b)

     VISION Group of Funds - Large Cap Value Fund II
           2002.....................................   -20.67% to -20.35% (a)(b)

     VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
           2002.....................................    -7.75% to  -7.31% (a)(b)

     2002 Reserves for annuity contracts in payout phase:.....................................          390,249
                                                                                                 --------------
     2002 Contract owners' equity.............................................................   $1,361,352,650
                                                                                                 ==============

     2001 Reserves for annuity contracts in payout phase:.....................................          372,928
                                                                                                 --------------
     2001 Contract owners' equity.............................................................   $1,725,843,186
                                                                                                 ==============

     2000 Reserves for annuity contracts in payout phase:.....................................          553,897
                                                                                                 --------------
     2000 Contract owners' equity.............................................................   $2,060,057,497
                                                                                                 ==============

     1999 Reserves for annuity contracts in payout phase:.....................................          404,434
                                                                                                 --------------
     1999 Contract owners' equity.............................................................   $2,321,489,033
                                                                                                 ==============

     1998 Reserves for annuity contracts in payout phase:.....................................          226,585
                                                                                                 --------------
     1998 Contract owners' equity.............................................................   $1,820,312,727
                                                                                                 ==============

     * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed due to the EV option.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

================================================================================



                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:


               Nationwide Variable Account-7:


                    Independent Auditors' Report.


                    Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002.

                    Statements of Operations for the year ended December 31, 2002.

                    Statements of Changes in Contract Owners' Equity for the years ended December 31, 2002 and 2001.


                    Notes to Financial Statements.

               Nationwide Life Insurance Company and subsidiaries:

                    Independent Auditors' Report.


                    Consolidated Balance Sheets as of December 31, 2002 and
                    2001.

                    Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.

                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

                    Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.


                    Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                    (1) Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant. - Filed previously with the Registration Statement (File No. 33-82174) and hereby incorporated by reference.

                    (2)  Not Applicable

                    (3) Form of the Underwriting or Distribution contracts between the Depositor and the Principal Underwriter. - Filed previously with the Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                    (4) The form of the variable annuity contract. - Filed previously with Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                    (5) The variable annuity application. - Filed previously with Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                    (6) Articles of Incorporation of the Depositor. - Filed previously with the Registration Statement (File No. 33-82174) and hereby incorporated by reference.

                    (7)  Not Applicable

                    (8)  Not Applicable

                    (9) Opinion of Counsel - Filed previously with the Registration Statement (File No. 33-89560) and is hereby incorporated by reference.

                    (10) Not Applicable

                    (11) Not Applicable

                    (12) Not Applicable


                    (13) Computation of Performance Quotations - Attached
                         hereto.

Item 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

               W.G. Jurgensen, Director, Chairman of the Board and Chief Executive Officer
               Joseph J. Gasper, Director, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President, General Counsel and Secretary
               Richard D. Headley, Executive Vice President
               Donna A. James, Executive Vice President-Chief Administrative Officer
               Michael C. Keller, Executive Vice President-Chief Information Officer
               Douglas C. Robinette, Executive Vice President-Corporate Strategy Robert A. Rosholt, Executive Vice President-Finance and Investments
               John R. Cook, Jr., Senior Vice President-Chief Communications Officer
               David A. Diamond, Senior Vice President-Corporate Strategy
               Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
               David K. Hollingsworth, Senior Vice
               President-President-Nationwide Insurance Sales
               David R. Jahn, Senior Vice President-Product Management
               Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations Gary D. McMahan, Senior Vice President
               Michael D. Miller, Senior Vice President-NI Finance
               Brian W. Nocco, Senior Vice President and Treasurer
               Mark D. Phelan, Senior Vice President-Technology and Operations Kathleen D. Ricord, Senior Vice President-Marketing and Strategy John S. Skubik, Senior Vice President-Consumer Finance
               Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations
               Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing
               James G. Brocksmith, Jr., Director
               Henry S. Holloway, Director
               James F. Patterson, Director
               Gerald D. Prothro, Director
               Joseph A. Alutto, Director
               Donald L. McWhorter, Director
               Arden L. Shisler, Director
               Alex Shumate, Director
               Lydia M. Marshall, Director
               David O. Miller, Director

               The business address of the Directors and Officers of the Depositor is:

               One Nationwide Plaza
               Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               *Subsidiaries for which separate financial statements are filed
              **Subsidiaries included in the respective consolidated financial statements
             ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
            ****Other subsidiaries



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------


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


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------

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


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Agency, Inc.             Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------



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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 27.  NUMBER OF CONTRACT OWNERS


          The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2003 was 8,541 and 11,175, respectively.


Item 28.  INDEMNIFICATION

          Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  PRINCIPAL UNDERWRITER

          (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

          (b)  NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

               Joseph J. Gasper, Director and Chairman of the Board
               Richard A. Karas, Director and Vice Chairman
               Duane C. Meek, President
               William G. Goslee, Senior Vice President
               Mark R. Thresher, Director, Senior Vice President and Treasurer Kevin S. Crossett, Vice President
               Trey Rouse, Vice President
               Peter R. Salvator, Vice President
               Barbara J. Shane, Vice President-Compliance Officer
               Karen R. Tackett, Vice President
               Alan A. Todryk, Vice President-Taxation
               Carol L. Dove, Associate Vice President-Treasury Services and
                  Assistant Treasurer
               Glenn W. Soden, Associate Vice President and Secretary

               Thomas E. Barnes, Associate Vice President and Assistant
                  Secretary
               John F. Delaloye, Assistant Secretary
               Dina A. Tantra, Assistant Secretary
               Mark D. Maxwell, Assistant Secretary
               E. Gary Berndt, Assistant Treasurer
               Terry C. Smetzer, Assistant Treasurer

               The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
               One Nationwide Plaza
               Columbus, Ohio 43215




(c)


         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                            COMMISSIONS ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-7:

We consent to the use of our reports for Nationwide Variable Account-7 dated February 20, 2003 and for Nationwide Life Insurance Company and subsidiaries dated January 30, 2003, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 033-89560). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.






KPMG LLP
Columbus, Ohio
April 21, 2003

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT - 7, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Post-Effective Amendment No. 19 and has caused this Post-Effective Amendment No. 19 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 23rd day of April, 2003.


                           NATIONWIDE VARIABLE ACCOUNT - 7
    ----------------------------------------------------------------------------
                                  (Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
    ----------------------------------------------------------------------------
                                   (Depositor)


                              By/s/STEVEN SAVINI, ESQ.
    ----------------------------------------------------------------------------
                               Steven Savini, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of April, 2003.



               SIGNATURE                                   TITLE


W. G. JURGENSEN                              Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director
----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
----------------------------------------
David O. Miller

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
----------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
----------------------------------------
Alex Shumate

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     -----------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
